                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number 811-03605

                         Northern Institutional Funds
              (Exact name of registrant as specified in charter)

                            50 South LaSalle Street
                               Chicago, IL 60603
              (Address of principal executive offices) (Zip code)

                         Lloyd A. Wennlund, President
                         Northern Institutional Funds
                            50 South LaSalle Street
                               Chicago, IL 60603
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (312) 557-7547

                     Date of fiscal year end: November 30

                  Date of reporting period: February 28, 2006

Item 1. Schedule of Investments.

The registrant's schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), is as follows:

FIXED INCOME PORTFOLIOS
   SCHEDULE OF INVESTMENTS
   BOND PORTFOLIO

                                                                                       NUMBER   VALUE
                                                                                      OF SHARES (000S)
                                                                                      --------- -------
PREFERRED STOCKS - 1.3%

Diversified Financial Services - 0.8%
   Merrill Lynch & Co., Inc. +                                                          90,000  $ 2,361
                                                                                                -------
Insurance - 0.5%
   Metlife, Inc. +                                                                      62,800    1,637
                                                                                                -------
Total Preferred Stocks
(Cost $3,848)                                                                                     3,998
                                                                                                -------

                                                                                      PRINCIPAL
                                                                                       AMOUNT   VALUE
                                                                                       (000S)   (000S)
                                                                                      --------- -------
ASSET-BACKED SECURITIES - 16.6%

Automobile - 5.1%
   Carmax Auto Owner Trust, Series 2005-2, Class A3,
       4.21%, 1/15/10                                                                  $ 2,225    2,195
   Chase Manhattan Auto Owner Trust, Series 2005-A, Class A3,
       3.87%, 6/15/09                                                                      695      685
   Daimler Chrysler Auto Trust, Series 2005-A, Class A4,
       3.74%, 2/8/10                                                                     3,075    3,005
   Nissan Auto Receivables Owner Trust, Series 2005-A, Class A4,
       3.82%, 7/15/10                                                                    3,035    2,960
   USAA Auto Owner Trust, Series 2005-4, Class A4,
       4.89%, 8/15/12                                                                    3,000    2,990
   WFS Financial Owner Trust, Series 2004-2, Class A4,
       3.54%, 11/21/11                                                                   1,700    1,667
   WFS Financial Owner Trust, Series 2005-3, Class A3A,
       4.25%, 6/17/10                                                                    1,930    1,907
                                                                                                -------
                                                                                                 15,409
                                                                                                -------
Commercial Mortgage Services - 9.5%
   Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class A2,
       4.74%, 9/11/42                                                                    2,090    2,050
   Chase Manhattan Bank-First Union National Bank, Series 1999-1, Class A2,
       7.44%, 8/15/31                                                                    2,000    2,129
   Commercial Mortgage Acceptance Corp., Series 1998-C2, Class A3,
       6.04%, 9/15/30                                                                    2,080    2,115
   Commercial Mortgage Acceptance Corp., Series 1999-C1, Class A2,
       7.03%, 6/15/31                                                                    2,375    2,482
   CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A3,
       6.13%, 4/15/37                                                                    2,105    2,195
   DLJ Commercial Mortgage Corp., Series 1998-CF2, Class A1B,
       6.24%, 11/12/31                                                                     800      819
   DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A1B,
       6.46%, 3/10/32                                                                    1,400    1,446
   JP Morgan Chase Commercial Mortgage Securities Corp., Series 2003-C1, Class A1,
       4.28%, 1/12/37                                                                    2,023    1,964
   JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A2,
       4.63%, 3/15/46                                                                    1,820    1,783
   LB Commercial Conduit Mortgage Trust, Series 1998-C1, Class A3,
       6.48%, 2/18/30                                                                    2,760    2,808
   LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A2,
       4.89%, 9/15/30                                                                    2,170    2,142
   Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A2,
       4.07%, 10/12/41                                                                   1,915    1,848
   Morgan Stanley Dean Witter Capital I, Series 2001-TOP1, Class A4,
       6.66%, 2/15/33                                                                    2,675    2,823
   Morgan Stanley Dean Witter Capital I, Series 2001-TOP3, Class A4,
       6.39%, 7/15/33                                                                    2,290    2,403
                                                                                                -------
                                                                                                 29,007
                                                                                                -------
Credit Card - 0.9%
   Bank One Issuance Trust, Series 2003-A9, Class A9,                                    1,520    1,478
       3.86%, 6/15/11
   Citibank Credit Card Issuance Trust, Series 2003-A8, Class A8,                        1,290    1,245
       3.50%, 8/16/10
                                                                                                -------
                                                                                                  2,723
                                                                                                -------

FIXED INCOME PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

                                                  FEBRUARY 28, 2006 (UNAUDITED)

                                                        PRINCIPAL
                                                         AMOUNT    VALUE
                                                         (000S)    (000S)
                                                        --------- --------
ASSET-BACKED SECURITIES - 16.6% - CONTINUED

Whole Loan - 1.1%
   Washington Mutual, Inc., Series 2003-AR7, Class A5,
       3.07%, 8/25/33                                   $  3,320  $  3,259
                                                                  --------
Total Asset-Backed Securities
(Cost $51,776)                                                      50,398
                                                                  --------

CORPORATE BONDS - 26.2%

Auto Manufacturers - 1.2%
   DaimlerChrysler NA Holding Corp., +
       8.50%, 1/18/31                                      1,660     2,024
   General Motors Corp., +
       8.38%, 7/15/33                                      2,425     1,709
                                                                  --------
                                                                     3,733
                                                                  --------
Banks - 1.3%
   RBS Capital Trust III,
       5.51%, 9/29/49                                      1,890     1,856
   Wachovia Capital Trust III,
       5.80%, 3/15/42                                      2,000     1,989
                                                                  --------
                                                                     3,845
                                                                  --------
Diversified Financial Services - 13.8%
   Capital One Bank, +
       4.88%, 5/15/08                                      2,010     1,993
   Dow Jones CDX HY, Series 5-T1, /(1)(2)/ +
       8.75%, 12/29/10                                    10,425    10,549
   Dow Jones CDX HY, Series 5-T2, /(1)(2)/ +
       7.25%, 12/29/10                                    13,250    13,093
   Dow Jones CDX HY, Series 5-T3, /(1)(2)/ +
       8.25%, 12/29/10                                     4,480     4,505
   General Motors Acceptance Corp.,
       6.88%, 9/15/11                                      1,875     1,679
   HSBC Finance Corp.,
       5.50%, 1/19/16                                      2,015     2,013
   International Lease Finance Corp.,
       5.00%, 9/15/12                                      2,175     2,116
   Nelnet, Inc.,
       5.13%, 6/1/10                                       3,095     3,015
   Power Receivable Finance LLC, /(1) (2)/
       6.29%, 1/1/12                                       1,310     1,321
   Residential Capital Corp., +
       6.88%, 6/30/15                                      1,420     1,490
   TRAINS, /(1)(2)/ +
       7.65%, 6/15/15                                         31        32
                                                                  --------
                                                                    41,806
                                                                  --------
Electric - 1.1%
   PSEG Power LLC,
       5.50%, 12/1/15                                      1,920     1,906
   Virginia Electric and Power Co., +
       6.00%, 1/15/36                                      1,550     1,555
                                                                  --------
                                                                     3,461
                                                                  --------
Household Products/Wares - 0.3%
   Fortune Brands, Inc., +
       5.88%, 1/15/36                                        775       759
   Spectrum Brands, Inc., +
       7.38%, 2/1/15                                         104        90
                                                                  --------
                                                                       849
                                                                  --------
Media - 2.4%
   Comcast Corp.,
       4.95%, 6/15/16 +                                    2,300     2,149
       6.45%, 3/15/37                                      1,220     1,219
   News America, Inc., /(1)(2)/ +
       6.40%, 12/15/35                                     1,700     1,711
   Time Warner Entertainment Co. LP,
       8.38%, 3/15/23                                      1,970     2,318
                                                                  --------
                                                                     7,397
                                                                  --------
Oil & Gas - 2.3%
   Devon Financing Corp.,
       7.88%, 9/30/31                                      1,400     1,783
   Pemex Project Funding Master Trust,
       7.38%, 12/15/14                                     1,230     1,368
   Premcor Refining Group (The), Inc.,
       9.50%, 2/1/13                                         750       835
       6.75%, 5/1/14                                       2,870     3,011
                                                                  --------
                                                                     6,997
                                                                  --------
Pipelines - 1.0%
   Consolidated Natural Gas Co.,
       5.00%, 3/1/14                                       1,085     1,046
   Duke Capital Corp.,
       8.00%, 10/1/19                                      1,700     2,009
                                                                  --------
                                                                     3,055
                                                                  --------

        NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 2 FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS
   SCHEDULE OF INVESTMENTS
   BOND PORTFOLIO (continued)

                                                              PRINCIPAL
                                                               AMOUNT   VALUE
                                                               (000S)   (000S)
                                                              --------- -------
CORPORATE BONDS - 26.2% - CONTINUED

Real Estate - 0.5%
   EOP Operating LP,
       7.88%, 7/15/31                                          $ 1,290  $ 1,529
                                                                        -------
Real Estate Investment Trusts - 0.7%
   Simon Property Group LP, /(1)(2)/ +
       5.38%, 6/1/11                                             2,035    2,025
                                                                        -------
Savings & Loans - 0.7%
   Washington Mutual Preferred Funding Delaware, /(1)(2)(3)/
       6.53%, 3/29/49                                            2,025    2,020
                                                                        -------
Telecommunications - 0.9%
   Verizon Global Funding Corp., +
       5.85%, 9/15/35                                              745      703
   Verizon New Jersey, Inc.,
       5.88%, 1/17/12                                            2,075    2,090
                                                                        -------
                                                                          2,793
                                                                        -------
Total Corporate Bonds
(Cost $79,555)                                                           79,510
                                                                        -------

FOREIGN ISSUER BONDS - 8.4%

Banks - 2.1%
   Resona Bank Ltd., /(1)(2)/
       5.85%, 9/29/49                                            2,320    2,303
   Shinsei Finance Cayman Ltd., /(1)(2)/ +
       6.42%, 1/29/49                                            2,240    2,265
   Sumitomo Mitsui Banking Corp., /(1)(2)/
       5.63%, 7/29/49                                            1,880    1,858
                                                                        -------
                                                                          6,426
                                                                        -------
Oil & Gas - 0.2%
   Anadarko Finance Co.,
       7.50%, 5/1/31                                               490      602
                                                                        -------
Semiconductors - 0.6%
   Chartered Semiconductor Manufacturing Ltd., +
       6.38%, 8/3/15                                             1,800    1,813
                                                                        -------
Sovereign - 4.8%
   Bundesrepublik Deutschland,
   4.00%, 1/4/37                                                11,575   14,509
                                                                        -------
Telecommunications - 0.7%
   Telecom Italia Capital S.A.,
       5.25%, 10/1/15                                            2,420    2,311
                                                                        -------
Total Foreign Issuer Bonds
(Cost $25,737)                                                           25,661
                                                                        -------

U.S. GOVERNMENT AGENCIES - 44.0% /(4)/

Fannie Mae - 27.1%
   Pool #255452,
       5.50%, 10/1/19                                            3,703    3,721
   Pool #535982,
       7.50%, 5/1/31                                               191      200
   Pool #545437,
       7.00%, 2/1/32                                                19       20
   Pool #545757,
       7.00%, 6/1/32                                             3,205    3,319
   Pool #703439,
       5.00%, 6/1/18                                                82       81
   Pool #725424,
       5.50%, 4/1/34                                             9,890    9,819
   Pool #725787,
       5.00%, 9/1/19                                             9,240    9,125
   Pool #785242,
       5.50%, 6/1/19                                               139      140
   Pool #832443,
       5.00%, 9/1/35                                             6,875    6,681
   Pool TBA, /(3)/
       4.50%, 3/15/19                                            8,378    8,137
       5.00%, 12/31/49                                           1,990    1,999
       5.00%, 12/31/49                                          26,200   25,954
       6.00%, 12/31/49                                          13,000   13,118
                                                                        -------
                                                                         82,314
                                                                        -------
Freddie Mac Gold - 15.8%
   Pool #C00910,
       7.50%, 1/1/30                                             1,030    1,079
   Pool #G01790,
       6.50%, 9/1/34                                             4,372    4,474
   Pool #G01824,
       6.50%, 4/1/35                                             2,005    2,053

FIXED INCOME PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

                                                  FEBRUARY 28, 2006 (UNAUDITED)

                                                                  PRINCIPAL
                                                                   AMOUNT      VALUE
                                                                   (000S)      (000S)
                                                                 ----------- ---------
U.S. GOVERNMENT AGENCIES - 44.0% /(4)/ - CONTINUED

Freddie Mac Gold - 15.8% - (continued)
   Pool TBA, /(3)/
       6.00%, 3/15/30                                            $    14,185 $  14,318
       5.00%, 12/31/49                                                15,835    15,340
       6.50%, 12/31/49                                                10,585    10,826
                                                                             ---------
                                                                                48,090
                                                                             ---------
Government National Mortgage Association - 1.1%
   Pool #595091,
       6.00%, 10/15/32                                                   993     1,014
   Pool #597572,
       5.50%, 9/15/35                                                     53        54
   Pool #627123,
       5.50%, 3/15/34                                                  1,979     1,985
   Pool #781688,
       6.00%, 12/15/33                                                    91        93
                                                                             ---------
                                                                                 3,146
                                                                             ---------
Total U.S. Government Agencies
(Cost $133,905)                                                                133,550

U.S. GOVERNMENT OBLIGATION - 3.0%

U.S. Treasury Bond - 3.0%
       6.75%, 8/15/26                                                  7,231     9,175
                                                                             ---------
Total U.S. Government Obligation
(Cost $9,152)                                                                    9,175
                                                                             ---------

                                                                   NUMBER      VALUE
                                                                  OF SHARES    (000S)
                                                                 ----------- ---------
INVESTMENT COMPANY - 10.5%

   Northern Institutional Funds - Liquid Assets Portfolio /(5)/   32,038,922    32,039
                                                                             ---------
Total Investment Company
(Cost $32,039)                                                                  32,039

                                                                  PRINCIPAL
                                                                   AMOUNT      VALUE
                                                                   (000S)      (000S)
                                                                 ----------- ---------
SHORT-TERM INVESTMENTS - 31.3%

   FHLB Discount Note,
       4.38%, 3/1/06                                             $    49,573    49,573
   Societe General, Grand Cayman, Eurodollar Time Deposit,
       4.60%, 3/1/06                                                  45,486    45,486
                                                                             ---------
Total Short-Term Investments
(Cost $95,059)                                                                  95,059
                                                                             ---------
Total Investments - 141.3%
(Cost $431,071)                                                                429,390
                                                                             ---------
   Liabilities less Other Assets - (41.3)%                                    (125,578)
                                                                             ---------
NET ASSETS - 100.0%                                                          $ 303,812

(1) Restricted security that has been deemed illiquid. At February 28, 2006, the value of these restricted illiquid securities amounted to approximately $41,682,000 or 13.7% of net assets. Additional information on each holding is as follows:

                                                               ACQUISITION
                                                ACQUISITION       COST
SECURITY                                           DATE          (000S)
--------------------------------------------- ---------------- -----------
Dow Jones CDX HY, Series 5-T1,
8.75%, 12/29/10                               10/7/05-2/16/06    $10,348

Dow Jones CDX HY, Series 5-T2,
7.25%, 12/29/10                               10/6/05-11/03/05    13,101

Dow Jones CDX HY, Series 5-T3,
8.25%, 12/29/10                                   12/14/05         4,474

News America, Inc.,
6.40%, 12/15/35                                   12/20/05         1,697

Power Receivable Finance LLC,
6.29%, 1/1/12                                     9/30/03          1,310

Resona Bank Ltd.,
5.85%, 9/29/49                                     9/8/05          2,318

Shinsei Finance Cayman Ltd.,
6.42%, 1/29/49                                    2/16/06          2,253

Simon Property Group LP,
5.38%, 6/1/11                                     11/8/05          2,025

Sumitomo Mitsui Banking Corp.,
5.63%, 7/29/49                                    7/15/05          1,870

TRAINS,
7.65%, 6/15/15                                    11/22/05            32

Washington Mutual Preferred Funding Delaware,
6.53%, 3/29/49                                    2/24/06          2,025

        NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 4 FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS
   SCHEDULE OF INVESTMENTS
   BOND PORTFOLIO (continued)

(2) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(3) When-Issued Security
(4) The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(5) Investment relates to cash collateral received from portfolio securities loaned.

+   Security is either wholly or partially on loan.

At February 28, 2006, the Bond Portfolio had outstanding forward foreign currency exchange contracts as follows:

                 AMOUNT       IN       AMOUNT
CONTRACTS        (LOCAL    EXCHANGE    (LOCAL              UNREALIZED
TO DELIVER      CURRENCY)     FOR     CURRENCY) SETTLEMENT    LOSS
CURRENCY         (000S)    CURRENCY    (000S)      DATE      (000S)
----------      --------- ----------- --------- ---------- ----------
Euro               12,400 U.S. Dollar    14,754    3/24/06     $ (50)
                --------- ----------- --------- ---------- ----------

At February 28, 2006, the credit quality distribution for the Bond Portfolio as a percentage of investments including cash was:

QUALITY DISTRIBUTION *                                      %
----------------------------------------------------------------
AAA                                                        69.0%
AA                                                          1.4
A                                                           4.6
BBB                                                        14.1
BB                                                          5.1
B or Lower                                                  5.8
----------------------------------------------------------------
Total                                                     100.0%

*   Standard & Poor's Rating Services

Federal Tax Information:
At February 28, 2006, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                            $ 431,071
                                                           ---------
Gross tax appreciation of investments                      $   1,188
Gross tax depreciation of investments                         (2,869)
                                                           ---------
Net tax depreciation of investments                        $  (1,681)
                                                           ---------

FIXED INCOME PORTFOLIOS 5 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FIXED INCOME PORTFOLIOS
   SCHEDULE OF INVESTMENTS
   CORE BOND PORTFOLIO

                                                                                       NUMBER    VALUE
                                                                                      OF SHARES  (000S)
                                                                                      --------- --------
PREFERRED STOCKS - 1.4%

Diversified Financial Services - 0.8%
   Merrill Lynch & Co., Inc. +                                                          50,000  $  1,312
                                                                                                --------
Insurance - 0.6%
   Metlife, Inc. +                                                                      33,000       860
                                                                                                --------
Total Preferred Stocks
(Cost $2,090)                                                                                      2,172
                                                                                                --------

                                                                                      PRINCIPAL
                                                                                       AMOUNT    VALUE
                                                                                       (000S)    (000S)
                                                                                      --------- --------
ASSET-BACKED SECURITIES - 15.0%

Automobile - 5.3%
   Carmax Auto Owner Trust, Series 2005-2, Class A3,
       4.21%, 1/15/10                                                                 $  1,060     1,046
   Chase Manhattan Auto Owner Trust, Series 2005-A, Class A3,
       3.87%, 6/15/09                                                                      670       660
   Daimler Chrysler Auto Trust, Series 2005-A, Class A4,
       3.74%, 2/8/10                                                                     1,580     1,544
   Honda Auto Receivables Owner Trust, Series 2005-3, Class A3,
       3.87%, 4/20/09                                                                      695       684
   Nissan Auto Receivables Owner Trust, Series 2005-A, Class A4,
       3.82%, 7/15/10                                                                    1,580     1,541
   USAA Auto Owner Trust, Series 2005-4, Class A4,
       4.89%, 8/15/12                                                                    1,565     1,560
   WFS Financial Owner Trust, Series 2004-2, Class A4,
       3.54%, 11/21/11                                                                     525       515
   WFS Financial Owner Trust, Series 2005-3, Class A3A,
       4.25%, 6/17/10                                                                      910       899
                                                                                                --------
                                                                                                   8,449
                                                                                                --------
Commercial Mortgage Services - 8.1%
   Banc of America Commercial Mortgage, Inc., Series 2004-5, Class A2,
       4.18%, 11/10/41                                                                     955       924
   Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class A2,
       4.74%, 9/11/42                                                                      990       971
   Chase Manhattan Bank-First Union National Bank, Series 1999-1, Class A2,
       7.44%, 8/15/31                                                                      415       442
   Commercial Mortgage Acceptance Corp., Series 1998-C2, Class A3,
       6.04%, 9/15/30                                                                      985     1,002
   Commercial Mortgage Acceptance Corp., Series 1999-C1, Class A2,
       7.03%, 6/15/31                                                                    1,345     1,406
   CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A3,
       6.13%, 4/15/37                                                                      630       657
   DLJ Commercial Mortgage Corp., Series 1998-CF2, Class A1B,
       6.24%, 11/12/31                                                                     310       317
   DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A1B,
       6.46%, 3/10/32                                                                      510       527
   GMAC Commercial Mortgage Securities, Inc., Series 2002-C3, Class A2,
       4.93%, 7/10/39                                                                      640       628
   Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A2,
       4.31%, 8/10/42                                                                      375       363
   JP Morgan Chase Commercial Mortgage Securities Corp., Series 2003-C1, Class A1,
       4.28%, 1/12/37                                                                      422       409
   JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A2,
       4.63%, 3/15/46                                                                      660       647
   LB Commercial Conduit Mortgage Trust, Series 1998-C1, Class A3,
       6.48%, 2/18/30                                                                    1,441     1,466
   LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A2,
       4.89%, 9/15/30                                                                    1,130     1,115
   Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A2,
       4.07%, 10/12/41                                                                     980       946
   Morgan Stanley Dean Witter Capital I, Series 2001-TOP1, Class A4,
       6.66%, 2/15/33                                                                      480       507
   Morgan Stanley Dean Witter Capital I, Series 2001-TOP3, Class A4,
       6.39%, 7/15/33                                                                      640       671
                                                                                                --------
                                                                                                  12,998
                                                                                                --------
Credit Card - 1.3%
   Bank One Issuance Trust, Series 2003-A9, Class A9,
       3.86%, 6/15/11                                                                      605       588

FIXED INCOME PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

                                                  FEBRUARY 28, 2006 (UNAUDITED)

                                                                   PRINCIPAL
                                                                    AMOUNT    VALUE
                                                                    (000S)    (000S)
                                                                   --------- ---------
ASSET-BACKED SECURITIES - 15.0% - CONTINUED

Credit Card - 1.3% - (continued)
   Citibank Credit Card Issuance Trust, Series 2003-A8, Class A8,
       3.50%, 8/16/10                                              $   1,030 $     995
   MBNA Credit Card Master Note Trust, Series 2003-A6, Class A6,
       2.75%, 10/15/10                                                   580       553
                                                                             ---------
                                                                                 2,136
                                                                             ---------
Whole Loan - 0.3%
   Washington Mutual, Inc., Series 2003-AR7, Class A5,
       3.07%, 8/25/33                                                    515       505
                                                                             ---------
Total Asset-Backed Securities
(Cost $24,620)                                                                  24,088
                                                                             ---------


CORPORATE BONDS - 19.3%

Auto Manufacturers - 0.7%
   DaimlerChrysler NA Holding Corp., +
       8.50%, 1/18/31                                                    875     1,067
                                                                             ---------
Banks - 1.0%
   RBS Capital Trust III,
       5.51%, 9/29/49                                                    525       516
   Wachovia Capital Trust III,
       5.80%, 3/15/42                                                  1,130     1,123
                                                                             ---------
                                                                                 1,639
                                                                             ---------
Diversified Financial Services - 7.6%
   Allstate Life Global Funding Trusts, +
       4.50%, 5/29/09                                                    515       506
   American General Finance Corp.,
       5.38%, 10/1/12                                                    980       975
   Capital One Bank, +
       4.88%, 5/15/08                                                    870       863
   Citigroup, Inc.,
       5.00%, 9/15/14                                                    685       670
   General Electric Capital Corp., +
       4.88%, 10/21/10                                                 1,505     1,488
   Goldman Sachs Group, Inc., +
       5.35%, 1/15/16                                                  1,140     1,128
   HSBC Finance Corp., +
       5.50%, 1/19/16                                                  1,065     1,064
   International Lease Finance Corp.,
       3.75%, 8/1/07 +                                                   140       137
       5.00%, 9/15/12                                                  1,005       978
   JPMorgan Chase & Co., +
       5.15%, 10/1/15                                                  1,065     1,042
   Morgan Stanley,
       4.75%, 4/1/14                                                     415       396
   Nelnet, Inc.,
       5.13%, 6/1/10                                                   1,580     1,539
   Power Receivable Finance LLC, /(1)(2)/
       6.29%, 1/1/12                                                     286       288
   Residential Capital Corp., +
       6.88%, 6/30/15                                                  1,110     1,165
                                                                             ---------
                                                                                12,239
                                                                             ---------
Electric - 1.3%
   PSEG Power LLC,
       5.50%, 12/1/15                                                  1,080     1,072
   Public Service Electric & Gas,
       4.00%, 11/1/08                                                    250       242
   Virginia Electric and Power Co., +
       6.00%, 1/15/36                                                    810       813
                                                                             ---------
                                                                                 2,127
                                                                             ---------
Household Products/Wares - 0.2%
   Fortune Brands, Inc., +
       5.88%, 1/15/36                                                    400       392
                                                                             ---------
Insurance - 0.2%
   AIG SunAmerica Global Financing X, /(1)(2)/
       6.90%, 3/15/32                                                    250       289
                                                                             ---------
Media - 2.3%
   Comcast Corp.,
       4.95%, 6/15/16                                                  1,130     1,056
       6.45%, 3/15/37                                                    650       649
   News America, Inc., /(1)(2)/
       6.40%, 12/15/35                                                   875       881
   Time Warner Entertainment Co.,
       8.38%, 3/15/23                                                    990     1,165
                                                                             ---------
                                                                                 3,751
                                                                             ---------
Oil & Gas - 2.4%
   Devon Financing Corp.,
       7.88%, 9/30/31                                                    695       885
   Pemex Project Funding Master Trust,
       7.38%, 12/15/14                                                   345       384

        NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 2 FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS
   SCHEDULE OF INVESTMENTS
   CORE BOND PORTFOLIO (continued)

                                                              PRINCIPAL
                                                               AMOUNT    VALUE
                                                               (000S)    (000S)
                                                              --------- --------
CORPORATE BONDS - 19.3% - CONTINUED

Oil & Gas - 2.4% - (continued)
   Premcor Refining Group (The), Inc.,
       9.50%, 2/1/13                                          $    335  $    373
       6.75%, 5/1/14 +                                           1,390     1,458
   XTO Energy, Inc., +
       5.30%, 6/30/15                                              695       690
                                                                        --------
                                                                           3,790
                                                                        --------
Pipelines - 1.0%
   Consolidated Natural Gas Co.,
       5.00%, 3/1/14                                               585       564
   Duke Capital Corp.,
       8.00%, 10/1/19                                              910     1,075
                                                                        --------
                                                                           1,639
                                                                        --------
Real Estate - 0.5%
   EOP Operating LP,
       7.88%, 7/15/31                                              705       836
                                                                        --------
Real Estate Investment Trusts - 0.7%
   Simon Property Group LP, /(1)(2)/ +
       5.38%, 6/1/11                                             1,060     1,055
                                                                        --------
Savings & Loans - 0.7%
   Washington Mutual Preferred Funding Delaware, /(1)(2)(3)/
       6.53%, 3/29/49                                            1,090     1,087
                                                                        --------
Telecommunications - 0.6%
   Verizon Global Funding Corp., +
       5.85%, 9/15/35                                              405       382
   Verizon New Jersey, Inc., +
       5.88%, 1/17/12                                              275       277
   Verizon of New England, Inc.,
       6.50%, 9/15/11                                              260       268
                                                                        --------
                                                                             927
                                                                        --------
Transportation - 0.1%
   Caliber System, Inc.,
       7.80%, 8/1/06                                               160       162
                                                                        --------
Total Corporate Bonds
(Cost $31,134)                                                            31,000
                                                                        --------


FOREIGN ISSUER BONDS - 4.2%

Banks - 2.0%
   Resona Bank Ltd., /(1)(2)/
       5.85%, 4/15/16                                            1,100     1,092
   Shinsei Finance Cayman Ltd., /(1)(2)/ +
       6.42%, 1/29/49                                            1,220     1,234
   Sumitomo Mitsui Banking Corp., /(1)(2)/ +
       5.63%, 7/29/49                                              870       859
                                                                        --------
                                                                           3,185
                                                                        --------
Oil & Gas - 0.1%
   Anadarko Finance Co.,
       7.50%, 5/1/31                                               130       160
                                                                        --------

Semiconductors - 0.4%
   Chartered Semiconductor Manufacturing Ltd., +
       6.38%, 8/3/15                                               720       725
                                                                        --------
Telecommunications - 1.7%
   Telecom Italia Capital S.A.,
       5.25%, 10/1/15                                            1,165     1,113
   Telefonica Europe BV,
       7.75%, 9/15/10                                              800       869
   Telefonos de Mexico S.A. de C.V., +
       4.75%, 1/27/10                                              685       670
                                                                        --------
                                                                           2,652
                                                                        --------
Total Foreign Issuer Bonds
(Cost $6,802)                                                              6,722
                                                                        --------


U.S. GOVERNMENT AGENCIES - 43.9% /(4)/

Fannie Mae - 26.8%
   Pool #255452,
       5.50%, 10/1/19                                            1,639     1,647
   Pool #255934,
       6.00%, 11/1/35                                              552       557
   Pool #535714,
       7.50%, 1/1/31                                                81        85
   Pool #545757,
       7.00%, 6/1/32                                               621       643
   Pool #555599,
       7.00%, 4/1/33                                               243       251
   Pool #651897,
       7.00%, 8/1/32                                               397       411
   Pool #656035,
       7.50%, 9/1/32                                               138       145
   Pool #703439,
       5.00%, 6/1/18                                             1,279     1,265
   Pool #712130,
       7.00%, 6/1/33                                               116       119

FIXED INCOME PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

                                                  FEBRUARY 28, 2006 (UNAUDITED)

                                                                  PRINCIPAL
                                                                   AMOUNT     VALUE
                                                                   (000S)     (000S)
                                                                 ----------- ---------
U.S. GOVERNMENT AGENCIES - 43.9% /(4)/ - CONTINUED

Fannie Mae - 26.8% - (continued)
   Pool #725424,
       5.50%, 4/1/34                                             $     5,594 $   5,555
   Pool #725787,
       5.00%, 9/1/19                                                   2,620     2,588
   Pool #733868,
       6.00%, 12/1/32                                                    716       724
   Pool #735931,
       5.00%, 10/1/20                                                    422       417
   Pool #794338,
       6.00%, 9/1/34                                                   1,434     1,448
   Pool #796371,
       5.00%, 10/1/19                                                    288       284
   Pool #797773,
       5.00%, 3/1/20                                                     238       235
   Pool #814782,
       7.00%, 4/1/35                                                     109       112
   Pool #820374,
       5.50%, 4/1/20                                                     132       132
   Pool #832443,
       5.00%, 9/1/35                                                   3,891     3,781
   Pool #839291,
       5.00%, 9/1/20                                                     165       163
   Pool TBA, /(3)/
       5.50%, 3/1/18                                                   1,450     1,456
       4.50%, 3/15/19                                                  4,362     4,237
       6.00%, 3/1/30                                                   3,330     3,360
       5.50%, 3/1/33                                                  13,565    13,438
                                                                             ---------
                                                                                43,053
                                                                             ---------
Freddie Mac Gold - 16.2%
   Pool #A41603,
       6.50%, 1/1/36                                                     300       307
   Pool #G01186,
       7.50%, 2/1/31                                                      17        18
   Pool #G01790,
       6.50%, 9/1/34                                                   2,377     2,432
   Pool #G01824,
       6.50%, 4/1/35                                                     943       965
   Pool TBA, /(3)/
       6.50%, 3/1/30                                                   5,480     5,605
       6.00%, 3/15/30                                                  8,520     8,600
       5.00%, 3/15/34                                                  8,295     8,036
                                                                             ---------
                                                                                25,963
                                                                             ---------
Government National Mortgage Association - 0.9%
   Pool #595091,
       6.00%, 10/15/32                                                   491       501
   Pool #604183,
       5.50%, 4/15/33                                                     80        80
   Pool #627123,
       5.50%, 3/15/34                                                    729       731
   Pool #633627,
       5.50%, 9/15/34                                                    103       104
                                                                             ---------
                                                                                 1,416
                                                                             ---------
Total U.S. Government Agencies
(Cost $70,753)                                                                  70,432
                                                                             ---------


U.S. GOVERNMENT OBLIGATIONS - 15.0%

U.S. Treasury Bond - 4.3%
       6.75%, 8/15/26                                                  5,408     6,861
                                                                             ---------
U.S. Treasury Notes - 10.7%
       4.50%, 2/28/11                                                    480       478
       4.50%, 2/15/16 +                                               16,760    16,697
                                                                             ---------
                                                                                17,175
                                                                             ---------
Total U.S. Government Obligations
(Cost $23,968)                                                                  24,036
                                                                             ---------

                                                                   NUMBER     VALUE
                                                                  OF SHARES   (000S)
                                                                 ----------- ---------
INVESTMENT COMPANY - 18.9%
   Northern Institutional Funds - Liquid Assets Portfolio /(5)/   30,279,191    30,279
                                                                             ---------
Total Investment Company
(Cost $30,279)                                                                  30,279
                                                                             ---------

        NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 4 FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS
   SCHEDULE OF INVESTMENTS                         FEBRUARY 28, 2006 (UNAUDITED)
   CORE BOND PORTFOLIO (continued)

                                                             PRINCIPAL
                                                              AMOUNT     VALUE
                                                              (000S)     (000S)
                                                             --------- ---------
SHORT-TERM INVESTMENTS - 27.8%

   FHLB Discount Note,
       4.38%, 3/1/06                                         $ 20,668  $  20,668
   Societe Generale, Grand Cayman, Eurodollar Time Deposit,
       4.60%, 3/1/06                                           24,009     24,009
                                                                       ---------
Total Short-Term Investments
(Cost $44,677)                                                            44,677
                                                                       ---------
Total Investments - 145.5%
(Cost $234,323)                                                          233,406
                                                                       ---------
   Liabilities less Other Assets - (45.5)%                               (72,965)
                                                                       ---------
NET ASSETS - 100.0%                                                    $ 160,441

(1) Restricted security that has been deemed illiquid. At February 28, 2006, the value of these restricted illiquid securities amounted to approximately $6,785,000 or 4.2% of net assets. Additional information on each holding is as follows:

                                                              ACQUISITION
                                                ACQUISITION      COST
SECURITY                                           DATE         (000S)
--------------------------------------------- --------------- -----------
AIG SunAmerica Global Financing X,
6.90%, 3/15/32                                3/13/02-9/5/02    $  255

News America, Inc.,
6.40%, 12/15/35                                  12/20/05          874

Power Receivable Finance LLC,
6.29%, 1/1/12                                     9/30/03          286

Resona Bank Ltd.,
5.85%, 9/29/49                                    9/8/05         1,099

Shinsei Finance Cayman Ltd.,
6.42%, 1/29/49                                    2/16/06        1,227

Simon Property Group LP,
5.38%, 6/1/11                                     11/8/05        1,055

Sumitomo Mitsui Banking Corp.,
5.63%, 7/29/49                                7/15/05-1/27/06      865

Washington Mutual Preferred Funding Delaware,
6.53%, 3/29/49                                    2/24/06        1,090

(2) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(3) When-Issued Security
(4) The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(5) Investment relates to cash collateral received from portfolio securities loaned.

+   Security is either wholly or partially on loan.

At February 28, 2006, the credit quality distribution for the Core Bond Portfolio as a percentage of investments including cash was:

QUALITY DISTRIBUTION *                                      %
----------------------                                    ------
AAA                                                        76.7%
AA                                                          3.1
A                                                           6.0
BBB                                                        14.2
                                                          ------
Total                                                     100.0%

*  Standard & Poor's Rating Services

Federal Tax Information:
At February 28, 2006, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                            $ 234,323
                                                           ---------
Gross tax appreciation of investments                      $     477
Gross tax depreciation of investments                         (1,394)
                                                           ---------
Net tax depreciation of investments                        $    (917)
                                                           ---------

FIXED INCOME PORTFOLIOS 5 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FIXED INCOME PORTFOLIOS
   SCHEDULE OF INVESTMENTS
   U .S. TREASURY INDEX PORTFOLIO

                                                                 PRINCIPAL
                                                                  AMOUNT     VALUE
                                                                  (000S)     (000S)
                                                                 ---------- --------
U.S. GOVERNMENT OBLIGATIONS - 98.9%

U.S. Treasury Bonds - 27.6%
       14.00%, 11/15/11                                          $      660 $    703
       12.50%, 8/15/14                                                1,000    1,249
       7.25%, 5/15/16 +                                               1,000    1,210
       9.00%, 11/15/18 +                                                700      987
       8.13%, 8/15/19 +                                                 900    1,204
       8.75%, 8/15/20 +                                               1,000    1,420
       8.00%, 11/15/21 +                                              1,100    1,499
       6.25%, 8/15/23 +                                               1,850    2,187
       6.50%, 11/15/26 +                                              1,000    1,238
       6.13%, 11/15/27 +                                              1,000    1,196
       5.25%, 2/15/29 +                                               1,100    1,190
       6.25%, 5/15/30 +                                                 500      616
                                                                            --------
                                                                              14,699
                                                                            --------
U.S. Treasury Notes - 71.3%
       4.38%, 5/15/07 +                                               3,000    2,988
       3.63%, 6/30/07 +                                               1,750    1,725
       6.13%, 8/15/07 +                                               1,800    1,836
       4.00%, 9/30/07 +                                               1,500    1,484
       3.00%, 2/15/08 +                                               1,300    1,259
       4.63%, 2/29/08                                                 1,000      999
       5.63%, 5/15/08 +                                               1,000    1,020
       3.13%, 10/15/08 +                                              2,300    2,213
       4.75%, 11/15/08 +                                              1,700    1,704
       3.00%, 2/15/09 +                                               1,600    1,527
       3.88%, 5/15/09 +                                               1,000      977
       3.63%, 7/15/09                                                 1,000      968
       6.00%, 8/15/09 +                                                 500      521
       3.38%, 10/15/09 +                                              1,700    1,628
       3.50%, 2/15/10 +                                               1,100    1,055
       6.50%, 2/15/10 +                                                 900      960
       3.88%, 5/15/10 +                                               1,600    1,554
       5.75%, 8/15/10 +                                               1,900    1,986
       5.00%, 2/15/11 +                                               1,000    1,018
       4.88%, 2/15/12 +                                               2,250    2,280
       4.00%, 11/15/12 +                                                750      724
       3.63%, 5/15/13 +                                               1,550    1,459
       4.25%, 11/15/13 +                                              2,050    2,001
       4.75%, 5/15/14 +                                               1,150    1,160
       4.00%, 2/15/15 +                                               1,200    1,148
       4.50%, 11/15/15 +                                              1,750    1,737
                                                                            --------
                                                                              37,931
                                                                            --------
Total U.S. Government Obligations
(Cost $53,147)                                                                52,630
                                                                            --------

                                                                  NUMBER     VALUE
                                                                 OF SHARES   (000S)
                                                                 ---------- --------
INVESTMENT COMPANY - 16.8%

   Northern Institutional Funds - Liquid Assets Portfolio /(1)/   8,914,783    8,915
                                                                            --------
Total Investment Company
(Cost $8,915)                                                                  8,915
                                                                            --------

                                                                 PRINCIPAL
                                                                  AMOUNT     VALUE
                                                                  (000S)     (000S)
                                                                 ---------- --------
SHORT-TERM INVESTMENT - 1.6%

   FHLB Discount Note,
       4.38%, 3/1/06                                             $      840      840
                                                                            --------
Total Short-Term Investment
(Cost $840)                                                                      840
                                                                            --------
Total Investments - 117.3%
(Cost $62,902)                                                                62,385
                                                                            --------
   Liabilities less Other Assets - (17.3)%                                    (9,222)
                                                                            --------
NET ASSETS - 100.0%                                                         $ 53,163

(1) Investment relates to cash collateral received from portfolio securities loaned.

+   Security is either wholly or partially on loan.

At February 28, 2006, the credit quality distribution for the U.S. Treasury Index Portfolio as a percentage of investments including cash was:

QUALITY DISTRIBUTION *                                   %
----------------------                                 ------
AAA                                                    100.0%
                                                       ------
Total                                                  100.0%

*   Standard & Poor's Rating Services

FIXED INCOME PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

                                                  FEBRUARY 28, 2006 (UNAUDITED)

Federal Tax Information:
At February 28, 2006, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                          $ 62,902
                                                         --------
Gross tax appreciation of investments                    $    486
Gross tax depreciation of investments                      (1,003)
                                                         --------
Net tax depreciation of investments                      $   (517)
                                                         --------

        NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 2 FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS
   SCHEDULE OF INVESTMENTS
   INTERMEDIATE BOND PORTFOLIO

                                                                                       NUMBER   VALUE
                                                                                      OF SHARES (000S)
                                                                                      --------- ------
PREFERRED STOCKS - 1.2%

Diversified Financial Services - 0.7%
   Merrill Lynch & Co., Inc.                                                            10,000  $  262
                                                                                                ------
Insurance - 0.5%
   Metlife, Inc.                                                                         7,200     188
                                                                                                ------
Total Preferred Stocks
(Cost $433)                                                                                        450
                                                                                                ------

                                                                                      PRINCIPAL
                                                                                       AMOUNT   VALUE
                                                                                       (000S)   (000S)
                                                                                      --------- ------
ASSET-BACKED SECURITIES - 17.7%

Automobile - 5.4%
   Chase Manhattan Auto Owner Trust, Series 2005-A, Class A3, +
       3.87%, 6/15/09                                                                 $    200     197
   Daimler Chrysler Auto Trust, Series
       2005-A, Class A4,
       3.74%, 2/8/10                                                                       375     366
   Honda Auto Receivables Owner Trust, Series 2005-3, Class A3,
       3.87%, 4/20/09                                                                      210     207
   Nissan Auto Receivables Owner Trust, Series 2005-A, Class A4,
       3.82%, 7/15/10                                                                      385     376
   USAA Auto Owner Trust, Series 2005-4, Class A4,
       4.89%, 8/15/12                                                                      380     379
   WFS Financial Owner Trust, Series 2004-2, Class A4,
       3.54%, 11/21/11                                                                     235     230
   WFS Financial Owner Trust, Series 2005-3, Class A3A,
       4.25%, 6/17/10                                                                      265     262
                                                                                                ------
                                                                                                 2,017
                                                                                                ------
Commercial Mortgage Services - 10.6%
   Banc of America Commercial Mortgage, Inc., Series 2004-5, Class A2,
       4.18%, 11/10/41                                                                     255     247
   Chase Manhattan Bank-First Union National Bank, Series 1999-1, Class A2,
       7.44%, 8/15/31                                                                      505     538
   Commercial Mortgage Acceptance Corp., Series 1998-C2, Class A3,
       6.04%, 9/15/30                                                                      340     346
   Commercial Mortgage Acceptance Corp., Series 1999-C1, Class A2,
       7.03%, 6/15/31                                                                      305     319
   Commercial Mortgage Asset Trust, Series 1999-C1, Class A3,
       6.64%, 1/17/32                                                                      460     477
   CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A3,
       6.13%, 4/15/37                                                                      120     125
   DLJ Commercial Mortgage Corp., Series 1998-CF2, Class A1B,
       6.24%, 11/12/31                                                                     295     302
   DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A1B,
       6.46%, 3/10/32                                                                      155     160
   Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A2,
       4.31%, 8/10/42                                                                      115     111
   JP Morgan Chase Commercial Mortgage Securities Corp., Series 2003-C1, Class A1,
       4.28%, 1/12/37                                                                      162     157
   JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A2,
       4.63%, 3/15/46                                                                      195     191
   LB Commercial Conduit Mortgage Trust, Series 1998-C1, Class A3,
       6.48%, 2/18/30                                                                      303     308
   LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A2,
       4.89%, 9/15/30                                                                      275     271
   Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A2,
       4.07%, 10/12/41                                                                     265     256
   Morgan Stanley Dean Witter Capital I, Series 2001-TOP3, Class A4,
       6.39%, 7/15/33                                                                      125     131
                                                                                                ------
                                                                                                 3,939
                                                                                                ------
Credit Card - 1.2%
   Bank One Issuance Trust, Series 2003- A9, Class A9,
       3.86%, 6/15/11                                                                       20      19

FIXED INCOME PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

                                                  FEBRUARY 28, 2006 (UNAUDITED)

                                                                   PRINCIPAL
                                                                    AMOUNT   VALUE
                                                                    (000S)   (000S)
                                                                   --------- ------
ASSET-BACKED SECURITIES - 17.7% - CONTINUED

Credit Card - 1.2% - (continued)
   Citibank Credit Card Issuance Trust, Series 2003-A3, Class A3,
       3.10%, 3/10/10                                               $  245   $  236
   MBNA Credit Card Master Note Trust, Series 2003-A6, Class A6,
       2.75%, 10/15/10                                                 200      191
                                                                             ------
                                                                                446
                                                                             ------
Whole Loan - 0.5%
   Washington Mutual, Inc., Series 2003-AR7, Class A5,
       3.07%, 8/25/33                                                  190      187
                                                                             ------
Total Asset-Backed Securities
(Cost $6,748)                                                                 6,589
                                                                             ------
CORPORATE BONDS - 28.3%

Banks - 1.2%
   RBS Capital Trust III,
       5.51%, 9/29/49                                                  205      201
   Wachovia Capital Trust,
       5.80%, 3/15/42                                                  260      259
                                                                             ------
                                                                                460
                                                                             ------
Diversified Financial Services - 14.7%
   Allstate Life Global Funding Trusts, +
       4.50%, 5/29/09                                                  205      201
   American General Finance Corp.,
       5.38%, 10/1/12                                                  235      234
   Capital One Bank,
       4.88%, 5/15/08                                                  270      268
   Caterpillar Financial Services Corp.,
       4.15%, 1/15/10                                                  205      197
   Citigroup, Inc.,
       5.00%, 9/15/14                                                  375      367
   General Electric Capital Corp.,
       4.13%, 3/4/08 +                                               1,055    1,036
       4.88%, 10/21/10 +                                               330      326
   Goldman Sachs Group, Inc.,
       5.35%, 1/15/16                                                  360      356
   HSBC Finance Corp.,
       5.50%, 1/19/16                                                  365      365
   International Lease Finance Corp.,
       3.75%, 8/1/07                                                   105      103
       5.00%, 9/15/12                                                  270      263
   JPMorgan Chase & Co.,
       5.15%, 10/1/15                                                  385      377
   Merrill Lynch & Co., Inc.,
       5.00%, 1/15/15                                                  235      229
   Morgan Stanley,
       4.75%, 4/1/14                                                   450      429
   Nelnet, Inc.,
       5.13%, 6/1/10                                                   385      375
   Power Receivable Finance LLC, /(1) (2)/
       6.29%, 1/1/12                                                    76       76
   Residential Capital Corp.,
       6.88%, 6/30/15                                                  260      273
                                                                             ------
                                                                              5,475
                                                                             ------
Electric - 1.0%
   PSEG Power LLC,
       5.50%, 12/1/15                                                  265      263
   Public Service Electric & Gas,
       4.00%, 11/1/08                                                   95       92
                                                                             ------
                                                                                355
                                                                             ------
Insurance - 0.4%
   Protective Life Secured Trust,
       4.85%, 8/16/10                                                  165      163
                                                                             ------
Media - 1.6%
   Comcast Corp.,
       4.95%, 6/15/16                                                  365      341
   Time Warner, Inc.,
       6.75%, 4/15/11                                                  225      236
                                                                             ------
                                                                                577
                                                                             ------
Oil & Gas - 2.7%
   Devon Financing Corp. ULC,
       6.88%, 9/30/11                                                  125      134
   Pemex Project Funding Master Trust,
       7.38%, 12/15/14                                                 220      245
   Premcor Refining Group (The), Inc.,
       9.50%, 2/1/13                                                    75       83
       6.75%, 5/1/14                                                   330      346
   XTO Energy, Inc.,+
       5.30%, 6/30/15                                                  215      214
                                                                             ------
                                                                              1,022
                                                                             ------
Pipelines - 1.9%
   Consolidated Natural Gas Co.,
       5.00%, 3/1/14                                                   275      265

        NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 2 FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS
   SCHEDULE OF INVESTMENTS
   INTERMEDIATE BOND PORTFOLIO (continued)

                                                              PRINCIPAL
                                                               AMOUNT   VALUE
                                                               (000S)   (000S)
                                                              --------- -------
CORPORATE BONDS - 28.3% - CONTINUED

Pipelines - 1.9% - (continued)
   Duke Capital LLC,
       5.50%, 3/1/14                                           $  180   $   180
       8.00%, 10/1/19                                             210       248
                                                                        -------
                                                                            693
                                                                        -------
Real Estate - 0.5%
   EOP Operating LP,
       7.00%, 7/15/11                                             185       197
                                                                        -------
Real Estate Investment Trusts - 0.7%
   Simon Property Group LP, /(1)(2)/
       5.38%, 6/1/11                                              260       259
                                                                        -------
Savings & Loans - 1.5%
   Washington Mutual Bank FA,
       5.13%, 1/15/15                                             310       301
   Washington Mutual Preferred Funding Delaware, /(1)(2)(3)/
       6.53%, 3/29/49                                             250       249
                                                                        -------
                                                                            550
                                                                        -------
Telecommunications - 1.9%
   Sprint Capital Corp.,
       8.38%, 3/15/12                                             360       413
   Verizon New Jersey, Inc.,
       5.88%, 1/17/12                                             230       232
   Verizon of New England, Inc.,
       6.50%, 9/15/11                                              65        67
                                                                        -------
                                                                            712
                                                                        -------
Transportation - 0.2%
   Caliber System, Inc.,
       7.80%, 8/1/06                                               55        56
                                                                        -------
Total Corporate Bonds
(Cost $10,622)                                                           10,519
                                                                        -------
FOREIGN ISSUER BONDS - 4.6%

Banks - 2.2%
   Resona Bank Ltd., /(1)(2)/ +
       5.85%, 9/29/49                                             310       308
   Shinsei Finance Cayman Ltd., /(1)(2)/ +
       6.42%, 1/29/49                                             275       278
   Sumitomo Mitsui Banking Corp.,/(1)(2)/
       5.63%, 7/29/49                                             250       247
                                                                        -------
                                                                            833
                                                                        -------
Semiconductors - 0.6%
   Chartered Semiconductor Manufacturing Ltd., +
       6.38%, 8/3/15                                              205       206
                                                                        -------
Telecommunications - 1.8%
   Telecom Italia Capital S.A.,
       5.25%, 10/1/15                                             280       268
   Telefonica Europe BV,
       7.75%, 9/15/10                                             190       206
   Telefonos de Mexico S.A. de CV,
       4.75%, 1/27/10                                             210       205
                                                                        -------
                                                                            679
                                                                        -------
Total Foreign Issuer Bonds
(Cost $1,743)                                                             1,718
                                                                        -------
U.S. GOVERNMENT AGENCIES - 21.3% /(4)/

Fannie Mae - 11.6%
       4.00%, 2/28/07                                             495       491
       4.30%, 5/5/08                                              325       321
       4.50%, 8/15/08                                           1,215     1,202
       4.00%, 1/26/09 +                                           440       429
   Pool TBA, /(3)/
       5.50%, 3/1/33                                            1,885     1,867
                                                                        -------
                                                                          4,310
                                                                        -------
Federal Home Loan Bank - 1.8%
       3.50%, 1/18/07                                             330       326
       4.90%, 11/21/07                                            340       339
                                                                        -------
                                                                            665
                                                                        -------
Freddie Mac - 7.9%
       3.75%, 3/15/07                                             715       707
       5.00%, 2/8/08                                              490       489
       4.30%, 5/5/08                                            1,460     1,438
       4.75%, 12/8/10 +                                           315       312
                                                                        -------
                                                                          2,946
                                                                        -------
Total U.S. Government Agencies
(Cost $7,975)                                                             7,921
                                                                        -------

FIXED INCOME PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

                                                  FEBRUARY 28, 2006 (UNAUDITED)

                                                                  PRINCIPAL
                                                                   AMOUNT     VALUE
                                                                   (000S)     (000S)
                                                                 ----------- --------
U.S. GOVERNMENT OBLIGATIONS - 19.7%

U.S. Treasury Notes - 19.7%
       3.75%, 5/15/08 +                                          $       462 $    453
       4.50%, 2/15/09 +                                                  586      583
       4.50%, 2/28/11 +                                                1,910    1,902
       4.50%, 2/15/16 +                                                4,427    4,410
                                                                             --------
                                                                                7,348
                                                                             --------
Total U.S. Government Obligations
(Cost $7,344)                                                                   7,348
                                                                             --------

                                                                   NUMBER     VALUE
                                                                  OF SHARES   (000S)
                                                                 ----------- --------
INVESTMENT COMPANY - 28.4%

   Northern Institutional Funds - Liquid Assets Portfolio /(5)/   10,549,960   10,550
                                                                             --------
Total Investment Company
(Cost $10,550)                                                                 10,550
                                                                             --------

                                                                  PRINCIPAL
                                                                   AMOUNT     VALUE
                                                                   (000S)     (000S)
                                                                 ----------- --------
SHORT-TERM INVESTMENT - 13.1%

   Societe Generale, Grand Cayman, Eurodollar Time Deposit,
       4.60%, 3/1/06                                             $     4,891    4,891
                                                                             --------
Total Short-Term Investment
(Cost $4,891)                                                                   4,891
                                                                             --------
Total Investments - 134.3%
(Cost $50,306)                                                                 49,986
                                                                             --------
   Liabilities less Other Assets - (34.3)%                                    (12,780)
                                                                             --------
NET ASSETS - 100.0%                                                          $ 37,206

(1) Restricted security that has been deemed illiquid. At February 28, 2006, the value of these restricted illiquid securities amounted to approximately $1,417,000 or 3.8% of net assets. Additional information on each holding is as follows:

                                                               ACQUISITION
                                                ACQUISITION       COST
SECURITY                                           DATE          (000S)
--------------------------------------------- ---------------- -----------
Power Receivable Finance LLC,
6.29%, 1/1/12                                 9/3/03 - 7/22/05    $ 76

Resona Bank Ltd.,
5.85%, 9/29/49                                     9/8/05          310

Shinsei Finance Cayman Ltd.,
6.42%, 1/29/49                                    2/16/06          277

Simon Property Group LP,
5.38%, 6/1/11                                     11/8/05          259

Sumitomo Mitsui Banking Corp.,
5.63%, 7/29/49                                    7/15/05          249

Washington Mutual Preferred Funding Delaware,
6.53%, 3/29/49                                    2/24/06          250

(2) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(3) When-Issued Security
(4) The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(5) Investment relates to cash collateral received from portfolio securities loaned.

+   Security is either wholly or partially on loan.

At February 28, 2006, the credit quality distribution (unaudited) for the Intermediate Bond Portfolio as a percentage of investments including cash was:

QUALITY DISTRIBUTION *                                 %
----------------------                               ------
AAA                                                   70.0%
AA                                                     5.6
A                                                     10.5
BBB                                                   13.9
                                                     ------
Total                                                100.0%

*   Standard & Poor's Rating Services

Federal Tax Information:
At February 28, 2006, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                             $ 50,306
                                                            --------
Gross tax appreciation of investments                       $     74
Gross tax depreciation of investments                           (394)
                                                            --------
Net tax depreciation of investments                         $   (320)
                                                            --------

        NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 4 FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS
   SCHEDULE OF INVESTMENTS
   SHORT-INTERMEDIATE BOND PORTFOLIO

                                                                                      PRINCIPAL
                                                                                       AMOUNT   VALUE
                                                                                       (000S)   (000S)
                                                                                      --------- -------
ASSET-BACKED SECURITIES - 16.4%

Automobile - 6.0%
   Chase Manhattan Auto Owner Trust, Series 2005-A, Class A3, +
       3.87%, 6/15/09                                                                  $  760   $   748
   Daimler Chrysler Auto Trust, Series 2003-A, Class A4,
       2.88%, 10/8/09                                                                     477       471
   Daimler Chrysler Auto Trust, Series 2003-B, Class A4,
       2.86%, 3/9/09                                                                    1,100     1,078
   Daimler Chrysler Auto Trust, Series 2005-A, Class A4,
       3.74%, 2/8/10                                                                    1,550     1,515
   Honda Auto Receivables Owner Trust, Series 2005-3, Class A3,
       3.87%, 4/20/09                                                                     790       778
   Nissan Auto Receivables Owner Trust, Series 2005-A, Class A4,
       3.82%, 7/15/10                                                                   1,570     1,531
   USAA Auto Owner Trust, Series 2005-4, Class A4,
       4.89%, 8/15/12                                                                   1,555     1,550
   WFS Financial Owner Trust, Series 2004-2, Class A4,
       3.54%, 11/21/11                                                                    790       775
                                                                                                -------
                                                                                                  8,446
                                                                                                -------
Commercial Mortgage Services - 9.6%
   Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class A2,
       4.74%, 9/11/42                                                                   1,375     1,348
   Commercial Mortgage Acceptance Corp., Series 1998-C2, Class A3,
       6.04%, 9/15/30                                                                   1,480     1,505
   Commercial Mortgage Acceptance Corp., Series 1999-C1, Class A2,
       7.03%, 6/15/31                                                                   1,210     1,265
   DLJ Commercial Mortgage Corp., Series 1998-CF2, Class A1B,
       6.24%, 11/12/31                                                                  1,065     1,090
   DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A1B,
       6.46%, 3/10/32                                                                     645       666
   Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A2,
       4.31%, 8/10/42                                                                     475       460
   JP Morgan Chase Commercial Mortgage Securities Corp., Series 2003-C1, Class A1,
       4.28%, 1/12/37                                                                     596       579
   JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A2,
       4.63%, 3/15/46                                                                     830       813
   LB Commercial Conduit Mortgage Trust, Series 1998-C1, Class A3,
       6.48%, 2/18/30                                                                   1,333     1,356
   LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A2,
       4.89%, 9/15/30                                                                   1,125     1,110
   Prudential Securities Secured Financing Corp., Series 1998-C1, Class A1B,
       6.51%, 7/15/08                                                                   3,292     3,358
                                                                                                -------
                                                                                                 13,550
                                                                                                -------
Home Equity - 0.2%
   EQCC Trust, Series 2002-1, Class 2A,
       4.88%, 11/25/31                                                                    307       307
                                                                                                -------
Whole Loan - 0.6%
   Washington Mutual, Inc., Series 2003-AR7, Class A5,
       3.07%, 8/25/33                                                                     880       864
                                                                                                -------
Total Asset-Backed Securities
(Cost $23,660)                                                                                   23,167
                                                                                                -------
CORPORATE BONDS - 29.4%

Auto Manufacturers - 1.7%
   DaimlerChrysler NA Holding Corp.,
       7.20%, 9/1/09                                                                    2,230     2,343
                                                                                                -------
Banks - 0.7%
   Wachovia Capital Trust III,
       5.80%, 3/15/42                                                                   1,030     1,024
                                                                                                -------

FIXED INCOME PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

                                                  FEBRUARY 28, 2006 (UNAUDITED)

                                                              PRINCIPAL
                                                               AMOUNT   VALUE
                                                               (000S)   (000S)
                                                              --------- -------
CORPORATE BONDS - 29.4% - CONTINUED

Commercial Services - 0.4%
   Cendant Corp.,
       6.25%, 1/15/08                                          $  500   $   506
                                                                        -------
Diversified Financial Services - 17.4%
   Allstate Life Global Funding Trusts,
       3.85%, 1/25/08                                           1,020       997
   American General Finance Corp.,
       5.38%, 10/1/12                                           1,000       995
   Associates Corp. of NA,
       6.25%, 11/1/08                                             950       976
   Capital One Bank, +
       4.88%, 5/15/08                                           1,040     1,031
   Citigroup, Inc., +
       5.50%, 8/9/06                                            1,500     1,504
   General Electric Capital Corp.,
       3.75%, 12/15/09                                          4,700     4,478
       4.88%, 10/21/10                                          1,500     1,483
   Goldman Sachs Group, Inc., +
       4.13%, 1/15/08                                           1,500     1,474
   HSBC Finance Corp., +
       4.63%, 1/15/08                                           1,820     1,805
   International Lease Finance Corp.,
       3.75%, 8/1/07                                              550       539
   John Deere Capital Corp.,
       4.88%, 3/16/09                                           1,125     1,115
   JPMorgan Chase & Co.,
       4.89%, 9/1/15                                            3,080     3,018
   MBNA America Bank NA,
       5.38%, 1/15/08                                             750       753
   Merrill Lynch & Co., Inc.,
       4.13%, 9/10/09                                           1,500     1,455
   Morgan Stanley,
       3.63%, 4/1/08                                              750       729
   National Rural Utilities Cooperative Finance Corp., +
       3.88%, 2/15/08                                             750       732
   Nelnet, Inc.,
       5.13%, 6/1/10                                            1,560     1,520
                                                                        -------
                                                                         24,604
                                                                        -------
Electric - 1.5%
   Alabama Power Co.,
       3.50%, 11/15/07                                          1,340     1,304
   Public Service Electric & Gas,
       4.00%, 11/1/08                                             880       853
                                                                        -------
                                                                          2,157
                                                                        -------
Food - 0.6%
   Kraft Foods, Inc., +
       5.25%, 6/1/07                                              860       859
                                                                        -------
Insurance - 0.2%
   Prudential Financial, Inc.,
       3.75%, 5/1/08                                              275       267
                                                                        -------
Media - 0.6%
   Time Warner, Inc.,
       6.75%, 4/15/11                                             855       896
                                                                        -------
Oil & Gas - 1.5%
   Premcor Refining Group (The), Inc.,
       9.50%, 2/1/13                                              345       384
       6.75%, 5/1/14                                            1,315     1,380
   USX Corp., +
       6.85%, 3/1/08                                              400       413
                                                                        -------
                                                                          2,177
                                                                        -------
Pipelines - 0.4%
   Duke Capital LLC,
       4.37%, 3/1/09                                              500       486
                                                                        -------
Real Estate - 0.5%
   EOP Operating LP,
       7.00%, 7/15/11                                             720       767
                                                                        -------
Real Estate Investment Trust - 0.7%
   Simon Property Group LP, /(1)(2)/
       5.38%, 6/1/11                                            1,045     1,040
                                                                        -------
Savings & Loans - 1.6%
   Washington Mutual Preferred Funding Delaware, /(1)(2)(3)/
       6.53%, 3/29/49                                             955       953
   Washington Mutual, Inc.,
       4.00%, 1/15/09                                           1,270     1,229
                                                                        -------
                                                                          2,182
                                                                        -------

        NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 2 FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS
   SCHEDULE OF INVESTMENTS
   SHORT-INTERMEDIATE BOND PORTFOLIO (continued)

                                                                  PRINCIPAL
                                                                   AMOUNT    VALUE
                                                                   (000S)    (000S)
                                                                 ----------- -------
CORPORATE BONDS - 29.4% - CONTINUED

Telecommunications - 1.2%
   GTE Corp.,
       7.51%, 4/1/09                                             $     1,000 $ 1,057
   Sprint Capital Corp.,
       6.00%, 1/15/07                                                    595     599
                                                                             -------
                                                                               1,656
                                                                             -------
Transportation - 0.4%
   Caliber System, Inc.,
       7.80%, 8/1/06                                                     515     520
                                                                             -------
Total Corporate Bonds
(Cost $42,333)                                                                41,484
                                                                             -------

FOREIGN ISSUER BONDS - 1.2%

Telecommunications - 1.2%
   Telefonica Europe BV, +
       7.75%, 9/15/10                                                    750     815
   Telefonos de Mexico S.A. de CV,
       4.75%, 1/27/10                                                    885     865
                                                                             -------
                                                                               1,680
                                                                             -------
Total Foreign Issuer Bonds
(Cost $1,707)                                                                  1,680
                                                                             -------
U.S. GOVERNMENT AGENCIES - 39.9% /(4)/
Fannie Mae - 13.8%
       4.00%, 2/28/07                                                  8,160   8,085
       4.30%, 5/5/08                                                   1,680   1,659
       4.50%, 8/15/08                                                    520     514
       4.50%, 10/15/08 +                                               8,999   8,907
   Pool #555649,
       7.50%, 10/1/32                                                    255     267
                                                                             -------
                                                                              19,432
                                                                             -------
Federal Farm Credit Bank - 1.0%
       4.13%, 7/17/09                                                  1,485   1,447
                                                                             -------
Federal Home Loan Bank - 5.1%
       3.50%, 1/18/07                                                  1,685   1,665
       4.25%, 4/16/07 +                                                3,785   3,756
       4.90%, 11/21/07                                                 1,760   1,756
                                                                             -------
                                                                               7,177
                                                                             -------
Freddie Mac - 9.3%
       3.75%, 3/15/07                                                  7,650   7,557
       5.00%, 2/8/08                                                   1,300   1,298
       4.30%, 5/5/08                                                   4,345   4,280
                                                                             -------
                                                                              13,135
                                                                             -------
Freddie Mac Gold - 7.2%
   Pool TBA, /(3)/
       5.00%, 3/15/34                                                 10,425  10,099
                                                                             -------
Small Business Administration - 3.5%
   Participation Certificates, Series 2005-20L, Class 1,
       5.39%, 12/1/25                                                  1,650   1,661
   Participation Certificates, Series 2006-20B, Class 1,
       5.35%, 2/1/26                                                   1,200   1,206
   Series 2005-P10B, Class 1,
       4.94%, 8/10/15                                                  2,177   2,141
                                                                             -------
                                                                               5,008
                                                                             -------
Total U.S. Government Agencies
(Cost $56,617)                                                                56,298
                                                                             -------
U.S. GOVERNMENT OBLIGATIONS - 11.8%

U.S. Treasury Notes - 11.8%
       4.38%, 1/31/08 +                                                1,610   1,601
       4.50%, 2/28/11 +                                               15,093  15,026
                                                                             -------
                                                                              16,627
                                                                             -------
Total U.S. Government Obligations
(Cost $16,614)                                                                16,627
                                                                             -------

                                                                   NUMBER    VALUE
                                                                  OF SHARES  (000S)
                                                                 ----------- -------
INVESTMENT COMPANY - 19.1%
   Northern Institutional Funds - Liquid Assets Portfolio /(5)/   26,958,587  26,959
                                                                             -------
Total Investment Company
(Cost $26,959)                                                                26,959
                                                                             -------

FIXED INCOME PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

                                                  FEBRUARY 28, 2006 (UNAUDITED)

                                                             PRINCIPAL
                                                              AMOUNT    VALUE
                                                              (000S)    (000S)
                                                             --------- --------
SHORT-TERM INVESTMENT - 10.8%
   Societe Generale, Grand Cayman, Eurodollar Time Deposit,
       4.60%, 3/1/06                                         $ 15,307  $ 15,307
                                                                       --------
Total Short-Term Investment
(Cost $15,307)                                                           15,307
                                                                       --------
Total Investments - 128.6%
(Cost $183,197)                                                         181,522
                                                                       --------
   Liabilities less Other Assets -(28.6)%                               (40,380)
                                                                       --------
NET ASSETS-100.0%                                                      $141,142

(1)Restricted security that has been deemed illiquid. At February 28, 2006, the value of these restricted illiquid securities amounted to approximately $1,993,000 or 1.4% of net assets. Additional information on each holding is as follows:

                                                               ACQUISITION
                                                   ACQUISITION    COST
     SECURITY                                         DATE       (000S)
     --------                                      ----------- -----------
     Simon Property Group LP,
     5.38%, 6/1/11                                   11/8/05     $1,040
     Washington Mutual Preferred Funding Delaware,
     6.53%, 3/29/49                                  2/24/06        955

(2) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(3) When-Issued Security
(4) The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(5) Investment relates to cash collateral received from portfolio securities loaned.

+   Security is either wholly or partially on loan.

At February 28, 2006, the credit quality distribution for the Short-Intermediate Bond Portfolio as a percentage of investments including cash was:

QUALITY DISTRIBUTION *                             %
----------------------                             -----
AAA                                                 73.2%
AA                                                   7.3
A                                                   12.5
BBB                                                  7.0
                                                   -----
Total                                              100.0%

*   Standard & Poor's Rating Services

Federal Tax Information:
At February 28, 2006, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                            $183,197
                                                           --------
Gross tax appreciation of investments                      $     94
Gross tax depreciation of investments                        (1,769)
                                                           --------
Net tax depreciation of investments                        $ (1,675)
                                                           --------

        NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 4 FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS
   SCHEDULE OF INVESTMENTS
   U.S. GOVERNMENT SECURITIES PORTFOLIO

                                                                  PRINCIPAL
                                                                   AMOUNT     VALUE
                                                                   (000S)     (000S)
                                                                 ----------- --------
U.S. GOVERNMENT AGENCIES - 81.0% /(1)/

Fannie Mae - 53.0%
       3.63%, 3/15/07                                            $     4,000 $  3,947
       5.25%, 4/15/07 +                                                6,370    6,390
       4.88%, 1/11/08                                                  3,600    3,590
       4.30%, 5/5/08                                                     940      928
       4.50%, 8/15/08                                                    390      386
       4.50%, 10/15/08 +                                               8,381    8,295
       5.25%, 8/1/12 +                                                 3,500    3,507
   Pool #555649,
       7.50%, 10/1/32                                                    184      193
   Pool #725185,
       5.00%, 2/1/19                                                   2,914    2,881
   Pool #725787,
       5.00%, 9/1/19                                                   3,077    3,039
   Pool #753715,
       6.00%, 12/1/18                                                    299      305
   Pool #761468,
       4.50%, 5/1/19                                                   2,973    2,892
   Pool TBA,
       4.50%, 3/15/19 /(2)/                                            1,916    1,861
                                                                             --------
                                                                               38,214
                                                                             --------
Federal Farm Credit Bank - 1.1%
       4.13%, 7/17/09                                                    840      819
                                                                             --------
Federal Home Loan Bank - 4.3%
       3.50%, 1/18/07                                                    940      929
       4.25%, 4/16/07 +                                                2,222    2,205
                                                                             --------
                                                                                3,134
                                                                             --------
Freddie Mac - 8.2%
       5.00%, 2/8/08                                                   1,701    1,698
       4.30%, 5/5/08                                                   2,855    2,812
   Pool #410092,
       5.14%, 11/1/24                                                     26       27
   Series 2944, Class WD,
       5.50%, 11/15/28                                                 1,415    1,413
                                                                             --------
                                                                                5,950
                                                                             --------
Freddie Mac Gold - 10.6%
   Pool #E91020,
       5.50%, 8/1/17                                                     558      561
   Pool #G01824,
       6.50%, 4/1/35                                                     539      551
   Pool TBA,
       5.00%, 12/31/49 /(2)/                                           6,710    6,500
                                                                             --------
                                                                                7,612
                                                                             --------
Small Business Administration - 3.8%
   Participation Certificates, Series 2005-20L, Class 1,
       5.39%, 12/1/25                                                    830      836
   Participation Certificates, Series 2006-20B, Class 1,
       5.35%, 2/1/26                                                     700      703
   Series 2005-P10B, Class 1,
       4.94%, 8/10/15                                                  1,198    1,178
                                                                             --------
                                                                                2,717
                                                                             --------
Total U.S. Government Agencies
(Cost $59,060)                                                                 58,446
                                                                             --------
U.S. GOVERNMENT OBLIGATION - 8.4%

U.S. Treasury Note - 8.4%
       4.50%, 2/28/11 +                                                6,083    6,056
                                                                             --------
Total U.S. Government Obligation
(Cost $6,053)                                                                   6,056
                                                                             --------

                                                                   NUMBER     VALUE
                                                                  OF SHARES   (000S)
                                                                 ----------- --------
INVESTMENT COMPANY - 20.1%

   Northern Institutional Funds - Liquid Assets Portfolio /(3)/   14,480,158   14,480
                                                                             --------
Total Investment Company
(Cost $14,480)                                                                 14,480
                                                                             --------

                                                                  PRINCIPAL
                                                                   AMOUNT     VALUE
                                                                   (000S)     (000S)
                                                                 ----------- --------
SHORT-TERM INVESTMENT- 26.4%

   FHLB Discount Note,
       4.38%, 3/1/06                                             $    19,029   19,029
                                                                             --------
Total Short-Term Investment
(Cost $19,029)                                                                 19,029
                                                                             --------
Total Investments - 135.9%
(Cost $98,622)                                                                 98,011
                                                                             --------
   Liabilities less Other Assets - (35.9)%                                    (25,902)
                                                                             --------
NET ASSETS - 100.0%                                                          $ 72,109

FIXED INCOME PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

                                                  FEBRUARY 28, 2006 (UNAUDITED)

(1) The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2) When-Issued Security
(3) Investment relates to cash collateral received from portfolio securities loaned.

+   Security is either wholly or partially on loan.

At February 28, 2006, the credit quality distribution for the U.S. Government Securities Portfolio as a percentage of investments including cash was:

QUALITY DISTRIBUTION *                                 %
----------------------                               -----
AAA                                                   95.1%
AA                                                     4.9
                                                     -----
Total                                                100.0%

*   Standard & Poor's Rating Services

Federal Tax Information:
At February 28, 2006, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                               $98,625
                                                              -------
Gross tax appreciation of investments                         $    59
Gross tax depreciation of investments                            (670)
                                                              -------
Net tax depreciation of investments                           $  (611)
                                                              -------

        NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 2 FIXED INCOME PORTFOLIOS

EQUITY PORTFOLIOS
   SCHEDULE OF INVESTMENTS
   INTERNATIONAL GROWTH PORTFOLIO

                                                           NUMBER   VALUE
                                                          OF SHARES (000S)
                                                          --------- -------
COMMON STOCKS - 96.7%

Australia - 2.3%
   Cochlear Ltd. +                                           36,448 $ 1,323
   Orica Ltd. +                                              87,283   1,481
   Toll Holdings Ltd. +                                     152,003   1,312
                                                                    -------
                                                                      4,116
                                                                    -------
Finland - 1.7%
   Nokia OYJ                                                171,300   3,186
                                                                    -------
France - 11.0%
   Accor S.A.                                                44,546   2,675
   Alstom RGPT * +                                           39,976   3,412
   AXA S.A.                                                 111,143   3,931
   Societe Generale                                          29,724   4,212
   Technip S.A. +                                            46,167   2,780
   Veolia Environment                                        59,849   3,135
                                                                    -------
                                                                     20,145
                                                                    -------
Germany - 11.4%
   Adidas-Salomon A.G. +                                     14,581   2,850
   Allianz A.G. (Registered) +                               23,585   3,807
   Commerzbank A.G.                                         100,190   3,647
   Fresenius Medical Care A.G. +                             28,843   3,100
   GEA Group A.G. +                                          83,357   1,366
   Hochtief A.G. +                                           59,015   3,170
   SAP A.G. +                                                14,304   2,918
                                                                    -------
                                                                     20,858
                                                                    -------
Greece - 1.1%
   EFG Eurobank Ergasias S.A.                                48,792   1,937
                                                                    -------
Italy - 5.0%
   Banche Popolari Unite Scrl                                74,506   1,872
   ENI S.p.A.                                               112,540   3,219
   UniCredito Italiano S.p.A.                               545,268   3,965
                                                                    -------
                                                                      9,056
                                                                    -------
Japan - 22.2%
   Asahi Glass Co. Ltd. +                                   197,100   2,776
   Astellas Pharma, Inc.                                     65,400   2,523
   Chugai Pharmaceutical Co. Ltd.                           123,500   2,267
   Fanuc Ltd.                                                34,400   2,903
   Fuji Television Network, Inc.                              1,104   2,662
   Keyence Corp. +                                            6,300   1,718
   Kubota Corp.                                             140,000   1,370
   Mazda Motor Corp. +                                      290,000   1,659
   Millea Holdings, Inc.                                        173   3,575
   Mizuho Financial Group, Inc.                                 479   3,816
   Nippon Telegraph & Telephone Corp.                           294   1,278
   Seven & I Holdings Co. Ltd.                               57,800   2,352
   Shiseido Co. Ltd.                                        161,000   2,850
   Sony Corp.                                                70,900   3,308
   Sumitomo Metal Industries Ltd.                           408,000   1,811
   Toyota Motor Corp.                                        70,600   3,782
                                                                    -------
                                                                     40,650
                                                                    -------
Netherlands - 4.5%
   ASML Holding N.V. * +                                     95,995   1,991
   Qiagen N.V. * +                                          107,874   1,629
   Royal Dutch Shell PLC, Class B                           148,914   4,685
                                                                    -------
                                                                      8,305
                                                                    -------
Singapore - 0.7%
   CapitaLand Ltd.                                          490,000   1,260
                                                                    -------
Spain - 2.1%
   Banco Santander Central Hispano S.A.                     262,845   3,838
                                                                    -------
Sweden - 3.7%
   Assa Abloy AB, Class B                                   138,909   2,357
   Telefonaktiebolaget LM Ericsson, Class B                 758,000   2,585
   Volvo AB, Class B +                                       39,900   1,742
                                                                    -------
                                                                      6,684
                                                                    -------
Switzerland - 11.7%
   Julius Baer Holding A.G., Class B (Registered)            34,585   2,972
   Logitech International S.A. (Registered) * +              57,625   2,337
   Nestle S.A. (Registered)                                  11,032   3,243
   Novartis A.G. (Registered)                                71,439   3,810
   Roche Holding A.G. (Genusschein)                          10,400   1,537
   Syngenta A.G. *                                           18,585   2,635
   UBS A.G. (Registered)                                     45,636   4,838
                                                                    -------
                                                                     21,372
                                                                    -------
Taiwan - 1.1%
   Taiwan Semiconductor Manufacturing Co. Ltd. ADR          214,700   2,089
                                                                    -------
United Kingdom - 18.2%
   Anglo American PLC                                        72,565   2,710
   BAE Systems PLC                                          124,340     916
   Barclays PLC                                             295,579   3,465
   BP PLC                                                   195,589   2,158
   BT Group PLC                                             882,826   3,190
   GlaxoSmithKline PLC                                      167,686   4,258
   Hays PLC                                               1,152,577   2,989
   ITV PLC                                                1,213,620   2,306
   Lonmin PLC                                                31,421   1,250

EQUITY PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

                                                  FEBRUARY 28, 2006 (UNAUDITED)


                                                                           NUMBER     VALUE
                                                                          OF SHARES   (000S)
                                                                         ----------- --------
COMMON STOCKS - 96.7% - CONTINUED

United Kingdom - 18.2% - (continued)
   Marks & Spencer Group PLC                                                 157,916 $  1,436
   Rio Tinto PLC                                                              61,153    2,884
   Smiths Group PLC                                                          146,554    2,413
   United Business Media PLC                                                 120,623    1,418
   WPP Group PLC                                                             160,776    1,865
                                                                                     --------
                                                                                       33,258
                                                                                     --------
Total Common Stocks /(1)/
(Cost $148,648)                                                                       176,754
                                                                                     --------
WARRANT - 0.0%

   Syngenta A.G., Exp. 5/22/06 *                                              18,585       23
                                                                                     --------
Total Warrant
(Cost $-)                                                                                  23
                                                                                     --------
INVESTMENT COMPANY - 20.2%

   Northern Institutional Funds -
     Liquid Assets Portfolio /(2)/                                        36,900,658   36,901
                                                                                     --------
Total Investment Company
(Cost $36,901)                                                                         36,901
                                                                                     --------

                                                                          PRINCIPAL
                                                                           AMOUNT     VALUE
                                                                           (000S)     (000S)
                                                                         ----------- --------
SHORT-TERM INVESTMENT - 0.2%
   Societe Generale, Grand Cayman, Eurodollar Time Deposit,
       4.60%, 3/1/06                                                     $       396      396
                                                                                     --------
Total Short-Term Investment
(Cost $396)                                                                               396
                                                                                     --------
Total Investments - 117.1%
(Cost $185,945)                                                                       214,074
                                                                                     --------
   Liabilities less Other Assets - (17.1)%                                            (31,342)
                                                                                     --------
NET ASSETS - 100.0%                                                                  $182,732

(1) In accordance with the Portfolio's prospectus, adjustment factors were provided by an independent evaluation service to determine the value of these securities.
(2) Investment relates to cash collateral received from portfolio securities loaned.

 *  Non-Income Producing Security
 +  Security is either wholly or partially on loan.

At February 28, 2006, the industry sectors for the International Growth Portfolio were:

                                                    % OF LONG-TERM
INDUSTRY SECTOR                                      INVESTMENTS
--------------------------                          --------------
Consumer Discretionary                                   13.6%
Consumer Staples                                          4.8
Energy                                                    7.2
Financials                                               26.6
Health Care                                              11.6
Industrials                                              14.4
Information Technology                                    9.5
Materials                                                 8.0
Telecommunication Services                                2.5
Utilities                                                 1.8
                                                        -----
Total                                                   100.0%

At February 28, 2006, the International Growth Portfolio's investments were denominated in the following currencies:

                                                      % OF LONG-TERM
CONCENTRATION BY CURRENCY                              INVESTMENTS
-------------------------                             --------------
Euro                                                       35.4%
Japanese Yen                                               23.2
British Pound                                              21.4
Swiss Franc                                                12.1
All other currencies less than 5%                           7.9
                                                          -----
Total                                                     100.0%

Federal Tax Information:
At February 28, 2006, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                            $ 185,945
                                                           ---------
Gross tax appreciation of investments                      $  29,614
Gross tax depreciation of investments                         (1,485)
                                                           ---------
Net tax appreciation of investments                        $  28,129
                                                           ---------

              NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 2 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS
   SCHEDULE OF INVESTMENTS
   INTERNATIONAL EQUITY INDEX PORTFOLIO

                                                              NUMBER   VALUE
                                                             OF SHARES (000S)
                                                             --------- ------
COMMON STOCKS - 95.5%

Australia - 5.0%
   Alumina Ltd. +                                             16,351   $   84
   Amcor Ltd. +                                               10,914       60
   AMP Ltd. +                                                 20,600      131
   Ansell Ltd.                                                 1,440       12
   Aristocrat Leisure Ltd. +                                   6,338       56
   Australia & New Zealand Banking Group Ltd.                 20,114      382
   Australian Gas Light Co. Ltd. +                             5,383       76
   Australian Stock Exchange Ltd. +                            1,871       45
   AXA Asia Pacific Holdings Ltd.                             13,860       60
   BHP Billiton Ltd. +                                        39,520      713
   BlueScope Steel Ltd. +                                      5,879       29
   Boral Ltd. +                                               10,055       65
   Brambles Industries Ltd. +                                 10,709       80
   Centro Properties Group +                                  12,890       65
   CFS Gandel Retail Trust +                                  13,048       19
   CFS Gandel Retail Trust                                       367        1
   Coca-Cola Amatil Ltd. +                                     7,405       39
   Cochlear Ltd. +                                               450       16
   Coles Myer Ltd. +                                          13,045       95
   Commonwealth Bank of Australia +                           14,196      471
   Commonwealth Property Office Fund                          11,582       12
   Computershare Ltd. +                                        3,700       19
   CSL Ltd. +                                                  1,992       77
   CSR Ltd. +                                                  8,400       24
   DB RREEF Trust +                                           28,114       29
   Foster's Group Ltd.                                        26,480      107
   Futuris Corp. Ltd. +                                        4,699        8
   GPT Group                                                  19,996       61
   Harvey Norman Holdings Ltd. +                               4,700       12
   Iluka Resources Ltd. +                                      2,117       11
   Insurance Australia Group Ltd. +                           17,727       71
   Investa Property Group +                                   12,642       19
   John Fairfax Holdings Ltd. +                               11,289       33
   Leighton Holdings Ltd. +                                    1,200       16
   Lend Lease Corp. Ltd.                                       5,639       56
   Lion Nathan Ltd. +                                          2,500       15
   Macquarie Bank Ltd.                                         2,544      120
   Macquarie Goodman Group +                                  19,183       72
   Macquarie Infrastructure Group                             33,841       87
   Mayne Group Ltd.                                            6,769       17
   Mayne Pharma Ltd. * +                                       6,769       14
   Mirvac Group +                                             16,417       51
   National Australia Bank Ltd. +                             17,594      477
   Newcrest Mining Ltd.                                        4,817       76
   OneSteel Ltd. +                                             4,560       13
   Orica Ltd. +                                                2,677       45
   Origin Energy Ltd. +                                       13,789       70
   PaperlinX Ltd. +                                            3,700        9
   Patrick Corp. Ltd.                                         10,360       52
   Perpetual Trustees Australia Ltd. +                           534       27
   Publishing & Broadcasting Ltd.                              2,125       27
   QBE Insurance Group Ltd. +                                  8,562      131
   Rinker Group Ltd.                                          10,164      134
   Rio Tinto Ltd. +                                            3,130      164
   Santos Ltd.                                                 7,005       59
   Sonic Healthcare Ltd. +                                     3,960       45
   Stockland - New *                                             572        2
   Stockland Trust +                                          18,208       91
   Suncorp-Metway Ltd. +                                       6,498       98
   TABCORP Holdings Ltd. +                                     6,292       71
   Telstra Corp. Ltd.                                         30,442       87
   Toll Holdings Ltd. +                                        3,081       27
   Transurban Group +                                          9,096       48
   Wesfarmers Ltd. +                                           4,165      113
   Westfield Group +                                          16,362      215
   Westpac Banking Corp. +                                    20,170      352
   Woodside Petroleum Ltd.                                     5,141      154
   Woolworths Ltd. +                                          14,814      202
                                                                       ------
                                                                        6,219
                                                                       ------
Austria - 0.5%
   Boehler-Uddeholm A.G.                                          51       10
   Erste Bank der Oesterreichischen Sparkassen A.G.            2,676      163
   Flughafen Wien A.G.                                            99        8
   IMMOFINANZ Immobilien Anlagen A.G. *                        4,484       46
   Mayr-Melnhof Karton A.G.                                       25        4
   Oesterreichische Elektrizitaetswirtschafts A.G.
     (Verbund), Class A +                                        136       63
   OMV A.G. +                                                  2,520      156
   RHI A.G. *                                                    174        5
   Telekom Austria A.G. +                                      4,656      106
   Voest-Alpine A.G. +                                           153       18
   Wienerberger A.G. +                                           567       26
                                                                       ------
                                                                          605
                                                                       ------

EQUITY PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

                                                  FEBRUARY 28, 2006 (UNAUDITED)


                                                               NUMBER   VALUE
                                                              OF SHARES (000S)
                                                              --------- ------
COMMON STOCKS - 95.5% - CONTINUED

Belgium - 1.1%
   AGFA-Gevaert N.V.                                              719   $   14
   Barco N.V. +                                                   100        8
   Bekaert N.V.                                                   140       14
   Belgacom S.A.                                                2,672       80
   Cofinimmo S.A. +                                                50        8
   Colruyt N.V.                                                   150       22
   D'ieteren S.A. +                                                40       12
   Delhaize Group                                                 835       56
   Dexia                                                        6,043      150
   Fortis                                                      12,900      459
   Groupe Bruxelles Lambert S.A.                                  981      108
   InBev N.V.                                                   2,004       93
   KBC Groep N.V.                                               2,018      211
   Mobistar S.A.                                                  200       14
   Omega Pharma S.A.                                              150        8
   Solvay S.A., Class A +                                         732       81
   UCB S.A.                                                     1,386       66
   Umicore +                                                      100       14
                                                                        ------
                                                                         1,418
                                                                        ------
Denmark - 0.6%
   A.P. Moller - Maersk A/S                                        13      119
   Bang & Olufsen A/S, Class B +                                   84       10
   Carlsberg A/S, Class B                                         250       16
   Coloplast A/S, Class B                                         224       15
   Danisco A/S +                                                  731       53
   Danske Bank A/S                                              4,922      175
   DSV A/S                                                        176       24
   East Asiatic Co. Ltd. A/S +                                    159       16
   FLSmidth & Co. A/S, Class B                                    238        7
   GN Store Nord A/S                                            2,444       33
   H. Lundbeck A/S +                                              597       12
   NKT Holding A/S                                                132        7
   Novo-Nordisk A/S, Class B                                    2,868      169
   Novozymes A/S, Class B                                         966       58
   Topdanmark A/S *                                               216       22
   Vestas Wind Systems A/S * +                                  2,777       58
   William Demant Holding A/S *                                   258       15
                                                                        ------
                                                                           809
                                                                        ------
Finland - 1.4%
   Amer Sports OYJ                                                600       13
   Cargotec Corp., Class B +                                      600       24
   Elisa OYJ, Class A                                           1,950       39
   Fortum OYJ +                                                 4,800      116
   KCI Konecranes OYJ +                                           100        6
   Kesko OYJ, Class B +                                           500       16
   Kone OYJ, Class B +                                          1,200       50
   Metso OYJ +                                                  1,500       55
   Neste Oil OYJ * +                                            2,100       64
   Nokia OYJ                                                   46,420      863
   Orion OYJ, Class B +                                           600       13
   Outokumpu OYJ +                                                700       13
   Rautaruukki OYJ                                                700       24
   Sampo OYJ, Class A                                           4,700       94
   Stora Enso OYJ (Registered) +                                7,800      111
   TietoEnator OYJ +                                            1,280       46
   UPM-Kymmene OYJ                                              5,760      122
   Uponor OYJ                                                     600       16
   Wartsila OYJ, Class B                                          350       13
   YIT-Yhtyma OYJ                                                 400       20
                                                                        ------
                                                                         1,718
                                                                        ------
France - 8.8%
   Accor S.A.                                                   2,163      130
   Air France-KLM                                               1,914       44
   Air Liquide +                                                1,201      237
   Alcatel S.A. *                                              13,682      185
   Alstom RGPT * +                                              1,107       95
   Arcelor +                                                    5,639      206
   Atos Origin * +                                                795       55
   Autoroutes du Sud de la France                               1,014       61
   AXA                                                         16,677      590
   BNP Paribas                                                  8,311      769
   Bouygues                                                     2,517      132
   Business Objects S.A. * +                                      500       18
   Cap Gemini S.A. * +                                          1,894       94
   Carrefour S.A.                                               6,214      309
   Casino Guichard Perrachon S.A. +                               363       23
   Cie de Saint-Gobain                                          3,761      251
   Cie Generale d'Optique Essilor International S.A.            1,408      121
   CNP Assurances                                                 300       29
   Credit Agricole S.A. +                                       6,598      241
   Dassault Systems S.A.                                          351       20
   France Telecom S.A.                                         18,625      407

              NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 2 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS
   SCHEDULE OF INVESTMENTS
   INTERNATIONAL EQUITY INDEX PORTFOLIO (continued)

                                                          NUMBER   VALUE
                                                         OF SHARES (000S)
                                                         --------- -------
COMMON STOCKS - 95.5% - CONTINUED

France - 8.8% - (continued)
   Gecina S.A.                                               151   $    19
   Groupe Danone +                                         2,817       325
   Hermes International +                                    240        60
   Imerys S.A. +                                             200        17
   Klepierre +                                               206        24
   L'Oreal S.A.                                            3,521       311
   Lafarge S.A.                                            1,934       202
   Lagardere S.C.A.                                        1,449       112
   LVMH Moet Hennessy Louis Vuitton S.A.                   2,699       245
   Michelin Compagnie Generale des
   Establissements, Class B +                              1,653       101
   Neopost S.A.                                              133        13
   PagesJaunes S.A. +                                        606        16
   Pernod-Ricard +                                           826       141
   Peugeot S.A. +                                          2,078       121
   PPR S.A. +                                                909       105
   Publicis Groupe +                                       1,466        56
   Renault S.A.                                            2,040       196
   Safran S.A.                                             1,045        27
   Sanofi-Aventis                                         11,532       980
   Schneider Electric S.A. +                               2,564       262
   Societe BIC S.A.                                          250        15
   Societe Generale                                        3,883       550
   Societe Television Francaise 1 +                        1,000        30
   Sodexho Alliance S.A. +                                   840        36
   Suez +                                                 11,029       405
   Suez (Strip VVPR) *                                     1,400         -
   Technip S.A. +                                            716        43
   Thales S.A.                                               700        32
   Thomson +                                               1,609        28
   Total S.A.                                              6,087     1,529
   Unibail                                                   661       108
   Valeo S.A.                                                654        26
   Veolia Environment                                      3,807       199
   Vinci S.A.                                              2,115       195
   Vivendi Universal S.A.                                 12,705       383
   Zodiac S.A.                                               300        19
                                                                   -------
                                                                    10,948
                                                                   -------
Germany - 6.4%
   Adidas-Salomon A.G. +                                     559       109
   Allianz A.G. (Registered)                               4,250       686
   Altana A.G.                                               550        30
   BASF A.G.                                               5,916       446
   Bayer A.G.                                              7,241       291
   Beiersdorf A.G.                                           200        27
   Celsio A.G.                                               523        49
   Commerzbank A.G.                                        6,512       237
   Continental A.G.                                        1,442       148
   DaimlerChrysler A.G. (Registered)                      10,267       569
   Deutsche Bank A.G. (Registered)                         5,436       599
   Deutsche Boerse A.G. +                                  1,321       166
   Deutsche Lufthansa A.G. (Registered)                    2,040        34
   Deutsche Post A.G. (Registered) +                       7,848       205
   Deutsche Telekom A.G. (Registered)                     30,059       474
   Douglas Holding A.G.                                      300        14
   E.ON A.G.                                               6,879       761
   Epcos A.G. *                                              400         5
   Fresenius Medical Care A.G. +                             767        82
   HeidelbergCement A.G. (VVPR) *                             83         -
   Hochtief A.G. +                                           261        14
   Hypo Real Estate Holding                                1,691       111
   Infineon Technologies A.G. *                            8,648        80
   KarstadtQuelle A.G. * +                                   651        16
   Linde A.G.                                                734        58
   MAN A.G. +                                              1,670       105
   Merck KGaA +                                              675        68
   Metro A.G.                                              2,055       109
   MLP A.G.                                                  500        11
   Muenchener Rueckversicherungs A.G.
     (Registered)                                          2,274       308
   Puma A.G. Rudolf Dassler Sport                            177        64
   RWE A.G. +                                              4,613       395
   SAP A.G. +                                              2,439       498
   Schering A.G. +                                         1,819       131
   Siemens A.G. (Registered)                               9,015       827
   Suedzucker A.G. +                                         487        13
   ThyssenKrupp A.G.                                       4,544       115
   TUI A.G. +                                              2,850        56
   Volkswagen A.G. +                                       1,941       136
                                                                   -------
                                                                     8,047
                                                                   -------
Greece - 0.7%
   Alpha Bank A.E.                                         3,050       116
   Coca Cola Hellenic Bottling Co. S.A.                    1,580        47
   Cosmote Mobile Communications S.A.                      1,940        42

EQUITY PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

                                                  FEBRUARY 28, 2006 (UNAUDITED)


                                                             NUMBER   VALUE
                                                            OF SHARES (000S)
                                                            --------- ------
COMMON STOCKS - 95.5% - CONTINUED

Greece - 0.7% - (continued)
   EFG Eurobank Ergasias S.A.                                 2,540   $  101
   Emporiki Bank of Greece S.A. *                             1,080       38
   Folli-Follie S.A. (Registered)                               120        3
   Hellenic Duty Free Shops S.A.                                200        4
   Hellenic Petroleum S.A.                                      890       12
   Hellenic Technodomiki Tev S.A.                               648        6
   Hellenic Telecommunications Organization S.A. *            3,240       69
   Intracom S.A.                                                650        5
   National Bank of Greece S.A.                               2,967      153
   OPAP S.A.                                                  2,704      103
   Piraeus Bank S.A.                                          2,030       61
   Public Power Corp.                                           783       17
   Technical Olympic S.A.                                       610        4
   Titan Cement Co. S.A.                                        520       25
   Viohalco                                                     870       10
                                                                      ------
                                                                         816
                                                                      ------
Hong Kong - 1.6%
   ASM Pacific Technology +                                   2,000       11
   Bank of East Asia Ltd.                                    18,304       63
   BOC Hong Kong Holdings Ltd.                               41,000       82
   Cathay Pacific Airways Ltd. +                              9,000       17
   Cheung Kong Holdings Ltd.                                 16,000      168
   Cheung Kong Infrastructure Holdings Ltd. +                 4,000       13
   CLP Holdings Ltd.                                         20,000      114
   Esprit Holdings Ltd.                                      10,000       77
   Giordano International Ltd.                               12,000        6
   Hang Lung Properties Ltd.                                 35,000       63
   Hang Seng Bank Ltd. +                                      8,400      112
   Henderson Land Development                                 8,000       43
   Hong Kong & China Gas Co. Ltd.                            50,920      122
   Hong Kong Electric Holdings Ltd.                          16,000       74
   Hong Kong Exchanges and Clearing Ltd. +                   11,000       56
   Hopewell Holdings Ltd.                                     5,000       14
   Hutchison Whampoa Ltd.                                    23,500      222
   Hysan Development Co. Ltd.                                 5,249       13
   Johnson Electric Holdings                                 13,200       13
   Li & Fung Ltd.                                            28,000       56
   Link REIT (The) *                                         32,500       71
   MTR Corp. +                                               23,000       52
   New World Development Ltd.                                16,971       27
   PCCW Ltd.                                                 59,364       41
   SCMP Group Ltd.                                            8,000        3
   Shangri-La Asia Ltd.                                       9,172       15
   Sino Land Co. +                                           13,265       20
   SmarTone Telecommunications Holdings Ltd.                  3,000        3
   Sun Hung Kai Properties Ltd.                              14,172      147
   Swire Pacific Ltd., Class A +                             10,000       95
   Techtronic Industries Co. +                               14,000       24
   Television Broadcasts Ltd.                                 3,000       17
   Texwinca Holdings Ltd. +                                   4,000        3
   Wharf Holdings Ltd.                                       21,000       77
   Yue Yuen Industrial Holdings +                             4,000       12
                                                                      ------
                                                                       1,946
                                                                      ------
Ireland - 0.8%
   Allied Irish Banks PLC                                     9,630      230
   Bank of Ireland - Dublin                                   9,188      164
   Bank of Ireland - London                                   1,515       27
   CRH PLC - Dublin                                           4,936      162
   CRH PLC - London                                             949       31
   DCC PLC                                                      744       17
   Depfa Bank PLC                                             3,011       50
   Eircom Group PLC                                          10,412       27
   Elan Corp. PLC *                                           5,430       71
   Fyffes PLC                                                 2,597        7
   Grafton Group PLC *                                        4,106       51
   Greencore Group PLC                                        1,382        6
   Iaws Group PLC                                               747       12
   Independent News & Media PLC                               4,867       15
   Irish Life & Permanent PLC                                 3,754       83
   Kerry Group PLC, Class A                                   2,268       50
   Ryanair Holdings PLC *                                     1,575       14
                                                                      ------
                                                                       1,017
                                                                      ------
Italy - 3.7%
   Alleanza Assicurazioni S.p.A. +                            6,316       78
   Arnoldo Mondadori Editore S.p.A.                           1,000       10
   Assicurazioni Generali S.p.A. +                           10,543      378
   Autogrill S.p.A.                                           1,000       15
   Autostrade S.p.A.                                          3,887       99
   Banca Antonveneta S.p.A.                                     909       29
   Banca Fideuram S.p.A. +                                    3,000       18
   Banca Intesa S.p.A.                                       42,846      253
   Banca Intesa S.p.A. RNC                                    7,696       42
   Banca Monte dei Paschi di Siena S.p.A. +                  12,425       64
   Banca Nazionale del Lavoro S.p.A. (BNL) * +                8,553       30

              NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 4 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS
   SCHEDULE OF INVESTMENTS
   INTERNATIONAL EQUITY INDEX PORTFOLIO (continued)

                                                              NUMBER   VALUE
                                                             OF SHARES (000S)
                                                             --------- ------
COMMON STOCKS - 95.5% - CONTINUED

Italy - 3.7% - (continued)
   Banca Popolare di Milano Scrl                                4,496  $   57
   Banche Popolari Unite Scrl                                   4,621     116
   Banco Popolare di Verona e Novara Scrl +                     5,264     126
   Benetton Group S.p.A.                                          800      10
   Bulgari S.p.A. +                                             1,000      12
   Capitalia S.p.A. +                                          19,431     147
   Enel S.p.A.                                                 47,464     394
   ENI S.p.A.                                                  28,682     821
   Fiat S.p.A. * +                                              6,900      75
   Finmeccanica S.p.A.                                          3,260      71
   Gruppo Editoriale L'Espresso S.p.A. +                        1,000       5
   Italcementi S.p.A.                                           1,080      22
   Luxottica Group S.p.A.                                       1,393      39
   Mediaset S.p.A.                                              8,459     100
   Mediobanca S.p.A.                                            5,265     110
   Mediolanum S.p.A. +                                          2,000      17
   Pirelli & C. S.p.A.                                         17,988      17
   Sanpaolo IMI S.p.A.                                         12,238     216
   Seat Pagine Gialle S.p.A. *                                 32,279      16
   Snam Rete Gas S.p.A.                                        15,008      66
   Telecom Italia Media S.p.A. * +                             14,487       7
   Telecom Italia S.p.A.                                      117,826     317
   Telecom Italia S.p.A. (RNC)                                 66,388     153
   Terna S.p.A.                                                 5,089      13
   Tiscali S.p.A. * +                                           2,000       6
   UniCredito Italiano S.p.A.                                  85,673     623
                                                                       ------
                                                                        4,572
                                                                       ------
Japan - 24.2%
   77 Bank (The) Ltd.                                           3,000      23
   Acom Co. Ltd.                                                1,000      62
   Aderans Co. Ltd. +                                             500      14
   Advantest Corp.                                                900     102
   Aeon Co. Ltd.                                                7,000     167
   Aeon Credit Service Co. Ltd.                                   900      26
   Aiful Corp.                                                    900      60
   Aisin Seiki Co Ltd.                                          2,000      71
   Ajinomoto Co., Inc.                                          7,000      75
   All Nippon Airways Co. Ltd.                                  4,000      15
   Alps Electric Co. Ltd. +                                     1,000      16
   Amada Co. Ltd.                                               5,000      47
   Amano Corp.                                                  1,000      18
   Anritsu Corp. +                                              1,000       6
   Aoyama Trading Co. Ltd.                                        500      15
   Ariake Japan Co. Ltd. +                                        200       6
   Asahi Breweries Ltd.                                         5,000      68
   Asahi Glass Co. Ltd.                                        11,000     155
   Asahi Kasei Corp.                                           13,000      86
   Asatsu-DK, Inc.                                                500      18
   Astellas Pharma, Inc.                                        6,200     239
   Autobacs Seven Co. Ltd.                                        200      10
   Bank of Fukuoka (The) Ltd. +                                 7,000      59
   Bank of Yokohama (The) Ltd.                                 13,000     105
   Benesse Corp.                                                  900      31
   Bridgestone Corp.                                            7,000     137
   Canon, Inc.                                                  8,300     521
   Casio Computer Co. Ltd.                                      2,000      32
   Central Glass Co Ltd.                                        2,000      11
   Central Japan Railway Co.                                       17     167
   Chiba Bank (The) Ltd.                                       11,000      93
   Chiyoda Corp.                                                2,000      48
   Chubu Electric Power Co., Inc. +                             6,500     172
   Chugai Pharmaceutical Co. Ltd.                               4,300      79
   Citizen Watch Co. Ltd.                                       2,000      18
   Coca-Cola West Japan Co. Ltd. +                                600      14
   COMSYS Holdings Corp.                                        1,000      14
   Credit Saison Co. Ltd.                                       1,800      85
   CSK Corp. +                                                  1,200      55
   Dai Nippon Printing Co. Ltd.                                 7,000     124
   Daicel Chemical Industries Ltd.                              2,000      16
   Daido Steel Co. Ltd.                                         6,000      52
   Daiichi Sankyo Co Ltd. *                                     7,300     150
   Daikin Industries Ltd.                                       3,000     100
   Daimaru (The), Inc.                                          3,000      40
   Dainippon Ink & Chemicals, Inc.                              6,000      24
   Dainippon Screen Manufacturing Co. Ltd.                      1,000       9
   Daito Trust Construction Co. Ltd.                              800      38
   Daiwa House Industry Co. Ltd.                                5,000      80
   Daiwa Securities Group, Inc.                                14,000     166
   Denki Kagaku Kogyo Kabushiki Kaisha                          4,000      17
   Denso Corp.                                                  5,800     212
   Dentsu, Inc.                                                    20      67
   Dowa Mining Co. Ltd.                                         5,000      55
   East Japan Railway Co.                                          37     263
   Ebara Corp. +                                                2,000      12

EQUITY PORTFOLIOS 5 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

                                                  FEBRUARY 28, 2006 (UNAUDITED)

                                                               NUMBER   VALUE
                                                              OF SHARES (000S)
                                                              --------- ------
COMMON STOCKS - 95.5% - CONTINUED

Japan - 24.2% - (continued)
   Eisai Co. Ltd.                                               3,200    $148
   Electric Power Development Co.                               1,680      53
   FamilyMart Co. Ltd.                                          1,000      31
   Fanuc Ltd.                                                   2,000     169
   Fast Retailing Co. Ltd. +                                      600      52
   Fuji Electric Co. Ltd.                                       6,000      28
   Fuji Photo Film Co. Ltd.                                     5,000     161
   Fuji Television Network, Inc.                                    4      10
   Fujikura Ltd.                                                6,000      67
   Fujitsu Ltd.                                                21,000     167
   Furukawa Electric (The) Co. Ltd. * +                         8,000      62
   Gunma Bank (The) Ltd.                                        3,000      22
   Gunze Ltd.                                                   2,000      13
   Hankyu Department Stores +                                   1,000       9
   Hikari Tsushin, Inc. +                                         300      21
   Hino Motors Ltd. +                                           2,000      13
   Hirose Electric Co. Ltd.                                       200      27
   Hitachi Cable Ltd. +                                         1,000       6
   Hitachi Chemical Co. Ltd.                                    1,000      28
   Hitachi Ltd.                                                35,000     245
   Hitachi Software Engineering Co. Ltd. +                        300       6
   Hokugin Financial Group, Inc.                               10,000      43
   Honda Motor Co. Ltd.                                         8,700     515
   House Foods Corp. +                                          1,000      15
   Hoya Corp.                                                   4,700     186
   Ibiden Co. Ltd. +                                            1,700      80
   INPEX Corp.                                                      5      48
   Isetan Co. Ltd.                                              2,000      36
   Ishihara Sangyo Kaisha Ltd.                                  2,000       4
   Ishikawajima-Harima Heavy Industries Co. Ltd. * +            9,000      27
   Ito En Ltd. +                                                  600      19
   Itochu Corp.                                                16,000     133
   Itochu Techno-Science Corp.                                    400      15
   Jafco Co. Ltd. +                                               300      20
   Japan Airlines Corp.                                         6,000      16
   Japan Real Estate Investment Corp.                               4      36
   Japan Retail Fund Investment Corp.                               3      24
   Japan Tobacco, Inc.                                             10     172
   JFE Holdings, Inc.                                           6,200     230
   JGC Corp.                                                    2,000      42
   Joyo Bank (The) Ltd.                                         9,000      58
   JS Group Corp.                                               4,000      78
   JSR Corp.                                                    2,000      59
   Kajima Corp. +                                              10,000      58
   Kaken Pharmaceutical Co. Ltd.                                1,000       8
   Kamigumi Co. Ltd.                                            2,000      15
   Kaneka Corp.                                                 3,000      40
   Kansai Electric Power Co., Inc.                              9,100     212
   Kao Corp.                                                    6,000     163
   Kawasaki Heavy Industries Ltd. +                            13,000      44
   Kawasaki Kisen Kaisha Ltd. +                                 3,000      19
   KDDI Corp.                                                      31     159
   Keihin Electric Express Railway Co. Ltd. +                   7,000      58
   Keio Corp.                                                  10,000      62
   Keyence Corp.                                                  300      82
   Kinden Corp.                                                 1,000       9
   Kintetsu Corp. +                                            17,000      66
   Kirin Brewery Co. Ltd.                                       9,000     119
   Kobe Steel Ltd.                                             30,000     115
   Kokuyo Co. Ltd. +                                            1,000      15
   Komatsu Ltd.                                                10,000     177
   Konami Corp.                                                   700      17
   Konica Minolta Holdings, Inc.                                6,500      81
   Koyo Seiko Co. Ltd. +                                        1,000      19
   Kubota Corp.                                                12,000     117
   Kuraray Co. Ltd.                                             4,000      48
   Kurita Water Industries Ltd. +                                 400       9
   Kyocera Corp.                                                1,800     159
   Kyowa Hakko Kogyo Co. Ltd.                                   3,000      23
   Kyushu Electric Power Co., Inc.                              4,400     106
   Lawson, Inc.                                                   800      30
   Leopalace21 Corp.                                            2,000      72
   Mabuchi Motor Co. Ltd. +                                       300      15
   Makita Corp.                                                 2,100      61
   Marubeni Corp.                                              18,000      89
   Marui Co. Ltd.                                               3,300      62
   Matsushita Electric Industrial Co. Ltd.                     23,000     489
   Matsushita Electric Works Ltd.                               6,000      70
   MEDICEO Holdings Co. Ltd. +                                  2,000      33
   Meiji Dairies Corp.                                          2,000      11
   Meiji Seika Kaisha Ltd.                                      3,000      15
   Meitec Corp.                                                   500      17
   Millea Holdings, Inc.                                           16     331
   Minebea Co. Ltd.                                             3,000      18

              NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 6 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS
   SCHEDULE OF INVESTMENTS
   INTERNATIONAL EQUITY INDEX PORTFOLIO (continued)

                                                            NUMBER   VALUE
                                                           OF SHARES (000S)
                                                           --------- ------
COMMON STOCKS - 95.5% - CONTINUED

Japan - 24.2% - (continued)
   Mitsubishi Chemical Holdings Corp. *                     13,000   $   79
   Mitsubishi Corp.                                         15,000      348
   Mitsubishi Electric Corp.                                21,000      167
   Mitsubishi Estate Co. Ltd.                               13,000      272
   Mitsubishi Gas Chemical Co.                               4,000       47
   Mitsubishi Heavy Industries Ltd.                         33,000      155
   Mitsubishi Logistics Corp. +                              1,000       16
   Mitsubishi Materials Corp. +                             16,000       83
   Mitsubishi Rayon Co. Ltd.                                 7,000       56
   Mitsubishi Securities Co. Ltd.                            5,000       73
   Mitsubishi Tokyo Financial Group, Inc.                       94    1,438
   Mitsui & Co. Ltd.                                        17,000      232
   Mitsui Chemicals, Inc.                                    8,000       64
   Mitsui Engineering & Shipbuilding Co. Ltd.                6,000       19
   Mitsui Fudosan Co. Ltd.                                   9,000      188
   Mitsui Mining & Smelting Co. Ltd.                        10,000       68
   Mitsui O.S.K. Lines Ltd.                                 12,000       88
   Mitsui Sumitomo Insurance Co. Ltd.                       13,000      171
   Mitsui Trust Holding, Inc.                                6,000       89
   Mitsukoshi Ltd. +                                         8,000       45
   Mitsumi Electric Co. Ltd. +                               1,000       12
   Mizuho Financial Group, Inc.                                106      844
   Murata Manufacturing Co. Ltd.                             2,200      136
   Namco Bandai Holdings, Inc. * +                           3,200       40
   NEC Corp.                                                21,000      128
   NEC Electronics Corp.                                       300       10
   NET One Systems Co. Ltd.                                      4        8
   NGK Insulators Ltd.                                       4,000       54
   NGK Spark Plug Co. Ltd.                                   3,000       68
   Nichii Gakkan Co.                                           100        2
   Nichirei Corp.                                            2,000        9
   Nidec Corp.                                               1,200       95
   Nikko Cordial Corp.                                      10,000      157
   Nikon Corp. +                                             3,000       51
   Nintendo Co. Ltd.                                         1,100      163
   Nippon Building Fund, Inc. +                                  6       58
   Nippon Electric Glass Co. Ltd.                            3,000       72
   Nippon Express Co. Ltd. +                                 9,000       48
   Nippon Kayaku Co. Ltd.                                    1,000        8
   Nippon Meat Packers, Inc. +                               2,000       20
   Nippon Mining Holdings, Inc.                              8,000       60
   Nippon Oil Corp.                                         14,000      106
   Nippon Paper Group, Inc.                                     11       51
   Nippon Sheet Glass Co. Ltd.                               3,000       13
   Nippon Shokubai Co. Ltd.                                  1,000       11
   Nippon Steel Corp.                                       67,000      267
   Nippon Telegraph & Telephone Corp.                           57      248
   Nippon Yusen Kabushiki Kaisha                            12,000       78
   Nishimatsu Construction Co. Ltd. +                        2,000        8
   Nissan Chemical Industries                                1,000       17
   Nissan Motor Co. Ltd.                                    24,700      285
   Nisshin Seifun Group, Inc.                                4,000       41
   Nisshin Steel Co. Ltd.                                   14,000       47
   Nisshinbo Industries, Inc.                                1,000       10
   Nissin Food Products Co. Ltd.                             1,500       46
   Nitto Denko Corp.                                         1,800      154
   NOK Corp.                                                 1,200       35
   Nomura Holdings, Inc.                                    19,500      369
   Nomura Research Institute Ltd.                              300       34
   NSK Ltd.                                                  8,000       61
   NTN Corp. +                                               5,000       37
   NTT Data Corp.                                               18       83
   NTT DoCoMo, Inc.                                            188      279
   Obayashi Corp.                                            9,000       67
   Odakyu Electric Railway Co. Ltd. +                       10,000       62
   OJI Paper Co. Ltd. +                                     12,000       83
   Oki Electric Industry Co. Ltd. +                          5,000       16
   Okumura Corp.                                             2,000       11
   Olympus Corp.                                             2,000       58
   Omron Corp.                                               2,900       81
   Oracle Corp. Japan +                                        400       19
   Oriental Land Co. Ltd. +                                    500       30
   ORIX Corp.                                                  900      236
   Osaka Gas Co. Ltd.                                       28,000      107
   Pioneer Corp.                                             1,000       16
   Promise Co. Ltd.                                          1,300       79
   QP Corp. +                                                1,400       13
   Rakuten, Inc.                                                64       55
   Resona Holdings, Inc. *                                      50      177
   Ricoh Co. Ltd.                                            7,000      130
   Rohm Co. Ltd.                                             1,200      114
   Sanden Corp. +                                            1,000        4
   Sanken Electric Co. Ltd.                                  1,000       15
   Sankyo Co. Ltd. - Gunma                                     600       37

EQUITY PORTFOLIOS 7 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

                                                  FEBRUARY 28, 2006 (UNAUDITED)


                                                             NUMBER   VALUE
                                                            OF SHARES (000S)
                                                            --------- ------
COMMON STOCKS - 95.5% - CONTINUED

Japan - 24.2% - (continued)
   Sanyo Electric Co. Ltd. +                                 25,000   $   61
   Sapporo Holdings Ltd. +                                    2,000       10
   SBI Holdings, Inc. +                                          89       47
   Secom Co. Ltd.                                             2,500      124
   Sega Sammy Holdings, Inc.                                  1,900       77
   Seiko Epson Corp. +                                          700       17
   Seino Transportation Co. Ltd. +                            1,000       10
   Sekisui Chemical Co. Ltd.                                  6,000       48
   Sekisui House Ltd.                                         5,000       76
   Seven & I Holdings Co. Ltd.                                9,000      366
   Sharp Corp.                                               10,000      176
   Shimachu Co. Ltd.                                            400       12
   Shimamura Co. Ltd.                                           400       45
   Shimano, Inc.                                                500       14
   Shimizu Corp.                                             10,000       70
   Shin-Etsu Chemical Co. Ltd.                                4,300      229
   Shinko Securities Co. Ltd.                                 2,000       10
   Shinsei Bank Ltd.                                         14,000       95
   Shionogi & Co. Ltd.                                        5,000       69
   Shiseido Co. Ltd.                                          5,000       89
   Shizuoka Bank (The) Ltd. +                                 8,000       79
   Showa Denko K.K. +                                        13,000       56
   Showa Shell Sekiyu K.K.                                    1,000       11
   SMC Corp. of Japan                                           600       85
   Softbank Corp. +                                           8,100      245
   Sompo Japan Insurance, Inc.                                9,000      130
   Sony Corp.                                                11,000      513
   Stanley Electric Co. Ltd. +                                1,000       19
   Sumitomo Bakelite Co. Ltd.                                 1,000        9
   Sumitomo Chemical Co. Ltd.                                16,000      125
   Sumitomo Corp.                                            12,000      162
   Sumitomo Electric Industries Ltd.                          8,000      120
   Sumitomo Heavy Industries Ltd.                             8,000       71
   Sumitomo Metal Industries Ltd.                            45,000      200
   Sumitomo Metal Mining Co. Ltd. +                           6,000       79
   Sumitomo Mitsui Financial Group, Inc.                         65      707
   Sumitomo Osaka Cement Co. Ltd.                             3,000        9
   Sumitomo Realty & Development Co. Ltd.                     4,000       93
   Sumitomo Trust & Banking (The) Co. Ltd.                   14,000      141
   Suruga Bank (The) Ltd.                                     2,000       26
   Suzuken Co. Ltd.                                             600       18
   T&D Holdings, Inc.                                         2,500      188
   Taiheiyo Cement Corp.                                     13,400       58
   Taisei Corp. +                                            14,000       68
   Taisho Pharmaceutical Co. Ltd.                             1,000       21
   Taiyo Nippon Sanso Corp.                                   2,000       14
   Taiyo Yuden Co. Ltd. +                                     1,000       15
   Takara Holdings, Inc. +                                    1,000        6
   Takashimaya Co. Ltd.                                       4,000       58
   Takeda Pharmaceutical Co. Ltd.                             9,800      548
   Takefuji Corp.                                             1,460       94
   Takuma Co. Ltd. +                                          1,000        8
   TDK Corp.                                                  1,500      105
   Teijin Ltd.                                                9,000       61
   Teikoku Oil Co. Ltd.                                       2,000       27
   Terumo Corp.                                               1,900       58
   THK Co. Ltd. +                                               800       22
   TIS, Inc.                                                    500       13
   Tobu Railway Co. Ltd.                                     11,000       55
   Toda Corp.                                                 2,000       10
   Toho Co. Ltd. of Tokyo +                                   2,300       43
   Tohoku Electric Power Co., Inc.                            4,700      106
   Tokuyama Corp. +                                           4,000       59
   Tokyo Broadcasting System, Inc.                              500       15
   Tokyo Electric Power Co., Inc.                            12,700      343
   Tokyo Electron Ltd.                                        2,000      133
   Tokyo Gas Co. Ltd.                                        25,000      114
   Tokyo Style Co. Ltd.                                       1,000       11
   Tokyu Corp. +                                             10,000       62
   Tokyu Land Corp. +                                         7,000       61
   TonenGeneral Sekiyu KK +                                   4,000       40
   Toppan Printing Co. Ltd.                                   6,000       76
   Toray Industries, Inc.                                    15,000      115
   Toshiba Corp. +                                           32,000      181
   Tosoh Corp.                                                4,000       21
   Toto Ltd. +                                                2,000       17
   Toyo Seikan Kaisha Ltd. +                                  1,000       17
   Toyobo Co. Ltd.                                            5,000       15
   Toyoda Gosei Co. Ltd.                                        300        6
   Toyota Industries Corp.                                    2,100       84
   Toyota Motor Corp.                                        31,800    1,704
   Toyota Tsusho Corp. +                                      1,000       23
   Trend Micro, Inc.                                          1,500       46
   Ube Industries Ltd. of Japan                               6,000       18

              NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 8 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS
   SCHEDULE OF INVESTMENTS
   INTERNATIONAL EQUITY INDEX PORTFOLIO (continued)

                                                              NUMBER   VALUE
                                                             OF SHARES (000S)
                                                             --------- -------
COMMON STOCKS - 95.5% - CONTINUED

Japan - 24.2% - (continued)
   Uni-Charm Corp.                                               400   $    20
   UNY Co. Ltd.                                                1,000        15
   USS Co. Ltd. +                                                300        20
   West Japan Railway Co.                                         19        77
   Yahoo Japan Corp. +                                            83        97
   Yakult Honsha Co. Ltd. +                                    1,800        42
   Yamada Denki Co. Ltd.                                         800        86
   Yamaha Corp.                                                3,000        52
   Yamaha Motor Co. Ltd.                                       3,000        68
   Yamato Transport Co. Ltd.                                   4,000        77
   Yamazaki Baking Co. Ltd.                                    1,000         8
   Yokogawa Electric Corp. +                                   2,000        37
                                                                       -------
                                                                        30,184
                                                                       -------
Malaysia - 0.0%
   Promet BHD *                                                4,000         -
                                                                       -------
Netherlands - 5.2%
   ABN AMRO Holding N.V.                                      19,985       582
   Aegon N.V.                                                 16,601       274
   Akzo Nobel N.V.                                             2,995       152
   ASML Holding N.V. *                                         5,332       111
   Corio N.V.                                                    389        25
   Euronext N.V.                                                 681        43
   European Aeronautic Defence & Space Co.                     3,038       111
   Hagemeyer N.V. * +                                            914         4
   Hagemeyer N.V. QIB *                                        3,199        13
   Heineken N.V.                                               3,127       118
   ING Groep N.V. - CVA                                       20,645       776
   James Hardie Industries N.V. +                              4,100        27
   Koninklijke Ahold N.V. *                                   18,606       151
   Koninklijke DSM N.V.                                        1,413        59
   Koninklijke Philips Electronics N.V.                       14,499       471
   OCE N.V. +                                                    699        12
   Qiagen N.V. * +                                             1,100        17
   Randstad Holdings N.V. +                                      662        37
   Reed Elsevier N.V.                                          7,756       105
   Rodamco Europe N.V.                                           523        48
   Royal Dutch Shell PLC, Class A                             43,510     1,309
   Royal Dutch Shell PLC, Class B                             30,399       956
   Royal KPN N.V.                                             21,331       221
   Royal Numico N.V. *                                         1,720        74
   SBM Offshore N.V.                                             269        26
   TNT N.V.                                                    4,557       148
   Unilever N.V. - CVA                                         6,395       444
   Vedior N.V. - CVA                                           2,044        39
   VNU N.V.                                                    2,688        87
   Wereldhave N.V. +                                             175        19
   Wolters Kluwer N.V. - CVA                                   4,106        90
                                                                       -------
                                                                         6,549
                                                                       -------
New Zealand - 0.2%
   Auckland International Airport Ltd.                        15,874        20
   Contact Energy Ltd.                                         5,392        26
   Fisher & Paykel Appliances Holdings Ltd.                    1,920         5
   Fisher & Paykel Healthcare Corp. +                          3,220         8
   Fletcher Building Ltd.                                      8,412        44
   Sky City Entertainment Group Ltd.                           4,000        13
   Sky Network Television Ltd. *                               1,774         7
   Telecom Corp. of New Zealand Ltd.                          21,554        75
   Tower Ltd. *                                                2,681         4
   Vector Ltd. *                                               1,259         2
   Warehouse Group Ltd.                                        1,200         3
                                                                       -------
                                                                           207
                                                                       -------
Norway - 0.7%
   DnB Holding ASA                                            10,100       123
   Frontline Ltd. +                                              900        34
   Norsk Hydro ASA +                                           1,560       183
   Norske Skogindustrier ASA +                                 1,284        19
   Orkla ASA                                                   2,100        91
   Schibsted ASA +                                               400        11
   Statoil ASA +                                               7,200       184
   Storebrand ASA                                              4,200        46
   Tandberg ASA +                                              1,000         8
   Telenor ASA                                                10,000       108
   Tomra Systems ASA +                                         1,500        12
   Yara International ASA                                      3,010        46
                                                                       -------
                                                                           865
                                                                       -------
Portugal - 0.3%
   Banco BPI S.A. (Registered)                                 3,400        18
   Banco Comercial Portugues S.A. (Registered)                21,531        64
   Banco Espirito Santo S.A. (Registered)                        918        15
   Brisa-Auto Estradas de Portugal S.A. +                      5,421        48
   Cimpor Cimentos de Portugal S.A.                            1,400         9
   Energias de Portugal S.A.                                  20,141        70
   Jeronimo Martins, SGPS, S.A.                                  394         6

EQUITY PORTFOLIOS 9 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

                                                  FEBRUARY 28, 2006 (UNAUDITED)


                                                          NUMBER   VALUE
                                                         OF SHARES (000S)
                                                         --------- ------
COMMON STOCKS - 95.5% - CONTINUED

Portugal - 0.3% - (continued)
   Portugal Telecom, SGPS, S.A. (Registered)               8,705   $  101
   PT Multimedia Servicos de Telecomunicacoes e
     Multimedia, SGPS, S.A.                                  800       10
   Sonae Industria SGPS S.A. *                               604        5
   Sonae, SGPS, S.A. +                                     8,900       14
                                                                   ------
                                                                      360
                                                                   ------
Singapore - 0.8%
   Allgreen Properties Ltd.                                4,000        3
   Ascendas Real Estate Investment Trust                  17,000       23
   CapitaLand Ltd.                                        16,500       42
   Chartered Semiconductor Manufacturing Ltd. *            8,500        7
   City Developments Ltd.                                  9,000       53
   ComfortDelgro Corp. Ltd.                               30,000       30
   Creative Technology Ltd.                                  200        2
   Datacraft Asia Ltd. *                                   2,000        2
   DBS Group Holdings Ltd.                                12,198      123
   Fraser and Neave Ltd.                                   2,530       30
   Haw Par Corp. Ltd.                                        711        3
   Jardine Cycle & Carriage Ltd.                           1,393        9
   Keppel Corp. Ltd.                                       7,250       62
   Keppel Land Ltd.                                        3,000        8
   Neptune Orient Lines Ltd.                               7,370       11
   Oversea-Chinese Banking Corp.                          27,152      113
   Parkway Holdings Ltd.                                   5,000        8
   SembCorp Industries Ltd.                                7,044       13
   SembCorp Logistics Ltd.                                 1,678        2
   SembCorp Marine Ltd.                                    4,000        7
   Singapore Airlines Ltd.                                 6,000       54
   Singapore Exchange Ltd.                                14,000       33
   Singapore Land Ltd.                                     1,000        4
   Singapore Press Holdings Ltd.                          17,295       47
   Singapore Technologies Engineering Ltd.                19,000       36
   Singapore Telecommunications Ltd.                      73,500      118
   SMRT Corp. Ltd.                                         5,000        3
   STATS ChipPAC Ltd. *                                    2,000        1
   United Overseas Bank Ltd.                              12,392      114
   United Overseas Land Ltd.                               4,039        7
   Venture Corp. Ltd.                                      5,000       40
   Wing Tai Holdings Ltd.                                  3,500        3
                                                                   ------
                                                                    1,011
                                                                   ------
Spain - 3.7%
   Abertis Infraestructuras S.A.                           2,528       66
   Acciona S.A.                                              472       66
   Acerinox S.A.                                           2,108       32
   ACS Actividades Cons y Serv                             3,094      115
   Altadis S.A.                                            2,966      124
   Antena 3 de Television S.A. +                             957       25
   Banco Bilbao Vizcaya Argentaria S.A.                   37,356      760
   Banco Popular Espanol S.A.                              9,130      122
   Banco Santander Central Hispano S.A.                   65,456      956
   Cintra Concesiones de Infraestructuras de
     Transporte SA *                                         842       11
   Corp Mapfre S.A.                                          889       17
   Endesa S.A.                                            10,498      352
   Fomento de Construcciones y Contratas S.A.                426       29
   Gas Natural SDG S.A. +                                  1,825       56
   Grupo Ferrovial S.A.                                      978       73
   Iberdrola S.A.                                          8,939      282
   Iberia (Lineas Aereas de Espana)                        3,800       11
   Inditex S.A.                                            3,035      109
   Indra Sistemas S.A.                                     2,431       48
   Metrovacesa S.A.                                          931       69
   NH Hoteles S.A.                                           800       13
   Promotora de Informaciones S.A. (Prisa)                   600       11
   Repsol YPF S.A.                                        10,087      282
   Sacyr Vallehermoso S.A.                                 1,199       34
   Sociedad General de Aguas de Barcelona S.A.,
     Class A *                                               540       15
   Sogecable S.A. *                                          347       14
   Telefonica Publicidad e Informacion S.A.                1,400       15
   Telefonica S.A.                                        49,138      758
   Union Fenosa S.A.                                       3,005      113
   Zeltia S.A. +                                           1,300        9
                                                                   ------
                                                                    4,587
                                                                   ------
Sweden - 2.2%
   Alfa Laval AB                                             600       15
   Assa Abloy AB, Class B                                  3,600       61
   Atlas Copco AB, Class A                                 4,700      116
   Atlas Copco AB, Class B                                 1,800       41
   Axfood AB                                                 200        5
   Billerud AB                                               500        7
   Castellum AB                                              600       25
   Electrolux AB, Class B                                  3,423       95
   Eniro AB +                                              2,400       27

             NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 10 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS
   SCHEDULE OF INVESTMENTS
   INTERNATIONAL EQUITY INDEX PORTFOLIO (continued)

                                                            NUMBER   VALUE
                                                           OF SHARES (000S)
                                                           --------- ------
COMMON STOCKS - 95.5% - CONTINUED

Sweden - 2.2% - (continued)
   Fabege AB                                                    500  $   10
   Gambro AB, Class A                                         3,100      32
   Gambro AB, Class B                                           800       8
   Getinge AB, Class B +                                      3,100      45
   Hennes & Mauritz AB, Class B                               5,240     191
   Hoganas AB, Class B                                          200       4
   Holmen AB, Class B +                                         400      16
   Modern Times Group AB, Class B * +                         1,000      46
   Nordea Bank AB                                            23,800     269
   OMX AB *                                                     400       7
   Sandvik AB                                                 2,200     118
   SAS AB *                                                     600       8
   Scania AB, Class B +                                       1,000      42
   Securitas AB, Class B                                      4,500      83
   Skandia Forsakrings AB                                     3,500      23
   Skandinaviska Enskilda Banken AB, Class A +                5,200     115
   Skanska AB, Class B                                        5,000      80
   SKF AB, Class B                                            5,744      83
   SSAB Svenskt Stal AB, Series A                               450      20
   SSAB Svenskt Stal AB, Series B                               180       8
   Svenska Cellulosa AB, Class B                              2,200      92
   Svenska Handelsbanken AB, Class A                          5,700     148
   Swedish Match AB                                           5,500      74
   Tele2 AB, Class B +                                        5,900      64
   Telefonaktiebolaget LM Ericsson, Class B                 163,340     557
   TeliaSonera AB                                            20,600     110
   Trelleborg AB, Class B                                       600      12
   Volvo AB, Class A                                          1,000      42
   Volvo AB, Class B +                                        2,400     105
   Wihlborgs Fastigheter AB *                                   105       3
   WM-Data AB, Class B                                        2,100       6
                                                                     ------
                                                                      2,813
                                                                     ------
Switzerland - 6.6%
   ABB Ltd. *                                                21,958     262
   Adecco S.A. (Registered)                                   1,443      79
   Ciba Specialty Chemicals A.G. (Registered) +                 824      51
   Clariant A.G. (Registered) *                               1,950      30
   Compagnie Financiere Richemont A.G., Class A               5,535     241
   Credit Suisse Group (Registered)                          13,555     750
   Geberit A.G. (Registered)                                     44      40
   Givaudan S.A. (Registered)                                    92      66
   Holcim Ltd. (Registered)                                   2,026     160
   Kudelski S.A. (Bearer) +                                     300       8
   Kuehne & Nagel International A.G. (Registered)                64      19
   Kuoni Reisen Holding (Registered) *                           27      12
   Logitech International S.A. (Registered) *                   800      32
   Lonza Group A.G. (Registered)                                378      25
   Nestle S.A. (Registered)                                   4,445   1,307
   Nobel Biocare Holding A.G.                                   342      76
   Novartis A.G. (Registered)                                25,650   1,368
   Phonak Holding A.G. (Registered)                             419      20
   Roche Holding A.G. (Genusschein)                           7,740   1,144
   Schindler Holding A.G.                                        50      24
   Serono S.A., Class B                                          55      39
   SGS Societe Generale de Surveillance
     Holdings S.A. (Registered)                                  66      61
   STMicroelectronics N.V.                                    6,999     119
   Sulzer A.G. (Registered)                                      40      25
   Swatch Group A.G. (Registered)                               500      16
   Swatch Group A.G., Class B                                   513      83
   Swiss Reinsurance (Registered)                             3,775     269
   Swisscom A.G. (Registered)                                   287      86
   Syngenta A.G. *                                            1,178     167
   Synthes, Inc.                                                603      66
   UBS A.G. (Registered)                                     11,387   1,207
   Unaxis Holding A.G. (Registered) * +                          75      16
   Valora Holding A.G. *                                         35       7
   Zurich Financial Services A.G. (Registered) *              1,586     375
                                                                     ------
                                                                      8,250
                                                                     ------
United Kingdom - 21.0%
   3i Group PLC                                               7,291     120
   Aegis Group PLC                                           10,000      23
   Aggreko PLC                                                2,000      10
   Alliance Unichem PLC                                       2,607      40
   Amec PLC                                                   3,047      21
   Amvescap PLC                                               8,053      76
   Anglo American PLC                                        15,634     584
   ARM Holdings PLC                                          13,295      32
   Associated British Ports Holdings PLC                      4,452      48
   AstraZeneca PLC                                           17,457     807
   Aviva PLC                                                 26,353     365
   BAA PLC                                                   11,860     166
   BAE Systems PLC                                           35,391     261
   Balfour Beatty PLC                                         6,958      46

EQUITY PORTFOLIOS 11 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

                                                  FEBRUARY 28, 2006 (UNAUDITED)

                                                            NUMBER   VALUE
                                                           OF SHARES (000S)
                                                           --------- ------
COMMON STOCKS - 95.5% - CONTINUED

United Kingdom - 21.0% - (continued)
   Barclays PLC                                              71,182  $  834
   Barratt Developments PLC                                   3,494      63
   BBA Group PLC                                              7,476      35
   Bellway PLC                                                  656      13
   Berkeley Group Holdings PLC *                              1,000      19
   BG Group PLC                                              39,078     457
   BHP Billiton PLC                                          27,191     459
   BOC Group PLC                                              5,536     146
   Boots Group PLC +                                          5,823      72
   BP PLC                                                   228,203   2,518
   Brambles Industries PLC                                   10,400      75
   British Airways PLC *                                      7,962      46
   British American Tobacco PLC                              17,375     415
   British Land Co. PLC                                       6,259     133
   British Sky Broadcasting PLC                              13,098     116
   BT Group PLC                                              92,725     335
   Bunzl PLC                                                  5,684      64
   Burberry Group PLC                                         7,751      62
   Cable & Wireless PLC                                      29,180      55
   Cadbury Schweppes PLC                                     23,359     238
   Capita Group PLC                                           7,184      60
   Carnival PLC                                               2,056     113
   Cattles PLC                                                3,000      18
   Centrica PLC                                              39,961     204
   Close Brothers Group PLC                                   1,000      18
   Cobham PLC                                                15,632      47
   Compass Group PLC +                                       23,745      90
   Corus Group PLC                                           45,829      58
   Daily Mail & General Trust, Class A                        2,424      28
   Davis Service Group PLC                                    1,666      14
   De La Rue PLC                                              1,665      16
   Diageo PLC                                                31,815     489
   DSG International PLC                                     25,393      76
   Electrocomponents PLC                                      5,928      30
   Emap PLC                                                   3,364      56
   EMI Group PLC                                             12,173      52
   Enterprise Inns PLC                                        4,687      74
   FirstGroup PLC                                             5,605      41
   FKI PLC                                                    5,000      11
   Friends Provident PLC                                     24,608      89
   Gallaher Group PLC                                         7,226     112
   GKN PLC                                                    6,646      40
   GlaxoSmithKline PLC                                       64,186   1,630
   Great Portland Estates PLC                                 1,440      12
   Group 4 Securicor PLC                                     14,959      47
   GUS PLC                                                    9,647     177
   Hammerson PLC                                              3,806      76
   Hanson PLC                                                 9,401     115
   Hays PLC                                                  22,236      58
   HBOS PLC                                                  42,282     788
   Hilton Group PLC                                          17,637     114
   HSBC Holdings PLC                                        124,478   2,130
   ICAP PLC                                                   7,522      59
   IMI PLC                                                    3,000      27
   Imperial Chemical Industries PLC                          13,126      77
   Imperial Tobacco Group PLC                                 7,847     236
   Inchcape PLC                                                 590      25
   Intercontinental Hotels Group PLC                          4,784      74
   International Power PLC *                                 16,230      81
   Intertek Group PLC                                           942      12
   Invensys PLC *                                            51,179      19
   ITV PLC                                                   53,935     102
   J Sainsbury PLC                                           16,199      91
   Johnson Matthey PLC                                        1,927      48
   Kelda Group PLC                                            3,912      55
   Kesa Electricals PLC                                       4,842      23
   Kingfisher PLC                                            28,695     115
   Land Securities Group PLC                                  5,166     167
   Legal & General Group PLC                                 71,664     164
   Liberty International PLC                                  3,614      70
   Lloyds TSB Group PLC                                      61,699     601
   LogicaCMG PLC                                             12,972      46
   London Stock Exchange PLC                                  3,445      52
   Man Group PLC                                              3,245     131
   Marks & Spencer Group PLC                                 18,292     166
   Meggitt PLC +                                              3,056      20
   MFI Furniture PLC                                          5,000       8
   Misys PLC                                                  5,008      21
   Mitchells & Butlers PLC                                    4,494      31
   National Express Group PLC                                   630      10
   National Grid PLC                                         29,872     314
   Next PLC                                                   3,369      97
   Old Mutual PLC                                            55,337     182
   Pearson PLC                                                8,845     110

             NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 12 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS
   SCHEDULE OF INVESTMENTS
   INTERNATIONAL EQUITY INDEX PORTFOLIO (continued)

                                                                          NUMBER     VALUE
                                                                         OF SHARES   (000S)
                                                                         ---------- --------
COMMON STOCKS - 95.5% - CONTINUED

United Kingdom - 21.0% - (continued)
   Peninsular & Oriental Steam Navigation (The) Co.                          10,301 $     93
   Persimmon PLC                                                              3,933       96
   Pilkington PLC                                                             8,974       25
   Provident Financial PLC                                                    3,018       32
   Prudential PLC                                                            26,702      283
   Punch Taverns PLC                                                          2,473       37
   Rank Group PLC                                                            10,272       47
   Reckitt Benckiser PLC                                                      6,758      241
   Reed Elsevier PLC                                                         14,062      127
   Rentokil Initial PLC                                                      24,219       67
   Reuters Group PLC                                                         15,383      102
   Rexam PLC                                                                  6,109       54
   Rio Tinto PLC (Registered)                                                11,786      556
   Rolls-Royce Group PLC *                                                   17,433      134
   Royal & Sun Alliance Insurance Group PLC                                  33,498       76
   Royal Bank of Scotland Group PLC                                          35,063    1,173
   SABMiller PLC                                                              9,891      197
   Sage Group PLC                                                            17,904       87
   Schroders PLC                                                                690       14
   Scottish & Newcastle PLC                                                   7,240       65
   Scottish & Southern Energy PLC                                             9,462      191
   Scottish Power PLC +                                                      20,616      211
   Serco Group PLC                                                            4,000       24
   Severn Trent PLC                                                           3,831       77
   Signet Group PLC                                                          26,922       49
   Slough Estates PLC                                                         3,783       40
   Smith & Nephew PLC                                                        11,615      103
   Smiths Group PLC                                                           6,219      102
   SSL International PLC                                                      2,000       11
   Stagecoach Group PLC                                                       7,144       14
   Stolt Offshore SA *                                                        2,350       32
   Tate & Lyle PLC                                                            4,851       51
   Taylor Woodrow PLC                                                         8,299       60
   Telent PLC *                                                               1,538       11
   Tesco PLC                                                                 86,470      513
   TI Automotive Ltd., Class A *                                              5,000        -
   Tomkins PLC                                                               11,435       67
   Travis Perkins PLC                                                           951       25
   Trinity Mirror PLC                                                         2,462       25
   Unilever PLC                                                              30,224      312
   United Business Media PLC                                                  2,114       25
   United Utilities PLC                                                       9,610      115
   Vodafone Group PLC                                                       681,938    1,303
   Whitbread PLC                                                              2,843       53
   William Hill PLC                                                           3,000       31
   Wimpey (George) PLC +                                                      4,217       41
   Wolseley PLC                                                               6,525      162
   WPP Group PLC                                                             13,106      152
   Yell Group PLC                                                             7,763       76
                                                                                    --------
                                                                                      26,253
                                                                                    --------
Total Common Stocks /(1)/
(Cost $101,804)                                                                      119,194

PREFERRED STOCKS - 0.2%

Germany - 0.2%
   Henkel KGaA                                                                  821       90
   Porsche A.G.                                                                  68       57
   ProSieben SAT.1 Media A.G.                                                   675       16
   RWE A.G.                                                                     350       28
   Volkswagen A.G.                                                              891       46
                                                                                    --------
                                                                                         237
                                                                                    --------
Total Preferred Stocks /(1)/
(Cost $162)                                                                              237
                                                                                    --------

WARRANT - 0.0%

   Syngenta A.G., Exp. 5/22/06 *                                              1,498        2
                                                                                    --------
Total Warrant
(Cost $-)                                                                                  2
                                                                                    --------

INVESTMENT COMPANY - 12.0%

   Northern Institutional Funds - Liquid Assets Portfolio /(2)/          14,962,310   14,962
                                                                                    --------
Total Investment Company
(Cost $14,962)                                                                        14,962
                                                                                    --------

EQUITY PORTFOLIOS 13 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

                                                  FEBRUARY 28, 2006 (UNAUDITED)

                                                                        PRINCIPAL
                                                                         AMOUNT     VALUE
                                                                         (000S)     (000S)
                                                                        --------- ---------
SHORT-TERM INVESTMENTS - 2.5%
   Societe Generale, Grand Cayman, Eurodollar Time Deposit,
       4.60%, 3/1/06                                                     $ 2,350  $   2,350
   U.S. Treasury Bill, /(3)/
       3.99%, 4/6/06                                                         742        742
                                                                                  ---------
Total Short-Term Investments
(Cost $3,092)                                                                         3,092
                                                                                  ---------
Total Investments - 110.2%
(Cost $120,020)                                                                     137,487
                                                                                  ---------
   Liabilities less Other Assets - (10.2)%                                          (12,676)
                                                                                  ---------
NET ASSETS - 100.0%                                                               $ 124,811

(1) In accordance with the Portfolio's prospectus, adjustment factors were provided by an independent evaluation service to determine the value of these securities.
(2) Investment relates to cash collateral received from portfolio securities loaned.
(3) Security pledged as collateral to cover margin requirements for open futures contracts.

*   Non-Income Producing Security
+   Security is either wholly or partially on loan.

At February 28, 2006, the International Equity Index Portfolio had open futures contracts as follows:

                                         NOTIONAL                   UNREALIZED
                               NUMBER OF  AMOUNT  CONTRACT CONTRACT GAIN(LOSS)
TYPE                           CONTRACTS  (000S)  POSITION   EXP.     (000S)
----                           --------- -------- -------- -------- ----------
EuroStoxx-50                      51      $2,296    Long     3/06      $104
FTSE 100                          12       1,213    Long     3/06        29
Hang Seng Index                    1         102    Long     3/06         -
SPI 200                            3         274    Long     3/06        11
Nikkei 225                         1          80    Long     3/06        (2)
TOPIX Index                        7       1,003    Long     3/06        24
                                          ------                       ----
Total                                     $4,968                       $166

At February 28, 2006, the industry sectors for the International Equity Index Portfolio were:

                                                         % OF LONG-TERM
INDUSTRY SECTOR                                           INVESTMENTS
---------------                                          --------------
Consumer Discretionary                                        12.1%
Consumer Staples                                               7.6
Energy                                                         7.6
Financials                                                    29.9
Health Care                                                    7.5
Industrials                                                   11.0
Information Technology                                         5.8
Materials                                                      8.3
Telecommunication Services                                     5.0
Utilities                                                      5.2
                                                             -----
Total                                                        100.0%

At February 28, 2006, the International Equity Index Portfolio's investments were denominated in the following currencies:

                                                         % OF LONG-TERM
CONCENTRATION BY CURRENCY                                 INVESTMENTS
-------------------------                                --------------
Euro                                                          32.4%
Japanese Yen                                                  25.3
British Pound                                                 23.9
Swiss Franc                                                    6.8
Australian Dollar                                              5.2
All other currencies less than 5%                              6.4
                                                             -----
Total                                                        100.0%

             NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 14 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS
   SCHEDULE OF INVESTMENTS                   FEBRUARY 28, 2006 (UNAUDITED)
   INTERNATIONAL EQUITY INDEX PORTFOLIO
(continued)

At February 28, 2006, the International Equity Index Portfolio had outstanding forward foreign currency exchange contracts as follows:

                    AMOUNT        IN        AMOUNT
                    (LOCAL     EXCHANGE     (LOCAL              UNREALIZED
CONTRACTS TO       CURRENCY)     FOR       CURRENCY) SETTLEMENT    LOSS
DELIVER CURRENCY    (000S)     CURRENCY     (000S)      DATE      (000S)
----------------   --------- ------------- --------- ---------- ----------
Australian Dollar     1,292  U.S. Dollar       960     3/1/06      $  -
British Pound         2,812  U.S. Dollar     4,925     3/1/06        (8)
Danish Krone            715  U.S. Dollar       114     3/1/06         -
Euro                  5,449  U.S. Dollar     6,389     3/1/06         -
Hong Kong Dollar      2,761  U.S. Dollar       356     3/1/06         -
Japanese Yen        595,538  U.S. Dollar     5,141     3/1/06        (4)
New Zealand Dollar       31  U.S. Dollar        20     3/1/06         -
Norwegian Krone         975  U.S. Dollar       144     3/1/06         -
Singapore Dollar        262  U.S. Dollar       161     3/1/06         -
Swedish Krona         3,542  U.S. Dollar       447     3/1/06         -
Swiss Franc           1,832  U.S. Dollar     1,397     3/1/06         -
U.S. Dollar             255  British Pound     144    3/20/06        (3)
U.S. Dollar             460  Euro              381    3/20/06        (5)
U.S. Dollar           1,214  Euro            1,000    3/20/06       (20)
U.S. Dollar             390  Japanese Yen   44,587    3/20/06        (4)
                                                                   ----
Total                                                              $(44)

Federal Tax Information:
At February 28, 2006, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                 $ 120,020
                                                                ---------
Gross tax appreciation of investments                           $  18,779
Gross tax depreciation of investments                              (1,312)
                                                                ---------
Net tax appreciation of investments                             $  17,467
                                                                ---------

EQUITY PORTFOLIOS 15 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

EQUITY PORTFOLIOS
   SCHEDULE OF INVESTMENTS
   SMALL COMPANY GROWTH PORTFOLIO

                                                               NUMBER   VALUE
                                                              OF SHARES (000S)
                                                              --------- -------
COMMON STOCKS - 92.6%

Aerospace/Defense - 0.7%
   Esterline Technologies Corp. *                               1,300   $    54
                                                                        -------
Apparel - 2.5%
   Gymboree Corp. *                                             2,300        53
   Skechers U.S.A., Inc., Class A *                             3,400        72
   Warnaco Group (The), Inc. *                                  2,500        58
                                                                        -------
                                                                            183
                                                                        -------
Auto Parts & Equipment - 0.8%
   Tenneco Automotive, Inc. *                                   2,600        59
                                                                        -------
Banks - 1.8%
   East-West Bancorp, Inc.                                      1,000        38
   First State Bancorporation of New Mexico +                   2,300        59
   PrivateBancorp, Inc. +                                       1,000        38
                                                                        -------
                                                                            135
                                                                        -------
Beverages - 1.0%
   Hansen Natural Corp. * +                                       800        75
                                                                        -------
Biotechnology - 1.4%
   InterMune, Inc. * +                                          3,200        61
   Vertex Pharmaceuticals, Inc. * +                             1,000        43
                                                                        -------
                                                                            104
                                                                        -------
Building Materials - 3.3%
   Comfort Systems USA, Inc.                                    5,500        60
   Lennox International, Inc.                                   2,200        71
   NCI Building Systems, Inc. *                                 1,000        58
   Universal Forest Products, Inc.                                900        56
                                                                        -------
                                                                            245
                                                                        -------
Commercial Services - 4.5%
   Alderwoods Group, Inc. *                                     3,300        56
   AMN Healthcare Services, Inc. *                              2,900        60
   Corporate Executive Board Co.                                  500        50
   Escala Group, Inc. * +                                       1,600        40
   Geo Group, Inc. *                                            2,600        59
   Healthspring, Inc. *                                         1,219        29
   Parexel International Corp. *                                1,700        43
                                                                        -------
                                                                            337
                                                                        -------
Computers - 4.5%
   Ansoft Corp. *                                               1,500        59
   Brocade Communications Systems, Inc. *                      11,300        59
   CACI International, Inc., Class A * +                          900        54
   Imation Corp.                                                1,200        53
   Komag, Inc. * +                                              1,000        47
   Manhattan Associates, Inc. *                                 2,900        61
                                                                        -------
                                                                            333
                                                                        -------
Diversified Financial Services - 2.0%
   Advanta Corp., Class B                                       2,200        77
   Calamos Asset Management, Inc., Class A                      1,900        73
                                                                        -------
                                                                            150
                                                                        -------
Electrical Components & Equipment - 1.0%
   Superior Essex, Inc. *                                       2,800        73
                                                                        -------
Electronics - 3.5%
   Flir Systems, Inc. * +                                       2,000        52
   Molecular Devices Corp. *                                    2,000        63
   NAM TAI Electronics, Inc. +                                  2,100        46
   Trimble Navigation Ltd. *                                    1,000        41
   Varian, Inc. *                                               1,400        56
                                                                        -------
                                                                            258
                                                                        -------
Engineering & Construction - 0.9%
   EMCOR Group, Inc. *                                          1,600        70
                                                                        -------
Entertainment - 0.9%
   Vail Resorts, Inc. *                                         2,100        69
                                                                        -------
Healthcare - Products - 6.5%
   American Medical Systems Holdings, Inc. *                    3,200        69
   Cynosure, Inc., Class A * +                                  2,181        40
   Datascope Corp.                                              1,500        57
   Haemonetics Corp. of Massachusetts *                         1,100        57
   IDEXX Laboratories, Inc. *                                     900        71
   Meridian Bioscience, Inc.                                    2,500        56
   Palomar Medical Technologies, Inc. * +                       1,300        42
   Respironics, Inc. *                                          1,300        47
   Sybron Dental Specialties, Inc. *                            1,200        46
                                                                        -------
                                                                            485
                                                                        -------
Healthcare - Services - 4.2%
   Magellan Health Services, Inc. *                             1,500        57
   Pediatrix Medical Group, Inc. *                                900        85
   Psychiatric Solutions, Inc. * +                              2,200        73
   Sierra Health Services, Inc. *                                 900        37
   U.S. Physical Therapy, Inc. *                                3,000        58
                                                                        -------
                                                                            310
                                                                        -------
Home Builders - 1.0%
   Champion Enterprises, Inc. *                                 4,600        71
                                                                        -------
Insurance - 2.8%
   Delphi Financial Group, Inc., Class A                        1,500        78

EQUITY PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

                                                  FEBRUARY 28, 2006 (UNAUDITED)

                                                                NUMBER   VALUE
                                                               OF SHARES (000S)
                                                               --------- ------
COMMON STOCKS - 92.6% - CONTINUED

Insurance - 2.8% - (continued)
   Ohio Casualty Corp.                                            1,800  $   55
   Selective Insurance Group, Inc. +                              1,300      71
                                                                         ------
                                                                            204
                                                                         ------
Internet - 4.2%
   Digital Insight Corp. *                                        1,900      63
   Digital River, Inc. * +                                        2,000      75
   Liquidity Services, Inc. * +                                   4,162      49
   TriZetto Group, Inc. * +                                       3,200      54
   Websense, Inc. *                                               1,200      74
                                                                         ------
                                                                            315
                                                                         ------
Iron/Steel - 1.8%
   Carpenter Technology Corp. +                                     900      76
   Steel Dynamics, Inc.                                           1,200      55
                                                                         ------
                                                                            131
                                                                         ------
Machinery - Diversified - 0.8%
   Zebra Technologies Corp., Class A *                            1,300      57
                                                                         ------
Metal Fabrication/Hardware - 4.4%
   Commercial Metals Co. +                                        1,500      68
   Kaydon Corp.                                                   1,700      61
   Mueller Industries, Inc.                                       2,100      70
   NS Group, Inc. *                                               1,400      57
   Quanex Corp.                                                   1,100      68
                                                                         ------
                                                                            324
                                                                         ------
Miscellaneous Manufacturing - 4.7%
   American Railcar Industries, Inc. *                              881      30
   Barnes Group, Inc. +                                           1,700      65
   Crane Co.                                                      1,600      62
   EnPro Industries, Inc. *                                       1,800      59
   Jacuzzi Brands, Inc. *                                         6,700      65
   Trinity Industries, Inc.                                       1,200      64
                                                                         ------
                                                                            345
                                                                         ------
Oil & Gas - 5.8%
   Frontier Oil Corp. +                                           1,800      83
   KCS Energy, Inc. * +                                           2,700      64
   Parker Drilling Co. *                                          5,600      52
   Range Resources Corp.                                          2,300      55
   Remington Oil & Gas Corp. *                                    1,700      71
   Riata Energy, Inc. /(1) (2)/ *                                 3,000      46
   St. Mary Land & Exploration Co.                                1,500      57
                                                                         ------
                                                                            428
                                                                         ------
Oil & Gas Services - 1.9%
   Global Industries Ltd. *                                       4,600      59
   Veritas DGC, Inc. * +                                          2,000      84
                                                                         ------
                                                                            143
                                                                         ------
Pharmaceuticals - 1.0%
   VCA Antech, Inc. *                                             2,600      73
                                                                         ------
Real Estate Investment Trusts - 0.5%
   Centerpoint Properties Trust                                     700      35
                                                                         ------
Retail - 6.0%
   Cato (The) Corp., Class A                                      2,700      56
   Charming Shoppes, Inc. *                                       4,200      56
   Domino's Pizza, Inc.                                           2,200      56
   Hibbett Sporting Goods, Inc. *                                 2,100      68
   McCormick & Schmick's Seafood Restaurants, Inc. *              3,100      73
   Select Comfort Corp. * +                                       2,000      73
   Talbots, Inc. +                                                2,300      61
                                                                         ------
                                                                            443
                                                                         ------
Semiconductors - 4.9%
   Emulex Corp. *                                                 4,000      71
   Formfactor, Inc. * +                                           1,600      59
   QLogic Corp. * +                                               1,800      74
   Silicon Laboratories, Inc. *                                   1,900      91
   Varian Semiconductor Equipment Associates, Inc. *              1,500      71
                                                                         ------
                                                                            366
                                                                         ------
Software - 7.1%
   Ansys, Inc. *                                                  2,400     114
   Blackboard, Inc. *                                             2,100      61
   Global Payments, Inc.                                          1,100      57
   Informatica Corp. *                                            3,800      61
   Per-Se Technologies, Inc. * +                                  2,400      61
   Quest Software, Inc. *                                         4,200      61
   THQ, Inc. * +                                                  2,100      50
   Transaction Systems Architects, Inc. *                         1,900      63
                                                                         ------
                                                                            528
                                                                         ------
Telecommunications - 1.7%
   Adtran, Inc.                                                   2,500      69
   Anixter International, Inc. +                                  1,200      55
                                                                         ------
                                                                            124
                                                                         ------
Transportation - 4.5%
   Arkansas Best Corp.                                            1,200      50
   EGL, Inc. *                                                    1,400      56

              NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 2 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS
   SCHEDULE OF INVESTMENTS                       FEBRUARY 28, 2006 (UNAUDITED)
   SMALL COMPANY GROWTH PORTFOLIO (continued)

                                                                         NUMBER   VALUE
                                                                        OF SHARES (000S)
                                                                        --------- ------
COMMON STOCKS - 92.6% - CONTINUED

Transportation - 4.5% - (continued)
   HUB Group, Inc., Class A *                                               1,500 $   62
   Pacer International, Inc.                                                2,000     64
   Universal Truckload Services, Inc. * +                                   2,500     62
   UTI Worldwide, Inc.                                                        400     42
                                                                                  ------
                                                                                     336
                                                                                  ------
Total Common Stocks
(Cost $6,121)                                                                      6,863
                                                                                  ------
INVESTMENT COMPANIES - 28.3%
   iShares Russell 2000 Growth Index Fund                                   2,325    177
   iShares S&P SmallCap 600/BARRA Growth Index Fund                         1,425    176
   Northern Institutional Funds - Liquid Assets Portfolio /(3)/         1,742,378  1,742
                                                                                  ------
Total Investment Companies
(Cost $2,084)                                                                      2,095
                                                                                  ------

                                                                              PRINCIPAL
                                                                               AMOUNT    VALUE
                                                                               (000S)    (000S)
                                                                              --------- -------
SHORT-TERM INVESTMENT - 1.9%

   Societe Generale, Grand Cayman, Eurodollar Time Deposit,
       4.60%, 3/1/06                                                           $  144       144
                                                                                        -------
Total Short-Term Investment
(Cost $144)                                                                                 144
                                                                                        -------
Total Investments - 122.8%
(Cost $8,349)                                                                             9,102
                                                                                        -------
   Liabilities less Other Assets - (22.8)%                                               (1,688)
                                                                                        -------
NET ASSETS - 100.0%                                                                     $ 7,414

(1) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2) Restricted security that has been deemed illiquid. At February 28, 2006, the value of this restricted illiquid security amounted to approximately $46,000 or 0.6% of net assets. Additional information on the holding is as follows:

                                                    ACQUISITION
                                        ACQUISITION    COST
SECURITY                                   DATE       (000S)
------------------                      ----------- -----------
Riata Energy, Inc.                       12/15/05       $45

(3) Investment relates to cash collateral received from portfolio securities loaned.

*   Non-Income Producing Security
+   Security is either wholly or partially on loan.

At February 28, 2006, the industry sectors for the Small Company Growth Portfolio were:

                                                     % OF LONG-TERM
INDUSTRY SECTOR                                       INVESTMENTS
----------------------                               --------------
Consumer Discretionary                                    12.9%
Consumer Staples                                           1.0
Energy                                                     8.1
Financials                                                12.2
Health Care                                               18.7
Industrials                                               18.0
Information Technology                                    25.4
Materials                                                  3.7
                                                         -----
Total                                                    100.0%

Federal Tax Information:
At February 28, 2006, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                            $ 8,349
                                                           -------
Gross tax appreciation of investments                      $   860
Gross tax depreciation of investments                         (107)
                                                           -------
Net tax appreciation of investments                        $   753
                                                           -------

EQUITY PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

EQUITY PORTFOLIOS
   SCHEDULE OF INVESTMENTS
   SMALL COMPANY INDEX PORTFOLIO

                                                            NUMBER   VALUE
                                                           OF SHARES (000S)
                                                           --------- ------
COMMON STOCKS - 98.0%

Advertising - 0.3%
   Advo, Inc.                                                1,680   $   54
   Catalina Marketing Corp. +                                2,589       58
   Greenfield Online, Inc. * +                               1,200        8
   Marchex, Inc., Class B * +                                1,100       24
   ValueVision Media, Inc., Class A *                        1,431       18
   Ventiv Health, Inc. *                                     1,495       42
                                                                     ------
                                                                        204
                                                                     ------
Aerospace/Defense - 1.3%
   AAR Corp. *                                               1,743       44
   Argon ST, Inc. * +                                          468       14
   Armor Holdings, Inc. * +                                  1,971      116
   BE Aerospace, Inc. *                                      4,063       97
   Curtiss-Wright Corp.                                      1,144       71
   DRS Technologies, Inc.                                    2,135      113
   EDO Corp. +                                                 861       25
   Esterline Technologies Corp. *                            1,306       54
   GenCorp, Inc. * +                                         2,876       55
   Heico Corp. +                                             1,147       34
   Herley Industries, Inc. * +                                 693       13
   Innovative Solutions & Support, Inc. * +                    767       11
   K&F Industries Holdings, Inc. * +                           700       11
   Kaman Corp. +                                             1,090       25
   Moog, Inc., Class A *                                     1,685       56
   MTC Technologies, Inc. *                                    604       17
   Orbital Sciences Corp. * +                                2,877       44
   Sequa Corp., Class A * +                                    326       28
   Teledyne Technologies, Inc. *                             1,716       57
   Triumph Group, Inc. * +                                     801       33
   United Industrial Corp. of New York +                       481       25
                                                                     ------
                                                                        943
                                                                     ------
Agriculture - 0.3%
   Alico, Inc. +                                               192        9
   Alliance One International, Inc. +                        4,578       20
   Andersons (The), Inc.                                       300       17
   Delta & Pine Land Co.                                     1,911       48
   Maui Land & Pineapple Co., Inc. * +                         152        6
   Tejon Ranch Co. * +                                         401       19
   Universal Corp. of Virginia                               1,375       56
   Vector Group Ltd. +                                       1,499       28
                                                                     ------
                                                                        203
                                                                     ------
Airlines - 0.6%
   Airtran Holdings, Inc. * +                                4,412       78
   Alaska Air Group, Inc. * +                                1,626       52
   Continental Airlines, Inc., Class B * +                   4,315      101
   ExpressJet Holdings, Inc. *                               2,327       18
   Frontier Airlines, Inc. * +                               2,084       15
   Mesa Air Group, Inc. * +                                  1,616       19
   Pinnacle Airlines Corp. * +                               1,100        8
   Republic Airways Holdings, Inc. *                           800       11
   Skywest, Inc.                                             3,324       96
   World Air Holdings, Inc. * +                              1,300       11
                                                                     ------
                                                                        409
                                                                     ------
Apparel - 0.9%
   Carter's, Inc. *                                          1,100       70
   Cherokee, Inc.                                              323       12
   Deckers Outdoor Corp. * +                                   554       19
   DHB Industries, Inc. * +                                  1,662        8
   Guess?, Inc. *                                            1,000       36
   Gymboree Corp. *                                          1,616       37
   Hartmarx Corp. * +                                        1,358       12
   K-Swiss, Inc., Class A                                    1,314       38
   Kellwood Co. +                                            1,392       36
   Maidenform Brands, Inc. * +                                 700        7
   Oxford Industries, Inc. +                                   798       37
   Perry Ellis International, Inc. * +                         436       10
   Phillips-Van Heusen Corp.                                 1,727       61
   Russell Corp. +                                           1,635       23
   Skechers U.S.A., Inc., Class A *                          1,231       26
   Steven Madden Ltd. *                                        700       22
   Stride Rite Corp.                                         1,877       26
   Volcom, Inc. *                                               32        1
   Warnaco Group (The), Inc. *                               2,321       54
   Weyco Group, Inc. +                                         304        6
   Wolverine World Wide, Inc.                                3,262       72
                                                                     ------
                                                                        613
                                                                     ------
Auto Manufacturers - 0.1%
   A.S.V., Inc. * +                                            908       29
   Wabash National Corp. +                                   1,635       33
                                                                     ------
                                                                         62
                                                                     ------
Auto Parts & Equipment - 0.7%
   Accuride Corp. * +                                          600        7
   Aftermarket Technology Corp. *                            1,168       25
   American Axle & Manufacturing Holdings, Inc. +            2,600       42
   ArvinMeritor, Inc. +                                      3,600       60

EQUITY PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

                                                  FEBRUARY 28, 2006 (UNAUDITED)

                                                              NUMBER   VALUE
                                                             OF SHARES (000S)
                                                             --------- ------
COMMON STOCKS - 98.0% - CONTINUED

Auto Parts & Equipment - 0.7% - (continued)
   Bandag, Inc. +                                                578    $ 25
   Commercial Vehicle Group, Inc. * +                            800      15
   Cooper Tire & Rubber Co.                                    3,341      50
   Hayes Lemmerz International, Inc. * +                       2,400       8
   Keystone Automotive Industries, Inc. *                        861      38
   Modine Manufacturing Co.                                    1,737      49
   Noble International Ltd. +                                    750      12
   Standard Motor Products, Inc. +                               700       7
   Strattec Security Corp. *                                     184       7
   Superior Industries International, Inc. +                   1,134      24
   Tenneco Automotive, Inc. *                                  2,592      59
   Titan International, Inc. +                                   766      13
   Visteon Corp. * +                                           6,925      32
                                                                        ----
                                                                         473
                                                                        ----
Banks - 7.3%
   1st Source Corp.                                              687      18
   Alabama National Bancorp                                      718      50
   Amcore Financial, Inc.                                      1,141      34
   AmericanWest Bancorp *                                        631      16
   Ameris Bancorp                                                694      16
   Ames National Corp. +                                         300       7
   Arrow Financial Corp.                                         595      16
   Banc Corp. * +                                                192       2
   Bancfirst Corp. +                                             159      13
   Bancorp Inc. of Delaware * +                                  272       6
   BancorpSouth, Inc.                                          4,000      96
   BancTrust Financial Group, Inc. +                             587      13
   Bank Mutual Corp.                                           3,159      36
   Bank of Granite Corp. +                                       777      15
   Bank of the Ozarks, Inc. +                                    608      22
   BankFinancial Corp. * +                                     1,000      16
   Banner Corp.                                                  597      19
   Boston Private Financial Holdings, Inc. +                   1,782      55
   Camden National Corp. +                                       369      12
   Capital City Bank Group, Inc. +                               637      22
   Capital Corp. of the West +                                   456      15
   Capital Crossing Bank * +                                     200       6
   Capitol Bancorp Ltd.                                          562      24
   Cardinal Financial Corp. +                                  1,100      14
   Cascade Bancorp +                                             992      26
   Cathay General Bancorp, Inc. +                              2,309      82
   Centennial Bank Holdings, Inc. * +                          3,300      39
   Center Financial Corp. +                                      640      15
   Central Pacific Financial Corp. +                           1,597      59
   Chemical Financial Corp. +                                  1,310      42
   Chittenden Corp.                                            2,876      83
   Citizens & Northern Corp. +                                   303       8
   Citizens Banking Corp. of Michigan +                        2,208      59
   City Holding Co.                                              953      35
   CityBank Lynwood of Washington +                              465      20
   Coastal Financial Corp. +                                     974      13
   CoBiz, Inc. +                                                 806      15
   Colony Bankcorp, Inc. +                                       200       5
   Columbia Banking System, Inc.                                 871      29
   Commercial Bankshares, Inc. of Florida +                      228       8
   Community Bank System, Inc. +                               1,626      35
   Community Banks, Inc. +                                     1,183      33
   Community Trust Bancorp, Inc. +                               745      24
   Corus Bankshares, Inc. +                                    1,122      67
   CVB Financial Corp.                                         2,990      50
   Enterprise Financial Services Corp. * +                       300       8
   EuroBancshares, Inc. * +                                      400       5
   Farmers Capital Bank Corp. +                                  309      10
   Financial Institutions, Inc. +                                485       9
   First Bancorp of North Carolina +                             672      15
   First BanCorp of Puerto Rico +                              3,600      46
   First Busey Corp. +                                           813      17
   First Charter Corp. +                                       1,562      38
   First Citizens Bancshares, Inc., Class A                      299      56
   First Commonwealth Financial Corp. +                        3,780      51
   First Community Bancorp of California                         900      54
   First Community Bancshares, Inc. of Virginia +                499      16
   First Financial Bancorp +                                   1,700      29
   First Financial Bankshares, Inc. +                            934      34
   First Financial Corp. of Indiana +                            766      22
   First Indiana Corp. +                                         675      19
   First Merchants Corp. +                                       938      24
   First Midwest Bancorp, Inc. of Illinois                     2,500      84
   First Oak Brook Bancshares, Inc. +                            300       8
   First Regional Bancorp of California * +                      136      11
   First Republic Bank of California                           1,368      50
   First South Bancorp, Inc. of North Carolina                    84       3
   First State Bancorporation of New Mexico +                    898      23
   FNB Corp. of Pennsylvania +                                 3,000      50

              NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 2 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS
   SCHEDULE OF INVESTMENTS
   SMALL COMPANY INDEX PORTFOLIO (continued)

                                                         NUMBER   VALUE
                                                        OF SHARES (000S)
                                                        --------- ------
COMMON STOCKS - 98.0% - CONTINUED

Banks - 7.3% - (continued)
   FNB Corp. of Virginia +                                  430    $ 15
   Fremont General Corp. +                                3,600      85
   Frontier Financial Corp.                               1,253      40
   Fulton Financial Corp. +                                   2       -
   GB&T Bancshares, Inc. +                                  520      11
   Glacier Bancorp, Inc. +                                1,597      50
   Gold Banc Corp., Inc. +                                2,506      46
   Great Southern Bancorp, Inc. +                           535      15
   Greater Bay Bancorp                                    3,104      84
   Greene County Bancshares, Inc. +                         384      11
   Hancock Holding Co. +                                  1,352      60
   Hanmi Financial Corp.                                  2,082      37
   Harleysville National Corp. +                          1,474      33
   Heartland Financial USA, Inc. +                          594      13
   Heritage Commerce Corp.                                  562      13
   IBERIABANK Corp.                                         463      27
   Independent Bank Corp. of Massachusetts                  788      24
   Independent Bank Corp. of Michigan                     1,136      31
   Integra Bank Corp. +                                     776      17
   Interchange Financial Services Corp. of
     New Jersey +                                         1,013      19
   Irwin Financial Corp. +                                1,069      21
   Lakeland Bancorp, Inc. +                               1,046      16
   Lakeland Financial Corp. +                               354      16
   Macatawa Bank Corp. +                                    493      18
   Main Street Banks, Inc. +                                820      21
   MainSource Financial Group, Inc. +                       587      11
   MB Financial, Inc.                                     1,183      44
   MBT Financial Corp. +                                    843      14
   Mercantile Bank Corp. +                                  363      14
   Mid-State Bancshares +                                 1,175      34
   Midwest Banc Holdings, Inc. +                            672      17
   Nara Bancorp, Inc.                                     1,113      19
   National Penn Bancshares, Inc. +                       2,210      46
   NBC Capital Corp. +                                      316       8
   NBT Bancorp, Inc. +                                    1,797      41
   Northern Empire Bancshares * +                           300       8
   Old National Bancorp of Indiana +                      3,515      75
   Old Second Bancorp, Inc. +                               722      23
   Omega Financial Corp. +                                  683      22
   Oriental Financial Group, Inc. +                       1,208      17
   Pacific Capital Bancorp                                2,715      97
   Park National Corp. +                                    645      68
   Peapack Gladstone Financial Corp. +                      494      14
   Peoples Bancorp, Inc. of Ohio +                          547      16
   Pinnacle Financial Partners, Inc. * +                    300       8
   Placer Sierra Bancshares                                 300       8
   Preferred Bank of California                             325      16
   Premierwest Bancorp +                                    600      11
   PrivateBancorp, Inc. +                                   900      34
   Prosperity Bancshares, Inc.                            1,167      34
   Provident Bankshares Corp.                             1,701      62
   R & G Financial Corp., Class B +                       1,523      18
   Renasant Corp. +                                         575      20
   Republic Bancorp, Inc. of Kentucky,
     Class A +                                              367       7
   Republic Bancorp, Inc. of Michigan +                   3,928      48
   Royal Bancshares of Pennsylvania, Inc.,
     Class A +                                              341       8
   S & T Bancorp, Inc. +                                  1,363      50
   Sandy Spring Bancorp, Inc. +                             774      27
   Santander BanCorp +                                      371       9
   SCBT Financial Corp. +                                   540      19
   Seacoast Banking Corp. of Florida                        705      19
   Security Bank Corp. of Georgia +                         672      16
   Sierra Bancorp +                                         364       9
   Signature Bank of New York *                             600      19
   Simmons First National Corp., Class A +                  776      22
   Southside Bancshares, Inc. +                             680      14
   Southwest Bancorp, Inc. of Oklahoma                      696      15
   State Bancorp, Inc. of New York +                        542       9
   Sterling Bancorp of New York +                           970      20
   Sterling Bancshares, Inc.                              2,464      44
   Sterling Financial Corp. of Pennsylvania +             1,416      29
   Suffolk Bancorp +                                        552      19
   Summit Bancshares, Inc. of Texas +                       400       7
   Sun Bancorp, Inc. of New Jersey * +                      626      13
   Susquehanna Bancshares, Inc. +                         2,335      56
   SVB Financial Group *                                  2,046     104
   SY Bancorp, Inc. +                                       639      16
   Taylor Capital Group, Inc.                               241       9
   Texas Capital Bancshares, Inc. * +                     1,200      26
   Texas Regional Bancshares, Inc., Class A +             2,505      77
   Tompkins Trustco, Inc. +                                 446      21
   Trico Bancshares +                                       642      17
   Trustco Bank Corp. of New York +                       4,078      51
   Trustmark Corp. +                                      2,400      72

EQUITY PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

                                                  FEBRUARY 28, 2006 (UNAUDITED)

                                                               NUMBER   VALUE
                                                              OF SHARES (000S)
                                                              --------- ------
COMMON STOCKS - 98.0% - CONTINUED

Banks - 7.3% - (continued)
   UCBH Holdings, Inc.                                          5,365   $   96
   UMB Financial Corp. +                                          789       53
   Umpqua Holdings Corp. +                                      2,682       72
   Union Bankshares Corp. of Virginia +                           461       21
   United Bankshares, Inc. +                                    1,900       71
   United Community Banks, Inc. of Georgia +                    1,630       45
   Univest Corp. of Pennsylvania +                                600       15
   Unizan Financial Corp.                                       1,151       31
   USB Holding Co., Inc.                                          620       14
   Vineyard National Bancorp +                                    493       15
   Virginia Commerce Bancorp * +                                  531       19
   Virginia Financial Group, Inc. +                               433       17
   W. Holding Co., Inc. +                                       5,600       45
   Washington Trust Bancorp, Inc. +                               596       16
   WesBanco, Inc. +                                             1,201       38
   West Bancorp +                                                 850       16
   West Coast Bancorp of Oregon +                                 825       22
   Westamerica Bancorporation                                   1,908      104
   Western Sierra Bancorp * +                                     359       15
   Wilshire Bancorp, Inc. +                                       900       17
   Wintrust Financial Corp.                                     1,499       79
   Yardville National Bancorp +                                   472       17
                                                                        ------
                                                                         5,204
                                                                        ------
Beverages - 0.2%
   Boston Beer Co., Inc., Class A * +                             496       13
   Coca-Cola Bottling Co. Consolidated +                          265       12
   Farmer Bros. Co. +                                             300        7
   Green Mountain Coffee, Inc. *                                  200        8
   Hansen Natural Corp. * +                                       800       75
   Peet's Coffee & Tea, Inc. * +                                  705       21
                                                                        ------
                                                                           136
                                                                        ------
Biotechnology - 2.4%
   Aastrom Biosciences, Inc. * +                                5,200        9
   Alexion Pharmaceuticals, Inc. * +                            1,736       65
   Applera Corp. (Celera Genomics Group) *                      4,048       46
   Arena Pharmaceuticals, Inc. * +                              2,430       43
   Ariad Pharmaceuticals, Inc. * +                              3,298       22
   Arqule, Inc. * +                                             1,800       10
   Barrier Therapeutics, Inc. * +                               1,100       11
   Bio-Rad Laboratories, Inc., Class A *                          900       52
   Cambrex Corp.                                                1,329       25
   Cell Genesys, Inc. * +                                       2,456       17
   Coley Pharmaceutical Group, Inc. * +                           300        4
   Cotherix, Inc. * +                                             700        8
   CuraGen Corp. * +                                            2,930       15
   Curis, Inc. * +                                              2,900        7
   Decode Genetics, Inc. * +                                    3,029       29
   Digene Corp. * +                                               902       37
   Diversa Corp. * +                                            1,594       13
   Encysive Pharmaceuticals, Inc. * +                           2,967       27
   Enzo Biochem, Inc. * +                                       1,578       21
   Enzon Pharmaceuticals, Inc. *                                2,452       17
   Exelixis, Inc. * +                                           4,431       48
   Genitope Corp. * +                                           1,200       11
   Geron Corp. * +                                              3,315       30
   Human Genome Sciences, Inc. * +                              7,300       91
   ICOS Corp. *                                                 3,600       87
   Illumina, Inc. * +                                           2,000       51
   Immunogen, Inc. * +                                          2,118       10
   Incyte Corp. * +                                             4,240       25
   Integra LifeSciences Holdings Corp. * +                      1,046       42
   InterMune, Inc. * +                                          1,366       26
   Keryx Biopharmaceuticals, Inc. * +                           1,449       25
   Lexicon Genetics, Inc. * +                                   3,390       14
   Lifecell Corp. *                                             1,916       42
   Martek Biosciences Corp. * +                                 1,700       58
   Maxygen, Inc. *                                              1,284       10
   Momenta Pharmaceuticals, Inc. * +                              600       14
   Monogram Biosciences, Inc. * +                               6,300       13
   Myogen, Inc. *                                               1,100       42
   Myriad Genetics, Inc. * +                                    2,076       53
   Nanogen, Inc. * +                                            3,200        8
   Nektar Therapeutics * +                                      4,800      100
   Northfield Laboratories, Inc. * +                            1,229       13
   Orchid Cellmark, Inc. * +                                    1,200        8
   Regeneron Pharmaceuticals, Inc. *                            1,731       28
   Savient Pharmaceuticals, Inc. * +                            3,310       17
   Seattle Genetics, Inc. * +                                   1,424        7
   Serologicals Corp. * +                                       1,889       46
   StemCells, Inc. * +                                          3,200       12
   SuperGen, Inc. * +                                           3,041       15
   Telik, Inc. * +                                              2,812       62
   Vertex Pharmaceuticals, Inc. * +                             5,809      251
                                                                        ------
                                                                         1,737
                                                                        ------

              NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 4 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS
   SCHEDULE OF INVESTMENTS
   SMALL COMPANY INDEX PORTFOLIO (continued)

                                                              NUMBER   VALUE
                                                             OF SHARES (000S)
                                                             --------- ------
COMMON STOCKS - 98.0% - CONTINUED

Building Materials - 1.1%
   Aaon, Inc. *                                                  480   $   11
   Apogee Enterprises, Inc.                                    1,455       25
   Builders FirstSource, Inc. *                                  400       10
   Comfort Systems USA, Inc. +                                 2,200       24
   Drew Industries, Inc. *                                       780       25
   Eagle Materials, Inc. +                                     3,123      169
   ElkCorp                                                     1,026       37
   Genlyte Group, Inc. *                                       1,284       79
   Interline Brands, Inc. *                                      590       14
   Lennox International, Inc.                                  2,920       94
   LSI Industries, Inc.                                        1,138       18
   NCI Building Systems, Inc. *                                1,213       70
   Simpson Manufacturing Co., Inc. +                           1,872       73
   Texas Industries, Inc.                                      1,318       80
   Trex Co., Inc. * +                                            624       16
   Universal Forest Products, Inc. +                             806       50
                                                                       ------
                                                                          795
                                                                       ------
Chemicals - 1.5%
   American Vanguard Corp. +                                     600       17
   Arch Chemicals, Inc.                                        1,216       34
   Balchem Corp.                                                 600       13
   CF Industries Holdings, Inc. +                              2,214       39
   Ferro Corp.                                                 2,293       46
   Fuller (H.B.) Co.                                           1,756       71
   Georgia Gulf Corp.                                          1,964       56
   Grace (W.R.) & Co. * +                                      3,434       35
   Hercules, Inc. *                                            6,074       72
   Innospec, Inc. +                                              730       17
   Kronos Worldwide, Inc. +                                      215        6
   MacDermid, Inc. +                                           1,558       46
   Minerals Technologies, Inc.                                 1,106       59
   NewMarket Corp. *                                             875       30
   NL Industries, Inc. +                                         498        7
   Olin Corp.                                                  3,606       76
   OM Group, Inc. *                                            1,534       33
   Pioneer Cos., Inc. *                                          600       18
   PolyOne Corp. * +                                           5,056       44
   Rockwood Holdings, Inc. * +                                 1,000       23
   Schulman (A.), Inc.                                         1,554       37
   Sensient Technologies Corp.                                 2,573       46
   Spartech Corp.                                              1,670       41
   Stepan Co.                                                    243        7
   Symyx Technologies, Inc. * +                                1,630       47
   Terra Industries, Inc. * +                                  5,200       37
   Tronox, Inc., Class A                                       1,000       15
   UAP Holding Corp.                                           1,800       39
   Wellman, Inc. +                                             1,801       11
   Westlake Chemical Corp. +                                     700       24
   Zoltek Cos., Inc. * +                                         800       14
                                                                       ------
                                                                        1,060
                                                                       ------
Coal - 0.2%
   Alpha Natural Resources, Inc. * +                           1,590       34
   Foundation Coal Holdings, Inc.                              1,400       56
   James River Coal Co. * +                                      699       25
                                                                       ------
                                                                          115
                                                                       ------
Commercial Services - 4.7%
   Aaron Rents, Inc.                                           2,035       53
   ABM Industries, Inc.                                        2,033       38
   ACE Cash Express, Inc. * +                                    600       15
   Administaff, Inc.                                           1,198       57
   Advance America Cash Advance Centers, Inc. +                3,480       48
   Advisory Board (The) Co. *                                    979       53
   Albany Molecular Research, Inc. * +                         1,389       14
   Alderwoods Group, Inc. *                                    2,142       37
   AMN Healthcare Services, Inc. * +                             611       13
   Arbitron, Inc.                                              1,609       63
   Bankrate, Inc. * +                                            510       18
   Banta Corp.                                                 1,278       62
   BearingPoint, Inc. * +                                     10,500       94
   Bowne & Co., Inc.                                           1,757       26
   Bright Horizons Family Solutions, Inc. *                    1,388       47
   CBIZ, Inc. * +                                              3,321       24
   CDI Corp.                                                     664       16
   Central Parking Corp. +                                       767       13
   Cenveo, Inc. * +                                            2,670       38
   Chemed Corp.                                                1,348       75
   Clark, Inc.                                                   905       10
   Coinstar, Inc. * +                                          1,411       36
   Consolidated Graphics, Inc. *                                 584       30
   Corinthian Colleges, Inc. *                                 4,700       61
   Corrections Corp. of America *                              1,983       85
   Corvel Corp. *                                                257        5
   CoStar Group, Inc. *                                          795       41
   CRA International, Inc. *                                     609       29

EQUITY PORTFOLIOS 5 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

                                                  FEBRUARY 28, 2006 (UNAUDITED)

                                                              NUMBER   VALUE
                                                             OF SHARES (000S)
                                                             --------- ------
COMMON STOCKS - 98.0% - CONTINUED

Commercial Services - 4.7% - (continued)
   Cross Country Healthcare, Inc. * +                          1,713   $   31
   DeVry, Inc. *                                               3,000       70
   DiamondCluster International, Inc. *                        1,500       15
   Dollar Thrifty Automotive Group * +                         1,327       54
   Educate, Inc. * +                                             900        8
   Electro Rent Corp. *                                          970       14
   Escala Group, Inc. * +                                        300        7
   Euronet Worldwide, Inc. * +                                 1,876       66
   Exponent, Inc. *                                              325       10
   First Advantage Corp., Class A * +                            432       10
   Forrester Research, Inc. *                                    675       15
   FTI Consulting, Inc. *                                      2,019       56
   Gartner, Inc. * +                                           2,983       42
   Geo Group, Inc. *                                             488       11
   Gevity HR, Inc.                                             1,552       39
   Global Cash Access, Inc. * +                                  962       16
   Healthcare Services Group                                   1,427       26
   Heartland Payment Systems, Inc. * +                           300        7
   Heidrick & Struggles International, Inc. *                  1,054       39
   Hooper Holmes, Inc. +                                       3,505       10
   Hudson Highland Group, Inc. *                               1,349       22
   Huron Consulting Group, Inc. *                                 44        1
   iPayment, Inc. *                                              720       31
   Jackson Hewitt Tax Service, Inc.                            1,800       51
   Kelly Services, Inc., Class A                                 954       26
   Kenexa Corp. *                                                215        6
   Kforce, Inc. * +                                            1,800       22
   Korn/Ferry International *                                  1,940       41
   Labor Ready, Inc. *                                         2,674       66
   Landauer, Inc. +                                              515       24
   Learning Tree International, Inc. * +                         544        6
   LECG Corp. * +                                                800       13
   MAXIMUS, Inc.                                               1,050       38
   McGrath Rentcorp                                            1,072       30
   Midas, Inc. *                                                 896       17
   Monro Muffler, Inc.                                           619       22
   Morningstar, Inc. * +                                         400       17
   MPS Group, Inc. *                                           5,293       80
   Navigant Consulting, Inc. *                                 2,634       51
   NCO Group, Inc. *                                           1,666       37
   Odyssey Marine Exploration, Inc. * +                        2,500        9
   Parexel International Corp. * +                             1,295       33
   PHH Corp. *                                                 2,700       77
   PRA International *                                           600       16
   Pre-Paid Legal Services, Inc. +                               493       18
   PRG-Schultz International, Inc. * +                         2,444        1
   Providence Service (The) Corp. *                              694       21
   Quanta Services, Inc. * +                                   5,936       81
   Rent-Way, Inc. * +                                          1,316        9
   Resources Connection, Inc. * +                              2,404       66
   Rollins, Inc.                                               1,608       31
   Senomyx, Inc. * +                                           1,222       20
   SFBC International, Inc. * +                                  897       21
   Sotheby's Holdings, Inc., Class A *                         1,856       39
   Source Interlink Cos., Inc. * +                             1,923       21
   SOURCECORP, Inc. * +                                          754       19
   Spherion Corp. *                                            3,371       34
   Startek, Inc.                                                 588       12
   Stewart Enterprises, Inc., Class A                          5,789       29
   Strayer Education, Inc. +                                     858       83
   TeleTech Holdings, Inc. * +                                 1,925       24
   TNS, Inc. *                                                   600       10
   United Rentals, Inc. * +                                    3,799      124
   Universal Technical Institute, Inc. *                       1,300       40
   Valassis Communications, Inc. *                             2,900       80
   Vertrue, Inc. * +                                             408       18
   Viad Corp.                                                  1,200       38
   Volt Information Sciences, Inc. * +                           423       10
   Watson Wyatt Worldwide, Inc., Class A                       2,129       65
                                                                           50
   Wright Express *                                            2,060   ------
                                                                        3,347
                                                                       ------
Computers - 2.7%
   3D Systems Corp. * +                                          600       11
   Advanced Digital Information Corp. *                        3,479       30
   Agilysys, Inc.                                              1,690       24
   Ansoft Corp. *                                                304       12
   Anteon International Corp. *                                1,563       86
   Brocade Communications Systems, Inc. *                     13,800       73
   Catapult Communications Corp. *                               503        7
   CIBER, Inc. *                                               3,085       18
   COMSYS IT Partners, Inc. * +                                  600        7
   Covansys Corp. * +                                          1,700       25
   Dot Hill Systems Corp. * +                                  2,385       16
   Echelon Corp. * +                                           1,727       14

              NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 6 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS
   SCHEDULE OF INVESTMENTS
   SMALL COMPANY INDEX PORTFOLIO (continued)

                                                         NUMBER   VALUE
                                                        OF SHARES (000S)
                                                        --------- ------
COMMON STOCKS - 98.0% - CONTINUED

Computers - 2.7% - (continued)
   Electronics for Imaging, Inc. *                        3,186   $   85
   Factset Research Systems, Inc.                         1,750       69
   Gateway, Inc. * +                                     13,274       31
   Henry (Jack) & Associates, Inc.                        4,307       95
   Hutchinson Technology, Inc. * +                        1,561       43
   iGate Corp. *                                          1,109        7
   IHS, Inc., Class A * +                                   907       23
   Imation Corp.                                          2,000       88
   Integral Systems, Inc. of Maryland +                     488       14
   Intergraph Corp. *                                     1,655       60
   InterVoice, Inc. * +                                   2,253       19
   Kanbay International, Inc. * +                         1,400       24
   Komag, Inc. * +                                        1,630       76
   Kronos, Inc. *                                         1,888       77
   Lexar Media, Inc. * +                                  4,280       29
   Magma Design Automation, Inc. *                        1,898       16
   Manhattan Associates, Inc. *                           1,494       32
   Maxtor Corp. *                                        13,300      128
   McData Corp., Class A * +                              8,500       38
   Mentor Graphics Corp. *                                3,992       45
   Mercury Computer Systems, Inc. * +                     1,169       20
   Micros Systems, Inc. *                                 2,233       97
   Mobility Electronics, Inc. * +                         1,500       14
   MTS Systems Corp.                                      1,026       41
   Ness Technologies, Inc. *                                800        9
   Netscout Systems, Inc. * +                             1,559       11
   Palm, Inc. * +                                         2,352       97
   PAR Technology Corp. *                                   300        5
   Perot Systems Corp., Class A *                         4,342       66
   Quantum Corp. * +                                      9,796       35
   Rackable Systems, Inc. *                                 300       12
   Radiant Systems, Inc. *                                1,200       17
   Radisys Corp. * +                                      1,097       20
   Rimage Corp. *                                           500       11
   SI International, Inc. * +                               500       16
   Silicon Storage Technology, Inc. * +                   4,571       21
   Stratasys, Inc. * +                                      530       15
   SYKES Enterprises, Inc. *                              1,490       20
   Synaptics, Inc. * +                                    1,206       28
   Syntel, Inc.                                             530        9
   Talx Corp.                                             1,639       52
   Tyler Technologies, Inc. * +                           1,857       18
                                                                  ------
                                                                   1,956
                                                                  ------
Cosmetics/Personal Care - 0.2%
   Chattem, Inc. * +                                      1,132       44
   Elizabeth Arden, Inc. * +                              1,410       35
   Inter Parfums, Inc. +                                    300        5
   Parlux Fragrances, Inc. * +                              430       15
   Revlon, Inc., Class A * +                              7,400       25
                                                                  ------
                                                                     124
                                                                  ------
Distribution/Wholesale - 1.3%
   Aviall, Inc. * +                                       1,964       75
   Beacon Roofing Supply, Inc. * +                          900       35
   Bell Microproducts, Inc. * +                           1,625       10
   BlueLinx Holdings, Inc.                                  173        3
   Brightpoint, Inc. *                                    2,250       64
   Building Material Holding Corp. +                        804       54
   Central European Distribution Corp. * +                1,131       47
   Handleman Co. +                                        1,070       11
   Hughes Supply, Inc.                                    3,675      170
   LKQ Corp. *                                            1,638       36
   MWI Veterinary Supply, Inc. *                            139        4
   Navarre Corp. * +                                      1,694        6
   NuCo2, Inc. * +                                          600       18
   Owens & Minor, Inc.                                    2,069       66
   Scansource, Inc. *                                       667       39
   United Stationers, Inc. *                              1,718       85
   Watsco, Inc.                                           1,240       86
   WESCO International, Inc. *                            1,801      103
                                                                  ------
                                                                     912
                                                                  ------
Diversified Financial Services - 2.1%
   Accredited Home Lenders Holding Co. * +                1,078       57
   Advanta Corp., Class B                                   976       34
   Archipelago Holdings Inc. * +                          1,500       96
   Asset Acceptance Capital Corp. *                         500       10
   Asta Funding, Inc. +                                     610       21
   BKF Capital Group, Inc. +                                320        4
   Calamos Asset Management, Inc., Class A                1,254       48
   CharterMac                                             2,215       49
   Cityscape Financial Corp. *                            2,500        -
   Collegiate Funding Services LLC * +                      700       14
   CompuCredit Corp. * +                                  1,322       50
   Doral Financial Corp. +                                5,100       57

EQUITY PORTFOLIOS 7 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

                                                  FEBRUARY 28, 2006 (UNAUDITED)

                                                             NUMBER   VALUE
                                                            OF SHARES (000S)
                                                            --------- ------
COMMON STOCKS - 98.0% - CONTINUED

Diversified Financial Services - 2.1% - (continued)
   Encore Capital Group, Inc. * +                               800   $   14
   eSPEED, Inc., Class A * +                                  1,068        9
   Federal Agricultural Mortgage Corp., Class C +               621       19
   Financial Federal Corp. +                                  1,359       38
   GAMCO Investors, Inc., Class A +                             416       19
   GFI Group, Inc. *                                            301       18
   Greenhill & Co., Inc. +                                      700       46
   IntercontinentalExchange, Inc. *                           1,100       60
   International Securities Exchange, Inc. * +                  600       25
   Investment Technology Group, Inc. *                        2,260      103
   Knight Capital Group, Inc., Class A *                      6,221       78
   LaBranche & Co., Inc. * +                                  2,800       40
   MarketAxess Holdings, Inc. * +                             1,300       17
   Marlin Business Services, Inc. * +                           235        5
   Nasdaq Stock Market, Inc. (The) * +                        2,731      111
   National Financial Partners Corp.                          2,000      118
   Ocwen Financial Corp. * +                                  1,859       18
   optionsXpress Holdings, Inc. +                             1,200       37
   Piper Jaffray Cos. * +                                     1,028       51
   Portfolio Recovery Associates, Inc. * +                      922       45
   Sanders Morris Harris Group, Inc. +                          639       10
   Stifel Financial Corp. * +                                   400       15
   SWS Group, Inc.                                              748       18
   TradeStation Group, Inc. * +                               1,127       18
   United PanAm Financial Corp. *                               357       10
   Waddell & Reed Financial, Inc., Class A                    4,500      105
   World Acceptance Corp. * +                                   993       26
                                                                      ------
                                                                       1,513
                                                                      ------
Electric - 1.5%
   Allete, Inc.                                               1,300       61
   Aquila, Inc. *                                            19,189       75
   Avista Corp.                                               2,489       49
   Black Hills Corp.                                          1,710       59
   Central Vermont Public Service Corp. +                       744       16
   CH Energy Group, Inc. +                                      811       40
   Cleco Corp. +                                              2,519       57
   Duquesne Light Holdings, Inc. +                            4,598       80
   El Paso Electric Co. *                                     2,443       50
   Empire District Electric (The) Co. +                       1,359       30
   Idacorp, Inc. +                                            2,358       78
   ITC Holdings Corp.                                           400       10
   MGE Energy, Inc. +                                         1,046       35
   NorthWestern Corp.                                         1,900       61
   Ormat Technologies, Inc. +                                   346       13
   Otter Tail Corp. +                                         1,537       48
   Pike Electric Corp. *                                        800       15
   Sierra Pacific Resources *                                10,670      152
   UIL Holdings Corp. +                                         781       40
   Unisource Energy Corp.                                     2,177       66
                                                                      ------
                                                                       1,035
                                                                      ------
Electrical Components & Equipment - 0.8%
   Advanced Energy Industries, Inc. *                         1,449       21
   American Superconductor Corp. * +                          1,700       17
   Artesyn Technologies, Inc. * +                             2,028       22
   Belden CDT, Inc. +                                         2,181       56
   C&D Technologies, Inc. +                                   1,577       13
   China Energy Savings Technology, Inc. * +                    300        1
   Color Kinetics, Inc. * +                                     600       11
   Encore Wire Corp. * +                                        889       28
   Energy Conversion Devices, Inc. * +                        1,227       58
   EnerSys * +                                                2,500       34
   General Cable Corp. *                                      2,314       62
   GrafTech International Ltd. *                              5,334       27
   Greatbatch, Inc. *                                         1,129       25
   Intermagnetics General Corp. * +                           2,455       72
   Littelfuse, Inc. *                                         1,163       33
   Medis Technologies Ltd. * +                                  736       14
   Powell Industries, Inc. * +                                  352        8
   Power-One, Inc. *                                          4,052       23
   Superior Essex, Inc. *                                       900       24
   Ultralife Batteries, Inc. * +                                800       10
   Universal Display Corp. * +                                1,301       18
   Valence Technology, Inc. * +                               3,112        7
   Vicor Corp. +                                                994       20
                                                                      ------
                                                                         604
                                                                      ------
Electronics - 2.4%
   American Science & Engineering, Inc. * +                     466       36
   Analogic Corp. +                                             718       39
   Badger Meter, Inc. +                                         200       11
   Bel Fuse, Inc., Class B +                                    622       21
   Benchmark Electronics, Inc. * +                            2,394       84
   Brady Corp., Class A                                       2,146       79
   Checkpoint Systems, Inc. *                                 1,994       57
   Cogent, Inc. * +                                           1,298       30

              NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 8 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS
   SCHEDULE OF INVESTMENTS
   SMALL COMPANY INDEX PORTFOLIO (continued)

                                                                NUMBER   VALUE
                                                               OF SHARES (000S)
                                                               --------- ------
COMMON STOCKS - 98.0% - CONTINUED

Electronics - 2.4% - (continued)
   Coherent, Inc. *                                              1,518   $   49
   CTS Corp. +                                                   1,856       23
   Cubic Corp.                                                     775       17
   Cymer, Inc. *                                                 2,122       95
   Daktronics, Inc.                                                803       28
   Dionex Corp. * +                                              1,009       55
   Electro Scientific Industries, Inc. *                         1,466       37
   Excel Technology, Inc. *                                        693       21
   Fargo Electronics, Inc. *                                       700       13
   FARO Technologies, Inc. * +                                     654       10
   FEI Co. * +                                                   1,176       24
   Identix, Inc. * +                                             5,269       43
   II-VI, Inc. *                                                 1,328       24
   International DisplayWorks, Inc. * +                          1,600       11
   Ionatron, Inc. * +                                            1,420       16
   Itron, Inc. *                                                 1,413       84
   Keithley Instruments, Inc. +                                    707       11
   Kemet Corp. * +                                               4,733       42
   LaBarge, Inc. * +                                               500        8
   LeCroy Corp. * +                                                700       10
   Lo-Jack Corp. * +                                               900       21
   Measurement Specialties, Inc. *                                 700       17
   Methode Electronics, Inc.                                     1,845       23
   Metrologic Instruments, Inc. * +                                672       15
   Molecular Devices Corp. *                                       918       29
   Multi-Fineline Electronix, Inc. * +                             400       23
   OSI Systems, Inc. * +                                           708       15
   Park Electrochemical Corp. +                                  1,055       30
   Paxar Corp. *                                                 1,817       35
   Photon Dynamics, Inc. *                                         945       20
   Plexus Corp. *                                                2,292       77
   Rofin-Sinar Technologies, Inc. *                                759       40
   Rogers Corp. * +                                                884       43
   Sonic Solutions, Inc. * +                                     1,375       25
   Spatialight, Inc. * +                                         1,900        6
   Sypris Solutions, Inc. +                                        463        5
   Taser International, Inc. * +                                 3,382       32
   Technitrol, Inc.                                              2,211       48
   TTM Technologies, Inc. * +                                    2,205       29
   Varian, Inc. *                                                1,612       64
   Viisage Technology, Inc. * +                                    720       13
   Watts Water Technologies, Inc., Class A                       1,279       46
   Woodward Governor Co. +                                       1,566       50
   X-Rite, Inc. +                                                1,238       16
                                                                         ------
                                                                          1,700
                                                                         ------
Energy - Alternate Sources - 0.5%
   Covanta Holding Corp. *                                       5,510       96
   Evergreen Solar, Inc. * +                                     2,000       31
   FuelCell Energy, Inc. * +                                     2,729       30
   Headwaters, Inc. * +                                          2,347       87
   KFX, Inc. * +                                                 3,512       73
   Plug Power, Inc. * +                                          2,756       14
   Quantum Fuel Systems Technologies Worldwide, Inc. * +         3,000       14
   Sunpower Corp., Class A * +                                     469       21
   Syntroleum Corp. * +                                          2,135       19
                                                                         ------
                                                                            385
                                                                         ------
Engineering & Construction - 0.9%
   Dycom Industries, Inc. * +                                    2,158       46
   EMCOR Group, Inc. *                                           1,586       69
   Granite Construction, Inc.                                    1,938       90
   Infrasource Services, Inc. * +                                  495        9
   Insituform Technologies, Inc., Class A * +                    1,318       35
   Layne Christensen Co. * +                                       500       14
   Perini Corp. *                                                1,058       32
   Shaw Group (The), Inc. *                                      4,004      134
   URS Corp. *                                                   2,135       93
   Washington Group International, Inc.                          1,535       90
                                                                         ------
                                                                            612
                                                                         ------
Entertainment - 0.7%
   Alliance Gaming Corp. * +                                     2,761       41
   Bluegreen Corp. *                                             1,100       17
   Carmike Cinemas, Inc. +                                         700       17
   Churchill Downs, Inc.                                           393       16
   Dover Downs Gaming & Entertainment, Inc. +                      478        8
   Great Wolf Resorts, Inc. * +                                  1,490       15
   Isle of Capri Casinos, Inc. * +                                 777       24
   Macrovision Corp. *                                           2,552       52
   Magna Entertainment Corp., Class A * +                        2,091       14
   Mikohn Gaming Corp. * +                                       2,019       16
   Pinnacle Entertainment, Inc. * +                              2,429       68
   Shuffle Master, Inc. * +                                      2,109       55
   Six Flags, Inc. * +                                           5,136       54
   Speedway Motorsports, Inc.                                      862       31

EQUITY PORTFOLIOS 9 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

                                                  FEBRUARY 28, 2006 (UNAUDITED)

                                                               NUMBER   VALUE
                                                              OF SHARES (000S)
                                                              --------- ------
COMMON STOCKS - 98.0% - CONTINUED

Entertainment - 0.7% - (continued)
   Steinway Musical Instruments * +                               372    $ 12
   Sunterra Corp. * +                                           1,000      15
   Vail Resorts, Inc. *                                         1,610      53
                                                                         ----
                                                                          508
                                                                         ----
Environmental Control - 0.6%
   Aleris International, Inc. *                                 1,600      68
   American Ecology Corp.                                         700      13
   Calgon Carbon Corp. +                                        1,939      15
   Casella Waste Systems, Inc., Class A * +                     1,168      16
   Clean Harbors, Inc. * +                                        900      30
   Darling International, Inc. * +                              3,446      15
   Duratek, Inc. * +                                              715      16
   Metal Management, Inc.                                       1,200      34
   Mine Safety Appliances Co. +                                 1,478      59
   Tetra Tech, Inc. *                                           2,708      48
   Waste Connections, Inc. *                                    2,803     103
   Waste Services, Inc. * +                                     3,100      11
                                                                         ----
                                                                          428
                                                                         ----
Food - 1.2%
   American Italian Pasta Co., Class A +                        1,246       5
   Arden Group, Inc., Class A                                      43       4
   Chiquita Brands International, Inc. +                        2,254      39
   Corn Products International, Inc.                            3,900     105
   Diamond Foods Inc +                                            132       3
   Flowers Foods, Inc.                                          2,600      72
   Gold Kist, Inc. *                                            2,671      35
   Great Atlantic & Pacific Tea Co. * +                         1,149      37
   Hain Celestial Group, Inc. *                                 1,561      36
   Ingles Markets, Inc., Class A +                                573      10
   J & J Snack Foods Corp.                                        600      20
   Lance, Inc. +                                                1,577      34
   M & F Worldwide Corp. *                                        539       9
   Nash Finch Co. +                                               755      23
   Pathmark Stores, Inc. *                                      2,649      27
   Performance Food Group Co. * +                               2,293      67
   Premium Standard Farms, Inc.                                   189       3
   Ralcorp Holdings, Inc. *                                     1,568      61
   Ruddick Corp.                                                1,788      43
   Sanderson Farms, Inc. +                                        971      23
   Sanfilippo (John B.) & Son * +                                 320       5
   Seaboard Corp. +                                                28      42
   Spartan Stores, Inc.                                         1,100      13
   Tootsie Roll Industries, Inc. +                              1,300      37
   United Natural Foods, Inc. * +                               2,346      78
   Weis Markets, Inc. +                                           659      29
   Wild Oats Markets, Inc. * +                                  1,556      28
                                                                         ----
                                                                          888
                                                                         ----
Forest Products & Paper - 0.6%
   Bowater, Inc. +                                              2,900      75
   Buckeye Technologies, Inc. *                                 1,726      15
   Caraustar Industries, Inc. * +                               1,741      18
   Deltic Timber Corp. +                                          553      29
   Glatfelter Co. +                                             2,339      38
   Longview Fibre Co.                                           2,586      49
   Mercer International, Inc. * +                               1,700      16
   Neenah Paper, Inc.                                             800      24
   Potlatch Corp. +                                             2,331      85
   Rock-Tenn Co., Class A                                       1,591      21
   Schweitzer-Mauduit International, Inc. +                       816      21
   Wausau Paper Corp. +                                         2,158      28
                                                                         ----
                                                                          419
                                                                         ----
Gas - 0.8%
   Cascade Natural Gas Corp. +                                    678      13
   EnergySouth, Inc. +                                            439      13
   Laclede Group (The), Inc. +                                  1,071      36
   New Jersey Resources Corp. +                                 1,406      63
   NICOR, Inc. +                                                2,700     116
   Northwest Natural Gas Co.                                    1,422      49
   Peoples Energy Corp. +                                       2,094      77
   South Jersey Industries, Inc.                                1,462      42
   Southwest Gas Corp.                                          2,020      58
   WGL Holdings, Inc. +                                         2,500      77
                                                                         ----
                                                                          544
                                                                         ----
Hand/Machine Tools - 0.5%
   Baldor Electric Co. +                                        1,718      55
   Franklin Electric Co., Inc. +                                1,172      53
   Kennametal, Inc.                                             2,230     130
   Lincoln Electric Holdings, Inc.                              1,858      86
   Regal-Beloit Corp. +                                         1,351      54
                                                                         ----
                                                                          378
                                                                         ----
Healthcare - Products - 3.3%
   Abaxis, Inc. * +                                             1,100      24
   Abiomed, Inc. * +                                              900       9
   Adeza Biomedical Corp. * +                                     200       4

             NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 10 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS
  SCHEDULE OF INVESTMENTS
  SMALL COMPANY INDEX PORTFOLIO (continued)

                                                              NUMBER   VALUE
                                                             OF SHARES (000S)
                                                             --------- ------
COMMON STOCKS - 98.0% - CONTINUED

Healthcare - Products - 3.3% - (continued)
   Align Technology, Inc. * +                                  3,431   $   28
   American Medical Systems Holdings, Inc. *                   3,920       85
   Angiodynamics, Inc. *                                         147        4
   Arrow International, Inc.                                   1,101       34
   Arthrocare Corp. * +                                        1,477       67
   Aspect Medical Systems, Inc. * +                              855       23
   Biosite, Inc. * +                                             840       45
   Bruker BioSciences Corp. *                                  1,688        8
   Caliper Life Sciences, Inc. * +                             1,300        9
   Candela Corp. *                                             1,214       23
   Cantel Medical Corp. * +                                      600       10
   Cepheid, Inc. * +                                           2,342       21
   Conmed Corp. *                                              1,623       31
   Cyberonics, Inc. * +                                        1,131       31
   Datascope Corp.                                               590       23
   Diagnostic Products Corp. +                                 1,178       54
   DJ Orthopedics, Inc. *                                      1,104       38
   Encore Medical Corp. * +                                    2,100       13
   EPIX Pharmaceuticals, Inc. * +                              1,573        7
   ev3, Inc. *                                                   583       10
   Foxhollow Technologies, Inc. * +                              700       19
   Haemonetics Corp. of Massachusetts *                        1,580       82
   HealthTronics, Inc. * +                                     1,800       13
   Hologic, Inc. *                                             2,428      116
   ICU Medical, Inc. * +                                         759       27
   Immucor, Inc. *                                             2,643       79
   Intralase Corp. * +                                           767       14
   Intuitive Surgical, Inc. *                                  1,909      172
   Invacare Corp.                                              1,636       51
   Inverness Medical Innovations, Inc. * +                     1,131       30
   IRIS International, Inc. * +                                  900       20
   Kensey Nash Corp. * +                                         479       12
   Kyphon, Inc. * +                                            1,670       60
   Laserscope * +                                              1,111       24
   LCA-Vision, Inc.                                            1,100       48
   Luminex Corp. * +                                           1,395       20
   Mentor Corp.                                                1,922       83
   Merge Technologies, Inc. * +                                1,066       21
   Meridian Bioscience, Inc. +                                   950       21
   Merit Medical Systems, Inc. *                               1,438       20
   Neurometrix, Inc. * +                                         300       11
   NuVasive, Inc. * +                                            800       15
   Oakley, Inc. +                                              1,262       19
   OraSure Technologies, Inc. * +                              2,450       23
   Palomar Medical Technologies, Inc. * +                      1,000       32
   PolyMedica Corp. +                                          1,292       52
   PSS World Medical, Inc. *                                   3,314       57
   Somanetics Corp. * +                                          600       15
   SonoSite, Inc. * +                                            820       33
   Stereotaxis, Inc. *                                           497        7
   Steris Corp.                                                3,600       89
   SurModics, Inc. * +                                           929       36
   Sybron Dental Specialties, Inc. *                           2,062       79
   Symmetry Medical, Inc. * +                                    420        9
   Thermogenesis Corp. * +                                     2,700       11
   Thoratec Corp. * +                                          2,872       58
   TriPath Imaging, Inc. * +                                   1,829       12
   Ventana Medical Systems, Inc. *                             1,644       60
   Viasys Healthcare, Inc. *                                   1,644       48
   Vital Images, Inc. * +                                        700       23
   Vital Signs, Inc.                                             282       14
   West Pharmaceutical Services, Inc.                          1,604       52
   Wright Medical Group, Inc. * +                              1,598       31
   Young Innovations, Inc.                                       308       10
   Zoll Medical Corp. *                                          466       12
                                                                       ------
                                                                        2,341
                                                                       ------
Healthcare-Services - 1.8%
   Alliance Imaging, Inc. * +                                  1,000        6
   Allied Healthcare International, Inc. * +                   1,704        8
   Amedisys, Inc. * +                                            981       32
   America Service Group, Inc. *                                 600       11
   American Dental Partners, Inc. * +                            701        9
   American Retirement Corp. * +                               1,500       40
   Amsurg Corp. *                                              1,645       36
   Apria Healthcare Group, Inc. *                              2,600       60
   Beverly Enterprises, Inc. * +                               5,591       69
   Bio-Reference Labs, Inc. * +                                  504        9
   Brookdale Senior Living, Inc. +                               563       19
   Centene Corp. * +                                           2,358       64
   Genesis HealthCare Corp. *                                  1,000       40
   Gentiva Health Services, Inc. * +                           1,294       21
   Healthways, Inc. *                                          1,680       73
   Horizon Health Corp. *                                        600       14
   Kindred Healthcare, Inc. * +                                1,478       32

EQUITY PORTFOLIOS 11 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

                                                  FEBRUARY 28, 2006 (UNAUDITED)


                                                            NUMBER   VALUE
                                                           OF SHARES (000S)
                                                           --------- ------
COMMON STOCKS - 98.0% - CONTINUED

Healthcare - Services - 1.8% - (continued)
   LHC Group, Inc. *                                           197   $    3
   Magellan Health Services, Inc. *                          1,600       61
   Matria Healthcare, Inc. *                                 1,084       47
   Medcath Corp. * +                                           500       11
   Molina Healthcare, Inc. * +                                 600       17
   National Healthcare Corp. +                                 586       24
   Odyssey HealthCare, Inc. *                                1,839       35
   Option Care, Inc. +                                       1,473       21
   PainCare Holdings, Inc. * +                               2,900        9
   Pediatrix Medical Group, Inc. *                           1,345      127
   Psychiatric Solutions, Inc. * +                           2,900       96
   Radiation Therapy Services, Inc. * +                        600       17
   RehabCare Group, Inc. *                                     821       17
   Res-Care, Inc. *                                          1,000       18
   Sunrise Senior Living, Inc. *                             1,640       58
   Symbion, Inc. * +                                           900       21
   U.S. Physical Therapy, Inc. * +                             643       12
   United Surgical Partners International, Inc. *            2,492       88
   VistaCare, Inc., Class A * +                                623        8
   WellCare Health Plans, Inc. *                             1,000       39
                                                                     ------
                                                                      1,272
                                                                     ------
Holding Companies-Diversified - 0.2%
   Resource America, Inc., Class A +                           927       15
   Walter Industries, Inc. +                                 1,978      130
                                                                     ------
                                                                        145
                                                                     ------
Home Builders - 0.7%
   Brookfield Homes Corp. +                                    721       36
   Champion Enterprises, Inc. *                              3,854       60
   Coachmen Industries, Inc.                                   761        9
   Comstock Homebuilding Cos., Inc., Class A * +               275        3
   Fleetwood Enterprises, Inc. * +                           3,003       34
   Levitt Corp., Class A                                       896       21
   M/I Homes, Inc. +                                           674       28
   Monaco Coach Corp. +                                      1,493       21
   Orleans Homebuilders, Inc. +                                100        2
   Palm Harbor Homes, Inc. * +                                 591       12
   Skyline Corp. +                                             408       16
   Technical Olympic USA, Inc. +                               862       18
   Thor Industries, Inc.                                     2,024       96
   WCI Communities, Inc. * +                                 1,866       47
   William Lyon Homes, Inc. * +                                148       13
   Williams Scotsman International, Inc. *                     925       21
   Winnebago Industries, Inc.                                1,872       60
                                                                     ------
                                                                        497
                                                                     ------
Home Furnishings - 0.6%
   American Woodmark Corp. +                                   638       22
   Audiovox Corp., Class A *                                   937       12
   Bassett Furniture Industries, Inc.                          654       13
   DTS, Inc. * +                                               900       17
   Ethan Allen Interiors, Inc. +                             1,900       77
   Furniture Brands International, Inc. +                    2,500       62
   Hooker Furniture Corp. +                                    504        8
   Kimball International, Inc., Class B +                    1,289       18
   La-Z-Boy, Inc. +                                          2,800       45
   Maytag Corp.                                              4,100       70
   Stanley Furniture Co., Inc.                                 696       18
   TiVo, Inc. * +                                            3,333       18
   Universal Electronics, Inc. *                               791       14
                                                                     ------
                                                                        394
                                                                     ------
Household Products/Wares - 0.8%
   Blyth, Inc.                                               1,500       33
   Central Garden and Pet Co. *                              1,149       62
   CNS, Inc. +                                                 834       17
   CSS Industries, Inc.                                        342       11
   Ennis, Inc. +                                             1,332       26
   Fossil, Inc. * +                                          2,600       44
   Harland (John H.) Co.                                     1,684       61
   Jarden Corp. * +                                          3,763      113
   Playtex Products, Inc. *                                  2,075       22
   Prestige Brands Holdings, Inc. *                          1,400       16
   Russ Berrie & Co., Inc. +                                   547        7
   Standard Register (The) Co. +                               784       13
   Tupperware Brands Corp.                                   2,745       58
   Water Pik Technologies, Inc. * +                            500       14
   WD-40 Co. +                                                 834       26
   Yankee Candle Co., Inc. +                                 2,438       71
                                                                     ------
                                                                        594
                                                                     ------
Housewares - 0.0%
   Libbey, Inc.                                                717        6
   Lifetime Brands, Inc. +                                     336        8
   National Presto Industries, Inc.                            250       11
                                                                     ------
                                                                         25
                                                                     ------
Insurance - 2.2%
   21st Century Insurance Group                              1,530       25

             NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 12 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS
  SCHEDULE OF INVESTMENTS
  SMALL COMPANY INDEX PORTFOLIO (continued)

                                                            NUMBER   VALUE
                                                           OF SHARES (000S)
                                                           --------- ------
COMMON STOCKS - 98.0% - CONTINUED

Insurance - 2.2% - (continued)
   Affirmative Insurance Holdings, Inc. +                      400   $    6
   Alfa Corp. +                                              1,620       26
   American Equity Investment Life Holding Co. +             2,000       27
   American Physicians Capital, Inc. * +                       404       20
   Argonaut Group, Inc. * +                                  1,598       58
   Baldwin & Lyons, Inc., Class B +                            418       10
   Bristol West Holdings, Inc. +                               800       15
   Ceres Group, Inc. * +                                     1,600        9
   Citizens, Inc. of Texas * +                               1,841       10
   CNA Surety Corp. *                                          877       15
   Crawford & Co., Class B +                                 1,000        6
   Delphi Financial Group, Inc., Class A +                   1,438       75
   Direct General Corp. +                                      900       14
   Donegal Group, Inc., Class A                                599       15
   EMC Insurance Group, Inc. +                                 256        6
   Enstar Group, Inc. * +                                      152       12
   FBL Financial Group, Inc., Class A                          703       24
   First Acceptance Corp. * +                                1,000       12
   FPIC Insurance Group, Inc. * +                              500       18
   Great American Financial Resources, Inc.                    550       11
   Harleysville Group, Inc. +                                  697       18
   Hilb, Rogal & Hamilton Co.                                1,691       65
   Horace Mann Educators Corp.                               2,329       43
   Independence Holding Co. +                                  434       10
   Infinity Property & Casualty Corp.                        1,107       44
   James River Group, Inc. * +                                  69        2
   Kansas City Life Insurance Co. +                            500       25
   KMG America Corp. * +                                       890        9
   Landamerica Financial Group, Inc. +                       1,037       69
   Midland (The) Co. +                                         607       20
   National Western Life Insurance Co., Class A *               53       12
   Navigators Group, Inc. *                                    588       28
   Odyssey Re Holdings Corp. +                                 635       15
   Ohio Casualty Corp.                                       3,558      109
   Phoenix Companies, Inc. +                                 4,860       70
   PMA Capital Corp., Class A * +                            1,624       16
   Presidential Life Corp. +                                 1,079       24
   ProAssurance Corp. *                                      1,422       73
   RLI Corp.                                                 1,138       60
   Safety Insurance Group, Inc. +                              655       28
   SeaBright Insurance Holdings, Inc. *                        355        6
   Selective Insurance Group, Inc.                           1,710       93
   State Auto Financial Corp. +                                757       25
   Stewart Information Services Corp.                          857       40
   Tower Group, Inc. +                                         900       16
   Triad Guaranty, Inc. * +                                    513       23
   UICI                                                      1,864       68
   United Fire & Casualty Co. +                                852       30
   Universal American Financial Corp. *                      1,375       21
   USI Holdings Corp. * +                                    2,346       34
   Zenith National Insurance Corp.                           1,491       77
                                                                     ------
                                                                      1,587
                                                                     ------
Internet - 3.4%
   1-800 Contacts, Inc. * +                                    451        6
   1-800-FLOWERS.COM, Inc., Class A * +                      1,426        9
   Agile Software Corp. * +                                  2,957       20
   Alloy, Inc. * +                                             584        8
   Applied Digital Solutions, Inc. * +                       3,210        9
   Aquantive, Inc. * +                                       3,228       86
   Ariba, Inc. * +                                           3,368       34
   AsiaInfo Holdings, Inc. * +                               2,523       11
   Audible, Inc. * +                                         1,300       13
   Autobytel, Inc. *                                         2,289       11
   Avocent Corp. * +                                         2,553       85
   Blue Coat Systems, Inc. * +                                 600       13
   Blue Nile, Inc. * +                                         758       25
   Click Commerce, Inc. * +                                    441       11
   CMGI, Inc. * +                                           25,762       38
   CNET Networks, Inc. * +                                   6,646       92
   CyberSource Corp. * +                                     1,600       13
   Digital Insight Corp. *                                   1,830       60
   Digital River, Inc. * +                                   1,772       67
   Digitas, Inc. *                                           4,579       65
   Drugstore.com, Inc. * +                                   3,607        9
   Earthlink, Inc. *                                         6,206       62
   eCollege.com, Inc. * +                                      975       20
   Entrust, Inc. *                                           3,392       12
   Equinix, Inc. * +                                           800       42
   eResearch Technology, Inc. * +                            2,600       38
   FTD Group, Inc. *                                           720        7
   GSI Commerce, Inc. * +                                    1,797       29
   Harris Interactive, Inc. * +                              3,177       18
   Homestore, Inc. * +                                       7,556       47
   Infospace, Inc. * +                                       1,698       41

EQUITY PORTFOLIOS 13 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

                                                  FEBRUARY 28, 2006 (UNAUDITED)


                                                             NUMBER   VALUE
                                                            OF SHARES (000S)
                                                            --------- ------
COMMON STOCKS - 98.0% - CONTINUED

Internet - 3.4% - (continued)
   Internet Capital Group, Inc. * +                           2,100   $   19
   Internet Security Systems, Inc. *                          2,088       49
   Interwoven, Inc. *                                         2,115       18
   iPass, Inc. * +                                            2,800       21
   iVillage, Inc. * +                                         2,569       21
   j2 Global Communications, Inc. * +                         1,433       62
   Jupitermedia Corp. * +                                     1,000       15
   Keynote Systems, Inc. *                                      851       10
   Lionbridge Technologies *                                  2,405       17
   Matrixone, Inc. * +                                        3,165       19
   Motive, Inc. * +                                           1,500        5
   NetBank, Inc.                                              2,313       17
   NetFlix, Inc. * +                                          1,900       51
   Netratings, Inc. * +                                         702        9
   NIC, Inc. *                                                1,934       12
   Nutri/System, Inc. * +                                     1,300       56
   Online Resources Corp. *                                   1,200       15
   Openwave Systems, Inc. * +                                 4,565       91
   Opsware, Inc. * +                                          4,144       33
   Overstock.com, Inc. * +                                      564       13
   Priceline.com, Inc. * +                                    1,302       32
   ProQuest Co. *                                             1,357       29
   RealNetworks, Inc. * +                                     5,900       46
   Redback Networks, Inc. * +                                 2,272       43
   RightNow Technologies, Inc. * +                              600       10
   RSA Security, Inc. * +                                     3,825       56
   S1 Corp. *                                                 3,708       15
   Sapient Corp. * +                                          4,148       31
   Secure Computing Corp. *                                   2,402       29
   Sohu.com, Inc. * +                                         1,327       28
   SonicWALL, Inc. *                                          2,710       18
   Stamps.com, Inc. *                                           899       29
   Stellent, Inc. * +                                         1,227       13
   SupportSoft, Inc. * +                                      2,434       10
   Terremark Worldwide, Inc. * +                              1,500        8
   TIBCO Software, Inc. *                                    12,100      105
   Travelzoo, Inc. * +                                          202        4
   TriZetto Group, Inc. * +                                   2,301       39
   United Online, Inc.                                        3,150       38
   ValueClick, Inc. * +                                       4,944       87
   Vasco Data Security International, Inc. * +                1,300       13
   Vignette Corp. *                                           1,500       24
   WebEx Communications, Inc. * +                             1,955       54
   WebMD Health Corp., Class A * +                              418       15
   webMethods, Inc. *                                         2,776       21
   Websense, Inc. *                                           1,343       83
   WebSideStory, Inc. * +                                       500        8
                                                                      ------
                                                                       2,442
                                                                      ------
Investment Companies - 0.3%
   Apollo Investment Corp.                                    3,200       60
   Ares Captial Corp. +                                       1,990       34
   Capital Southwest Corp. +                                    151       15
   Gladstone Capital Corp. +                                    623       13
   Gladstone Investment Corp. +                                 500        7
   Harris & Harris Group, Inc. * +                            1,200       16
   MCG Capital Corp. +                                        2,790       43
   NGP Capital Resources Co. +                                  900       13
   Technology Investment Capital Corp.                          600        9
                                                                      ------
                                                                         210
                                                                      ------
Iron/Steel - 1.1%
   AK Steel Holding Corp. *                                   5,872       65
   Carpenter Technology Corp. +                               1,388      116
   Chaparral Steel Co. * +                                    1,218       56
   Cleveland-Cliffs, Inc. +                                   1,250      108
   Gibraltar Industries, Inc.                                 1,340       34
   Oregon Steel Mills, Inc. * +                               1,896       72
   Reliance Steel & Aluminum Co.                              1,649      136
   Roanoke Electric Steel Corp. +                               500       14
   Ryerson Tull, Inc. +                                       1,344       34
   Schnitzer Steel Industries, Inc., Class A +                1,106       34
   Steel Dynamics, Inc.                                       2,272      104
   Steel Technologies, Inc. +                                   600       17
   Wheeling-Pittsburgh Corp. * +                                600       10
                                                                      ------
                                                                         800
                                                                      ------
Leisure Time - 0.4%
   Ambassadors Group, Inc. +                                    888       22
   Arctic Cat, Inc. +                                           740       18
   Callaway Golf Co.                                          4,055       67
   K2, Inc. * +                                               2,471       28
   Life Time Fitness, Inc. *                                  1,300       55
   Marine Products Corp. +                                      662        8
   Multimedia Games, Inc. * +                                 1,446       15
   Nautilus Group, Inc. +                                     1,970       32
   Pegasus Solutions, Inc. * +                                1,153       11

             NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 14 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS
   SCHEDULE OF INVESTMENTS
   SMALL COMPANY INDEX PORTFOLIO (continued)

                                                                NUMBER   VALUE
                                                               OF SHARES (000S)
                                                               --------- ------
COMMON STOCKS - 98.0% - CONTINUED

Leisure Time - 0.4% - (continued)
   WMS Industries, Inc. * +                                      1,218   $   35
                                                                         ------
                                                                            291
                                                                         ------
Lodging - 0.3%
   Ameristar Casinos, Inc. +                                     1,372       30
   Aztar Corp. *                                                 1,833       55
   Gaylord Entertainment Co. *                                   2,279      102
   Lodgian, Inc. *                                               1,220       15
   Marcus Corp.                                                    977       16
   Monarch Casino & Resort, Inc. * +                               500       13
   MTR Gaming Group, Inc. * +                                    1,189       12
   Riviera Holdings Corp. * +                                      400        7
                                                                         ------
                                                                            250
                                                                         ------
Machinery - Construction & Mining-0.4%
   Astec Industries, Inc. *                                        850       31
   Bucyrus International, Inc., Class A                          1,052       66
   JLG Industries, Inc.                                          2,827      167
                                                                         ------
                                                                            264
                                                                         ------
Machinery - Diversified-1.9%
   AGCO Corp. * +                                                5,200      102
   Albany International Corp., Class A                           1,449       54
   Applied Industrial Technologies, Inc.                         1,605       69
   Briggs & Stratton Corp.                                       3,000      107
   Cascade Corp.                                                   662       34
   Cognex Corp. +                                                2,126       59
   Flowserve Corp. *                                             3,160      162
   Gardner Denver, Inc. * +                                      1,457       89
   Gehl Co. * +                                                    578       19
   Global Power Equipment Group, Inc. * +                        2,029       10
   Gorman-Rupp (The) Co.                                           500       11
   Intermec, Inc. * +                                            2,514       77
   Intevac, Inc. *                                               1,100       24
   Kadant, Inc. * +                                                785       15
   Lindsay Manufacturing Co. +                                     627       15
   Manitowoc Co. (The), Inc.                                     1,645      127
   Middleby Corp. *                                                283       27
   NACCO Industries, Inc., Class A                                 238       33
   Nordson Corp.                                                 1,294       65
   Presstek, Inc. * +                                            1,524       19
   Robbins & Myers, Inc. +                                         709       15
   Sauer-Danfoss, Inc.                                             617       13
   Stewart & Stevenson Services, Inc.                            1,573       54
   Tecumseh Products Co., Class A +                                962       22
   Tennant Co. +                                                   436       20
   TurboChef Technologies, Inc. * +                                800       11
   Wabtec Corp.                                                  2,390       79
                                                                         ------
                                                                          1,332
                                                                         ------
Media - 1.2%
   4Kids Entertainment, Inc. *                                     844       14
   American Satellite Network                                      350        -
   Beasley Broadcast Group, Inc., Class A +                        300        4
   Charter Communications, Inc., Class A * +                    18,299       21
   Citadel Broadcasting Corp. +                                  2,300       26
   Courier Corp. +                                                 571       23
   Cox Radio, Inc., Class A *                                    2,000       28
   Crown Media Holdings, Inc., Class A * +                         700        5
   Cumulus Media, Inc., Class A * +                              2,907       34
   Emmis Communications Corp., Class A *                         1,716       28
   Entercom Communications Corp. * +                             2,200       62
   Entravision Communications Corp., Class A * +                 4,200       31
   Fisher Communications, Inc. * +                                 375       16
   Gemstar-TV Guide International, Inc. *                       12,700       38
   Gray Television, Inc.                                         2,373       20
   Hollinger International, Inc., Class A +                      3,230       30
   Journal Communications, Inc., Class A                         1,400       17
   Journal Register Co.                                          2,272       29
   Lin TV Corp., Class A * +                                     1,582       15
   Lodgenet Entertainment Corp. * +                                774       11
   Martha Stewart Living Omnimedia, Inc., Class A * +            1,141       20
   Media General, Inc., Class A                                  1,100       55
   Mediacom Communications Corp., Class A * +                    3,585       20
   Playboy Enterprises, Inc., Class B * +                        1,095       15
   Primedia, Inc. * +                                            8,441       19
   Radio One, Inc., Class D *                                    4,308       36
   Readers Digest Association (The), Inc.                        5,117       78
   Regent Communications, Inc. * +                               2,146       10
   Saga Communications, Inc., Class A *                          1,035       10
   Salem Communications Corp., Class A * +                         607        8
   Scholastic Corp. *                                            2,036       60
   Sinclair Broadcast Group, Inc., Class A                       2,399       17
   Spanish Broadcasting System, Inc., Class A *                  2,095       12
   Thomas Nelson, Inc.                                             628       18
   Triple Crown Media, Inc. * +                                    237        2
   World Wrestling Entertainment, Inc.                             911       14

EQUITY PORTFOLIOS 15 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

                                                  FEBRUARY 28, 2006 (UNAUDITED)


                                                      NUMBER   VALUE
                                                     OF SHARES (000S)
                                                     --------- ------
COMMON STOCKS - 98.0% - CONTINUED

Media - 1.2% - (continued)
   WorldSpace, Inc., Class A * +                         700   $    8
   WPT Enterprises, Inc. * +                             500        3
                                                               ------
                                                                  857
                                                               ------
Metal Fabrication/Hardware - 0.8%
   Castle (A.M.) & Co. +                                 500       14
   CIRCOR International, Inc.                            808       22
   Commercial Metals Co. +                             3,424      155
   Dynamic Materials Corp. +                             300       10
   Earle M. Jorgensen Co. * +                            800       11
   Kaydon Corp.                                        1,496       54
   Lawson Products, Inc.                                 270       10
   Mueller Industries, Inc.                            1,937       64
   NN, Inc.                                              913       11
   NS Group, Inc. *                                    1,108       45
   Quanex Corp.                                        1,317       82
   Sun Hydraulics, Inc. +                                350        8
   Valmont Industries, Inc.                              930       34
   Worthington Industries, Inc.                        3,569       70
                                                               ------
                                                                  590
                                                               ------
Mining - 0.6%
   Amcol International Corp. +                         1,091       30
   Brush Engineered Materials, Inc. * +                  973       17
   Century Aluminum Co. * +                            1,169       42
   Charles & Colvard Ltd. +                              800       11
   Coeur D'alene Mines Corp. * +                      12,844       71
   Compass Minerals International, Inc.                1,009       25
   Hecla Mining Co. * +                                6,138       31
   Royal Gold, Inc. +                                  1,152       36
   RTI International Metals, Inc. * +                  1,129       48
   Stillwater Mining Co. * +                           2,146       28
   Titanium Metals Corp. * +                           1,300       53
   USEC, Inc.                                          4,443       55
                                                               ------
                                                                  447
                                                               ------
Miscellaneous Manufacturing - 1.8%
   Actuant Corp., Class A +                            1,389       77
   Acuity Brands, Inc.                                 2,552      101
   Ameron International Corp. +                          435       26
   Applied Films Corp. *                                 872       17
   Barnes Group, Inc. +                                  873       33
   Blount International, Inc. *                        1,600       26
   Ceradyne, Inc. * +                                  1,351       82
   Clarcor, Inc.                                       2,684       91
   Crane Co.                                           2,597      100
   EnPro Industries, Inc. * +                          1,078       35
   ESCO Technologies, Inc. *                           1,264       64
   Federal Signal Corp.                                2,482       44
   Flanders Corp. * +                                    700        8
   Freightcar America, Inc.                              400       28
   Griffon Corp. * +                                   1,468       35
   Hexcel Corp. *                                      4,475       96
   Jacuzzi Brands, Inc. *                              4,187       41
   Lancaster Colony Corp.                              1,351       54
   Matthews International Corp., Class A               1,638       61
   Myers Industries, Inc.                              1,471       24
   Raven Industries, Inc. +                              808       28
   Reddy Ice Holdings, Inc. +                            400        8
   Smith (A.O.) Corp.                                  1,077       50
   Standex International Corp.                           719       23
   Sturm Ruger & Co., Inc. +                           1,219        9
   Tredegar Corp.                                      1,410       23
   Trinity Industries, Inc. +                          2,331      124
                                                               ------
                                                                1,308
                                                               ------
Office Furnishings - 0.1%
   Interface, Inc., Class A *                          2,618       29
   Knoll, Inc.                                           590       12
                                                               ------
                                                                   41
                                                               ------
Office/Business Equipment - 0.2%
   Global Imaging System, Inc. * +                     1,200       43
   IKON Office Solutions, Inc.                         5,600       74
   TRM Corp. * +                                         800        7
                                                               ------
                                                                  124
                                                               ------
Oil & Gas - 3.3%
   Alon USA Energy, Inc.                                 600       12
   Atlas America, Inc. *                                 664       44
   ATP Oil & Gas Corp. * +                               949       35
   Atwood Oceanics, Inc. *                               847       76
   Berry Petroleum Co., Class A                          912       62
   Bill Barrett Corp. * +                                670       22
   Bois d'Arc Energy, Inc. * +                           600        9
   Brigham Exploration Co. *                           1,500       13
   Bronco Drilling Co., Inc. * +                         400       10
   Cabot Oil & Gas Corp.                               2,857      129
   Callon Petroleum Co. * +                              700       12
   Carrizo Oil & Gas, Inc. * +                         1,117       26

             NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 16 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS
   SCHEDULE OF INVESTMENTS
   SMALL COMPANY INDEX PORTFOLIO (continued)

                                                         NUMBER   VALUE
                                                        OF SHARES (000S)
                                                        --------- ------
COMMON STOCKS - 98.0% - CONTINUED

Oil & Gas - 3.3% - (continued)
   Cheniere Energy, Inc. * +                              2,466   $   98
   Cimarex Energy Co. +                                   4,576      195
   Clayton Williams Energy, Inc. * +                        252       11
   Comstock Resources, Inc. *                             2,319       65
   Crosstex Energy, Inc. +                                  300       24
   Delta Petroleum Corp. * +                              1,921       37
   Edge Petroleum Corp. *                                   925       26
   Encore Acquisition Co. *                               2,522       77
   Endeavour International Corp. * +                      2,700        8
   Energy Partners Ltd. *                                 1,670       38
   Frontier Oil Corp.                                     3,090      143
   FX Energy, Inc. * +                                    2,000       11
   Gasco Energy, Inc. * +                                 3,700       21
   Giant Industries, Inc. *                                 765       45
   Goodrich Petroleum Corp. * +                             600       15
   Grey Wolf, Inc. * +                                    9,825       68
   Harvest Natural Resources, Inc. * +                    2,187       20
   Holly Corp.                                            1,056       63
   Houston Exploration Co. * +                            1,613       93
   KCS Energy, Inc. * +                                   2,569       61
   McMoRan Exploration Co. * +                            1,207       21
   Meridian Resource Corp. * +                            4,591       19
   Parallel Petroleum Corp. *                             1,808       31
   Parker Drilling Co. *                                  4,889       45
   Penn Virginia Corp.                                      950       59
   Petrohawk Energy Corp. * +                             2,747       35
   Petroleum Development Corp. * +                          859       37
   Petroquest Energy, Inc. * +                            2,300       22
   Pioneer Drilling Co. *                                 1,100       16
   Remington Oil & Gas Corp. *                            1,427       60
   St. Mary Land & Exploration Co.                        2,958      114
   Stone Energy Corp. * +                                 1,239       51
   Swift Energy Co. * +                                   1,511       59
   Todco, Class A *                                       2,700       91
   Toreador Resources Corp. * +                             831       25
   Tri-Valley Corp. * +                                   1,200       10
   W&T Offshore, Inc. +                                     650       25
   Warren Resources, Inc. * +                             1,261       18
   Whiting Petroleum Corp. *                              1,879       76
                                                                  ------
                                                                   2,383
                                                                  ------
Oil & Gas Services - 2.0%
   Cal Dive International, Inc. +                         4,404      155
   CARBO Ceramics, Inc.                                   1,011       55
   Dril-Quip, Inc. *                                        331       17
   Global Industries Ltd. *                               4,191       53
   Gulf Island Fabrication, Inc. +                          596       13
   Hanover Compressor Co. * +                             5,205       79
   Hercules Offshore, Inc. *                                549       17
   Hornbeck Offshore Services, Inc. *                       983       32
   Hydril Co. *                                           1,187       80
   Input/Output, Inc. * +                                 3,862       29
   Lone Star Technologies, Inc. *                         1,744       87
   Lufkin Industries, Inc.                                  848       44
   Markwest Hydrocarbon, Inc. +                             174        4
   Maverick Tube Corp. * +                                2,362      110
   Newpark Resources, Inc. * +                            4,596       34
   Oceaneering International, Inc. *                      1,358       75
   Oil States International, Inc. *                       2,222       77
   RPC, Inc.                                              1,070       23
   SEACOR Holdings, Inc. * +                              1,016       74
   Superior Energy Services, Inc. *                       3,997      104
   Superior Well Services, Inc. * +                         252        6
   Tetra Technologies, Inc. * +                           1,747       66
   Union Drilling, Inc. * +                                 280        3
   Universal Compression Holdings, Inc. *                   841       37
   Veritas DGC, Inc. *                                    1,771       75
   W-H Energy Services, Inc. *                            1,472       58
                                                                  ------
                                                                   1,407
                                                                  ------
Packaging & Containers - 0.2%
   Chesapeake Corp. +                                     1,002       13
   Graphic Packaging Corp. * +                            4,100       11
   Greif Inc., Class A                                      783       45
   Silgan Holdings, Inc.                                  1,148       45
                                                                  ------
                                                                     114
                                                                  ------
Pharmaceuticals - 3.7%
   Abgenix, Inc. * +                                      4,839      108
   Acadia Pharmaceuticals, Inc. * +                         800       12
   Adams Respiratory Therapeutics, Inc. * +                 400       15
   Adolor Corp. * +                                       2,288       63
   Alkermes, Inc. * +                                     5,043      128
   Alpharma, Inc., Class A                                2,057       62
   Amylin Pharmaceuticals, Inc. * +                       6,019      261
   Andrx Corp. *                                          3,700       73
   Antigenics, Inc. * +                                   1,528        9

EQUITY PORTFOLIOS 17 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

                                                  FEBRUARY 28, 2006 (UNAUDITED)


                                                               NUMBER   VALUE
                                                              OF SHARES (000S)
                                                              --------- ------
COMMON STOCKS - 98.0% - CONTINUED

Pharmaceuticals - 3.7% - (continued)
   Array Biopharma, Inc. * +                                    1,600   $   14
   Atherogenics, Inc. * +                                       1,930       31
   AVANIR Pharmaceuticals, Class A *                            1,400       24
   Bentley Pharmaceuticals, Inc. * +                              979       17
   Bioenvision, Inc. * +                                        2,200       19
   BioMarin Pharmaceuticals, Inc. * +                           3,806       50
   BioScrip, Inc. *                                             1,800       13
   Caraco Pharmaceutical Laboratories Ltd. * +                    397        5
   Cell Therapeutics, Inc. * +                                  4,255        8
   Connetics Corp. * +                                          1,904       30
   Conor Medsystems, Inc. * +                                     222        6
   Cubist Pharmaceuticals, Inc. *                               2,867       63
   CV Therapeutics, Inc. * +                                    2,507       67
   Cypress Bioscience, Inc. * +                                 1,800       11
   Dendreon Corp. * +                                           3,523       17
   Discovery Laboratories, Inc. * +                             3,337       25
   Dov Pharmaceutical, Inc. * +                                 1,214       23
   Durect Corp. * +                                             2,366       13
   Dusa Pharmaceuticals, Inc. * +                                 900        7
   First Horizon Pharmaceutical Corp. * +                       1,507       31
   HealthExtras, Inc. * +                                       1,155       36
   Hi-Tech Pharmacal Co., Inc. *                                  450       11
   I-Flow Corp. * +                                             1,069       15
   Idenix Pharmaceuticals, Inc. * +                               600       12
   Inspire Pharmaceuticals, Inc. * +                            2,350       12
   Isis Pharmaceuticals, Inc. * +                               3,786       30
   Ista Pharmaceuticals, Inc. * +                                 400        2
   KV Pharmaceutical Co., Class A * +                           1,919       44
   Mannatech, Inc. +                                              900       12
   MannKind Corp. * +                                           1,200       21
   Medarex, Inc. * +                                            5,703       84
   Medicines Co. * +                                            2,676       55
   Medicis Pharmaceutical Corp., Class A +                      3,100       88
   MGI Pharma, Inc. * +                                         4,329       76
   Nabi Biopharmaceuticals * +                                  3,212       13
   Nastech Pharmaceutical, Inc. * +                             1,200       25
   Nature's Sunshine Products, Inc. +                             573       10
   NBTY, Inc. *                                                 3,000       66
   NeoPharm, Inc. * +                                             896        9
   Neurocrine Biosciences, Inc. * +                             2,102      138
   Neurogen Corp. * +                                           1,500       10
   New River Pharmaceuticals, Inc. *                              600       18
   NitroMed, Inc. * +                                             911       11
   Noven Pharmaceuticals, Inc. * +                              1,262       19
   NPS Pharmaceuticals, Inc. * +                                2,487       38
   Nuvelo, Inc. * +                                             2,319       40
   Onyx Pharmaceuticals, Inc. * +                               2,156       61
   Pain Therapeutics, Inc. * +                                  1,501       16
   Par Pharmaceutical Cos., Inc. * +                            1,900       57
   Penwest Pharmaceuticals Co. * +                              1,237       29
   Perrigo Co.                                                  4,331       69
   Pharmion Corp. * +                                           1,400       23
   Pozen, Inc. * +                                              1,242       22
   Progenics Pharmaceuticals, Inc. * +                            999       29
   Renovis, Inc. * +                                            1,300       28
   Rigel Pharmaceuticals, Inc. * +                              1,330       13
   Salix Pharmaceuticals Ltd. * +                               2,387       38
   Star Scientific, Inc. * +                                    1,814        5
   Tanox, Inc. * +                                              1,216       23
   Trimeris, Inc. * +                                             940       12
   United Therapeutics Corp. *                                  1,264       78
   USANA Health Sciences, Inc. * +                                572       25
   ViaCell, Inc. * +                                              700        4
   Zymogenetics, Inc. * +                                       1,613       36
                                                                        ------
                                                                         2,668
                                                                        ------
Pipelines - 0.0%
   TransMontaigne, Inc. * +                                     2,189       16
                                                                        ------
Real Estate - 0.4%
   Avatar Holdings, Inc. * +                                      289       16
   Californina Coastal Communities, Inc. * +                      533       21
   Consolidated-Tomoka Land Co.                                   304       20
   Housevalues, Inc. * +                                          500        7
   Jones Lang LaSalle, Inc.                                     1,908      129
   Tarragon Corp. * +                                             787       15
   Trammell Crow Co. *                                          1,763       57
                                                                        ------
                                                                           265
                                                                        ------
Real Estate Investment Trusts - 5.9%
   Aames Investment Corp. +                                     2,200       13
   Acadia Realty Trust                                          1,417       31
   Affordable Residential Communities +                         1,400       13
   Agree Realty Corp. +                                           885       28
   Alexander's, Inc. * +                                           33        8
   Alexandria Real Estate Equities, Inc.                        1,332      117
   American Campus Communities, Inc. +                            900       23

             NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 18 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS
   SCHEDULE OF INVESTMENTS
   SMALL COMPANY INDEX PORTFOLIO (continued)

                                                            NUMBER   VALUE
                                                           OF SHARES (000S)
                                                           --------- ------
COMMON STOCKS - 98.0% - CONTINUED

Real Estate Investment Trusts - 5.9% - (continued)
   American Home Mortgage Investment Corp. +                 2,509    $ 72
   Anthracite Capital, Inc.                                  2,860      31
   Anworth Mortgage Asset Corp. +                            2,770      21
   Arbor Realty Trust, Inc.                                    500      13
   Ashford Hospitality Trust, Inc.                           2,000      25
   Bedford Property Investors, Inc.                            888      24
   BioMed Realty Trust, Inc. +                               2,300      64
   Boykin Lodging Co. *                                        900      12
   Brandywine Realty Trust                                   5,079     149
   Capital Lease Funding, Inc.                               1,200      13
   Capital Trust, Inc. of New York, Class A                    600      20
   Cedar Shopping Centers, Inc. +                            1,400      21
   CentraCore Properties Trust +                               572      15
   Colonial Properties Trust +                               2,612     126
   Columbia Equity Trust, Inc.                                 720      12
   Commercial Net Lease Realty +                             2,635      60
   Corporate Office Properties Trust                         1,599      66
   Cousins Properties, Inc.                                  2,100      64
   Deerfield Triarc Capital Corp.                            1,000      13
   DiamondRock Hospitality Co.                               1,100      14
   Digital Realty Trust, Inc.                                  871      24
   EastGroup Properties, Inc.                                1,140      52
   ECC Capital Corp. +                                       3,970       6
   Education Realty Trust, Inc. +                            1,390      19
   Entertainment Properties Trust                            1,360      56
   Equity Inns, Inc.                                         2,856      44
   Equity Lifestyle Properties, Inc.                           959      46
   Equity One, Inc.                                          1,878      42
   Extra Space Storage, Inc.                                 2,800      42
   FelCor Lodging Trust, Inc.                                2,674      53
   Fieldstone Investment Corp. +                             2,500      30
   First Industrial Realty Trust, Inc. +                     2,592     100
   First Potomac Realty Trust                                  800      24
   Getty Realty Corp. +                                        976      28
   Glenborough Realty Trust, Inc. +                          1,689      33
   Glimcher Realty Trust +                                   1,778      47
   GMH Communities Trust +                                   1,900      32
   Government Properties Trust, Inc.                         1,200      10
   Gramercy Capital Corp. of New York                          600      16
   Heritage Property Investment Trust +                      1,468      56
   Hersha Hospitality Trust +                                  800       8
   Highland Hospitality Corp.                                2,500      31
   Highwoods Properties, Inc.                                3,230     104
   Home Properties, Inc. +                                   1,855      92
   HomeBanc Corp. of Georgia +                               2,900      25
   IMPAC Mortgage Holdings, Inc. +                           4,015      33
   Inland Real Estate Corp. +                                3,600      55
   Innkeepers USA Trust                                      2,278      40
   Investors Real Estate Trust +                             2,436      23
   JER Investors Trust, Inc.                                   799      14
   Kilroy Realty Corp.                                       1,663     124
   Kite Realty Group Trust                                   1,200      18
   LaSalle Hotel Properties                                  2,014      80
   Lexington Corporate Properties Trust +                    2,673      57
   LTC Properties, Inc.                                      1,029      23
   Luminent Mortgage Capital, Inc.                           2,372      18
   Maguire Properties, Inc.                                  1,800      61
   Medical Properties Trust, Inc.                              492       5
   Meristar Hospitality Corp. *                              4,674      48
   MFA Mortgage Investments, Inc.                            4,262      25
   Mid-America Apartment Communities, Inc. +                   995      54
   MortgageIT Holdings, Inc. +                               1,400      16
   National Health Investors, Inc.                           1,234      33
   Nationwide Health Properties, Inc. +                      3,415      77
   Newcastle Investment Corp. +                              2,233      53
   Newkirk Realty Trust, Inc. +                              1,155      20
   NorthStar Realty Finance Corp. +                          1,236      13
   Novastar Financial, Inc. +                                1,716      53
   OMEGA Healthcare Investors, Inc.                          2,863      37
   Opteum, Inc., Class A +                                     900       8
   Parkway Properties, Inc. of Maryland +                      756      33
   Pennsylvania Real Estate Investment Trust +               1,886      76
   Post Properties, Inc.                                     2,422     108
   PS Business Parks, Inc.                                     901      48
   RAIT Investment Trust                                     1,427      39
   Ramco-Gershenson Properties +                               760      22
   Redwood Trust, Inc. +                                     1,037      43
   Saul Centers, Inc. +                                        607      24
   Saxon Capital, Inc.                                       2,700      27
   Senior Housing Properties Trust +                         3,036      54
   Sizeler Property Investors +                              1,018      15
   Sovran Self Storage, Inc. +                                 840      44
   Spirit Finance Corp.                                      3,620      44
   Strategic Hotel Capital, Inc.                             2,778      60

EQUITY PORTFOLIOS 19 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

                                                  FEBRUARY 28, 2006 (UNAUDITED)


                                                               NUMBER   VALUE
                                                              OF SHARES (000S)
                                                              --------- ------
COMMON STOCKS - 98.0% - CONTINUED

Real Estate Investment Trusts - 5.9% - (continued)
   Sun Communities, Inc. +                                        896   $   31
   Sunstone Hotel Investors, Inc.                               1,726       51
   Tanger Factory Outlet Centers, Inc.                          1,522       49
   Taubman Centers, Inc.                                        3,058      122
   Town & Country Trust (The) +                                 1,152       46
   Trustreet Properties, Inc. +                                 3,145       46
   U-Store-It Trust                                             2,210       49
   Universal Health Realty Income, Inc. +                         664       23
   Urstadt Biddle Properties, Class A +                         1,117       19
   Washington Real Estate Investment Trust +                    2,237       75
   Winston Hotels, Inc. +                                       1,436       15
                                                                        ------
                                                                         4,239
                                                                        ------
Retail - 5.9%
   99 Cents Only Stores * +                                     2,200       25
   AC Moore Arts & Crafts, Inc. * +                               803       14
   Aeropostale, Inc. *                                          2,861       82
   AFC Enterprises * +                                          1,100       17
   America's Car Mart, Inc. * +                                   480        9
   Asbury Automotive Group, Inc. *                                712       14
   Big 5 Sporting Goods Corp.                                   1,091       24
   Big Lots, Inc. * +                                           5,800       74
   BJ's Restaurants, Inc. * +                                     706       18
   Blair Corp. +                                                  133        5
   Blockbuster, Inc., Class A +                                10,400       40
   Bob Evans Farms, Inc.                                        2,104       61
   Bombay (The) Co., Inc. * +                                   2,397        8
   Bon-Ton Stores +                                               300        8
   Brown Shoe Co., Inc.                                           909       43
   Buckle (The), Inc.                                             405       15
   Buffalo Wild Wings, Inc. * +                                   371       14
   Build-A-Bear Workshop, Inc. * +                                500       14
   Burlington Coat Factory Warehouse Corp.                      1,044       47
   Cabela's, Inc., Class A * +                                  1,600       30
   Cache, Inc. *                                                  662       12
   California Pizza Kitchen, Inc. * +                             994       30
   Casey's General Stores, Inc.                                 2,587       68
   Cash America International, Inc.                             1,491       40
   Casual Male Retail Group, Inc. * +                           1,373       13
   Cato (The) Corp., Class A                                    1,606       34
   CEC Entertainment, Inc. *                                    1,830       60
   Charlotte Russe Holding, Inc. *                                810       15
   Charming Shoppes, Inc. *                                     6,123       82
   Children's Place Retail Stores (The), Inc. * +               1,107       52
   Christopher & Banks Corp.                                    1,860       41
   Citi Trends, Inc. * +                                          200        9
   CKE Restaurants, Inc. +                                      3,005       51
   Coldwater Creek, Inc. *                                      2,818       63
   Conn's, Inc. * +                                               200        7
   Cost Plus, Inc. of California * +                            1,186       23
   CSK Auto Corp. *                                             2,412       38
   Dave & Buster's, Inc. * +                                      655       12
   DEB Shops, Inc.                                                178        6
   dELiA*s, Inc. * +                                            1,303       12
   Denny's Corp. * +                                            5,000       22
   Design Within Reach, Inc. * +                                1,000        6
   Domino's Pizza, Inc.                                         1,761       45
   Dress Barn, Inc. * +                                         1,256       54
   DSW, Inc., Class A * +                                         636       18
   Finish Line (The), Inc., Class A                             2,286       38
   First Cash Financial Services, Inc. * +                      1,400       24
   Fred's, Inc. +                                               2,188       31
   GameStop Corp., Class A * +                                    558       22
   GameStop Corp., Class B *                                    2,600       95
   Genesco, Inc. *                                              1,188       48
   Group 1 Automotive, Inc.                                     1,087       42
   Guitar Center, Inc. * +                                      1,678       87
   Haverty Furniture Cos., Inc. +                               1,140       16
   Hibbett Sporting Goods, Inc. *                               1,846       59
   HOT Topic, Inc. *                                            2,345       31
   IHOP Corp. +                                                   967       49
   Insight Enterprises, Inc. *                                  2,632       57
   J. Jill Group (The), Inc. * +                                1,091       26
   Jack in the Box, Inc. *                                      1,889       76
   Jo-Ann Stores, Inc. * +                                      1,223       16
   Jos. A. Bank Clothiers, Inc. * +                               984       44
   Kenneth Cole Productions, Inc., Class A                        544       15
   Krispy Kreme Doughnuts, Inc. * +                             3,000       20
   Landry's Restaurants, Inc. +                                   820       25
   Lithia Motors, Inc., Class A                                   809       26
   Lone Star Steakhouse & Saloon, Inc.                            972       26
   Longs Drug Stores Corp.                                      1,563       60
   Luby's, Inc. *                                               1,300       19
   MarineMax, Inc. *                                              719       22
   McCormick & Schmick's Seafood Restaurants, Inc. *              300        7

             NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 20 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS
   SCHEDULE OF INVESTMENTS
   SMALL COMPANY INDEX PORTFOLIO (continued)

                                                           NUMBER   VALUE
                                                          OF SHARES (000S)
                                                          --------- ------
COMMON STOCKS - 98.0% - CONTINUED

Retail - 5.9% - (continued)
   Movado Group, Inc.                                         896   $   20
   Movie Gallery, Inc. +                                    1,462        5
   New York & Co., Inc. * +                                   600       10
   Nu Skin Enterprises, Inc., Class A +                     2,864       52
   O'Charleys, Inc. *                                       1,236       22
   P.F. Chang's China Bistro, Inc. * +                      1,609       78
   Pacific Sunwear of California, Inc. *                    4,300      102
   Pantry (The), Inc. * +                                   1,009       60
   Papa John's International, Inc. *                        1,348       44
   Payless Shoesource, Inc. *                               3,467       82
   Pep Boys - Manny, Moe & Jack +                           2,833       44
   Petco Animal Supplies, Inc. *                            3,100       60
   Pier 1 Imports, Inc. +                                   4,400       46
   Rare Hospitality International, Inc. *                   1,797       58
   Red Robin Gourmet Burgers, Inc. * +                        755       30
   Regis Corp.                                              2,629      101
   Restoration Hardware, Inc. *                             1,642        9
   Retail Ventures, Inc. * +                                  900       12
   Ruby Tuesday, Inc. +                                     3,404       97
   Rush Enterprises, Inc., Class A *                        1,200       22
   Ruth's Chris Steak House *                                 700       15
   Ryan's Restaurant Group, Inc. * +                        2,241       30
   School Specialty, Inc. * +                               1,222       43
   Select Comfort Corp. * +                                 2,093       76
   Sharper Image Corp. * +                                    677        8
   Shoe Carnival, Inc. *                                      422        9
   Smart & Final, Inc. *                                      746       11
   Sonic Automotive, Inc. +                                 1,666       44
   Sports Authority (The), Inc. * +                         1,400       51
   Stage Stores, Inc.                                       1,485       43
   Steak n Shake (The) Co. *                                1,520       28
   Stein Mart, Inc.                                         1,445       24
   Systemax, Inc. * +                                         200        1
   Talbots, Inc. +                                          1,200       32
   Texas Roadhouse, Inc., Class A * +                       2,300       35
   Too, Inc. *                                              1,699       52
   Tractor Supply Co. * +                                   1,910      121
   Trans World Entertainment Corp. * +                      1,256        8
   Triarc Cos., Inc., Class B                               2,165       34
   Tuesday Morning Corp.                                    1,430       31
   Under Armour, Inc., Class A * +                            787       22
   United Auto Group, Inc. +                                1,450       63
   West Marine, Inc. * +                                      771       10
   Wet Seal (The), Inc., Class A * +                        3,300       18
   World Fuel Services Corp.                                1,410       43
   Zale Corp. *                                             2,570       67
   Zumiez, Inc. * +                                           200       11
                                                                    ------
                                                                     4,240
                                                                    ------
Savings & Loans - 1.8%
   Anchor BanCorp Wisconsin, Inc.                           1,228       37
   BankAtlantic Bancorp, Inc., Class A                      2,384       33
   BankUnited Financial Corp., Class A +                    1,930       54
   Berkshire Hills Bancorp, Inc.                              434       14
   Beverly Hills Bancorp, Inc.                                690        7
   Brookline Bancorp, Inc.                                  3,187       48
   Charter Financial Corp. of Georgia                         246        9
   Clifton Savings Bancorp, Inc. +                            500        5
   Commercial Capital Bancorp, Inc.                         2,791       40
   Dime Community Bancshares                                1,444       20
   Fidelity Bankshares, Inc.                                1,141       37
   First Defiance Financial Corp. +                           300        8
   First Financial Holdings, Inc.                             657       21
   First Niagara Financial Group, Inc.                      6,615       93
   First Place Financial Corp. of Ohio +                      789       19
   FirstFed Financial Corp. * +                             1,075       65
   Flagstar Bancorp, Inc. +                                 1,873       29
   Flushing Financial Corp.                                   990       16
   Franklin Bank Corp. of Houston * +                       1,100       19
   Harbor Florida Bancshares, Inc. +                        1,053       40
   Horizon Financial Corp. +                                  599       15
   Investors Bancorp, Inc. * +                              2,900       36
   ITLA Capital Corp. *                                       324       15
   Kearny Financial Corp. +                                 1,179       16
   KNBT Bancorp, Inc.                                       1,600       25
   MAF Bancorp, Inc.                                        1,897       81
   NASB Financial, Inc. +                                     199        7
   NewAlliance Bancshares, Inc. +                           5,800       82
   Northwest Bancorp, Inc. +                                1,094       25
   OceanFirst Financial Corp. +                               534       13
   Partners Trust Financial Group, Inc. +                   2,523       30
   PennFed Financial Services, Inc. +                         590       11
   PFF Bancorp, Inc.                                        1,077       34
   Provident Financial Holdings                               278        8
   Provident Financial Services, Inc. +                     4,527       84

EQUITY PORTFOLIOS 21 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

                                                  FEBRUARY 28, 2006 (UNAUDITED)

                                                                           NUMBER   VALUE
                                                                          OF SHARES (000S)
                                                                          --------- ------
COMMON STOCKS - 98.0% - CONTINUED

Savings & Loans - 1.8% - (continued)
   Provident New York Bancorp +                                             1,953   $   23
   Rockville Financial, Inc. * +                                              217        3
   Sound Federal Bancorp, Inc. +                                              882       18
   Sterling Financial Corp. of Washington                                   1,827       53
   TierOne Corp.                                                              946       31
   United Community Financial Corp. of Ohio +                               1,512       19
   Wauwatosa Holdings, Inc. * +                                               309        4
   Westfield Financial, Inc. +                                                433       11
   WSFS Financial Corp.                                                       221       13
                                                                                    ------
                                                                                     1,271
                                                                                    ------
Semiconductors - 4.6%
   Actel Corp. *                                                            1,409       21
   ADE Corp. *                                                                500       17
   AMIS Holdings, Inc. * +                                                  2,400       21
   Amkor Technology, Inc. * +                                               5,500       49
   Applied Micro Circuits Corp. * +                                        15,800       57
   Asyst Technologies, Inc. *                                               2,791       27
   Atmel Corp. * +                                                         21,600       98
   ATMI, Inc. *                                                             2,047       61
   Axcelis Technologies, Inc. *                                             5,553       38
   Brooks Automation, Inc. *                                                3,802       60
   Cabot Microelectronics Corp. * +                                         1,281       44
   Cirrus Logic, Inc. *                                                     4,608       35
   Cohu, Inc.                                                               1,205       25
   Conexant Systems, Inc. *                                                24,200       72
   Credence Systems Corp. *                                                 4,721       41
   Cypress Semiconductor Corp. * +                                          7,400      131
   Diodes, Inc. * +                                                           893       34
   DSP Group, Inc. *                                                        1,483       40
   EMCORE Corp. * +                                                         1,800       14
   Emulex Corp. *                                                           4,500       80
   Entegris, Inc. *                                                         6,048       63
   Exar Corp. * +                                                           2,020       25
   Fairchild Semiconductor International, Inc. *                            6,800      118
   Formfactor, Inc. * +                                                     2,000       74
   Genesis Microchip, Inc. * +                                              2,100       45
   Integrated Device Technology, Inc. *                                    11,000      163
   Integrated Silicon Solutions, Inc. * +                                   2,209       14
   IXYS Corp. *                                                             1,327       14
   Kopin Corp. * +                                                          3,589       16
   Kulicke & Soffa Industries, Inc. * +                                     2,631       29
   Lattice Semiconductor Corp. *                                            6,267       28
   Leadis Technology, Inc. * +                                              1,400        8
   LTX Corp. * +                                                            3,382       19
   Mattson Technology, Inc. *                                               2,321       28
   Micrel, Inc. *                                                           3,415       48
   Microsemi Corp. *                                                        3,636      112
   Microtune, Inc. * +                                                      2,877       16
   MIPS Technologies, Inc. *                                                2,300       19
   MKS Instruments, Inc. *                                                  1,750       39
   Monolithic Power Systems, Inc. * +                                         900       15
   Netlogic Microsystems, Inc. * +                                            581       21
   Omnivision Technologies, Inc. * +                                        2,686       68
   ON Semiconductor Corp. *                                                 9,432       62
   Pericom Semiconductor Corp. * +                                          1,341       12
   Photronics, Inc. * +                                                     2,079       37
   Pixelworks, Inc. * +                                                     2,555       12
   PLX Technology, Inc. *                                                   1,200       14
   PMC - Sierra, Inc. *                                                     9,900      101
   Portalplayer, Inc. * +                                                   1,011       26
   Power Integrations, Inc. * +                                             1,595       40
   Rambus, Inc. * +                                                         5,300      165
   Rudolph Technologies, Inc. * +                                           1,652       27
   Semitool, Inc. * +                                                         945       12
   Semtech Corp. *                                                          3,900       73
   Sigmatel, Inc. * +                                                       1,900       20
   Silicon Image, Inc. *                                                    4,100       45
   Silicon Laboratories, Inc. *                                             2,400      115
   Sirf Technology Holdings, Inc. * +                                       2,000       75
   Skyworks Solutions, Inc. *                                               8,065       42
   Standard Microsystems Corp. * +                                          1,055       34
   Supertex, Inc. * +                                                         537       18
   Tessera Technologies, Inc. *                                             2,200       69
   Transwitch Corp. * +                                                     5,600       10
   Triquint Semiconductor, Inc. *                                           7,599       36
   Ultratech, Inc. * +                                                      1,267       25
   Varian Semiconductor Equipment Associates, Inc. *                        2,161      102
   Veeco Instruments, Inc. * +                                              1,390       28
   Virage Logic Corp. *                                                       500        5
   Vitesse Semiconductor Corp. * +                                         11,942       38
   Volterra Semiconductor Corp. * +                                           800       14
   Zoran Corp. *                                                            2,357       47
                                                                                    ------
                                                                                     3,251
                                                                                    ------

             NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 22 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS
   SCHEDULE OF INVESTMENTS
   SMALL COMPANY INDEX PORTFOLIO (continued)

                                                               NUMBER   VALUE
                                                              OF SHARES (000S)
                                                              --------- ------
COMMON STOCKS - 98.0% - CONTINUED

Software - 3.3%
   Acxiom Corp.                                                 4,979   $  129
   Advent Software, Inc. *                                      1,101       31
   Allscripts Healthcare Solutions, Inc. * +                    2,054       39
   Altiris, Inc. * +                                            1,202       24
   American Reprographics Co. *                                   740       21
   AMICAS, Inc. *                                               2,200       11
   Ansys, Inc. *                                                1,800       85
   Aspen Technology, Inc. * +                                   2,360       28
   Atari, Inc. *                                                2,200        2
   Blackbaud, Inc.                                                600       11
   Blackboard, Inc. *                                           1,000       29
   Borland Software Corp. * +                                   4,322       23
   Bottomline Technologies, Inc. *                                900       11
   Computer Programs & Systems, Inc.                              398       18
   Concur Technologies, Inc. * +                                1,630       25
   CSG Systems International, Inc. *                            2,580       57
   Dendrite International, Inc. * +                             2,262       30
   Digi International, Inc. * +                                 1,300       14
   Eclipsys Corp. *                                             2,073       53
   eFunds Corp. *                                               2,459       67
   Emageon, Inc. * +                                              800       14
   Epicor Software Corp. *                                      2,705       34
   EPIQ Systems, Inc. * +                                         710       16
   FalconStor Software, Inc. *                                  1,215       11
   Filenet Corp. *                                              2,081       54
   Infocrossing, Inc. * +                                       1,000       12
   Informatica Corp. *                                          4,482       72
   infoUSA, Inc. *                                              1,878       22
   InPhonic, Inc. * +                                             914        5
   Inter-Tel, Inc. +                                            1,074       21
   Intervideo, Inc. *                                             500        6
   JDA Software Group, Inc. * +                                 1,619       22
   Keane, Inc. *                                                2,449       29
   Lawson Software, Inc. * +                                    3,195       25
   Majesco Entertainment Co. * +                                1,200        1
   Mantech International Corp., Class A *                         857       24
   MapInfo Corp. *                                              1,200       16
   MicroStrategy, Inc., Class A *                                 757       69
   Midway Games, Inc. * +                                       1,021       10
   MoneyGram International, Inc.                                4,937      142
   MRO Software, Inc. *                                         1,019       15
   NetIQ Corp. * +                                              2,273       26
   Nuance Communications, Inc. * +                              6,694       72
   Open Solutions, Inc. *                                       1,111       30
   Packeteer, Inc. * +                                          1,722       21
   Parametric Technology Corp. *                                5,566       85
   PDF Solutions, Inc. *                                          929       16
   Pegasystems, Inc. *                                            755        6
   Per-Se Technologies, Inc. * +                                1,873       47
   Phase Forward, Inc. *                                        1,300       13
   Phoenix Technologies Ltd. * +                                1,200        8
   Progress Software Corp. *                                    2,050       60
   QAD, Inc.                                                      875        7
   Quality Systems, Inc. * +                                      540       37
   Quest Software, Inc. *                                       3,438       50
   Renaissance Learning, Inc. +                                   418        7
   Schawk, Inc. +                                                 696       17
   Seachange International, Inc. * +                            1,352       12
   Serena Software, Inc. * +                                    1,511       36
   SPSS, Inc. *                                                   893       29
   SSA Global Technologies, Inc. * +                              400        7
   THQ, Inc. * +                                                3,555       85
   Transaction Systems Architects, Inc. *                       1,954       65
   Trident Microsystems, Inc. *                                 2,600       73
   Ulticom, Inc. *                                                610        7
   Ultimate Software Group, Inc. *                              1,200       28
   VeriFone Holdings, Inc. *                                    1,300       34
   Verint Systems, Inc. *                                         696       25
   Wind River Systems, Inc. *                                   3,648       56
   Witness Systems, Inc. *                                      1,569       37
                                                                        ------
                                                                         2,324
                                                                        ------
Storage/Warehousing - 0.1%
   Mobile Mini, Inc. * +                                          727       40
                                                                        ------
Telecommunications - 4.2%
   3Com Corp. *                                                21,623      101
   Adaptec, Inc. * +                                            5,691       36
   Adtran, Inc.                                                 3,694      102
   Aeroflex, Inc. *                                             3,928       51
   Airspan Networks, Inc. * +                                   2,100       13
   Alaska Communications Systems Group, Inc. +                    800        9
   Anaren, Inc. *                                                 897       15
   Anixter International, Inc. +                                1,891       87
   Applied Signal Technology, Inc.                                602       14
   Arris Group, Inc. *                                          5,599       71

EQUITY PORTFOLIOS 23 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

                                                  FEBRUARY 28, 2006 (UNAUDITED)

                                                                      NUMBER   VALUE
                                                                     OF SHARES (000S)
                                                                     --------- ------
COMMON STOCKS - 98.0% - CONTINUED

Telecommunications - 4.2% - (continued)
   Atheros Communications, Inc. *                                      1,800   $   37
   Black Box Corp.                                                       903       43
   Broadwing Corp. * +                                                 3,324       30
   C-COR, Inc. * +                                                     2,873       20
   Centennial Communications Corp. * +                                 1,100        8
   CIENA Corp. * +                                                    29,400      118
   Cincinnati Bell, Inc. *                                            13,159       54
   Commonwealth Telephone Enterprises, Inc.                            1,100       35
   CommScope, Inc. * +                                                 3,140       75
   Comtech Telecommunications * +                                      1,147       36
   Consolidated Communications Holdings, Inc. +                          500        7
   CT Communications, Inc. +                                           1,127       15
   Ditech Communications Corp. *                                       1,701       18
   Dobson Communications Corp., Class A *                              7,294       53
   EndWave Corp. * +                                                     398        4
   Essex Corp. * +                                                       900       20
   Extreme Networks * +                                                6,755       31
   Fairpoint Communications, Inc. +                                    1,590       22
   Finisar Corp. * +                                                  10,043       28
   Foundry Networks, Inc. *                                            6,300       88
   General Communication, Inc., Class A *                              3,019       34
   Glenayre Technologies, Inc. * +                                     3,500       14
   GlobeTel Communications Corp. * +                                   3,800       11
   Golden Telecom, Inc. +                                              1,109       33
   Harmonic, Inc. * +                                                  3,805       22
   Hypercom Corp. *                                                    2,717       21
   IDT Corp., Class B * +                                              3,200       38
   Interdigital Communications Corp. * +                               2,700       70
   Intrado, Inc. *                                                     1,007       26
   Iowa Telecommunications Services, Inc.                              1,300       23
   Ixia * +                                                            1,759       21
   Level 3 Communications, Inc. * +                                   43,566      148
   Mastec, Inc. * +                                                    1,519       20
   MRV Communications, Inc. * +                                        5,371       16
   Netgear, Inc. *                                                     1,600       27
   NeuStar, Inc., Class A *                                            1,500       43
   Newport Corp. * +                                                   1,857       33
   North Pittsburgh Systems, Inc. +                                      829       17
   Novatel Wireless, Inc. * +                                          1,600       13
   Oplink Communications, Inc. * +                                       842       14
   Plantronics, Inc.                                                   2,500       86
   Polycom, Inc. *                                                     5,500      107
   Powerwave Technologies, Inc. *                                      6,206       91
   Premiere Global Services, Inc. *                                    3,979       33
   Price Communications Corp. * +                                      2,427       41
   RCN Corp. * +                                                       1,300       32
   RF Micro Devices, Inc. *                                            9,682       65
   SafeNet, Inc. * +                                                   1,260       31
   SBA Communications Corp., Class A * +                               4,725      106
   Shenandoah Telecom Co. +                                              348       15
   Sonus Networks, Inc. * +                                           12,700       62
   Spectralink Corp. +                                                 1,109       14
   SureWest Communications +                                             808       20
   Sycamore Networks, Inc. *                                           9,072       42
   SymmetriCom, Inc. * +                                               2,529       23
   Syniverse Holdings, Inc. *                                            970       14
   Talk America Holdings, Inc. * +                                     1,786       15
   Tekelec *                                                           3,077       41
   Telkonet, Inc. * +                                                  2,400       10
   Terayon Communication Systems, Inc. * +                             4,383       12
   Time Warner Telecom, Inc., Class A * +                              2,536       32
   Ubiquitel, Inc. * +                                                 4,000       39
   USA Mobility, Inc. * +                                              1,462       42
   UTStarcom, Inc. * +                                                 5,700       36
   Valor Communications Group, Inc.                                    1,680       21
   Viasat, Inc. *                                                      1,191       32
   Westell Technologies, Inc., Class A * +                             2,992       14
   Wireless Facilities, Inc. * +                                       3,310       15
   Zhone Technologies, Inc. * +                                        6,005       15
                                                                               ------
                                                                                2,991
                                                                               ------
Textiles - 0.1%
   Angelica Corp. +                                                      496       10
   Dixie Group, Inc. * +                                                 595       10
   G & K Services, Inc., Class A +                                       988       38
   Innovo Group, Inc. * +                                              1,900        2
   Unifirst Corp. of Massachusetts +                                     474       16
                                                                               ------
                                                                                   76
                                                                               ------
Toys, Games & Hobbies - 0.1%
   Jakks Pacific, Inc. * +                                             1,378       34
   Leapfrog Enterprises, Inc. * +                                      1,800       21
   RC2 Corp. *                                                           900       32
   Topps (The) Co. +                                                   2,165       18
                                                                               ------
                                                                                  105
                                                                               ------

             NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 24 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS
   SCHEDULE OF INVESTMENTS
   SMALL COMPANY INDEX PORTFOLIO (continued)

                                                                               NUMBER    VALUE
                                                                              OF SHARES  (000S)
                                                                             ----------- -------
COMMON STOCKS - 98.0% - CONTINUED

Transportation - 1.5%
   ABX Air, Inc. *                                                                 3,100 $    25
   Arkansas Best Corp.                                                             1,522      63
   Bristow Group, Inc. *                                                           1,242      37
   Covenant Transport, Inc., Class A *                                               564       9
   Dynamex, Inc. * +                                                                 539      11
   EGL, Inc. *                                                                     1,691      68
   Florida East Coast Industries, Inc.                                             1,642      83
   Forward Air Corp.                                                               1,686      60
   Frozen Food Express Industries, Inc. *                                            258       3
   Genesee & Wyoming, Inc., Class A *                                              1,236      57
   Gulfmark Offshore, Inc. *                                                         840      23
   Heartland Express, Inc. +                                                       2,459      57
   Horizon Lines, Inc., Class A +                                                    354       5
   HUB Group, Inc., Class A *                                                      1,200      50
   Kansas City Southern * +                                                        3,792      88
   Kirby Corp. *                                                                   1,143      70
   Knight Transportation, Inc. +                                                   2,966      59
   Maritrans, Inc. +                                                                 500      11
   Marten Transport Ltd. *                                                           750      18
   Old Dominion Freight Line, Inc. *                                               1,458      38
   Pacer International, Inc.                                                       2,046      65
   PAM Transportation Services, Inc. *                                               196       4
   RailAmerica, Inc. *                                                             2,163      21
   SCS Transportation, Inc. *                                                        873      24
   Sirva, Inc. * +                                                                 1,400      11
   U.S. Xpress Enterprises, Inc., Class A *                                          444       8
   USA Truck, Inc. * +                                                               300       9
   Werner Enterprises, Inc. +                                                      3,158      61
                                                                                         -------
                                                                                           1,038
                                                                                         -------
Trucking & Leasing - 0.2%
   AMERCO, Inc. *                                                                    500      44
   GATX Corp.                                                                      2,541     101
   Greenbrier Cos., Inc.                                                             324      12
   Interpool, Inc.                                                                   300       6
   TAL International Group, Inc. * +                                                 687      15
                                                                                         -------
                                                                                             178
                                                                                         -------
Water - 0.2%
   American States Water Co. +                                                       843      29
   California Water Service Group +                                                  895      39
   Connecticut Water Service, Inc. +                                                 474      12
   Middlesex Water Co. +                                                             698      13
   Pico Holdings, Inc. * +                                                           466      16
   SJW Corp.                                                                         429      22
   Southwest Water Co. +                                                           1,218      22
                                                                                         -------
                                                                                             153
                                                                                         -------
Total Common Stocks
(Cost $49,283)                                                                            69,877
                                                                                         -------

                                                                              PRINCIPAL
                                                                               AMOUNT    VALUE
                                                                               (000S)    (000S)
                                                                             ----------- -------
CONVERTIBLE BOND - 0.0%

Distribution/Wholesale - 0.0%
   Timco Aviation Services, Inc., /(1)/*
       8.00%, 1/2/07............................................             $         1       -
                                                                                         -------
Total Convertible Bond
(Cost $1)                                                                                      -
                                                                                         -------

                                                                               NUMBER    VALUE
                                                                              OF SHARES  (000S)
                                                                             ----------- -------
INVESTMENT COMPANY - 44.0%

   Northern Institutional Funds - Liquid Assets Portfolio /(2)/               31,340,107  31,340
                                                                                         -------
Total Investment Company
(Cost $31,340)                                                                            31,340
                                                                                         -------
OTHER - 0.0%

   Escrow DLB Oil & Gas                                                              400       -
   Escrow MascoTech, Inc.                                                         10,600       -
   Escrow Position PetroCorp.                                                        420       -
                                                                                         -------
Total Other
(Cost $-)                                                                                      -
                                                                                         -------
RIGHTS - 0.0%

   CSF Holdings, Inc.                                                              2,000       -
   Revlon, Inc. *                                                                  7,400       -
                                                                                         -------
Total Rights
(Cost $1)                                                                                      -
                                                                                         -------
WARRANTS - 0.0%

   Optical Cable Corp., Exp. 10/24/07 *                                              232       -
   Redback Networks, Inc., Exp. 1/2/11 *                                             182       3

EQUITY PORTFOLIOS 25 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

                                                  FEBRUARY 28, 2006 (UNAUDITED)


                                                                          NUMBER     VALUE
                                                                         OF SHARES   (000S)
                                                                         --------- ---------
WARRANTS - 0.0% - CONTINUED

   Redback Networks, Inc., Exp. 1/2/11 *                                      191  $       2
                                                                                   ---------
Total Warrants
(Cost $-)                                                                                  5
                                                                                   ---------

                                                                         PRINCIPAL
                                                                          AMOUNT     VALUE
                                                                          (000S)     (000S)
                                                                         --------- ---------
SHORT-TERM INVESTMENTS - 1.8%

   Societe Generale, Grand Cayman, Eurodollar Time Deposit,
       4.60%, 3/1/06                                                      $ 1,101      1,101
   U.S. Treasury Bill, /(3)/
       4.01%, 4/6/06                                                          160        159
                                                                                   ---------
Total Short-Term Investments
(Cost $1,260)                                                                          1,260
                                                                                   ---------
Total Investments - 143.8%
(Cost $81,885)                                                                       102,482
                                                                                   ---------
   Liabilities less Other Assets - (43.8)%                                           (31,209)
                                                                                   ---------
NET ASSETS - 100.0%                                                                $  71,273

(1) Fair valued security
(2) Investment relates to cash collateral received from portfolio securities loaned.
(3) Security pledged as collateral to cover margin requirements for open futures contracts.

*   Non-Income Producing Security
+   Security is either wholly or partially on loan.

At February 28, 2006, the Small Company Index Portfolio had open futures contracts as follows:

                                      NOTIONAL                   UNREALIZED
                            NUMBER OF  AMOUNT  CONTRACT CONTRACT    GAIN
TYPE                        CONTRACTS  (000S)  POSITION   EXP.     (000S)
----                        --------- -------- -------- -------- ----------
Russell 2000                    3      $1,098    Long     3/06      $72

At February 28, 2006, the industry sectors for the Small Company Index Portfolio were:

                                              % OF LONG-TERM
INDUSTRY SECTOR                                INVESTMENTS
---------------                               --------------
Consumer Discretionary                             14.0%
Consumer Staples                                    2.7
Energy                                              6.1
Financials                                         20.8
Health Care                                        12.7
Industrials                                        15.4
Information Technology                             19.5
Materials                                           5.0
Telecommunication Services                          1.4
Utilities                                           2.4
                                                  -----
Total                                             100.0%

Federal Tax Information:
At February 28, 2006, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                      $ 81,885
                                                     --------
Gross tax appreciation of investments                $ 23,054
Gross tax depreciation of investments                  (2,457)
                                                     --------
Net tax appreciation of investments                  $ 20,597
                                                     --------

             NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 26 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS
   SCHEDULE OF INVESTMENTS
   MID CAP GROWTH PORTFOLIO

                                                              NUMBER   VALUE
                                                             OF SHARES (000S)
                                                             --------- ------
COMMON STOCKS - 96.8%

Apparel - 1.5%
   Polo Ralph Lauren Corp.                                     5,500   $  319
                                                                       ------
Biotechnology - 1.9%
   Celgene Corp. * +                                           5,000      190
   Medimmune, Inc. *                                           5,800      212
                                                                       ------
                                                                          402
                                                                       ------
Building Materials - 1.0%
   Masco Corp.                                                 6,700      209
                                                                       ------
Commercial Services - 5.4%
   Corporate Executive Board Co.                               3,400      340
   Education Management Corp. *                                9,100      342
   Moody's Corp.                                               3,200      214
   Robert Half International, Inc.                             7,000      252
                                                                       ------
                                                                        1,148
                                                                       ------
Data Processing - 2.7%
   Ceridian Corp. *                                           12,400      321
   Global Payments, Inc.                                       4,800      250
                                                                       ------
                                                                          571
                                                                       ------
Distribution/Wholesale - 1.4%
   Grainger (W.W.), Inc.                                       4,200      311
                                                                       ------
Diversified Financial Services - 2.8%
   Chicago Mercantile Exchange Holdings, Inc.                    400      170
   Nuveen Investments, Inc., Class A                           4,500      217
   Price (T. Rowe) Group, Inc.                                 2,700      207
                                                                       ------
                                                                          594
                                                                       ------
Electronics - 1.0%
   Mettler-Toledo International, Inc. *                        3,700      224
                                                                       ------
Entertainment - 1.0%
   DreamWorks Animation SKG, Inc., Class A * +                 8,000      216
                                                                       ------
Food - 2.3%
   Dean Foods Co. *                                            8,400      315
   McCormick & Co., Inc.                                       5,100      167
                                                                       ------
                                                                          482
                                                                       ------
Healthcare - Products - 1.1%
   Dade Behring Holdings, Inc.                                 6,500      237
                                                                       ------
Healthcare - Services - 9.7%
   Aetna, Inc.                                                 6,800      347
   Caremark Rx, Inc. *                                         4,600      229
   Manor Care, Inc.                                            6,300      260
   McKesson Corp.                                              7,500      406
   Pediatrix Medical Group, Inc. *                             3,000      283
   Sierra Health Services, Inc. *                              9,500      396
   United Surgical Partners International, Inc. * +            4,100      144
                                                                       ------
                                                                        2,065
                                                                       ------
Household Durables - 1.5%
   Harman International Industries, Inc.                       2,900      320
                                                                       ------
Household Products/Wares - 1.3%
   Scotts Miracle-Gro (The) Co., Class A                       5,700      273
                                                                       ------
Insurance - 5.0%
   Assurant, Inc.                                              7,700      350
   CIGNA Corp.                                                 2,600      319
   W.R. Berkley Corp.                                          6,700      388
                                                                       ------
                                                                        1,057
                                                                       ------
Internet - 1.4%
   Websense, Inc. * +                                          4,700      291
                                                                       ------
Leisure Time - 1.0%
   Harley-Davidson, Inc. +                                     4,100      215
                                                                       ------
Machinery - Diversified - 1.2%
   Rockwell Automation, Inc.                                   3,900      266
                                                                       ------
Media - 2.0%
   Meredith Corp. +                                            3,800      209
   Univision Communications, Inc., Class A *                   6,500      218
                                                                       ------
                                                                          427
                                                                       ------
Metal Fabrication/Hardware - 1.7%
   Precision Castparts Corp.                                   7,000      371
                                                                       ------
Mining - 1.1%
   Freeport-McMoRan Copper & Gold, Inc., Class B               4,700      238
                                                                       ------
Miscellaneous Manufacturing - 2.1%
   ESCO Technologies, Inc. * +                                 4,600      233
   ITT Industries, Inc.                                        3,900      205
                                                                       ------
                                                                          438
                                                                       ------
Oil & Gas - 6.7%
   EOG Resources, Inc.                                         5,700      384
   Forest Oil Corp. * +                                        5,300      263
   Newfield Exploration Co. *                                  7,400      286
   Rowan Cos., Inc.                                            4,800      193
   Sunoco, Inc.                                                4,100      304
                                                                       ------
                                                                        1,430
                                                                       ------
Oil & Gas Services - 2.4%
   Cooper Cameron Corp. *                                      5,800      235
   Grant Prideco, Inc. *                                       6,700      271
   Hanover Compressor Co. * +                                    209        3
                                                                       ------
                                                                          509
                                                                       ------

EQUITY PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

                                                  FEBRUARY 28, 2006 (UNAUDITED)


                                                              NUMBER     VALUE
                                                             OF SHARES   (000S)
                                                             ---------- -------
COMMON STOCKS - 96.8% - CONTINUED

Pharmaceuticals - 5.7%
   Allergan, Inc.                                                 3,100 $   335
   Endo Pharmaceuticals Holdings, Inc. *                          9,900     312
   Express Scripts, Inc. *                                        4,100     358
   Gilead Sciences, Inc. *                                        3,400     212
                                                                        -------
                                                                          1,217
                                                                        -------
Restaurants - 2.7%
   Brinker International, Inc.                                    7,200     300
   Starbucks Corp. *                                              7,600     276
                                                                        -------
                                                                            576
                                                                        -------
Retail - 9.0%
   Barnes & Noble, Inc.                                           7,200     310
   Claire's Stores, Inc.                                          1,988      64
   Coach, Inc. *                                                  8,400     300
   Nordstrom, Inc.                                                7,700     293
   Penney (J.C.) Co., Inc.                                        6,200     363
   Ross Stores, Inc.                                              8,900     252
   Talbots, Inc. +                                                6,351     169
   Tiffany & Co.                                                  4,459     166
                                                                        -------
                                                                          1,917
                                                                        -------
Semiconductors - 9.1%
   Analog Devices, Inc.                                           8,200     313
   Broadcom Corp., Class A *                                      5,400     243
   Emulex Corp. *                                                 8,400     149
   Intersil Corp., Class A                                        6,600     187
   Kla-Tencor Corp.                                               4,000     209
   Microchip Technology, Inc.                                     8,700     306
   National Semiconductor Corp.                                  12,500     351
   QLogic Corp. * +                                               4,300     177
                                                                        -------
                                                                          1,935
                                                                        -------
Software - 7.8%
   Autodesk, Inc.                                                 7,300     275
   BEA Systems, Inc. *                                           19,200     220
   Cadence Design Systems, Inc. *                                15,100     268
   Fair Isaac Corp.                                               7,200     307
   Intuit, Inc. *                                                 6,900     335
   Red Hat, Inc. *                                                9,900     266
                                                                        -------
                                                                          1,671
                                                                        -------
Telecommunications - 1.2%
   NII Holdings, Inc. *                                           5,100     261
                                                                        -------
Telecommunications Equipment - 1.0%
   Adtran, Inc. +                                                 7,500     207
                                                                        -------
Transportation - 1.1%
   Landstar System, Inc.                                          5,000     233
                                                                        -------
Total Common Stocks
(Cost $18,531)                                                           20,630
                                                                        -------
INVESTMENT COMPANY - 9.3%

   Northern Institutional Funds -
       Liquid Assets Portfolio /(1)/                          1,976,724   1,977
                                                                        -------
Total Investment Company
(Cost $1,977)                                                             1,977
                                                                        -------
                                                             PRINCIPAL
                                                              AMOUNT     VALUE
                                                              (000S)     (000S)
                                                             ---------- -------
SHORT-TERM INVESTMENT - 0.2%

   Societe Generale, Grand Cayman, Eurodollar Time Deposit,
       4.60%, 3/1/06                                         $       42      42
                                                                        -------
Total Short-Term Investment
(Cost $42)                                                                   42
                                                                        -------
Total Investments - 106.3%
(Cost $20,550)                                                           22,649
                                                                        -------
   Liabilities less Other Assets - (6.3)%                                (1,351)
                                                                        -------
NET ASSETS - 100.0%                                                     $21,298

(1)Investment relates to cash collateral received from portfolio securities loaned.

*  Non-Income Producing Security
+  Security is either wholly or partially on loan.

              NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 2 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS
   SCHEDULE OF INVESTMENTS                   FEBRUARY 28, 2006 (UNAUDITED)
   MID CAP GROWTH PORTFOLIO (continued)

At February 28, 2006, the industry sectors for the Mid Cap Growth Portfolio were:

                                               % OF LONG-TERM
INDUSTRY SECTOR                                 INVESTMENTS
---------------                                --------------
Consumer Discretionary                              21.0%
Consumer Staples                                     2.3
Energy                                               9.4
Financials                                           7.5
Health Care                                         20.6
Industrials                                         11.7
Information Technology                              23.7
Materials                                            2.5
Telecommunication Services                           1.3
                                                   -----
Total                                              100.0%

Federal Tax Information:
At February 28, 2006, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                      $ 20,550
                                                     --------
Gross tax appreciation of investments                $  2,416
Gross tax depreciation of investments                    (317)
                                                     --------
Net tax appreciation of investments                  $  2,099
                                                     --------

EQUITY PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

EQUITY PORTFOLIOS
   SCHEDULE OF INVESTMENTS
   FOCUSED GROWTH PORTFOLIO

                                                           NUMBER   VALUE
                                                          OF SHARES (000S)
                                                          --------- -------
COMMON STOCKS - 97.8%

Aerospace/Defense - 7.4%
   Boeing (The) Co.                                        36,100   $ 2,624
   Lockheed Martin Corp.                                   29,300     2,135
   United Technologies Corp.                               42,900     2,510
                                                                    -------
                                                                      7,269
                                                                    -------
Apparel - 1.4%
   Coach, Inc. *                                           40,000     1,429
                                                                    -------
Beverages - 4.4%
   Coca-Cola (The) Co.                                     35,000     1,469
   PepsiCo, Inc.                                           48,900     2,890
                                                                    -------
                                                                      4,359
                                                                    -------
Biotechnology - 2.7%
   Amgen, Inc. *                                           35,500     2,680
                                                                    -------
Commercial Services - 5.8%
   Accenture Ltd., Class A                                 59,400     1,940
   McKesson Corp.                                          33,400     1,808
   Moody's Corp.                                           29,800     1,997
                                                                    -------
                                                                      5,745
                                                                    -------
Computers - 5.9%
   Apple Computer, Inc. *                                  29,300     2,008
   Hewlett-Packard Co.                                     58,000     1,903
   IBM Corp.                                               24,000     1,926
                                                                    -------
                                                                      5,837
                                                                    -------
Cosmetics/Personal Care - 1.6%
   Procter & Gamble Co.                                    25,600     1,534
                                                                    -------
Diversified Financial Services - 3.8%
   Franklin Resources, Inc.                                17,600     1,807
   Lehman Brothers Holdings, Inc.                          13,300     1,941
                                                                    -------
                                                                      3,748
                                                                    -------
Food - 1.6%
   General Mills, Inc.                                     32,600     1,606
                                                                    -------
Healthcare - Products - 3.2%
   Alcon, Inc.                                              6,900       795
   Johnson & Johnson                                       40,700     2,346
                                                                    -------
                                                                      3,141
                                                                    -------
Healthcare - Services - 3.0%
   Health Net, Inc. *                                      18,100       868
   UnitedHealth Group, Inc.                                36,300     2,114
                                                                    -------
                                                                      2,982
                                                                    -------
Insurance - 1.8%
   Prudential Financial, Inc.                              23,500     1,810
                                                                    -------
Machinery - Construction & Mining - 2.5%
   Caterpillar, Inc.                                       33,400     2,441
                                                                    -------
Media - 1.7%
   McGraw-Hill Cos. (The), Inc.                            31,200     1,656
                                                                    -------
Metal Fabrication/Hardware - 1.2%
   Precision Castparts Corp.                               22,400     1,188
                                                                    -------
Mining - 1.9%
   Freeport-McMoRan Copper & Gold, Inc., Class B           26,700     1,352
   Vulcan Materials Co.                                     6,200       490
                                                                    -------
                                                                      1,842
                                                                    -------
Miscellaneous Manufacturing - 2.5%
   General Electric Co.                                    74,000     2,432
                                                                    -------
Oil & Gas - 3.1%
   Burlington Resources, Inc.                              11,600     1,046
   Helmerich & Payne, Inc.                                 13,900       914
   Talisman Energy, Inc. +                                 20,400     1,072
                                                                    -------
                                                                      3,032
                                                                    -------
Oil & Gas Services - 2.1%
   Cooper Cameron Corp. *                                  20,400       826
   Schlumberger Ltd.                                       10,400     1,196
                                                                    -------
                                                                      2,022
                                                                    -------
Pharmaceuticals - 12.3%
   Allergan, Inc.                                          12,700     1,375
   AstraZeneca PLC ADR                                     38,200     1,767
   Express Scripts, Inc. *                                 18,800     1,640
   Gilead Sciences, Inc. *                                 34,300     2,136
   Merck & Co., Inc.                                       57,800     2,015
   Teva Pharmaceutical Industries Ltd. ADR +               33,900     1,423
   Wyeth                                                   35,700     1,778
                                                                    -------
                                                                     12,134
                                                                    -------
Retail - 7.1%
   Chico's FAS, Inc. * +                                   20,200       950
   Darden Restaurants, Inc.                                28,600     1,200
   Lowe's Cos., Inc.                                       32,100     2,189
   Nordstrom, Inc.                                         41,300     1,569
   Penney (J.C.) Co., Inc.                                 18,100     1,061
                                                                    -------
                                                                      6,969
                                                                    -------
Semiconductors - 3.5%
   Intel Corp.                                             78,700     1,621
   Texas Instruments, Inc.                                 61,900     1,848
                                                                    -------
                                                                      3,469
                                                                    -------

EQUITY PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

                                                  FEBRUARY 28, 2006 (UNAUDITED)


                                                                          NUMBER     VALUE
                                                                         OF SHARES   (000S)
                                                                         ---------- --------
COMMON STOCKS - 97.8% - CONTINUED

Software - 7.2%
   BMC Software, Inc. *                                                      54,868 $  1,200
   Microsoft Corp.                                                          177,500    4,775
   Red Hat, Inc. * +                                                         40,200    1,080
                                                                                    --------
                                                                                       7,055
                                                                                    --------
Telecommunications - 7.0%
   Cisco Systems, Inc. *                                                     89,000    1,801
   Motorola, Inc.                                                           112,100    2,399
   NII Holdings, Inc. * +                                                    21,300    1,091
   Nokia OYJ ADR +                                                           84,400    1,568
                                                                                    --------
                                                                                       6,859
                                                                                    --------
Transportation - 3.1%
   Burlington Northern Santa Fe Corp.                                        18,300    1,439
   Norfolk Southern Corp.                                                    31,700    1,623
                                                                                    --------
                                                                                       3,062
                                                                                    --------
Total Common Stocks
(Cost $87,426)                                                                        96,301
                                                                                    --------
INVESTMENT COMPANY - 5.3%
   Northern Institutional Funds - Liquid Assets Portfolio /(1)/           5,269,962    5,270
                                                                                    --------
Total Investment Company
(Cost $5,270)                                                                          5,270
                                                                                    --------

                                                                         PRINCIPAL
                                                                          AMOUNT     VALUE
                                                                          (000S)     (000S)
                                                                         ---------- --------
SHORT-TERM INVESTMENT - 1.6%

   Societe Generale, Grand Cayman, Eurodollar Time Deposit,
       4.60%, 3/1/06                                                     $    1,544    1,544
                                                                                    --------
Total Short-Term Investment
(Cost $1,544)                                                                          1,544
                                                                                    --------
Total Investments - 104.7%
(Cost $94,240)                                                                       103,115
                                                                                    --------
   Liabilities less Other Assets - (4.7)%                                             (4,608)
                                                                                    --------
NET ASSETS - 100.0%                                                                 $ 98,507

(1)Investment relates to cash collateral received from portfolio securities loaned.

*  Non-Income Producing Security
+  Security is either wholly or partially on loan.

At February 28, 2006, the industry sectors for the Focused Growth Portfolio were:

                                                 % OF LONG-TERM
INDUSTRY SECTOR                                   INVESTMENTS
---------------                                  --------------
Consumer Discretionary                                10.4%
Consumer Staples                                       7.8
Energy                                                 5.3
Financials                                             7.9
Health Care                                           23.6
Industrials                                           17.0
Information Technology                                25.0
Materials                                              1.9
Telecommunication Services                             1.1
                                                     -----
Total                                                100.0%
                                                     -----

Federal Tax Information:
At February 28, 2006, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                      $ 94,240
                                                     --------
Gross tax appreciation of investments                $ 10,008
Gross tax depreciation of investments                  (1,133)
                                                     --------
Net tax appreciation of investments                  $  8,875
                                                     --------

              NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 2 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS
   SCHEDULE OF INVESTMENTS
   DIVERSIFIED GROWTH PORTFOLIO

                                                          NUMBER   VALUE
                                                         OF SHARES (000S)
                                                         --------- ------
COMMON STOCKS - 94.1%

Aerospace/Defense - 3.9%
   Lockheed Martin Corp.                                   8,875   $  647
   United Technologies Corp.                              13,225      773
                                                                   ------
                                                                    1,420
                                                                   ------
Apparel - 1.5%
   NIKE, Inc., Class B                                     6,350      551
                                                                   ------
Banks - 1.9%
   Bank of America Corp.                                  14,950      685
                                                                   ------
Beverages - 2.5%
   PepsiCo, Inc.                                          15,375      909
                                                                   ------
Biotechnology - 2.6%
   Amgen, Inc. *                                           9,725      734
   Biogen Idec, Inc. *                                     4,600      218
                                                                   ------
                                                                      952
                                                                   ------
Chemicals - 1.0%
   Praxair, Inc.                                           6,825      368
                                                                   ------
Commercial Services - 1.8%
   Accenture Ltd., Class A                                19,800      647
                                                                   ------
Computers - 4.7%
   Dell, Inc. *                                           15,475      449
   EMC Corp. of Massachusetts *                           53,925      756
   Hewlett-Packard Co.                                    15,607      512
                                                                   ------
                                                                    1,717
                                                                   ------
Diversified Financial Services - 8.2%
   Citigroup, Inc.                                        16,950      786
   Franklin Resources, Inc.                                6,000      616
   Goldman Sachs Group, Inc.                               5,850      827
   Lehman Brothers Holdings, Inc.                          5,125      748
                                                                   ------
                                                                    2,977
                                                                   ------
Electronics - 1.3%
   Flextronics International Ltd. *                       44,000      475
                                                                   ------
Food - 3.1%
   General Mills, Inc.                                    16,275      802
   Sysco Corp.                                            11,275      339
                                                                   ------
                                                                    1,141
                                                                   ------
Healthcare - Products - 2.1%
   Alcon, Inc.                                             4,600      530
   Medtronic, Inc.                                         4,125      222
                                                                   ------
                                                                      752
                                                                   ------
Healthcare - Services - 3.5%
   Aetna, Inc.                                            10,450      533
   UnitedHealth Group, Inc.                               12,525      729
                                                                   ------
                                                                    1,262
                                                                   ------
Insurance - 9.1%
   AMBAC Financial Group, Inc.                             6,200      466
   American International Group, Inc.                     13,975      927
   Everest Re Group Ltd.                                   5,000      495
   Hartford Financial Services Group, Inc.                 8,700      717
   Prudential Financial, Inc.                              8,850      682
                                                                   ------
                                                                    3,287
                                                                   ------
Leisure Time - 1.4%
   Harley-Davidson, Inc. +                                 9,500      499
                                                                   ------
Lodging - 1.0%
   Marriott International, Inc., Class A                   5,450      373
                                                                   ------
Media - 0.8%
   Disney (Walt) Co.                                      10,550      295
                                                                   ------
Miscellaneous Manufacturing - 5.4%
   Eaton Corp.                                             8,825      615
   General Electric Co.                                   26,600      874
   Tyco International Ltd.                                18,800      485
                                                                   ------
                                                                    1,974
                                                                   ------
Oil & Gas - 7.2%
   Burlington Resources, Inc.                              5,000      451
   EOG Resources, Inc.                                     8,100      546
   Exxon Mobil Corp.                                      20,550    1,220
   GlobalSantaFe Corp.                                     7,425      411
                                                                   ------
                                                                    2,628
                                                                   ------
Oil & Gas Services - 3.5%
   BJ Services Co.                                        16,925      530
   Schlumberger Ltd.                                       2,075      239
   Smith International, Inc.                              13,175      510
                                                                   ------
                                                                    1,279
                                                                   ------
Pharmaceuticals - 6.5%
   Merck & Co., Inc.                                      18,450      643
   Pfizer, Inc.                                           26,100      684
   Teva Pharmaceutical Industries Ltd. ADR                14,725      618
   Wyeth                                                   8,275      412
                                                                   ------
                                                                    2,357
                                                                   ------
Retail - 5.6%
   Lowe's Cos., Inc.                                       5,250      358
   Nordstrom, Inc.                                        15,475      588
   Staples, Inc.                                          23,350      573

EQUITY PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

                                                  FEBRUARY 28, 2006 (UNAUDITED)

                                                                 NUMBER   VALUE
                                                                OF SHARES (000S)
                                                                --------- -------
COMMON STOCKS - 94.1% - CONTINUED

Retail - 5.6% - (continued)
   Wal-Mart Stores, Inc.                                          11,525  $   523
                                                                          -------
                                                                            2,042
                                                                          -------
Semiconductors - 2.8%
   Intel Corp.                                                    29,925      617
   Kla-Tencor Corp.                                                7,300      381
                                                                          -------
                                                                              998
                                                                          -------
Software - 2.8%
   Microsoft Corp.                                                37,475    1,008
                                                                          -------
Telecommunications - 7.6%
   Cisco Systems, Inc. *                                          46,150      934
   Motorola, Inc.                                                 32,550      697
   Nokia OYJ ADR +                                                31,275      581
   Vodafone Group PLC ADR                                         27,350      528
                                                                          -------
                                                                            2,740
                                                                          -------
Transportation - 2.3%
   Burlington Northern Santa Fe Corp.                              5,375      422
   United Parcel Service, Inc., Class B                            5,725      428
                                                                          -------
                                                                              850
                                                                          -------
Total Common Stocks
(Cost $30,071)                                                             34,186
                                                                          -------
INVESTMENT COMPANIES - 2.7%

   SPDR Trust Series 1 +                                           4,925      631
   Northern Institutional Funds - Liquid Assets Portfolio/(1)/   333,705      334
                                                                          -------
Total Investment Companies
(Cost $941)                                                                   965
                                                                          -------

                                                                PRINCIPAL
                                                                 AMOUNT   VALUE
                                                                 (000S)   (000S)
                                                                --------- -------
SHORT-TERM INVESTMENT - 2.3%

   Societe Generale, Grand Cayman, Eurodollar Time Deposit,
       4.60%, 3/1/06                                            $    827      827
                                                                          -------
Total Short-Term Investment
(Cost $827)                                                                   827
                                                                          -------
Total Investments - 99.1%
(Cost $31,839)                                                             35,978

   Other Assets less Liabilities - 0.9%                                       341
                                                                          -------
NET ASSETS - 100.0%                                                       $36,319

(1)Investment relates to cash collateral received from portfolio securities loaned.
* Non-Income Producing Security
+ Security is either wholly or partially on loan.

At February 28, 2006, the industry sectors for the Diversified Growth Portfolio were:

                                              % OF LONG-TERM
                   INDUSTRY SECTOR             INVESTMENTS
                   ---------------            --------------
                   Consumer Discretionary           9.3%
                   Consumer Staples                 7.4
                   Energy                          11.2
                   Financials                      21.7
                   Health Care                     15.3
                   Industrials                     12.2
                   Information Technology          20.3
                   Materials                        1.1
                   Telecommunication Services       1.5
                                                  -----
                   Total                          100.0%

Federal Tax Information:

At February 28, 2006, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

                 Federal tax cost of investments       $31,839
                                                       -------
                 Gross tax appreciation of investments $ 5,024
                 Gross tax depreciation of investments    (885)
                                                       -------
                 Net tax appreciation of investments   $ 4,139
                                                       -------

              NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 2 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS
   SCHEDULE OF INVESTMENTS
   EQUITY INDEX PORTFOLIO

                                                               NUMBER   VALUE
                                                              OF SHARES (000S)
                                                              --------- -------
COMMON STOCKS - 99.1%

Advertising - 0.2%
   Interpublic Group of Cos. (The), Inc. * +                    28,064  $   291
   Omnicom Group                                                11,799      942
                                                                        -------
                                                                          1,233
                                                                        -------
Aerospace/Defense - 2.0%
   Boeing (The) Co.                                             53,063    3,857
   General Dynamics Corp.                                       13,249    1,633
   Goodrich Corp. +                                              7,826      328
   L-3 Communications Holdings, Inc.                             7,500      623
   Lockheed Martin Corp.                                        23,484    1,711
   Northrop Grumman Corp.                                       23,306    1,494
   Raytheon Co.                                                 29,404    1,276
   Rockwell Collins, Inc.                                       11,382      605
   United Technologies Corp.                                    67,028    3,921
                                                                        -------
                                                                         15,448
                                                                        -------
Agriculture - 1.6%
   Altria Group, Inc.                                          136,856    9,840
   Archer-Daniels-Midland Co.                                   42,606    1,352
   Reynolds American, Inc. +                                     5,813      617
   UST, Inc. +                                                  10,934      425
                                                                        -------
                                                                         12,234
                                                                        -------
Airlines - 0.1%
   Southwest Airlines Co.                                       45,830      769
                                                                        -------
Apparel - 0.4%
   Coach, Inc. *                                                25,000      893
   Jones Apparel Group, Inc.                                     8,040      233
   Liz Claiborne, Inc. +                                         6,988      252
   NIKE, Inc., Class B                                          12,484    1,083
   VF Corp.                                                      5,936      325
                                                                        -------
                                                                          2,786
                                                                        -------
Auto Manufacturers - 0.3%
   Ford Motor Co.                                              122,110      973
   General Motors Corp. +                                       37,233      756
   Navistar International Corp. * +                              4,237      125
   PACCAR, Inc.                                                 11,164      780
                                                                        -------
                                                                          2,634
                                                                        -------
Auto Parts & Equipment - 0.2%
   Cooper Tire & Rubber Co. +                                    4,273       64
   Dana Corp. +                                                 10,236       18
   Goodyear Tire & Rubber (The) Co. * +                         12,012      172
   Johnson Controls, Inc. +                                     12,678      903
                                                                        -------
                                                                          1,157
                                                                        -------
Banks - 6.5%
   AmSouth Bancorp +                                            23,861      662
   Bank of America Corp.                                       305,405   14,003
   Bank of New York Co. (The), Inc.                             50,594    1,732
   BB&T Corp.                                                   35,700    1,411
   Comerica, Inc.                                               10,859      622
   Compass Bancshares, Inc.                                      7,300      367
   Fifth Third Bancorp                                          36,456    1,409
   First Horizon National Corp. NA                               8,072      316
   Huntington Bancshares, Inc.                                  16,109      387
   KeyCorp +                                                    27,007    1,007
   M&T Bank Corp. +                                              5,300      596
   Marshall & Ilsley Corp.                                      13,754      605
   Mellon Financial Corp. +                                     27,518      993
   National City Corp.                                          36,220    1,260
   North Fork Bancorporation, Inc.                              31,627      808
   Northern Trust Corp. +                                       12,600      664
   PNC Financial Services Group, Inc.                           19,268    1,356
   Regions Financial Corp.                                      30,135    1,048
   State Street Corp. +                                         21,621    1,351
   SunTrust Banks, Inc. +                                       23,756    1,719
   Synovus Financial Corp. +                                    20,571      583
   U.S. Bancorp                                                119,402    3,691
   Wachovia Corp.                                              102,203    5,731
   Wells Fargo & Co.                                           109,923    7,057
   Zions Bancorporation                                          6,890      569
                                                                        -------
                                                                         49,947
                                                                        -------
Beverages - 2.1%
   Anheuser-Busch Cos., Inc.                                    51,058    2,121
   Brown-Forman Corp., Class B +                                 5,550      391
   Coca-Cola (The) Co.                                         136,113    5,713
   Coca-Cola Enterprises, Inc.                                  20,013      393
   Constellation Brands, Inc., Class A * +                      13,000      342
   Molson Coors Brewing Co., Class B +                           3,796      238
   Pepsi Bottling Group, Inc.                                    9,271      272
   PepsiCo, Inc.                                               109,129    6,451
                                                                        -------
                                                                         15,921
                                                                        -------
Biotechnology - 1.2%
   Amgen, Inc. *                                                81,183    6,128
   Biogen Idec, Inc. *                                          22,283    1,053
   Chiron Corp. * +                                              7,176      328
   Genzyme Corp. *                                              16,957    1,176
   Medimmune, Inc. *                                            16,488      602

EQUITY PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

                                                  FEBRUARY 28, 2006 (UNAUDITED)

                                                            NUMBER   VALUE
                                                           OF SHARES (000S)
                                                           --------- -------
COMMON STOCKS - 99.1% - CONTINUED

Biotechnology - 1.2% - (continued)
   Millipore Corp. *                                          3,278  $   227
                                                                     -------
                                                                       9,514
                                                                     -------
Building Materials - 0.2%
   American Standard Companies, Inc.                         11,752      465
   Masco Corp.                                               27,888      870
                                                                     -------
                                                                       1,335
                                                                     -------
Chemicals - 1.6%
   Air Products & Chemicals, Inc.                            14,564      934
   Ashland, Inc. +                                            4,387      286
   Dow Chemical (The) Co.                                    63,471    2,731
   du Pont (E.I.) de Nemours & Co.                           60,451    2,433
   Eastman Chemical Co.                                       5,290      261
   Ecolab, Inc.                                              12,308      445
   Engelhard Corp.                                            8,014      319
   Hercules, Inc. * +                                         7,337       87
   International Flavors & Fragrances, Inc. +                 5,784      200
   Monsanto Co.                                              17,676    1,483
   PPG Industries, Inc. +                                    10,934      663
   Praxair, Inc.                                             21,432    1,157
   Rohm & Haas Co.                                            9,484      472
   Sherwin-Williams (The) Co. +                               7,395      337
   Sigma-Aldrich Corp. +                                      4,593      296
                                                                     -------
                                                                      12,104
                                                                     -------
Commercial Services - 0.8%
   Apollo Group, Inc., Class A *                              9,601      474
   Cendant Corp.                                             67,338    1,119
   Convergys Corp. * +                                        9,446      164
   Donnelley (R.R.) & Sons Co. +                             14,161      477
   Equifax, Inc.                                              8,555      313
   H&R Block, Inc.                                           21,538      480
   McKesson Corp.                                            20,148    1,091
   Moody's Corp.                                             16,262    1,089
   Paychex, Inc.                                             21,916      878
   Robert Half International, Inc.                           10,547      379
                                                                     -------
                                                                       6,464
                                                                     -------
Computers - 3.9%
   Affiliated Computer Services, Inc., Class A *              8,200      516
   Apple Computer, Inc. *                                    55,412    3,798
   Computer Sciences Corp. *                                 12,210      663
   Dell, Inc. *                                             154,743    4,487
   Electronic Data Systems Corp.                             34,561      923
   EMC Corp. of Massachusetts *                             157,145    2,203
   Gateway, Inc. * +                                         19,624       46
   Hewlett-Packard Co.                                      188,339    6,179
   IBM Corp.                                                103,884    8,336
   Lexmark International, Inc., Class A * +                   7,607      358
   NCR Corp. * +                                             12,092      485
   Network Appliance, Inc. *                                 24,475      812
   Sun Microsystems, Inc. * +                               224,426      936
   Unisys Corp. *                                            23,013      154
                                                                     -------
                                                                      29,896
                                                                     -------
Cosmetics/Personal Care - 2.1%
   Alberto-Culver Co. +                                       5,031      230
   Avon Products, Inc.                                       30,090      868
   Colgate-Palmolive Co.                                     34,024    1,854
   Estee Lauder Cos. (The), Inc., Class A +                   8,000      299
   Procter & Gamble Co.                                     220,360   13,206
                                                                     -------
                                                                      16,457
                                                                     -------
Distribution/Wholesale - 0.1%
   Genuine Parts Co.                                         11,443      510
   Grainger (W.W.), Inc.                                      5,029      372
                                                                     -------
                                                                         882
                                                                     -------
Diversified Financial Services - 8.1%
   American Express Co.                                      81,664    4,400
   Ameriprise Financial, Inc.                                16,192      736
   Bear Stearns Cos. (The), Inc.                              7,549    1,015
   Capital One Financial Corp. +                             19,701    1,726
   Charles Schwab (The) Corp.                                67,822    1,099
   CIT Group, Inc.                                           13,100      704
   Citigroup, Inc.                                          332,682   15,427
   Countrywide Financial Corp.                               39,284    1,355
   E*TRADE Financial Corp. *                                 25,700      657
   Fannie Mae                                                63,595    3,477
   Federated Investors, Inc., Class B +                       5,612      218
   Franklin Resources, Inc.                                   9,721      998
   Freddie Mac                                               45,450    3,063
   Goldman Sachs Group, Inc.                                 29,605    4,183
   Janus Capital Group, Inc. +                               14,207      312
   JPMorgan Chase & Co.                                     230,044    9,464
   Lehman Brothers Holdings, Inc.                            17,930    2,617
   Merrill Lynch & Co., Inc.                                 60,403    4,664
   Morgan Stanley                                            70,830    4,226
   Price (T. Rowe) Group, Inc.                                8,436      648

              NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 2 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS
   SCHEDULE OF INVESTMENTS
   EQUITY INDEX PORTFOLIO (continued)

                                                               NUMBER   VALUE
                                                              OF SHARES (000S)
                                                              --------- -------
COMMON STOCKS - 99.1% - CONTINUED

Diversified Financial Services - 8.1% - (continued)
   SLM Corp.                                                   27,484   $ 1,550
                                                                        -------
                                                                         62,539
                                                                        -------
Electric - 3.1%
   AES Corp. *                                                 43,338       750
   Allegheny Energy, Inc. * +                                  10,285       368
   Ameren Corp.                                                12,423       629
   American Electric Power Co.                                 25,917       946
   Centerpoint Energy, Inc. +                                  18,957       246
   Cinergy Corp. +                                             12,221       539
   CMS Energy Corp. * +                                        12,783       180
   Consolidated Edison, Inc. +                                 17,021       781
   Constellation Energy Group, Inc.                            11,721       688
   Dominion Resources, Inc. of Virginia                        23,249     1,746
   DTE Energy Co. +                                            11,379       493
   Duke Energy Corp. +                                         61,018     1,733
   Dynegy, Inc., Class A * +                                   20,256       110
   Edison International                                        21,534       955
   Entergy Corp.                                               13,656       990
   Exelon Corp.                                                43,890     2,507
   FirstEnergy Corp.                                           21,895     1,118
   FPL Group, Inc.                                             26,712     1,120
   PG&E Corp. +                                                22,596       860
   Pinnacle West Capital Corp. +                                6,291       258
   PPL Corp.                                                   24,450       777
   Progress Energy, Inc. +                                     16,200       719
   Public Service Enterprise Group, Inc. +                     17,039     1,182
   Southern (The) Co. +                                        48,799     1,661
   TECO Energy, Inc. +                                         12,916       220
   TXU Corp.                                                   32,832     1,720
   Xcel Energy, Inc. +                                         26,285       488
                                                                        -------
                                                                         23,784
                                                                        -------
Electrical Components & Equipment - 0.4%
   American Power Conversion Corp.                             11,410       233
   Emerson Electric Co.                                        27,047     2,213
   Molex, Inc. +                                                9,635       306
                                                                        -------
                                                                          2,752
                                                                        -------
Electronics - 0.5%
   Agilent Technologies, Inc. *                                27,026       973
   Applera Corp. - Applied Biosystems Group                    12,646       358
   Fisher Scientific International, Inc. *                      8,000       545
   Jabil Circuit, Inc. *                                       11,400       431
   PerkinElmer, Inc.                                            8,700       207
   Sanmina-SCI Corp. * +                                       35,873       138
   Solectron Corp. * +                                         60,059       217
   Symbol Technologies, Inc.                                   16,207       188
   Tektronix, Inc.                                              5,449       168
   Thermo Electron Corp. *                                     10,511       364
   Waters Corp. * +                                             7,278       311
                                                                        -------
                                                                          3,900
                                                                        -------
Engineering & Construction - 0.1%
   Fluor Corp.                                                  5,591       482
                                                                        -------
Entertainment - 0.1%
   International Game Technology                               22,178       793
                                                                        -------
Environmental Control - 0.2%
   Allied Waste Industries, Inc. * +                           15,554       166
   Waste Management, Inc.                                      36,342     1,209
                                                                        -------
                                                                          1,375
                                                                        -------
Food - 1.4%
   Albertson's, Inc.                                           24,233       616
   Campbell Soup Co.                                           12,262       382
   ConAgra Foods, Inc. +                                       33,787       711
   General Mills, Inc.                                         23,641     1,164
   Heinz (H.J.) Co.                                            22,069       836
   Hershey Foods Co.                                           11,922       610
   Kellogg Co. +                                               16,868       747
   Kroger Co. *                                                47,658       955
   McCormick & Co., Inc.                                        8,900       292
   Safeway, Inc.                                               29,642       721
   Sara Lee Corp.                                              49,931       882
   SUPERVALU, Inc.                                              8,876       280
   Sysco Corp. +                                               40,780     1,227
   Tyson Foods, Inc., Class A +                                16,600       225
   Whole Foods Market, Inc.                                     9,200       588
   Wrigley (Wm.) Jr. Co.                                       11,797       750
                                                                        -------
                                                                         10,986
                                                                        -------
Forest Products & Paper - 0.5%
   International Paper Co.                                     32,297     1,058
   Louisiana-Pacific Corp.                                      7,138       203
   MeadWestvaco Corp.                                          11,929       332
   Plum Creek Timber Co., Inc.                                 12,289       457
   Temple-Inland, Inc.                                          7,448       318
   Weyerhaeuser Co.                                            15,969     1,090
                                                                        -------
                                                                          3,458
                                                                        -------

EQUITY PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

                                                  FEBRUARY 28, 2006 (UNAUDITED)

                                                                NUMBER   VALUE
                                                               OF SHARES (000S)
                                                               --------- -------
COMMON STOCKS - 99.1% - CONTINUED

Gas - 0.2%
   KeySpan Corp.                                                 11,408  $   465
   NICOR, Inc. +                                                  2,952      127
   NiSource, Inc.                                                18,135      372
   Peoples Energy Corp. +                                         2,565       94
   Sempra Energy +                                               16,872      807
                                                                         -------
                                                                           1,865
                                                                         -------
Hand/Machine Tools - 0.1%
   Black & Decker Corp.                                           5,150      441
   Snap-On, Inc. +                                                3,923      152
   Stanley Works (The)                                            4,768      239
                                                                         -------
                                                                             832
                                                                         -------
Healthcare - Products - 3.3%
   Bard (C.R.), Inc.                                              6,980      457
   Bausch & Lomb, Inc. +                                          3,553      246
   Baxter International, Inc.                                    41,135    1,557
   Becton, Dickinson & Co.                                       16,597    1,060
   Biomet, Inc. +                                                16,375      596
   Boston Scientific Corp. * +                                   38,828      948
   Guidant Corp.                                                 21,823    1,675
   Johnson & Johnson                                            195,538   11,273
   Medtronic, Inc.                                               79,595    4,294
   Patterson Cos., Inc. * +                                       9,300      335
   St.Jude Medical, Inc. *                                       24,046    1,097
   Stryker Corp.                                                 19,136      884
   Zimmer Holdings, Inc. *                                       16,385    1,134
                                                                         -------
                                                                          25,556
                                                                         -------
Healthcare - Services - 1.9%
   Aetna, Inc.                                                   37,644    1,920
   Coventry Health Care, Inc. * +                                10,275      613
   HCA, Inc.                                                     27,057    1,296
   Health Management Associates, Inc., Class A                   16,428      350
   Humana, Inc. *                                                10,690      552
   Laboratory Corp. of America Holdings *                         8,800      511
   Manor Care, Inc. +                                             5,239      217
   Quest Diagnostics, Inc.                                       11,036      583
   Tenet Healthcare Corp. * +                                    31,028      245
   UnitedHealth Group, Inc.                                      89,652    5,220
   WellPoint, Inc. *                                             43,402    3,333
                                                                         -------
                                                                          14,840
                                                                         -------
Home Builders - 0.3%
   Centex Corp. +                                                 8,534      577
   D.R. Horton, Inc. +                                           18,100      617
   KB Home +                                                      5,128      344
   Lennar Corp., Class A                                          9,000      539
   Pulte Homes, Inc.                                             14,232      546
                                                                         -------
                                                                           2,623
                                                                         -------
Home Furnishings - 0.1%
   Harman International Industries, Inc.                          4,400      486
   Maytag Corp.                                                   5,341       92
   Whirlpool Corp. +                                              4,392      394
                                                                         -------
                                                                             972
                                                                         -------
Household Products/Wares - 0.5%
   Avery Dennison Corp.                                           6,638      398
   Clorox Co. +                                                   9,915      604
   Fortune Brands, Inc.                                           9,605      745
   Kimberly-Clark Corp.                                          30,660    1,815
                                                                         -------
                                                                           3,562
                                                                         -------
Housewares - 0.1%
   Newell Rubbermaid, Inc. +                                     17,961      447
                                                                         -------

Insurance - 5.0%
   ACE Ltd.                                                      21,217    1,182
   AFLAC, Inc.                                                   32,879    1,521
   Allstate (The) Corp.                                          42,675    2,338
   AMBAC Financial Group, Inc.                                    6,903      519
   American International Group, Inc.                           170,649   11,324
   AON Corp.                                                     20,734      821
   Chubb Corp.                                                   12,993    1,244
   CIGNA Corp.                                                    8,307    1,020
   Cincinnati Financial Corp. +                                  10,930      485
   Genworth Financial, Inc., Class A                             24,800      789
   Hartford Financial Services Group, Inc.                       19,798    1,631
   Jefferson-Pilot Corp. +                                        8,812      531
   Lincoln National Corp.                                        11,484      652
   Loews Corp.                                                    8,946      825
   Marsh & McLennan Cos., Inc. +                                 35,610    1,101
   MBIA, Inc. +                                                   8,964      526
   Metlife, Inc.                                                 49,844    2,498
   MGIC Investment Corp. +                                        6,127      391
   Principal Financial Group                                     18,411      897
   Progressive (The) Corp.                                       12,982    1,395
   Prudential Financial, Inc.                                    33,199    2,558
   SAFECO Corp. +                                                 8,076      416
   St. Paul Travelers Cos. (The), Inc.                           45,471    1,954
   Torchmark Corp. +                                              6,894      377

              NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 4 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS
   SCHEDULE OF INVESTMENTS
   EQUITY INDEX PORTFOLIO (continued)

                                                             NUMBER   VALUE
                                                            OF SHARES (000S)
                                                            --------- -------
COMMON STOCKS - 99.1% - CONTINUED

Insurance - 5.0% - (continued)
   UnumProvident Corp. +                                      19,763  $   409
   XL Capital Ltd., Class A                                   11,434      772
                                                                      -------
                                                                       38,176
                                                                      -------
Internet - 1.1%
   Amazon.com, Inc. * +                                       20,115      754
   eBay, Inc. *                                               75,128    3,010
   Monster Worldwide, Inc. *                                   7,987      391
   Symantec Corp. * +                                         71,171    1,202
   VeriSign, Inc. * +                                         16,900      400
   Yahoo!, Inc. *                                             83,030    2,662
                                                                      -------
                                                                        8,419
                                                                      -------
Iron/Steel - 0 .2%
   Allegheny Technologies, Inc. +                              5,578      282
   Nucor Corp. +                                              10,172      875
   United States Steel Corp. +                                 7,475      407
                                                                      -------
                                                                        1,564
                                                                      -------
Leisure Time - 0.4%
   Brunswick Corp. +                                           6,435      252
   Carnival Corp.                                             28,468    1,470
   Harley-Davidson, Inc. +                                    18,028      947
   Sabre Holdings Corp., Class A                               8,558      207
                                                                      -------
                                                                        2,876
                                                                      -------
Lodging - 0.4%
   Harrah's Entertainment, Inc. +                             12,080      869
   Hilton Hotels Corp.                                        21,538      521
   Marriott International, Inc., Class A +                    10,850      742
   Starwood Hotels & Resorts Worldwide, Inc. +                14,311      909
                                                                      -------
                                                                        3,041
                                                                      -------
Machinery-Construction & Mining - 0.4%
   Caterpillar, Inc.                                          44,772    3,272
                                                                      -------
Machinery-Diversified-0.3%
   Cummins, Inc. +                                             2,946      319
   Deere & Co.                                                15,795    1,205
   Rockwell Automation, Inc. +                                11,769      802
                                                                      -------
                                                                        2,326
                                                                      -------
Media - 3.1%
   CBS Corp., Class B                                         50,773    1,242
   Clear Channel Communications, Inc.                         35,378    1,001
   Comcast Corp., Class A *                                  142,769    3,830
   Disney (Walt) Co.                                         126,480    3,540
   Dow Jones & Co., Inc. +                                     3,951      161
   Gannett Co., Inc.                                          15,746      979
   Knight-Ridder, Inc. +                                       4,554      273
   McGraw-Hill Cos. (The), Inc.                               24,628    1,308
   Meredith Corp. +                                            2,736      151
   New York Times Co., Class A +                               9,589      271
   News Corp., Class A +                                     160,000    2,605
   Scripps (E.W.) Co., Class A                                 5,600      269
   Time Warner, Inc.                                         306,526    5,306
   Tribune Co.                                                17,231      527
   Univision Communications, Inc., Class A *                  14,691      491
   Viacom, Inc., Class B *                                    50,773    2,029
                                                                      -------
                                                                       23,983
                                                                      -------
Mining - 0.7%
   Alcoa, Inc.                                                57,273    1,679
   Freeport-McMoRan Copper & Gold, Inc., Class B              11,695      592
   Newmont Mining Corp.                                       29,333    1,552
   Phelps Dodge Corp.                                          6,612      913
   Vulcan Materials Co.                                        6,747      533
                                                                      -------
                                                                        5,269
                                                                      -------
Miscellaneous Manufacturing - 5.2%
   3M Co.                                                     50,020    3,681
   Cooper Industries Ltd., Class A                             6,015      503
   Danaher Corp.                                              15,604      945
   Dover Corp. +                                              13,340      640
   Eastman Kodak Co. +                                        19,037      534
   Eaton Corp.                                                 9,760      680
   General Electric Co.                                      694,723   22,836
   Honeywell International, Inc.                              55,439    2,270
   Illinois Tool Works, Inc.                                  13,487    1,158
   Ingersoll-Rand Co., Class A                                21,750      892
   ITT Industries, Inc.                                       12,248      643
   Leggett & Platt, Inc. +                                    12,116      285
   Pall Corp. +                                                8,191      241
   Parker-Hannifin Corp.                                       7,947      621
   Textron, Inc.                                               8,679      765
   Tyco International Ltd.                                   132,383    3,414
                                                                      -------
                                                                       40,108
                                                                      -------
Office/Business Equipment - 0.2%
   Pitney Bowes, Inc.                                         15,135      647
   Xerox Corp. *                                              63,558      947
                                                                      -------
                                                                        1,594
                                                                      -------

EQUITY PORTFOLIOS 5 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

                                                  FEBRUARY 28, 2006 (UNAUDITED)

                                                                        NUMBER   VALUE
                                                                       OF SHARES (000S)
                                                                       --------- -------
COMMON STOCKS - 99.1% - CONTINUED

Oil & Gas - 7.8%
   Amerada Hess Corp.                                                     5,271  $   729
   Anadarko Petroleum Corp.                                              15,568    1,544
   Apache Corp.                                                          21,774    1,457
   Burlington Resources, Inc.                                            24,890    2,244
   Chevron Corp.                                                        147,553    8,334
   ConocoPhillips                                                        91,284    5,565
   Devon Energy Corp.                                                    29,150    1,709
   EOG Resources, Inc.                                                   15,938    1,074
   Exxon Mobil Corp.                                                    409,110   24,289
   Kerr-McGee Corp.                                                       7,653      748
   Marathon Oil Corp.                                                    24,078    1,700
   Murphy Oil Corp. +                                                    10,900      511
   Nabors Industries Ltd. *                                              10,353      683
   Noble Corp. +                                                          8,987      664
   Occidental Petroleum Corp.                                            28,234    2,584
   Rowan Cos., Inc. +                                                     7,203      290
   Sunoco, Inc. +                                                         8,968      664
   Transocean, Inc. *                                                    21,712    1,611
   Valero Energy Corp.                                                   40,600    2,184
   XTO Energy, Inc.                                                      24,633    1,032
                                                                                 -------
                                                                                  59,616
                                                                                 -------
Oil & Gas Services - 1.4%
   Baker Hughes, Inc.                                                    22,503    1,530
   BJ Services Co. +                                                     21,190      663
   Halliburton Co.                                                       33,743    2,294
   National-Oilwell Varco, Inc. *                                        11,000      670
   Schlumberger Ltd.                                                     38,693    4,450
   Weatherford International Ltd. * +                                    22,400      966
                                                                                 -------
                                                                                  10,573
                                                                                 -------
Packaging & Containers - 0.1%
   Ball Corp. +                                                           7,328      312
   Bemis Co. +                                                            6,952      209
   Pactiv Corp. * +                                                       9,682      222
   Sealed Air Corp. +                                                     5,544      315
                                                                                 -------
                                                                                   1,058
                                                                                 -------
Pharmaceuticals - 6.2%
   Abbott Laboratories                                                  101,986    4,506
   Allergan, Inc.                                                         8,673      939
   AmerisourceBergen Corp.                                               14,082      648
   Barr Pharmaceuticals, Inc. *                                           7,200      484
   Bristol-Myers Squibb Co.                                             129,295    2,987
   Cardinal Health, Inc.                                                 28,123    2,042
   Caremark Rx, Inc. *                                                   29,600    1,473
   Express Scripts, Inc. *                                                9,900      864
   Forest Laboratories, Inc. * +                                         22,169    1,017
   Gilead Sciences, Inc. *                                               30,048    1,871
   Hospira, Inc. *                                                       10,488      416
   King Pharmaceuticals, Inc. *                                          15,838      257
   Lilly (Eli) & Co.                                                     74,773    4,159
   Medco Health Solutions, Inc. *                                        20,263    1,129
   Merck & Co., Inc.                                                    143,740    5,011
   Mylan Laboratories, Inc.                                              14,500      333
   Pfizer, Inc.                                                         484,721   12,695
   Schering-Plough Corp.                                                 97,152    1,797
   Watson Pharmaceuticals, Inc. *                                         6,952      208
   Wyeth                                                                 88,214    4,393
                                                                                 -------
                                                                                  47,229
                                                                                 -------
Pipelines - 0.3%
   El Paso Corp. +                                                       42,178      552
   Kinder Morgan, Inc. +                                                  6,650      617
   Williams Cos. (The), Inc.                                             37,618      811
                                                                                 -------
                                                                                   1,980
                                                                                 -------
Real Estate Investment Trusts - 0.7%
   Apartment Investment & Management Co., Class A +                       6,400      284
   Archstone-Smith Trust +                                               13,200      626
   Equity Office Properties Trust +                                      26,671      839
   Equity Residential +                                                  18,897      856
   ProLogis                                                              16,034      842
   Public Storage, Inc. +                                                 5,500      429
   Simon Property Group, Inc. +                                          12,286    1,019
   Vornado Realty Trust                                                   7,700      685
                                                                                 -------
                                                                                   5,580
                                                                                 -------
Retail - 5.9%
   Autonation, Inc. *                                                    12,050      252
   Autozone, Inc. *                                                       3,719      360
   Bed Bath & Beyond, Inc. *                                             18,437      664
   Best Buy Co., Inc.                                                    26,822    1,445
   Big Lots, Inc. * +                                                     7,857      100
   Circuit City Stores, Inc.                                             10,519      253
   Costco Wholesale Corp.                                                30,991    1,589
   CVS Corp.                                                             53,530    1,517
   Darden Restaurants, Inc.                                               8,554      359
   Dillard's, Inc., Class A +                                             4,234      104

              NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 6 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS
   SCHEDULE OF INVESTMENTS
   EQUITY INDEX PORTFOLIO (continued)

                                                      NUMBER   VALUE
                                                     OF SHARES (000S)
                                                     --------- -------
COMMON STOCKS - 99.1% - CONTINUED

Retail - 5.9% - (continued)
   Dollar General Corp.                                19,713  $   343
   Family Dollar Stores, Inc. +                        10,462      269
   Federated Department Stores, Inc. +                 17,433    1,238
   Gap (The), Inc.                                     37,735      700
   Home Depot (The), Inc.                             139,663    5,887
   Kohl's Corp. *                                      22,646    1,090
   Limited Brands                                      23,213      549
   Lowe's Cos., Inc.                                   51,357    3,502
   McDonald's Corp.                                    82,775    2,890
   Nordstrom, Inc.                                     14,380      546
   Office Depot, Inc. *                                20,259      723
   OfficeMax, Inc. +                                    4,824      141
   Penney (J.C.) Co., Inc. (Holding Co.)               15,300      897
   RadioShack Corp. +                                   8,858      173
   Sears Holdings Corp. * +                             6,656      802
   Staples, Inc.                                       48,097    1,180
   Starbucks Corp. *                                   50,526    1,835
   Target Corp.                                        57,830    3,146
   Tiffany & Co.                                        9,601      356
   TJX Cos., Inc.                                      30,230      740
   Wal-Mart Stores, Inc.                              164,235    7,450
   Walgreen Co.                                        66,530    2,985
   Wendy's International, Inc.                          7,605      440
   Yum! Brands, Inc.                                   18,630      889
                                                               -------
                                                                45,414
                                                               -------
Savings & Loans - 0.6%
   Golden West Financial Corp.                         16,762    1,191
   Sovereign Bancorp, Inc. +                           23,534      490
   Washington Mutual, Inc.                             64,943    2,773
                                                               -------
                                                                 4,454
                                                               -------
Semiconductors - 3.1%
   Advanced Micro Devices, Inc. *                      26,544    1,026
   Altera Corp. * +                                    23,807      477
   Analog Devices, Inc. +                              24,137      921
   Applied Materials, Inc.                            106,697    1,957
   Applied Micro Circuits Corp. * +                    19,592       71
   Broadcom Corp., Class A *                           28,475    1,284
   Freescale Semiconductor, Inc., Class B *            26,716      722
   Intel Corp.                                        396,429    8,166
   Kla-Tencor Corp.                                    13,111      685
   Linear Technology Corp.                             20,062      739
   LSI Logic Corp. *                                   25,241      246
   Maxim Integrated Products, Inc.                     21,517      841
   Micron Technology, Inc. *                           40,780      632
   National Semiconductor Corp.                        22,804      640
   Novellus Systems, Inc. * +                           8,821      236
   NVIDIA Corp. *                                      11,265      531
   PMC - Sierra, Inc. * +                              12,418      127
   QLogic Corp. * +                                     5,339      220
   Teradyne, Inc. * +                                  13,358      224
   Texas Instruments, Inc.                            106,395    3,176
   Xilinx, Inc.                                        22,936      626
                                                               -------
                                                                23,547
                                                               -------
Software - 3.9%
   Adobe Systems, Inc.                                 39,514    1,526
   Autodesk, Inc.                                      15,176      571
   Automatic Data Processing, Inc.                     37,859    1,749
   BMC Software, Inc. *                                14,499      317
   Citrix Systems, Inc. *                              11,569      374
   Computer Associates International, Inc.             30,209      821
   Compuware Corp. *                                   25,472      209
   Electronic Arts, Inc. *                             19,750    1,026
   First Data Corp.                                    50,261    2,268
   Fiserv, Inc. *                                      12,074      501
   IMS Health, Inc.                                    13,597      328
   Intuit, Inc. * +                                    11,599      564
   Microsoft Corp.                                    601,932   16,192
   Novell, Inc. *                                      25,141      239
   Oracle Corp. *                                     247,209    3,070
   Parametric Technology Corp. *                        7,092      108
                                                               -------
                                                                29,863
                                                               -------
Telecommunications - 6.1%
   ADC Telecommunications, Inc. * +                     7,818      198
   Alltel Corp.                                        25,141    1,588
   Andrew Corp. * +                                    10,786      146
   AT&T, Inc.                                         256,863    7,087
   Avaya, Inc. * +                                     27,551      306
   BellSouth Corp.                                    120,256    3,798
   CenturyTel, Inc. +                                   8,678      312
   CIENA Corp. * +                                     38,006      153
   Cisco Systems, Inc. *                              403,836    8,174
   Citizens Communications Co.                         22,034      294
   Comverse Technology, Inc. * +                       13,267      382
   Corning, Inc. *                                    100,226    2,447

EQUITY PORTFOLIOS 7 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

                                                  FEBRUARY 28, 2006 (UNAUDITED)


                                                               NUMBER     VALUE
                                                              OF SHARES   (000S)
                                                             ----------- --------
COMMON STOCKS - 99.1% - CONTINUED
Telecommunications - 6.1% - (continued)
   JDS Uniphase Corp. * +                                        108,650 $    330
   Lucent Technologies, Inc. * +                                 292,294      818
   Motorola, Inc.                                                163,806    3,505
   QUALCOMM, Inc.                                                108,082    5,103
   Qwest Communications International, Inc. * +                  101,503      641
   Sprint Nextel Corp.                                           194,310    4,669
   Tellabs, Inc. *                                                29,462      433
   Verizon Communications, Inc.                                  192,146    6,475
                                                                         --------
                                                                           46,859
                                                                         --------
Textiles - 0.0%
   Cintas Corp.                                                    9,023      371
                                                                         --------
Toys, Games & Hobbies - 0.1%
   Hasbro, Inc.                                                   11,471      233
   Mattel, Inc.                                                   26,517      447
                                                                         --------
                                                                              680
                                                                         --------
Transportation - 1.7%
   Burlington Northern Santa Fe Corp.                             24,538    1,930
   CSX Corp.                                                      14,088      780
   FedEx Corp.                                                    19,938    2,138
   Norfolk Southern Corp.                                         26,807    1,372
   Ryder System, Inc. +                                            4,349      193
   Union Pacific Corp.                                            17,560    1,555
   United Parcel Service, Inc., Class B                           72,507    5,417
                                                                         --------
                                                                           13,385
                                                                         --------
Total Common Stocks
(Cost $593,757)                                                           760,784
                                                                         --------
INVESTMENT COMPANY - 5.5%
Northern Institutional Funds - Liquid Assets Portfolio /(1)/  42,224,577   42,225
                                                                         --------
Total Investment Company
(Cost $42,225)                                                             42,225
                                                                         --------

                                                              PRINCIPAL
                                                               AMOUNT     VALUE
                                                               (000S)     (000S)
                                                             ----------- --------
SHORT-TERM INVESTMENTS - 0.9%
   Societe Generale, Grand Cayman, Eurodollar Time Deposit,
       4.60%, 3/1/06                                         $     6,141    6,141
   U.S. Treasury Bill, /(2)/
       3.99%, 4/6/06                                                 940      936
                                                                         --------
Total Short-Term Investments
(Cost $7,077)                                                               7,077
                                                                         --------
Total Investments - 105.5%
(Cost $643,059)                                                           810,086
                                                                         --------
   Liabilities less Other Assets - (5.5)%                                 (41,963)
                                                                         --------
NET ASSETS - 100.0%                                                      $768,123

(1) Investment relates to cash collateral received from portfolio securities loaned.
(2) Security pledged as collateral to cover margin requirements for open futures contracts.

 *  Non-Income Producing Security
 +  Security is either wholly or partially on loan.

At February 28, 2006, the Equity Index Portfolio had open futures contracts as follows:

                  NOTIONAL
        NUMBER OF  AMOUNT  CONTRACT CONTRACT UNREALIZED
TYPE    CONTRACTS  (000S)  POSITION   EXP.   GAIN (000S)
----    --------- -------- -------- -------- -----------
S&P 500    25      $8,015    Long     3/06       $67
           ==      ======                        ===

At February 28, 2006, the industry sectors for the Equity Index Portfolio were:

                           % OF LONG-TERM
INDUSTRY SECTOR             INVESTMENTS
---------------            --------------
Consumer Discretionary          10.4%
Consumer Staples                 9.4
Energy                           9.5
Financials                      21.1
Health Care                     13.3
Industrials                     11.2
Information Technology          15.4
Materials                        3.0
Telecommunication Services       3.3
Utilities                        3.4
                               -----
Total                          100.0%

              NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 8 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS                              FEBRUARY 28, 2006 (UNAUDITED)
SCHEDULE OF INVESTMENTS
EQUITY INDEX PORTFOLIO (continued)

Federal Tax Information:
At February 28, 2006, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                       $643,059
                                                      --------
Gross tax appreciation of investments                 $189,651
Gross tax depreciation of investments                  (22,624)
                                                      --------
Net tax appreciation of investments                   $167,027
                                                      --------

EQUITY PORTFOLIOS 9 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

EQUITY PORTFOLIOS
   SCHEDULE OF INVESTMENTS
   BALANCED PORTFOLIO

                                               NUMBER   VALUE
                                              OF SHARES (000S)
                                              --------- ------
COMMON STOCKS - 63.1%

Aerospace/Defense - 2.6%
   Lockheed Martin Corp.                        20,275  $1,477
   United Technologies Corp.                    30,275   1,771
                                                        ------
                                                         3,248
                                                        ------
Apparel - 1.0%
   NIKE, Inc., Class B                          14,275   1,239
                                                        ------
Banks - 1.3%
   Bank of America Corp.                        34,050   1,561
                                                        ------
Beverages - 1.7%
   PepsiCo, Inc.                                34,750   2,054
                                                        ------
Biotechnology - 1.7%
   Amgen, Inc. *                                21,000   1,585
   Biogen Idec, Inc. *                          10,550     499
                                                        ------
                                                         2,084
                                                        ------
Chemicals - 0.7%
   Praxair, Inc.                                15,600     842
                                                        ------
Commercial Services - 1.2%
   Accenture Ltd., Class A                      45,225   1,477
                                                        ------
Computers - 3.1%
   Dell, Inc. *                                 35,375   1,026
   EMC Corp. of Massachusetts *                120,925   1,695
   Hewlett-Packard Co.                          35,132   1,153
                                                        ------
                                                         3,874
                                                        ------
Diversified Financial Services - 5.6%
   Citigroup, Inc.                              38,975   1,807
   Franklin Resources, Inc.                     14,050   1,443
   Goldman Sachs Group, Inc.                    13,650   1,928
   Lehman Brothers Holdings, Inc.               11,675   1,704
                                                        ------
                                                         6,882
                                                        ------
Electronics - 0.9%
   Flextronics International Ltd. *             99,625   1,075
                                                        ------
Food - 2.1%
   General Mills, Inc.                          37,200   1,832
   Sysco Corp.                                  25,475     767
                                                        ------
                                                         2,599
                                                        ------
Healthcare - Products - 1.4%
   Alcon, Inc.                                  10,500   1,209
   Medtronic, Inc.                               9,375     506
                                                        ------
                                                         1,715
                                                        ------
Healthcare - Services - 2.3%
   Aetna, Inc.                                  23,700   1,209
   UnitedHealth Group, Inc.                     28,375   1,652
                                                        ------
                                                         2,861
                                                        ------
Insurance - 6.1%
   AMBAC Financial Group, Inc.                  14,100   1,060
   American International Group, Inc.           31,950   2,120
   Everest Re Group Ltd.                        11,450   1,134
   Hartford Financial Services Group, Inc.      19,850   1,635
   Prudential Financial, Inc.                   20,425   1,574
                                                        ------
                                                         7,523
                                                        ------
Leisure Time - 0.9%
   Harley-Davidson, Inc.                        21,725   1,141
                                                        ------
Lodging - 0.7%
   Marriott International, Inc., Class A        12,575     860
                                                        ------
Media - 0.5%
   Disney (Walt) Co.                            23,475     657
                                                        ------
Miscellaneous Manufacturing - 3.6%
   Eaton Corp.                                  20,050   1,397
   General Electric Co.                         59,650   1,961
   Tyco International Ltd.                      43,125   1,112
                                                        ------
                                                         4,470
                                                        ------
Oil & Gas - 4.8%
   Burlington Resources, Inc.                   11,325   1,021
   EOG Resources, Inc.                          18,525   1,248
   Exxon Mobil Corp.                            46,450   2,758
   GlobalSantaFe Corp. +                        16,800     930
                                                        ------
                                                         5,957
                                                        ------
Oil & Gas Services - 2.4%
   BJ Services Co.                              38,400   1,202
   Schlumberger Ltd.                             4,800     552
   Smith International, Inc.                    30,575   1,184
                                                        ------
                                                         2,938
                                                        ------
Pharmaceuticals - 4.4%
   Merck & Co., Inc.                            42,150   1,469
   Pfizer, Inc.                                 59,600   1,561
   Teva Pharmaceutical Industries Ltd. ADR +    33,625   1,412
   Wyeth                                        18,825     938
                                                        ------
                                                         5,380
                                                        ------
Retail - 3.8%
   Lowe's Cos., Inc.                            12,175     830
   Nordstrom, Inc.                              35,350   1,344
   Staples, Inc.                                54,250   1,331

EQUITY PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

                                                  FEBRUARY 28, 2006 (UNAUDITED)


                                                                                       NUMBER   VALUE
                                                                                      OF SHARES (000S)
                                                                                      --------- -------
COMMON STOCKS - 63.1% - CONTINUED

Retail - 3.8% - (continued)
   Wal-Mart Stores, Inc.                                                                26,350  $ 1,195
                                                                                                -------
                                                                                                  4,700
                                                                                                -------
Semiconductors - 1.8%
   Intel Corp.                                                                          68,525    1,412
   Kla-Tencor Corp.                                                                     16,700      872
                                                                                                -------
                                                                                                  2,284
                                                                                                -------
Software - 1.9%
   Microsoft Corp.                                                                      85,325    2,295
                                                                                                -------
Telecommunications - 5.0%
   Cisco Systems, Inc. *                                                               104,800    2,121
   Motorola, Inc.                                                                       74,400    1,592
   Nokia OYJ ADR +                                                                      71,450    1,328
   Vodafone Group PLC ADR                                                               62,475    1,207
                                                                                                -------
                                                                                                  6,248
                                                                                                -------
Transportation - 1.6%
   Burlington Northern Santa Fe Corp.                                                   13,325    1,048
   United Parcel Service, Inc., Class B                                                 12,725      951
                                                                                                -------
                                                                                                  1,999
                                                                                                -------
Total Common Stocks
(Cost $68,337)                                                                                   77,963
                                                                                                -------
PREFERRED STOCKS - 0.4%

Diversified Financial Services - 0.2%
   Merrill Lynch & Co., Inc.                                                             9,250      243
                                                                                                -------
Insurance - 0.2%
   Metlife, Inc.                                                                         8,075      210
                                                                                                -------
Total Preferred Stocks
(Cost $436)                                                                                         453
                                                                                                -------

                                                                                      PRINCIPAL
                                                                                       AMOUNT   VALUE
                                                                                       (000S)   (000S)
                                                                                      --------- -------
ASSET-BACKED SECURITIES - 4.9%

Automobile - 2.0%
   Chase Manhattan Auto Owner Trust, Series 2005-A, Class A3, +
       3.87%, 6/15/09                                                                 $    250      246
   Daimler Chrysler Auto Trust, Series 2003-A, Class A4,
       2.88%, 10/8/09                                                                      263      260
   Daimler Chrysler Auto Trust, Series 2005-A, Class A4,
       3.74%, 2/8/10                                                                       420      410
   Honda Auto Receivables Owner Trust, Series 2005-3, Class A3,
       3.87%, 4/20/09                                                                      260      256
   Nissan Auto Receivables Owner Trust, Series 2005-A, Class A4,
       3.82%, 7/15/10                                                                      420      410
   USAA Auto Owner Trust, Series 2005-4, Class A4,
       4.89%, 8/15/12                                                                      420      418
   WFS Financial Owner Trust, Series 2004-2, Class A4,
       3.54%, 11/21/11                                                                     200      196
                                                                                                -------
   WFS Financial Owner Trust, Series 2005-3, Class A3A,
       4.25%, 6/17/10                                                                      290      287
                                                                                                -------
                                                                                                  2,483
                                                                                                -------
Commercial Mortgage Services - 2.0%
   Chase Manhattan Bank-First Union National Bank, Series 1999-1, Class A2,
       7.44%, 8/15/31                                                                      175      186
   Credit Suisse First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A3,
       6.13%, 4/15/37                                                                      120      125
   DLJ Commercial Mortgage Corp., Series 1998-CF2, Class A1B,
       6.24%, 11/12/31                                                                     235      241
   DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A1B,
       6.46%, 3/10/32                                                                      205      212
   GMAC Commercial Mortgage Securities, Inc., Series 1999-C1, Class A2,
       6.18%, 5/15/33                                                                       50       51
   GMAC Commercial Mortgage Securities, Inc., Series 2002-C3, Class A2,
       4.93%, 7/10/39                                                                      200      196
   Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A2,
       4.31%, 8/10/42                                                                      150      146
   JP Morgan Chase Commercial Mortgage Securities Corp., Series 2003-C1, Class A1,
       4.28%, 1/12/37                                                                      162      157

              NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 2 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS
  SCHEDULE OF INVESTMENTS
  BALANCED PORTFOLIO (continued)

                                                                      PRINCIPAL
                                                                       AMOUNT   VALUE
                                                                       (000S)   (000S)
                                                                      --------- ------
ASSET-BACKED SECURITIES - 4.9% - CONTINUED

Commercial Mortgage Services - 2.0% - (continued)
   LB Commercial Conduit Mortgage Trust, Series 1998-C1, Class A3,
       6.48%, 2/18/30                                                  $  375   $  382
   LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A2,
       4.89%, 9/15/30                                                     305      301
   Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A2,
       4.07%, 10/12/41                                                    305      294
   Morgan Stanley Dean Witter Capital I, Series 2001-TOP3, Class A4,
       6.39%, 7/15/33                                                     130      136
                                                                                ------
                                                                                 2,427
                                                                                ------
Credit Card - 0.2%
   Bank One Issuance Trust, Series 2003-A9, Class A9,
       3.86%, 6/15/11                                                     215      209
   Citibank Credit Card Issuance Trust, Series 2003-A8, Class A8,
       3.50%, 8/16/10                                                      65       63
                                                                                ------
                                                                                   272
                                                                                ------
Mortgage Backed Securities - 0.6%
   Commercial Mortgage Acceptance Corp., Series 1998-C2, Class A3,
       6.04%, 9/15/30                                                     410      417
   Commercial Mortgage Acceptance Corp., Series 1999-C1, Class A2,
       7.03%, 6/15/31                                                     340      355
                                                                                ------
                                                                                   772
                                                                                ------
Whole Loan - 0.1%
   Washington Mutual, Inc., Series 2003-AR7, Class A5,
       3.07%, 8/25/33                                                     170      167
                                                                                ------
Total Asset-Backed Securities
(Cost $6,247)                                                                    6,121
                                                                                ------
CORPORATE BONDS - 9.3%

Banks - 0.4%
   RBS Capital Trust III,
       5.51%, 9/29/49                                                     180      177
   Wachovia Capital Trust III,
       5.80%, 8/29/49                                                     290      288
                                                                                ------
                                                                                   465
                                                                                ------
Diversified Financial Services - 4.8%
   Allstate Life Global Funding Trusts, +
       4.50%, 5/29/09                                                     315      309
   American General Finance Corp.,
       5.38%, 10/1/12                                                     265      264
   Capital One Bank,
       4.88%, 5/15/08                                                     330      327
   Caterpillar Financial Services Corp.,
       4.15%, 1/15/10                                                     270      260
   Citigroup, Inc.,
       5.00%, 9/15/14                                                     210      205
   General Electric Capital Corp.,
       4.13%, 3/4/08 +                                                  1,160    1,139
       4.88%, 10/21/10 +                                                  405      401
   Goldman Sachs Group, Inc.,
       5.35%, 1/15/16                                                     415      411
   HSBC Finance Corp.,
       5.50%, 1/19/16                                                     420      420
   International Lease Finance Corp.,
       3.75%, 8/1/07                                                      135      132
       5.00%, 9/15/12                                                     290      282
   JPMorgan Chase & Co., +
       5.15%, 10/1/15                                                     465      455
   Merrill Lynch & Co., Inc., +
       5.00%, 1/15/15                                                     450      439
   Morgan Stanley Dean Witter & Co.,
       4.75%, 4/1/14                                                      245      234
   Nelnet, Inc.,
       5.13%, 6/1/10                                                      420      409
   Residential Capital Corp.,
       6.88%, 6/30/15                                                     270      283
                                                                                ------
                                                                                 5,970
                                                                                ------
Electric - 0.4%
   PSEG Power LLC, +
       5.50%, 12/1/15                                                     295      293
   Public Service Electric & Gas,
       4.00%, 11/1/08                                                     255      247
                                                                                ------
                                                                                   540
                                                                                ------
Insurance - 0.1%
   Protective Life Secured Trust, +
       4.85%, 8/16/10                                                     185      183
                                                                                ------

EQUITY PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

                                                  FEBRUARY 28, 2006 (UNAUDITED)

                                                              PRINCIPAL
                                                               AMOUNT   VALUE
                                                               (000S)   (000S)
                                                              --------- -------
CORPORATE BONDS - 9.3% - CONTINUED

Media - 0.5%
   Comcast Corp.,
       4.95%, 6/15/16                                          $  395   $   369
   Time Warner, Inc.,
       6.75%, 4/15/11                                             275       288
                                                                        -------
                                                                            657
                                                                        -------
Oil & Gas - 1.0%
   Devon Financing Corp. ULC,
       6.88%, 9/30/11                                             200       215
   Pemex Project Funding Master Trust,
       7.38%, 12/15/14                                            240       267
   Premcor Refining Group (The), Inc.,
       9.50%, 2/1/13                                              110       122
       6.75%, 5/1/14                                              340       357
   XTO Energy, Inc., +
       5.30%, 6/30/15                                             265       263
                                                                        -------
                                                                          1,224
                                                                        -------
Pipelines - 0.7%
   Consolidated Natural Gas Co.,
       5.00%, 3/1/14                                              290       280
   Duke Capital Corp.,
       8.00%, 10/1/19                                             225       266
   Duke Capital LLC,
       5.50%, 3/1/14                                              280       279
                                                                        -------
                                                                            825
                                                                        -------
Real Estate - 0.2%
   EOP Operating LP,
       7.00%, 7/15/11                                             195       208
                                                                        -------
Real Estate Investment Trust - 0.2%
   Simon Property Group LP, /(1) (2)/
       5.38%, 6/1/11                                              285       284
                                                                        -------
Savings & Loans - 0.3%
   Washington Mutual Bank FA,
       5.13%, 1/15/15                                             170       165
   Washington Mutual Preferred Funding Delaware, /(1)(2)(3)/
       6.53%, 3/29/49                                             270       269
                                                                        -------
                                                                            434
                                                                        -------
Telecommunications - 0.6%
   Verizon of New England, Inc.,
       6.50%, 9/15/11                                             670       689
                                                                        -------
Transportation - 0.1%
   Caliber System, Inc.,
       7.80%, 8/1/06                                               80        81
                                                                        -------
Total Corporate Bonds
(Cost $11,732)                                                           11,560
                                                                        -------

FOREIGN ISSUER BONDS - 1.6%
Banks - 0.7%
   Resona Bank Ltd., /(1) (2)/
       5.85%, 9/29/49                                             320       318
   Shinsei Finance Cayman Ltd., /(1)(2)+/
       6.42%, 1/29/49                                             290       293
   Sumitomo Mitsui Banking Corp., /(1) (2)/
       5.63%, 7/29/49                                             275       272
                                                                        -------
                                                                            883
                                                                        -------
Semiconductors - 0.2%
   Chartered Semiconductor Manufacturing Ltd., +
       6.38%, 8/3/15                                              230       232
                                                                        -------
Telecommunications - 0.7%
   Telecom Italia Capital S.A.,
       5.25%, 10/1/15                                             340       325
   Telefonica Europe BV,
       7.75%, 9/15/10                                             220       239
   Telefonos de Mexico S.A. de C.V., +
       4.75%, 1/27/10                                             280       273
                                                                        -------
                                                                            837
                                                                        -------
Total Foreign Issuer Bonds
(Cost $1,976)                                                             1,952
                                                                        -------

U.S. GOVERNMENT AGENCIES - 7.2% /(4)/
Fannie Mae - 3.7%
       4.30%, 5/5/08                                              395       390
       3.25%, 8/15/08 +                                           695       669
       4.50%, 8/15/08                                           1,000       989
       4.00%, 1/26/09 +                                           595       580
   Pool TBA, /(3)/
       5.50%, 3/1/33                                            2,005     1,986
                                                                        -------
                                                                          4,614
                                                                        -------

              NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 4 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS
   SCHEDULE OF INVESTMENTS
   BALANCED PORTFOLIO (continued)

                                                                            PRINCIPAL
                                                                             AMOUNT     VALUE
                                                                             (000S)     (000S)
                                                                           ----------- --------
U.S. GOVERNMENT AGENCIES - 7.2% /(4)/ - CONTINUED

Federal Home Loan Bank - 1.8%
       3.50%, 1/18/07                                                      $       400 $    395
       4.90%, 11/21/07                                                           1,820    1,816
                                                                                       --------
                                                                                          2,211
                                                                                       --------
Freddie Mac - 1.7%
       3.75%, 3/15/07                                                              725      716
       5.00%, 2/8/08                                                               536      535
       4.30%, 5/5/08                                                               540      532
       4.75%, 12/8/10 +                                                            295      292
                                                                                       --------
                                                                                          2,075
                                                                                       --------
Total U.S. Government Agencies
(Cost $8,963)                                                                             8,900
                                                                                       --------

U.S. GOVERNMENT OBLIGATIONS - 8.7%

U.S. Treasury Notes - 8.7%
       2.25%, 4/30/06 +                                                            811      808
       4.38%, 1/31/08 +                                                          1,370    1,362
       3.75%, 5/15/08 +                                                            697      684
       4.50%, 2/15/09 +                                                          1,431    1,425
       4.50%, 2/28/11 +                                                          2,340    2,329
       4.50%, 2/15/16 +                                                          4,207    4,191
                                                                                       --------
                                                                                         10,799
                                                                                       --------
Total U.S. Government Obligations
(Cost $10,796)                                                                           10,799
                                                                                       --------

                                                                             NUMBER     VALUE
                                                                            OF SHARES   (000S)
                                                                           ----------- --------
INVESTMENT COMPANIES - 16.8%

   Northern Institutional Funds - Liquid Assets Portfolio /(5)/             18,731,391   18,731
   SPDR Trust Series 1 +                                                        15,375    1,972
                                                                                       --------
Total Investment Companies
(Cost $20,629)                                                                           20,703
                                                                                       --------

                                                                            PRINCIPAL
                                                                             AMOUNT     VALUE
                                                                             (000S)     (000S)
                                                                           ----------- --------

SHORT-TERM INVESTMENT - 3.2%
   Societe Generale, Grand Cayman, Eurodollar Time Deposit, 4.60%, 3/1/06  $     3,900 $  3,900
                                                                                       --------
Total Short-Term Investment
(Cost $3,900)                                                                             3,900
                                                                                       --------
Total Investments - 115.2%
(Cost $133,016)                                                                         142,351
                                                                                       --------
   Liabilities less Other Assets - (15.2)%                                              (18,826)
                                                                                       --------
NET ASSETS - 100.0%                                                                    $123,525

(1)Restricted security that has been deemed illiquid. At February 28, 2006, the value of these restricted illiquid securities amounted to approximately $1,436,000 or 1.2% of net assets. Additional information on each holding is as follows:

                                                    ACQUISITION
                                      ACQUISITION      COST
SECURITY                                 DATE         (000S)
--------                            --------------- -----------
Resona Bank Ltd.,
5.85%, 9/29/49                          9/8/05         $ 320
Shinsei Finance Cayman Ltd.,
6.42%, 1/29/49                      2/16/06-2/17/06      292
Simon Property Group LP,
5.38%, 6/1/11                           11/8/05          284
Sumitomo Mitsui Banking Corp.,
5.63%, 7/29/49                          7/15/05          274
Washington Mutual Preferred Funding
Delaware,
6.53%, 3/29/49                          2/24/06          270
(2)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(3)When-Issued Security
(4)The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(5)Investment relates to cash collateral received from portfolio securities loaned.

*  Non-Income Producing Security
+  Security is either wholly or partially on loan.

EQUITY PORTFOLIOS 5 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

                                                  FEBRUARY 28, 2006 (UNAUDITED)

At February 28, 2006, the industry sectors for the Balanced Portfolio were:

                           % OF LONG-TERM
INDUSTRY SECTOR             INVESTMENTS
---------------            --------------
Consumer Discretionary           9.2%
Consumer Staples                 7.3
Energy                          11.0
Financials                      22.9
Health Care                     15.0
Industrials                     12.1
Information Technology          20.0
Materials                        1.0
Telecommunication Services       1.5
                               -----
Total                          100.0%

At February 28, 2006, the credit quality distribution for the Balanced Portfolio as a percentage of investments including cash was:

QUALITY DISTRIBUTION *   %
---------------------- -----
AAA                     69.4%
AA                       6.1
A                       10.1
BBB                     14.4
                       -----
Total                  100.0%

* Standard & Poor's Rating Services

Federal Tax Information:
At February 28, 2006, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments       $133,016
                                      --------
Gross tax appreciation of investments $ 11,364
Gross tax depreciation of investments   (2,029)
                                      --------
Net tax appreciation of investments   $  9,335
                                      --------

              NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 6 EQUITY PORTFOLIOS

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
DIVERSIFIED ASSETS PORTFOLIO
FEBRUARY 28, 2006 (UNAUDITED)

                                                                            PRINCIPAL
                                                                             AMOUNT    VALUE
                                                                             (000S)    (000S)
                                                                            --------- --------
ASSET-BACKED NOTES - 2.8%
Auto Receivables - 1.2%
Capital Auto Receivables Asset Trust, Series 2006-1, Class A1,
4.64%, 2/15/07                                                               $28,000  $ 28,000
Capital One Auto Finance Trust, Series 2005-D, Class A1,
4.43%, 12/15/06                                                               16,051    16,051
Ford Credit Auto Owner Trust, Series 2006-A, Class A1,
4.72%, 11/15/06                                                               47,000    47,000
Nissan Auto Receivables Owner Trust, Series 2006-A, Class A1,
4.66%, 2/15/07                                                                32,644    32,644
                                                                                      --------
                                                                                       123,695
                                                                                      --------
International Receivables - 1.6%
Holmes Financing PLC, FRN, Series 9, Class 1A,
4.54%, 3/15/06                                                                50,000    50,000
Permanent Financing PLC, FRN, Series 7, Class 1A,
4.53%, 3/10/06                                                                66,000    66,000
Permanent Financing PLC, FRN, Series 8, Class 1A,
4.53%, 3/10/06                                                                47,000    47,000
                                                                                      --------
                                                                                       163,000
                                                                                      --------
Other Receivables - 0.0%
General Electric Commercial Equipment Financing LLC, Series 2005-1, Class
A1,
3.42%, 6/20/06                                                                   220       220
                                                                                      --------
Total Asset-Backed Notes (Cost $286,915)                                               286,915
                                                                                      --------
CERTIFICATES OF DEPOSIT - 18.4%
Domestic Depository Institutions - 1.5%
American Express Centurion, FRN,
4.53%, 3/16/06                                                                26,000    26,000
HSBC Bank USA,
4.20%, 4/3/06                                                                 25,000    25,000
Washington Mutual Bank, FA, Stockton, California,
4.66%, 7/17/06                                                                33,500    33,472
Wells Fargo Bank, N.A., San Francisco, California,
4.79%, 1/18/07                                                                35,000    35,003
4.87%, 1/31/07                                                                40,000    39,988
                                                                                      --------
                                                                                       159,463
                                                                                      --------
Foreign Depository Institutions - 16.9%
ABN AMRO, London Branch,
4.73%, 12/1/06                                                                25,000    25,000
Alliance & Leicester, London Branch,
4.05%, 3/27/06                                                                16,000    16,000
Barclays Bank, London Branch,
4.51%, 10/16/06                                                               25,000    25,000
4.69%, 11/3/06                                                                65,000    65,000
4.81%, 1/29/07                                                                39,000    39,000
Barclays Bank, New York Branch,
5.09%, 2/26/07                                                                43,000    43,000
BNP Paribas, London Branch,
4.74%, 11/27/06                                                               33,000    33,000
4.91%, 2/5/07                                                                 18,000    18,000
CALYON, London Branch,
4.78%, 11/16/06                                                               60,000    60,000
4.70%, 12/1/06                                                                50,000    50,000
4.75%, 1/8/07                                                                 47,000    47,000
CIBC, New York Branch, FRN,
4.47%, 4/4/06                                                                 64,000    63,994

        MONEY MARKET PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
DIVERSIFIED ASSETS PORTFOLIO (continued)
FEBRUARY 28, 2006 (UNAUDITED)

                                                                            PRINCIPAL
                                                                             AMOUNT    VALUE
                                                                             (000S)    (000S)
                                                                            --------- --------
CERTIFICATES OF DEPOSIT - 18.4% - CONTINUED
Foreign Depository Institutions - 16.9% - (continued)
Commonwealth Bank of Australia,
4.14%, 5/31/06                                                              $ 50,000  $ 50,000
Credit Agricole, London Branch,
4.20%, 4/4/06                                                                 36,000    36,000
4.13%, 5/23/06                                                                40,000    40,000
4.54%, 10/17/06                                                               20,000    20,000
4.79%, 12/22/06                                                               25,000    25,000
Credit Suisse First Boston, New York Branch,
4.74%, 5/10/06, FRN                                                           19,000    19,001
4.74%, 5/19/06, FRN                                                           49,000    49,000
4.13%, 5/23/06                                                                19,000    19,000
4.73%, 11/3/06                                                                12,000    12,000
4.76%, 12/4/06                                                                25,000    25,000
5.00%, 2/8/07                                                                 15,000    15,000
Deutsche Bank, London Branch,
4.93%, 2/5/07                                                                 12,000    12,000
Deutsche Bank, New York Branch,
4.11%, 5/8/06                                                                 45,000    45,000
4.13%, 5/30/06                                                                30,000    30,000
4.50%, 10/12/06                                                               25,000    25,000
4.75%, 11/6/06                                                                20,000    20,000
4.80%, 1/29/07                                                                35,000    35,000
Dexia Credit Local, New York Branch,
4.80%, 1/16/07                                                                50,000    50,000
HBOS Treasury Services, London Branch,
4.13%, 5/25/06                                                                50,000    50,000
HBOS Treasury Services, New York Branch,
4.14%, 5/31/06                                                                12,000    12,000
4.75%, 12/4/06                                                                25,000    25,000
HSBC PLC, London Branch,
4.47%, 5/8/06                                                                 13,000    13,000
Monte Dei Paschi di Siena, New York Branch,
4.49%, 3/29/06                                                                25,000    25,000
National Australia Bank, London Branch,
5.05%, 2/16/07                                                                10,000    10,000
Nordea Bank Finland, New York Branch,
4.82%, 1/29/07                                                                25,000    25,000
Royal Bank of Canada, New York Branch,
4.75%, 12/4/06                                                                40,000    40,000
Royal Bank of Scotland, New York Branch,
4.32%, 3/1/06, FRN                                                            75,000    75,000
4.08%, 3/27/06                                                                39,000    39,000
4.71%, 11/6/06                                                                20,000    19,990
Societe Generale, London Branch,
4.10%, 5/9/06                                                                 30,000    30,000
4.50%, 10/13/06                                                               35,000    35,000
4.70%, 12/1/06                                                               100,000   100,000
4.81%, 12/15/06                                                               73,000    73,000
Svenska Handelsbanken, Inc., New York Branch,
4.75%, 12/4/06                                                                53,000    53,000
4.80%, 1/16/07                                                                25,000    24,999
5.04%, 2/16/07                                                                35,000    35,000

        MONEY MARKET PORTFOLIOS 2 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
DIVERSIFIED ASSETS PORTFOLIO (continued)
FEBRUARY 28, 2006 (UNAUDITED)

                                                                            PRINCIPAL
                                                                             AMOUNT     VALUE
                                                                             (000S)     (000S)
                                                                            --------- ----------
CERTIFICATES OF DEPOSIT - 18.4% - CONTINUED
Foreign Depository Institutions - 16.9% - (continued)
UBS AG, Stamford Branch,
4.96%, 2/7/07                                                                $55,500  $   55,500
                                                                                      ----------
                                                                                       1,752,484
                                                                                      ----------
Total Certificates of Deposit (Cost $1,911,947)                                        1,911,947
                                                                                      ----------
COMMERCIAL PAPER - 21.5%
Auto Receivables - 3.6%
FCAR1 Owner Trust,
3.90%, 3/2/06                                                                 93,000      92,990
4.54%, 3/6/06                                                                 23,000      22,985
4.53%, 6/6/06                                                                 25,000      24,695
Ford Credit Floorplan Master Owner Trust A,
Motown Funding LLC, Series 2002, /(1)/
4.57%, 3/7/06                                                                 45,393      45,358
4.55%, 3/8/06                                                                 25,000      24,972
4.55%, 3/10/06                                                                45,000      44,955
4.57%, 3/20/06                                                                33,000      32,921
4.57%, 3/23/06                                                                50,500      50,359
4.59%, 3/27/06                                                                16,686      16,631
4.60%, 4/5/06                                                                 17,000      16,924
                                                                                      ----------
                                                                                         372,790
                                                                                      ----------
Bank Holding Companies - 0.4%
Citigroup Global Markets Holdings, Inc.,
4.54%, 3/22/06                                                                38,000      37,899
                                                                                      ----------
Credit Card Master Trusts - 1.8%
Capital One Multi Execution Trust, Nova Notes, /(1)/
4.56%, 3/16/06                                                                13,000      12,975
4.48%, 3/20/06                                                                10,000       9,938
4.64%, 4/18/06                                                                10,000       9,976
Citibank Credit Card Master Trust, Dakota Certificates,
4.49%, 3/21/06                                                                35,000      34,913
MBNA Credit Card Master Trust, Emerald Certificates, /(1)/
4.40%, 3/1/06                                                                 50,000      50,000
4.46%, 3/22/06                                                                40,000      39,896
4.62%, 4/13/06                                                                25,000      24,862
                                                                                      ----------
                                                                                         182,560
                                                                                      ----------
Foreign Depository Institutions - 1.1%
Banco Santander Central Hispano,
3.93%, 3/20/06                                                                75,000      74,844
Bank of Ireland,
3.93%, 3/13/06                                                                25,000      24,967
Greenwich Capital Holdings, Inc., FRCP,
4.53%, 3/1/06                                                                 15,000      15,000
                                                                                      ----------
                                                                                         114,811
                                                                                      ----------

        MONEY MARKET PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
DIVERSIFIED ASSETS PORTFOLIO (continued)
FEBRUARY 28, 2006 (UNAUDITED)

                                                                            PRINCIPAL
                                                                             AMOUNT    VALUE
                                                                             (000S)    (000S)
                                                                            --------- --------
COMMERCIAL PAPER - 21.5% - CONTINUED
Multi-Seller Conduits - 8.9%
Amstel Funding Corp.,
4.34%, 3/1/06                                                                $35,000  $ 34,955
3.89%, 3/13/06                                                                35,000    35,000
3.97%, 3/24/06                                                                25,000    24,937
4.11%, 3/27/06                                                                23,000    22,932
4.09%, 3/29/06                                                                55,000    54,825
4.58%, 4/26/06                                                                50,000    49,644
4.45%, 5/22/06                                                                40,000    39,595
4.59%, 7/21/06                                                                30,000    29,457
Concord Minuteman Capital Co., /(1)/
4.52%, 3/2/06, FRCP                                                           30,000    30,000
3.95%, 3/8/06                                                                 20,000    19,985
4.52%, 3/13/06, FRCP                                                          44,000    43,999
4.65%, 3/20/06, FRCP                                                          70,000    69,998
4.71%, 8/3/06                                                                 18,000    17,635
Crown Point Capital Co., /(1)/
4.52%, 3/8/06, FRCP                                                           30,000    30,000
4.65%, 3/20/06, FRCP                                                          31,000    30,997
4.44%, 3/23/06                                                                25,000    24,932
Edison Asset Securitization,
3.87%, 3/13/06                                                                25,000    24,968
Eiffel Funding LLC,
4.45%, 3/21/06                                                                18,000    17,955
Fairway Finance Corp., FRCP,
4.53%, 3/27/06                                                                15,000    15,000
Legacy Capital LLC,
4.53%, 3/1/06 /(1)/                                                           15,258    15,258
4.40%, 3/7/06, FRCP /(1)/                                                     30,000    30,000
4.52%, 3/10/06, FRCP /(1)/                                                    13,000    13,000
4.41%, 3/17/06                                                                15,000    14,970
Lexington Parker Capital,
4.52%, 3/1/06, FRCP                                                           30,000    29,999
4.52%, 3/7/06, FRCP                                                           20,000    19,999
4.53%, 3/7/06                                                                 24,743    24,724
4.52%, 3/10/06, FRCP                                                          33,000    32,999
4.52%, 3/16/06, FRCP                                                           6,000     6,000
4.72%, 5/22/06, FRCP                                                          38,000    37,995
Sheffield Receivables Corp.,
4.54%, 3/30/06                                                                20,500    20,425
Variable Funding Capital, FRCP,
4.53%, 3/1/06                                                                 30,000    30,000
Victory Receivables Corp.,
4.53%, 3/6/06                                                                 20,000    19,987
4.53%, 3/20/06                                                                10,000     9,976
                                                                                      --------
                                                                                       922,146
                                                                                      --------
Non-Depository Personal Credit - 0.7%
General Electric Capital Corp.,
3.87%, 3/13/06                                                                75,000    74,903
                                                                                      --------

        MONEY MARKET PORTFOLIOS 4 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
DIVERSIFIED ASSETS PORTFOLIO (continued)
FEBRUARY 28, 2006 (UNAUDITED)

                                                                            PRINCIPAL
                                                                             AMOUNT     VALUE
                                                                             (000S)     (000S)
                                                                            --------- ----------
COMMERCIAL PAPER - 21.5% - CONTINUED
Other Receivables - 2.0%
Thornburg Mortgage Capital Resources, /(1)/
4.58%, 3/8/06                                                                $55,000  $   54,951
4.56%, 3/9/06                                                                 84,000      83,915
4.59%, 3/13/06                                                                45,000      44,931
4.56%, 3/14/06                                                                22,000      21,964
                                                                                      ----------
                                                                                         205,761
                                                                                      ----------
Single Seller Conduits - 0.1%
Picaros Funding LLC,
4.16%, 4/3/06                                                                 13,500      13,448
                                                                                      ----------
Structured Investment Vehicles - 2.9%
Aquifer Funding LLC,
4.55%, 3/6/06                                                                 21,500      21,486
Cancara Asset Securitization, Ltd., FRCP,
4.53%, 3/15/06                                                                35,000      35,000
Deer Valley Funding LLC,
4.54%, 3/23/06                                                                35,000      34,903
4.55%, 3/27/06                                                                35,000      34,885
Five Finance Corp., /(1)/
4.07%, 3/28/06                                                                15,000      14,954
Grampian Funding Ltd.,
4.41%, 3/22/06                                                                15,000      14,952
4.43%, 3/28/06                                                                60,000      59,801
4.11%, 3/29/06                                                                15,000      14,961
Surrey Funding Corp.,
4.54%, 3/27/06                                                                29,000      28,905
Whistlejacket Capital, LLC, FRCP, /(1)/
4.54%, 3/27/06                                                                12,000      11,999
White Pine Finance LLC,
4.54%, 3/27/06, FRCP /(1)/                                                    12,000      11,999
4.70%, 5/22/06                                                                15,000      14,839
                                                                                      ----------
                                                                                         298,684
                                                                                      ----------
Total Commercial Paper (Cost $2,223,002)                                               2,223,002
                                                                                      ----------
CORPORATE NOTES/BONDS - 20.8%
Bank Holding Companies - 0.1%
Citigroup Global Markets, FRN,
4.50%, 3/16/06                                                                15,000      15,000
                                                                                      ----------
Chemicals and Allied Products - 0.2%
Pfizer Investment Capital PLC, FRN, /(1) /
4.53%, 3/15/06                                                                25,000      25,000
                                                                                      ----------
Domestic Depository Institutions - 2.0%
American Express Bank, FSB, FRN,
4.57%, 3/20/06                                                                55,000      55,012
Bank of America, N.A., FRN,
4.58%, 4/26/06                                                                50,000      50,000
HSBC USA, Inc., FRN,
4.55%, 3/15/06                                                                30,000      30,000
Marshall & Ilsley Bank, MTN,
5.18%, 12/15/06                                                               35,000      35,090
Wachovia Bank, N.A., FRN,
4.37%, 3/6/06                                                                 35,000      35,000
                                                                                      ----------
                                                                                         205,102
                                                                                      ----------

        MONEY MARKET PORTFOLIOS 5 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
DIVERSIFIED ASSETS PORTFOLIO (continued)
FEBRUARY 28, 2006 (UNAUDITED)

                                                                            PRINCIPAL
                                                                             AMOUNT    VALUE
                                                                             (000S)    (000S)
                                                                            --------- --------
CORPORATE NOTES/BONDS - 20.8% - CONTINUED
Foreign Depository Institutions - 1.9%
Australia and New Zealand Banking Group, FRN, /(1)/
4.55%, 3/7/06                                                               $ 20,000  $ 20,000
4.55%, 3/23/06                                                                25,000    25,000
Nordea Bank Finland, New York Branch, FRN, /(1)/
4.55%, 3/13/06                                                                33,000    33,000
Royal Bank of Canada, FRN,
4.60%, 3/10/06                                                                28,000    28,002
Royal Bank of Scotland PLC, FRN, /(1)/
4.54%, 3/21/06                                                                75,000    75,000
Westpac Banking Corp., FRN,
4.49%, 3/12/06                                                                20,000    20,000
                                                                                      --------
                                                                                       201,002
                                                                                      --------
Insurance Carriers - 1.5%
Allstate Life Global Funding II, FRN, /(1)/
4.63%, 3/16/06                                                                30,000    30,000
ASIF Global Financing XXXI, FRN, /(1)/
4.77%, 5/23/06                                                                75,000    75,005
MET Life Global Funding I, FRN, /(1)/
4.53%, 3/15/06                                                                55,000    55,000
                                                                                      --------
                                                                                       160,005
                                                                                      --------
Non-Depository Personal Credit - 3.9%
American Express Credit Corp., FRN,
4.53%, 3/9/06                                                                 70,000    70,000
General Electric Capital Corp., FRN,
4.46%, 3/8/06                                                                 30,000    30,010
4.49%, 3/8/06                                                                 80,000    80,000
4.67%, 3/9/06                                                                 48,000    48,013
HSBC Finance Corp., FRN,
4.56%, 3/6/06                                                                 35,000    35,000
4.56%, 3/24/06                                                                40,000    40,000
4.69%, 4/27/06                                                                25,000    25,009
SLM Corp., FRN, /(1)/
4.62%, 3/1/06                                                                 50,000    50,000
Toyota Motor Credit Corp., FRN,
4.44%, 3/15/06                                                                24,000    23,999
                                                                                      --------
                                                                                       402,031
                                                                                      --------
Security and Commodity Brokers - 4.4%
Bear Stearns Co., Inc., FRN,
4.62%, 3/6/06                                                                 25,000    25,000
Citigroup Global Markets, FRN,
4.59%, 3/13/06                                                                 5,000     5,007
Goldman Sachs Group, FRN,
4.59%, 3/27/06                                                                60,000    60,000
Lehman Brothers Holdings, FRN,
4.66%, 3/22/06                                                               120,000   120,000
Merrill Lynch & Co., FRN, MTN,
4.63%, 3/6/06                                                                 55,000    55,000
4.77%, 3/13/06                                                                43,000    43,015
Morgan Stanley, FRN,
4.60%, 3/15/06                                                                30,000    30,000
4.65%, 3/27/06                                                               120,000   120,003
                                                                                      --------
                                                                                       458,025
                                                                                      --------

        MONEY MARKET PORTFOLIOS 6 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
DIVERSIFIED ASSETS PORTFOLIO (continued)
FEBRUARY 28, 2006 (UNAUDITED)

                                                                            PRINCIPAL
                                                                             AMOUNT     VALUE
                                                                             (000S)     (000S)
                                                                            --------- ----------
CORPORATE NOTES/BONDS - 20.8% - CONTINUED
Structured Investment Vehicles - 6.3%
Beta Finance, Inc., FRN, MTN, /(1)/
4.56%, 3/15/06                                                              $ 25,000  $   25,002
4.57%, 4/20/06                                                                36,300      36,298
4.71%, 5/4/06                                                                  8,000       8,000
CC U.S.A., Inc., FRN, MTN, /(1)/
4.55%, 3/14/06                                                                29,000      29,002
4.58%, 4/13/06                                                                25,000      25,001
4.75%, 5/15/06                                                                30,000      30,006
4.80%, 5/25/06                                                                10,000      10,002
Cullinan Finance, FRN, /(1)/
4.42%, 3/9/06                                                                 15,000      14,997
4.53%, 3/15/06                                                                25,000      24,996
4.54%, 3/15/06                                                                50,000      49,998
4.54%, 3/27/06                                                                20,000      19,998
4.71%, 5/15/06                                                                10,000       9,997
Dorada Finance, Inc., FRN, /(1)/
4.69%, 3/1/06                                                                 20,000      20,003
4.54%, 3/15/06                                                                29,000      29,001
4.56%, 3/15/06                                                                25,000      25,002
4.35%, 4/6/06                                                                 50,000      50,002
Five Finance, FRN, /(1)/
4.52%, 3/1/06                                                                 25,000      24,998
Links Finance LLC, FRN, MTN, /(1)/
4.53%, 3/13/06                                                                10,000       9,999
4.53%, 3/14/06                                                                50,000      49,995
Sigma Finance, Inc., FRN, /(1)/
4.52%, 3/10/06                                                                45,000      44,997
4.53%, 3/20/06                                                                62,000      61,999
4.54%, 3/27/06                                                                50,000      49,998
                                                                                      ----------
                                                                                         649,291
                                                                                      ----------
Transportation Equipment - 0.5%
American Honda Finance, FRN, /(1)/
4.48%, 3/7/06                                                                 27,000      27,006
4.60%, 4/26/06                                                                20,000      20,000
                                                                                      ----------
                                                                                          47,006
                                                                                      ----------
Total Corporate Notes/Bonds (Cost $2,162,462)                                          2,162,462
                                                                                      ----------
EURODOLLAR TIME DEPOSITS - 6.4%
Foreign Depository Institutions - 6.4%
Banco Espanol de Credito, Grand Cayman,
4.46%, 3/6/06                                                                 18,000      18,000
Banco Popular, Puerto Rico, Hato Rey,
4.68%, 5/2/06                                                                 25,000      25,000
Credit Suisse First Boston Grand Cayman,
4.58%, 3/1/06                                                                 70,000      70,000
Danske Bank, Copenhagen, Denmark,
4.57%, 3/1/06                                                                126,000     126,000
4.53%, 3/2/06                                                                150,000     150,000

        MONEY MARKET PORTFOLIOS 7 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
DIVERSIFIED ASSETS PORTFOLIO (continued)
FEBRUARY 28, 2006 (UNAUDITED)

                                                                            PRINCIPAL
                                                                             AMOUNT    VALUE
                                                                             (000S)    (000S)
                                                                            --------- --------
EURODOLLAR TIME DEPOSITS - 6.4% - CONTINUED
Foreign Depository Institutions - 6.4% - (continued)
Nordea Bank, Grand Cayman,
4.58%, 3/1/06                                                               $108,500  $108,500
Societe Generale, Grand Cayman,
4.60%, 3/1/06                                                                 42,000    42,000
4.53%, 3/2/06                                                                120,000   120,000
                                                                                      --------
Total Eurodollar Time Deposits (Cost $659,500)                                         659,500
                                                                                      --------
MUNICIPAL INVESTMENTS - 1.6%
Administration of Environmental and Housing Programs - 0.3%
Florida Housing Finance Corp., Taxable, VRDB, Series 2002A,
Affordable Housing,
4.53%, 3/7/06                                                                  6,700     6,700
State of Texas G.O. Taxable,
Veterans' Land Refunding Bonds, Series 2000A,
4.56%, 3/7/06                                                                 29,850    29,850
                                                                                      --------
                                                                                        36,550
                                                                                      --------
Amusement and Recreation Services - 0.2%
Downtown Marietta, Georgia, Development Authority
Taxable Revenue Bonds, Series A, Conference Center Project,
4.64%, 3/7/06                                                                  1,000     1,000
Harris County, Houston, Texas, Taxable Revenue Bonds,
Series E, Sports Authority Junior Lien NFL,
4.59%, 3/7/06                                                                  1,000     1,000
HealthTrack Sports & Wellness, Taxable, Series 1997,
4.59%, 3/7/06                                                                  3,640     3,640
Maryland Stadium Authority Sports Facilities Lease
Taxable Revenue Bonds, Series A,
4.55%, 3/7/06                                                                 15,800    15,800
                                                                                      --------
                                                                                        21,440
                                                                                      --------
Business Services - 0.1%
Birchwood Acres Ltd. Taxable VRDB, Series 2000,
4.57%, 3/7/06                                                                 12,410    12,410
                                                                                      --------
Construction - 0.1%
Metal Forming & Coining Corp. (National City Bank LOC),
4.62%, 3/7/06                                                                  5,805     5,805
                                                                                      --------
Executive, Legislative and General Government - 0.4%
Cook County, Illinois, G.O. Taxable Bonds, Series 2002A,
4.59%, 3/7/06                                                                 21,200    21,200
Cook County, Illinois, G.O. Taxable Bonds, Series 2004D,
4.59%, 3/7/06                                                                 15,000    15,000
                                                                                      --------
                                                                                        36,200
                                                                                      --------
Health Services - 0.1%
Surgery Center Financing Corp. Taxable VRDN,
Series 1997 (NCC Bank LOC), /(1)/
4.62%, 3/7/06                                                                  4,670     4,670
                                                                                      --------
Membership Organizations - 0.1%
American Association of Retired Persons VRDN,
4.60%, 3/7/06                                                                  6,200     6,200
                                                                                      --------

        MONEY MARKET PORTFOLIOS 8 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
DIVERSIFIED ASSETS PORTFOLIO (continued)
FEBRUARY 28, 2006 (UNAUDITED)

                                                                            PRINCIPAL
                                                                             AMOUNT    VALUE
                                                                             (000S)    (000S)
                                                                            --------- --------
MUNICIPAL INVESTMENTS - 1.6% - CONTINUED
Miscellaneous Retail - 0.1%
Macon-Bibb County, Georgia, IDA Taxable VRDB,
Bass Pro Outdoor World, LLC, /(1)/
4.58%, 3/7/06                                                                $13,000  $ 13,000
                                                                                      --------
Museums, Galleries and Gardens - 0.1%
Illinois Educational Facilities Authority Taxable Revenue Bonds,
Series 2000A, Art Institute of Chicago,
4.59%, 3/7/06                                                                  4,800     4,800
                                                                                      --------
Oil and Gas Extraction - 0.0%
Duncan Oil Co. Project Taxable VRDN, Series 2000,
4.62%, 3/7/06                                                                  3,640     3,640
                                                                                      --------
Real Estate - 0.1%
Alaska Industrial Development and Export Authority Taxable
Revenue Bonds, Series 1988, Labar Property Lot 5 Project,
4.77%, 3/7/06                                                                    927       927
MHS Realty Company, LLC,
Taxable Secured Promissory VRDN, Series 2001,
4.57%, 3/7/06                                                                  7,830     7,830
Muhlenberg, Kentucky, Medical Properties II, Taxable VRDN,
Series 2003,
4.62%, 3/7/06                                                                  4,800     4,800
                                                                                      --------
                                                                                        13,557
                                                                                      --------
Specialty Hospitals - 0.0%
Arizona State University Taxable Revenue Bonds,
Nanotechnology Research Project,
4.56%, 3/7/06                                                                  1,600     1,600
                                                                                      --------
Urban and Community Development - 0.0%
Tri-O Development LLC, Taxable Program Notes,
Series 1999 (National City Bank LOC),
4.62%, 3/7/06                                                                  3,335     3,335
                                                                                      --------
Total Municipal Investments (Cost $163,207)                                            163,207
                                                                                      --------
U.S. GOVERNMENT AGENCIES - 0.2% /(2)/
Freddie Mac - 0.2%
FHLMC Bond,
4.76%, 2/9/07                                                                 20,000    20,000
                                                                                      --------
Total U.S. Government Agencies (Cost $20,000)                                           20,000
                                                                                      --------

        MONEY MARKET PORTFOLIOS 9 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
DIVERSIFIED ASSETS PORTFOLIO (continued)
FEBRUARY 28, 2006 (UNAUDITED)

                                                                            PRINCIPAL
                                                                             AMOUNT       VALUE
                                                                             (000S)       (000S)
                                                                            ---------- -----------
REPURCHASE AGREEMENTS - 31.4%
(Colld. at a minimum of 102%) /(3)/
Joint Repurchase Agreements - 1.5%
Bank of America Securities LLC, dated 2/28/06,
repurchase price $50,012
4.50%, 3/1/06                                                               $   50,005 $    50,005
Morgan Stanley & Co., Inc., dated 2/28/06,
repurchase price $33,341
4.51%, 3/1/06                                                                   33,337      33,337
Societe Generale, New York Branch, dated 2/28/06,
repurchase price $16,671
4.51%, 3/1/06                                                                   16,669      16,669
UBS Securities LLC, dated 2/28/06, repurchase price $50,012
4.52%, 3/1/06                                                                   50,005      50,005
                                                                                       -----------
                                                                                           150,016
                                                                                       -----------
(Colld. at a minimum of 102%) /(4)/
Repurchase Agreements - 29.9%
Bank of America N.A., dated 2/28/06,
repurchase price $840,107
4.58%, 3/1/06                                                                  840,000     840,000
Bank of America Securities LLC, dated 2/28/06,
repurchase price $1,085,138
4.57%, 3/1/06                                                                1,085,000   1,085,000
BNP Paribas Securities Corp., dated 2/28/06,
repurchase price $350,044
4.57%, 3/1/06                                                                  350,000     350,000
Deutsche Bank Securities, Inc., dated 2/28/06,
repurchase price $255,032
4.57%, 3/1/06                                                                  255,000     255,000
Goldman Sachs & Co., dated 2/28/06,
repurchase price $125,016
4.60%, 3/1/06                                                                  125,000     125,000
UBS Securities LLC, dated 2/28/06,
repurchase price $445,056
4.57%, 3/1/06                                                                  445,000     445,000
                                                                                       -----------
                                                                                         3,100,000
                                                                                       -----------
Total Repurchase Agreements (Cost $3,250,016)                                            3,250,016
                                                                                       -----------
Total Investments - 103.1% (Cost $10,677,049) /(5)/                                     10,677,049
                                                                                       -----------
Liabilities less Other Assets - (3.1)%                                                    (317,292)
                                                                                       -----------
NET ASSETS -100.0%                                                                     $10,359,757
                                                                                       -----------

       MONEY MARKET PORTFOLIOS 10 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
DIVERSIFIED ASSETS PORTFOLIO (continued)
FEBRUARY 28, 2006 (UNAUDITED)
--------
(1) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2) The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(3) The nature and terms of the collateral received for the joint repurchase agreements are as follows:

                                           COUPON         MATURITY
         NAME                              RATES           DATES
         ----                           ------------- -----------------
         U.S. Treasury Bonds            3.38% -12.00% 8/15/13 - 4/15/29
         U.S. Treasury Notes            2.00% - 3.88% 1/15/09 - 1/15/14

(4) The nature and terms of the collateral received for the repurchase agreements are as follows:

                                           COUPON         MATURITY
         NAME                              RATES           DATES
         ----                           ------------- ----------------
         FHLMC                          0.00% - 6.50% 8/15/16 - 3/1/36
         FNMA                           0.00% - 6.02% 3/25/15 - 1/1/40
         GNMA                               6.00%         6/16/32

(5) The cost for federal income tax purposes was $10,677,049.

       MONEY MARKET PORTFOLIOS 11 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
ABBREVIATIONS AND OTHER INFORMATION
DIVERSIFIED ASSETS PORTFOLIO (continued)
FEBRUARY 28, 2006 (UNAUDITED)

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of the net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

Colld. Collateralized

FHLMC  Federal Home Loan Mortgage Corp.

FNMA   Federal National Mortgage Association

FRCP   Floating Rate Commercial Paper

FRN    Floating Rate Notes

FSB    Federal Savings Bank

GNMA   Government National Mortgage Association

G.O.   General Obligation

IDA    Industrial Development Authority

LOC    Letter of Credit

MTN    Medium Term Notes

VRDB   Variable Rate Demand Bonds

VRDN   Variable Rate Demand Notes

       MONEY MARKET PORTFOLIOS 12 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
GOVERNMENT PORTFOLIO
FEBRUARY 28, 2006 (UNAUDITED)

                                                                            PRINCIPAL
                                                                             AMOUNT     VALUE
                                                                             (000S)     (000S)
                                                                            --------- ----------
U.S. GOVERNMENT AGENCIES - 61.9% /(1)/
Fannie Mae - 46.3%
FNMA Discount Notes,
4.23%, 3/1/06                                                               $100,000  $  100,000
4.26%, 3/1/06                                                                156,835     156,835
0.00%, 4/3/06                                                                 80,000      79,670
4.50%, 4/3/06                                                                 42,674      42,498
4.08%, 5/1/06                                                                150,828     149,673
4.31%, 5/10/06                                                               100,000      99,163
4.36%, 5/24/06                                                                30,000      29,695
4.37%, 5/31/06                                                                85,000      84,062
4.65%, 6/1/06                                                                 20,000      19,762
4.61%, 1/26/07                                                                70,000      67,033
FNMA FRN,
4.45%, 3/7/06                                                                 20,000      19,994
4.36%, 3/21/06                                                                95,000      94,960
4.38%, 3/21/06                                                                75,000      74,928
4.37%, 3/22/06                                                               155,000     154,948
4.67%, 5/22/06                                                                20,000      19,999
FNMA Notes,
2.13%, 4/15/06                                                                34,122      34,044
4.00%, 10/16/06                                                                3,250       3,237
2.69%, 1/30/07                                                                95,000      93,290
                                                                                      ----------
                                                                                       1,323,791
                                                                                      ----------
Federal Farm Credit Bank - 6.1%
Federal Farm Credit Bank FRN,
4.48%, 3/1/06                                                                 40,000      39,991
4.45%, 3/20/06                                                                85,000      84,986
4.50%, 3/20/06                                                                25,000      24,999
4.43%, 3/27/06                                                                25,000      25,000
                                                                                      ----------
                                                                                         174,976
                                                                                      ----------
Federal Home Loan Bank - 3.7%
FHLB Discount Note,
4.45%, 9/5/06                                                                 15,000      14,651
FHLB FRN,
4.61%, 5/9/06                                                                 20,000      19,998
4.63%, 5/16/06                                                                35,000      34,995
FHLB Note,
5.13%, 3/6/06                                                                 35,000      35,006
                                                                                      ----------
                                                                                         104,650
                                                                                      ----------
Freddie Mac - 5.8%
FHLMC Discount Notes,
3.97%, 3/23/06                                                                20,000      19,951
4.29%, 5/2/06                                                                 40,000      39,705
FHLMC FRN,
4.41%, 4/6/06                                                                 35,000      34,982
FHLMC Notes,
2.38%, 4/15/06                                                                35,000      34,907
2.00%, 4/27/06                                                                10,000       9,969
3.75%, 11/15/06                                                               25,000      24,843
                                                                                      ----------
                                                                                         164,357
                                                                                      ----------
Total U.S. Government Agencies (Cost $1,767,774)                                       1,767,774
                                                                                      ----------

        MONEY MARKET PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
GOVERNMENT PORTFOLIO (continued)
FEBRUARY 28, 2006 (UNAUDITED)

                                                                            PRINCIPAL
                                                                             AMOUNT     VALUE
                                                                             (000S)     (000S)
                                                                            --------- ----------
REPURCHASE AGREEMENTS - 40.4%
(Colld. at a minimum of 102%) /(2)/
Joint Repurchase Agreements - 4.6%
Bank of America Securities LLC, dated 2/28/06,
repurchase price $44,069
4.50%, 3/1/06                                                               $ 44,064  $   44,064
Morgan Stanley & Co., Inc., dated 2/28/06,
repurchase price $29,380
4.51%, 3/1/06                                                                 29,375      29,375
Societe Generale, New York Branch, dated 2/28/06,
repurchase price $14,690
4.51%, 3/1/06                                                                 14,688      14,688
UBS Securities LLC, dated 2/28/06,
repurchase price $44,069
4.52%, 3/1/06                                                                 44,064      44,064
                                                                                      ----------
                                                                                         132,191
                                                                                      ----------
(Colld. at a minimum of 102%) /(3)/
Repurchase Agreements - 35.8%
Bank of America Securities LLC, dated 2/28/06,
repurchase price $150,019
4.57%, 3/1/06                                                                150,000     150,000
Goldman Sachs, dated 2/28/06,
repurchase price $125,016
4.57%, 3/1/06                                                                125,000     125,000
Lehman Brothers, dated 2/28/06,
repurchase price $122,941
4.59%, 3/1/06                                                                122,925     122,925
Merrill Lynch, dated 2/28/06,
repurchase price $125,016
4.58%, 3/1/06                                                                125,000     125,000
UBS Securities LLC, dated 2/28/06,
repurchase price $200,025
4.57%, 3/1/06                                                                200,000     200,000
UBS Securities LLC, dated 2/28/06,
repurchase price $300,038
4.55%, 3/1/06                                                                300,000     300,000
                                                                                      ----------
                                                                                       1,022,925
                                                                                      ----------
Total Repurchase Agreements (Cost $1,155,116)                                          1,155,116
                                                                                      ----------
Total Investments - 102.3% (Cost $2,922,890) /(4)/                                     2,922,890
                                                                                      ----------
Liabilities less Other Assets - (2.3)%                                                   (66,036)
                                                                                      ----------
Net Assets - 100.0%                                                                   $2,856,854
                                                                                      ----------

        MONEY MARKET PORTFOLIOS 2 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
GOVERNMENT PORTFOLIO (continued)
FEBRUARY 28, 2006 (UNAUDITED)
--------
(1) The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2) The nature and terms of the collateral received for the joint repurchase agreements are as follows:

                                           COUPON         MATURITY
        NAME                               RATES           DATES
        ----                           -------------- -----------------
        U.S. Treasury Bonds            3.38% - 12.00% 8/15/13 - 4/15/29
        U.S. Treasury Notes            2.00% - 3.88%  1/15/09 - 1/15/14

(3) The nature and terms of the collateral received for the repurchase agreements are as follows:

                                           COUPON         MATURITY
         NAME                              RATES           DATES
         ----                           ------------- ----------------
         FHLMC                          0.00% - 8.00% 9/1/19 - 2/1/36
         FNMA                           0.00% - 7.00% 11/1/17 - 2/1/36

(4) The cost for federal income tax purposes was $2,922,890.

        MONEY MARKET PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
ABBREVIATIONS AND OTHER INFORMATION
GOVERNMENT PORTFOLIO (continued)
FEBRUARY 28, 2006 (UNAUDITED)

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of the net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

Colld. Collateralized

FHLB   Federal Home Loan Bank

FHLMC  Federal Home Loan Mortgage Corp.

FNMA   Federal National Mortgage Association

FRN    Floating Rate Notes

        MONEY MARKET PORTFOLIOS 4 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
GOVERNMENT SELECT PORTFOLIO
FEBRUARY 28, 2006 (UNAUDITED)

                                                                            PRINCIPAL
                                                                             AMOUNT      VALUE
                                                                             (000S)      (000S)
                                                                            ---------- ----------
U.S. GOVERNMENT AGENCIES - 104.1% /(1)/
Federal Farm Credit Bank - 28.1%
Federal Farm Credit Bank Discount Notes,
4.34%, 3/1/06                                                               $  221,903 $  221,903
4.37%, 6/6/06                                                                   20,000     19,765
4.16%, 10/12/06                                                                 35,000     34,090
4.38%, 11/2/06                                                                  50,000     48,504
4.47%, 1/16/07                                                                  24,000     23,043
Federal Farm Credit Bank FRN,
4.43%, 3/1/06                                                                   90,000     89,987
4.48%, 3/1/06                                                                   50,000     49,989
4.49%, 3/1/06                                                                  120,000    120,000
4.50%, 3/1/06                                                                  100,000     99,992
4.45%, 3/4/06                                                                   40,000     40,000
4.50%, 3/6/06                                                                   75,000     74,996
4.50%, 3/13/06                                                                  75,000     74,995
4.38%, 3/20/06                                                                  75,000     74,987
4.45%, 3/20/06                                                                  75,000     74,987
4.50%, 3/20/06                                                                  55,000     54,998
4.51%, 3/25/06                                                                  30,000     29,998
4.43%, 3/27/06                                                                  30,000     30,000
4.45%, 3/27/06                                                                  75,000     74,986
4.55%, 3/28/06                                                                  90,000     90,000
Federal Farm Credit Bank Notes,
2.13%, 7/17/06                                                                  10,000      9,909
3.70%, 7/5/06                                                                   10,000      9,964
4.35%, 10/19/06                                                                 10,000     10,000
                                                                                       ----------
                                                                                        1,357,093
                                                                                       ----------
Federal Home Loan Bank - 76.0%
FHLB Discount Notes,
4.23%, 3/1/06                                                                   63,000     63,000
4.33%, 3/1/06                                                                  100,000    100,000
4.35%, 3/1/06                                                                1,135,000  1,135,000
4.37%, 3/1/06                                                                  100,000    100,000
4.40%, 3/1/06                                                                  110,000    110,000
4.27%, 3/8/06                                                                  100,000     99,917
4.40%, 3/8/06                                                                  100,000     99,915
4.28%, 3/10/06                                                                  60,000     59,936
4.40%, 3/10/06                                                                 100,000     99,894
3.83%, 3/13/06                                                                  38,898     38,848
4.40%, 3/22/06                                                                 160,000    159,589
4.40%, 3/24/06                                                                 100,000     99,719
4.40%, 3/29/06                                                                 150,000    149,487
4.28%, 3/31/06                                                                  70,000     69,751
4.34%, 4/7/06                                                                   75,000     74,666
4.42%, 6/2/06                                                                  125,074    123,656
4.45%, 9/5/06                                                                   38,000     37,120

        MONEY MARKET PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
GOVERNMENT SELECT PORTFOLIO (continued)
FEBRUARY 28, 2006 (UNAUDITED)

                                                                            PRINCIPAL
                                                                             AMOUNT     VALUE
                                                                             (000S)     (000S)
                                                                            --------- ----------
U.S. GOVERNMENT AGENCIES - 104.1%/(1)/- CONTINUED
Federal Home Loan Bank - 76.0% - (continued)
FHLB FRN,
4.29%, 3/1/06                                                               $ 50,000  $   49,991
4.57%, 5/1/06                                                                 75,000      74,983
4.61%, 5/9/06                                                                 55,000      54,994
4.63%, 5/16/06                                                                60,000      59,991
FHLB Notes,
5.13%, 3/6/06                                                                100,000     100,017
2.50%, 3/13/06                                                                60,965      60,935
2.50%, 3/15/06                                                                81,790      81,742
2.50%, 3/30/06                                                                36,000      35,956
2.38%, 4/5/06                                                                 25,235      25,198
2.50%, 4/11/06                                                                 7,000       6,985
6.07%, 5/2/06                                                                  2,500       2,507
2.75%, 5/15/06                                                                10,480      10,441
2.45%, 5/17/06                                                                 3,000       2,987
2.88%, 5/22/06                                                                18,615      18,543
2.85%, 5/24/06                                                                85,000      84,670
2.00%, 6/16/06                                                                10,000       9,926
3.25%, 7/21/06                                                                25,000      24,854
2.15%, 7/28/06                                                                20,000      19,810
3.25%, 8/11/06                                                                20,000      19,878
3.50%, 8/15/06                                                                15,000      14,910
4.00%, 8/18/06                                                                20,000      19,945
2.30%, 8/30/06                                                                20,000      19,773
2.88%, 9/15/06                                                                40,000      39,573
3.75%, 9/28/06                                                                32,025      31,867
3.13%, 11/15/06                                                               40,000      39,577
4.13%, 11/15/06                                                                8,525       8,494
3.88%, 12/1/06                                                                10,000       9,943
4.63%, 1/30/07                                                                50,000      49,918
4.71%, 2/9/07                                                                 75,000      75,000
                                                                                      ----------
                                                                                       3,673,906
                                                                                      ----------
Total U.S. Government Agencies (Cost $5,030,999)                                       5,030,999
                                                                                      ----------
U.S. GOVERNMENT OBLIGATION - 1.6%
U.S. Treasury Bill,
4.40%, 3/16/06                                                                75,000      74,862
                                                                                      ----------
Total U.S. Government Obligation (Cost $74,862)                                           74,862
                                                                                      ----------
Total Investments - 105.7% (Cost $5,105,861)(2)                                        5,105,861
                                                                                      ----------
Liabilities less Other Assets - (5.7)%                                                  (273,778)
                                                                                      ----------
NET ASSETS - 100.0%                                                                   $4,832,083
                                                                                      ----------

--------
(1) The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2) The cost for federal income tax purposes was $5,105,861.

        MONEY MARKET PORTFOLIOS 2 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
ABBREVIATIONS AND OTHER INFORMATION
GOVERNMENT SELECT PORTFOLIO (continued)
FEBRUARY 28, 2006 (UNAUDITED)

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of the net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

FHLB Federal Home Loan Bank

FRN  Floating Rate Notes

        MONEY MARKET PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
TAX-EXEMPT PORTFOLIO
FEBRUARY 28, 2006 (UNAUDITED)

                                                                            PRINCIPAL
                                                                             AMOUNT   VALUE
                                                                             (000S)   (000S)
                                                                            --------- -------
MUNICIPAL INVESTMENTS - 99.3%
Alabama - 0.9%
Healthcare Network Properties Revenue Bonds, Series A 1999,
Loan Program Notes (National City Bank LOC), /(1)/
3.28%, 3/7/06                                                                $ 8,300  $ 8,300
                                                                                      -------
Arizona - 2.1%
Arizona Health Facilities Authority Hospital VRDB, Series 2002,
Yavapai Regional Medical Center (FSA Corp. Insured),
3.29%, 3/7/06                                                                  6,900    6,900
Arizona Health Facilities Authority Revenue Bonds, Series 2003B-2,
The Terraces Project (Lloyds TSB Bank LOC),
3.19%, 3/7/06                                                                  1,300    1,300
Pima County IDA Multifamily Housing VRDB, Series 2001,
Eastside Place Apartments Project (FNMA LOC),
3.19%, 3/7/06                                                                  1,190    1,190
Salt River Project Agricultural Improvement and Power District Revenue
Bonds,
Citigroup Eagle Series 2006-14, /(1)/
3.22%, 3/7/06                                                                 11,000   11,000
                                                                                      -------
                                                                                       20,390
                                                                                      -------
California - 3.5%
ABAG Finance Authority for Nonprofit Corp. Coros California Revenue VRDB,
Jewish Home San Fancisco (Allied Irish Bank LOC),
2.95%, 3/1/06                                                                    100      100
Bay Area Toll Bridge Revenue VRDB, Series C,
San Francisco Bay Area Toll Authority (AMBAC Insured),
3.14%, 3/7/06                                                                 10,000   10,000
California Department of Water Resources VRDB,
Series 2002C-1 (Dexia Credit Local LOC),
3.22%, 3/7/06                                                                  9,750    9,750
California State Department of Water Resources VRDB,
Series 2002C-7 (FSA Corp. Insured),
3.15%, 3/7/06                                                                 12,200   12,200
California State G.O.,
Series 2003B-4, Floating Rate Certificates (Bank of New York LOC),
3.15%, 3/7/06                                                                  1,425    1,425
California Statewide Communities Development Authority Revenue VRDB,
University of San Diego (BNP Paribas LOC),
3.16%, 3/7/06                                                                    200      200
                                                                                      -------
                                                                                       33,675
                                                                                      -------
Colorado - 5.7%
Colorado Educational and Cultural Facilities Authority VRDB, Series 2003A,
National Jewish Federation Bond Progam Project (Bank of America N.A. LOC),
3.01%, 3/1/06                                                                  3,935    3,935
Colorado Educational and Cultural Facilities Authority VRDB, Series 2005,
Kent Denver School Project (Bank of New York LOC),
3.24%, 3/7/06                                                                  4,950    4,950
Colorado Educational and Cultural Facilities Authority VRDB, Series
2005B-1,
National Jewish Federation Bond Program Project (National City Bank LOC),
3.01%, 3/1/06                                                                  1,620    1,620
Colorado HFA,
SFM Class 1 (SFM Class 1 GIC),
3.43%, 1/3/07                                                                  6,000    6,000
Denver City and County Revenue Bonds, Series 1985,
Ogden Residences Project (CALYON LOC),
3.01%, 3/1/06                                                                  6,000    6,000

        MONEY MARKET PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
TAX-EXEMPT PORTFOLIO (continued)
FEBRUARY 28, 2006 (UNAUDITED)

                                                                            PRINCIPAL
                                                                             AMOUNT   VALUE
                                                                             (000S)   (000S)
                                                                            --------- -------
MUNICIPAL INVESTMENTS - 99.3% - CONTINUED
Colorado - 5.7% - (continued)
Denver Urban Renewal Authority Tax Increment Revenue Bonds,
Merrill Lynch P-Floats PT-999 (Merrill Lynch & Co., Inc. Gtd.), /(1)/
3.27%, 3/7/06                                                                $12,500  $12,500
Greenwood Village G.O. VRDB, Series 2003,
City of Fiddlers Business Improvement District (U.S. Bank N.A. LOC),
3.30%, 3/7/06                                                                  2,900    2,900
Park Creek Metropolitan District Revenue Bonds,
Merrill Lynch P-Floats 157 (Danske Bank Gtd.), /(1)/(2)/
3.50%, 2/15/07                                                                17,500   17,500
                                                                                      -------
                                                                                       55,405
                                                                                      -------
Connecticut - 0.6%
Connecticut State Health and Educational Facility Authority VRDB, Series
X-2,
Yale University,
3.16%, 3/7/06                                                                  6,100    6,100
                                                                                      -------
District of Columbia - 1.3%
District of Columbia VRDB, Series 2001,
Henry J. Kaiser Foundation Project (Kaiser Family Foundation Gtd.),
3.24%, 3/7/06                                                                  1,200    1,200
District of Columbia Water and Sewer VRDB,
Citicorp Eagle Trust 8121A
(FSA Corp. Insured), /(1)/
3.22%, 3/7/06                                                                  7,000    7,000
District of Columbia Water and Sewer VRDB, Series 1998,
Citibank Eagle Trust 985201
(FSA Corp. Insured), /(1)/
3.22%, 3/7/06                                                                  4,200    4,200
                                                                                      -------
                                                                                       12,400
                                                                                      -------
Florida - 4.3%
Florida Higher Education Facilities Authority VRDB, Series 2003,
St. Thomas University Project (SunTrust Bank LOC),
2.96%, 3/1/06                                                                  8,495    8,495
Florida State Department of Transportation Revenue Bonds, Series 2005-A22,
Wachovia MERLOTS, /(1)/(2)/
3.35%, 11/15/06                                                               12,495   12,495
Highlands County Health Facilities Authority VRDB, Series 1996A,
Adventist Health System Project (FGIC Insured),
3.19%, 3/7/06                                                                  2,000    2,000
Highlands County Health Facilities Authority VRDB, Series 2003A,
Adventist Health System Project (SunTrust Bank LOC),
3.20%, 3/7/06                                                                  3,500    3,500
Lee County IDA Healthcare Facilities VRDB, Series 2002,
Shell Point Village Project (Bank of America N.A. LOC),
3.20%, 3/7/06                                                                  2,420    2,420
Orange County IDA VRDB, Series 2002,
Catholic Diocese Project (SunTrust Bank LOC),
3.19%, 3/7/06                                                                  3,000    3,000
Palm Beach County VRDB, Series 2003,
Morse Obligation Group Project (KeyBank N.A. LOC),
3.21%, 3/7/06                                                                  3,500    3,500
Pinellas County Health Facility Authority VRDB, Series 2004,
Bayfront Projects (SunTrust Bank LOC),
2.96%, 3/1/06                                                                  5,600    5,600

        MONEY MARKET PORTFOLIOS 2 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
TAX-EXEMPT PORTFOLIO (continued)
FEBRUARY 28, 2006 (UNAUDITED)

                                                                            PRINCIPAL
                                                                             AMOUNT   VALUE
                                                                             (000S)   (000S)
                                                                            --------- -------
MUNICIPAL INVESTMENTS - 99.3% - CONTINUED
Florida - 4.3% - (continued)
Putnam County Development Authority PCR Bonds, Series 1984H-3, Seminole
Electric Cooperative Project (National Rural Utilities Cooperative Finance
Go. Gtd.),
2.80%, 3/15/06                                                               $  930   $   930
                                                                                      -------
                                                                                       41,940
                                                                                      -------
Georgia - 2.0%
Burke County Development Authority PCR Bonds,
Series 2002, Oglethorpe Power Vogtle Project (MBIA Insured),
2.96%, 3/1/06                                                                 4,400     4,400
Clayton County Development Authority VRDB, Series 2000A,
Delta Airlines Project (General Electric Capital Corp. LOC),
3.26%, 3/7/06                                                                 5,300     5,300
Macon-Bibb County Hospital Authority VRDB, Series 2003,
Revenue Anticipation Certificates
Medical Center of Central Georgia (SunTrust Bank LOC),
3.19%, 3/7/06                                                                 2,700     2,700
Macon Lease Refunding Revenue Bonds, Series 2004,
Bibb County School District Project,
3.19%, 3/7/06                                                                 2,825     2,825
Monroe County Development Authority PCR Bonds, Series 2002,
Oglethorpe Power Corp. Project (MBIA Insured),
2.96%, 3/1/06                                                                 1,800     1,800
Roswell Multifamily Housing Authority VRDB, Series 1994,
Wood Crossing Project (FHLMC LOC),
3.20%, 3/7/06                                                                 2,350     2,350
State of Georgia G.O. Bonds,
Eagle Trust Series 97C1001, /(1)/
3.22%, 3/7/06                                                                   340       340
                                                                                      -------
                                                                                       19,715
                                                                                      -------
Illinois - 12.2%
Arlington Heights Multifamily Housing Revenue VRDB, Series 1997,
Dunton Tower Apartments Project (Marshall & Ilsley Bank LOC),
3.19%, 3/7/06                                                                 4,230     4,230
Chicago Board of Education G.O.,Series A,
Merrill P-Floats PA-617,
School Reform Board (FGIC Insured), /(1)/
3.23%, 3/7/06                                                                 4,995     4,995
Chicago Board of Education Variable Rate Certificates, Series 2000A,
School Reform Board
(FGIC Insured), /(1)/
3.28%, 3/7/06                                                                 4,205     4,205
Chicago G.O. Refunding VRDB, Series 1998,
Citicorp Eagle Trust 981302 (FSA Corp. Insured), /(1)/
3.22%, 3/7/06                                                                 1,000     1,000
Chicago G.O. Tender Notes, Series 2006 (Bank of America N.A. LOC),
3.35%, 3/7/06                                                                 5,000     5,000
Chicago Metropolitan Water Reclamation District G.O. VRDB, Series 2002A,
3.19%, 3/7/06                                                                 6,500     6,500
Chicago School Reform Board G.O. Bonds, Variable Rate Certificates, Series
1996,
Bank of America Securities
(MBIA Insured), /(1)/
3.28%, 3/7/06                                                                 1,800     1,800

        MONEY MARKET PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
TAX-EXEMPT PORTFOLIO (continued)
FEBRUARY 28, 2006 (UNAUDITED)

                                                                            PRINCIPAL
                                                                             AMOUNT    VALUE
                                                                             (000S)    (000S)
                                                                            --------- --------
MUNICIPAL INVESTMENTS - 99.3% - CONTINUED
Illinois - 12.2% - (continued)
Cook County Public Purpose Revenue Bonds, Series 1990,
Claretian Association Neighborhood Office, Inc. Project (FHLB LOC),
4.81%, 3/7/06                                                                $ 3,160  $  3,160
Illinois Development Finance Authority Economic Development Revenue Bonds,
Series 2003, Resurrection Center Project (Harris N.A. LOC),
3.19%, 3/7/06                                                                  5,035     5,035
Illinois Development Finance Authority Revenue Bonds, Series 2001,
YMCA of Metropolitan Chicago Project (Harris N.A. LOC),
3.23%, 3/7/06                                                                    500       500
Illinois Development Finance Authority Revenue VRDB, Series 2001C,
Evanston Northwestern (Evanston Northwestern Healthcare Corp. Gtd.),
3.20%, 3/7/06                                                                  1,800     1,800
Illinois Educational Facilities Authority Revenue Bonds,
University of Chicago Project,
3.10%, 6/27/06                                                                 8,000     8,000
Illinois Finance Authority Revenue Bonds, Series A,
All Saints Catholic (Harris N.A. LOC),
3.25%, 3/7/06                                                                 12,560    12,560
Illinois Finance Authority Revenue VRDB,
Landing at Plymouth (LaSalle Bank N.A. LOC),
3.20%, 3/7/06                                                                  7,500     7,500
Illinois Health Facilities Authority Revenue Bonds, Series 1997,
Central Baptist Home for the Aged Project (Allied Irish Bank LOC),
3.21%, 3/7/06                                                                  9,500     9,500
Illinois Health Facilities Authority Revenue Bonds, Series 2003-B,
Advocate Health Care Network,
3.40%, 1/4/07                                                                 10,000    10,000
Illinois International Port District Revenue Refunding VRDB, Series 2003
(LaSalle Bank N.A. LOC),
3.20%, 3/7/06                                                                  3,000     3,000
Illinois State G.O., Series 2005,
4.50%, 3/7/06                                                                 15,000    15,032
Illinois State Sales TRB,
Citigroup Series ROCS RR-II-R-4542,/ (1)/
3.22%, 3/7/06                                                                  3,955     3,955
Kane County Revenue Bonds, Series 1993,
Glenwood School for Boys (Harris N.A. LOC),
3.27%, 3/7/06                                                                  3,800     3,800
Peoria IDR Bonds, Series 1997,
Peoria Production Shop Project (JPMorgan Chase Bank LOC),
3.43%, 3/7/06                                                                    690       690
Will County VRDB, Series 2004,
Joliet Catholic Academy Project (Harris N.A. LOC),
3.28%, 3/7/06                                                                  6,250     6,250
                                                                                      --------
                                                                                       118,512
                                                                                      --------
Indiana - 6.5%
Indiana Bond Bank Revenue Bonds, Series 2006A,
Advanced Funding Program Notes,
4.50%, 2/1/07                                                                  2,500     2,526
Indiana Development Finance Authority Revenue VRDB, Series 2002,
Indianapolis Museum of Art (JPMorgan Chase Bank LOC),
3.23%, 3/7/06                                                                  1,700     1,700

        MONEY MARKET PORTFOLIOS 4 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
TAX-EXEMPT PORTFOLIO (continued)
FEBRUARY 28, 2006 (UNAUDITED)

                                                                            PRINCIPAL
                                                                             AMOUNT   VALUE
                                                                             (000S)   (000S)
                                                                            --------- -------
MUNICIPAL INVESTMENTS - 99.3% - CONTINUED
Indiana - 6.5% - (continued)
Indiana Health and Educational Facilities Finance Authority Revenue Bonds,
Series 2005A, Howard Regional Health System Project (Comerica Bank LOC),
3.05%, 3/1/06                                                                $ 1,000  $ 1,000
Indiana Health and Educational Facilities Finance Authority VRDB, Series
2005A,
Parkview Health Systems Project (AMBAC Insured),
3.17%, 3/7/06                                                                 10,050   10,050
Indiana Health Facility Financing Authority Revenue Bonds, Series 2001A-4,
Ascension Health Credit Group Project (Ascension Health Gtd.),
2.50%, 3/1/06                                                                 15,000   15,000
Indiana Health Facility Financing Authority VRDB, Series 2000,
Senior Living Greencroft Project (LaSalle Bank N.A. LOC),
3.20%, 3/7/06                                                                  1,190    1,190
Indiana Health Facility Financing Authority VRDB, Series 2002B,
Fayette Memorial Hospital Association (Fifth Third Bank LOC),
3.05%, 3/1/06                                                                  7,700    7,700
Indiana Health Facility Financing Authority VRDB, Series 2004,
Margaret Mary Community Hospital Project (Fifth Third Bank LOC),
3.05%, 3/1/06                                                                    900      900
Indiana Public Improvement Board Bank Revenue VRDB, Series A,
ABN AMRO Munitops Certificate Trust
(MBIA Insured), /(1)/
3.22%, 3/7/06                                                                  7,500    7,500
Indiana Transportation Authority Highway Revenue Bonds,
Citicorp Eagle Trust Series 981402, /(1)/
3.22%, 3/7/06                                                                  5,460    5,460
Perry Township Building Corp. Revenue Bonds, Series 2005,
ABN AMRO Munitops Certificate Trust 2005-6 (FSA Corp. Insured), /(1)/
3.23%, 3/7/06                                                                  9,810    9,810
                                                                                      -------
                                                                                       62,836
                                                                                      -------
Iowa - 3.2%
Iowa Finance Authority Health Care Facilities VRDB,
Iowa Health (FGIC Insured),
3.17%, 3/7/06                                                                 23,050   23,050
Iowa Finance Authority VRDB,
Series 2000, YMCA and Rehab Center Project
(Bank of America N.A. LOC),
3.24%, 3/7/06                                                                  2,200    2,200
Iowa Finance Authority VRDB, Series 2003A, St. Luke's Health
Foundation of Sioux City Project (General Electric Capital Corp. LOC),
3.18%, 3/7/06                                                                  6,300    6,300
                                                                                      -------
                                                                                       31,550
                                                                                      -------
Kansas - 0.5%
Kansas Development Finance Authority VRDB, Series 2004C,
Adventist Health System/Sunbelt (SunTrust Bank LOC),
3.22%, 3/7/06                                                                  5,000    5,000
                                                                                      -------
Kentucky - 1.2%
Fort Mitchell League of Cities Revenue VRDB, Series 2002A,
Trust Lease Program (U.S. Bank N.A. LOC),
3.20%, 3/7/06                                                                  6,450    6,450
Morehead League of Cities Lease Program VRDB, Series 2004A
(U.S. Bank N.A. LOC),
3.20%, 3/7/06                                                                  4,966    4,966
                                                                                      -------
                                                                                       11,416
                                                                                      -------

        MONEY MARKET PORTFOLIOS 5 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
TAX-EXEMPT PORTFOLIO (continued)
FEBRUARY 28, 2006 (UNAUDITED)

                                                                            PRINCIPAL
                                                                             AMOUNT   VALUE
                                                                             (000S)   (000S)
                                                                            --------- -------
MUNICIPAL INVESTMENTS - 99.3% - CONTINUED
Louisiana - 0.2%
Jefferson Parish Hospital VRDB, Series 2004,
East Jefferson General Hospital (JPMorgan Chase Bank LOC),
3.27%, 3/7/06                                                                $ 2,100  $ 2,100
                                                                                      -------
Massachusetts - 2.1%
Massachusetts Health and Educational Facilites VRDB, Series G,
Baystate Medical Center (Bank of America N.A. LOC),
3.17%, 3/7/06                                                                 20,000   20,000
                                                                                      -------
Michigan - 3.9%
Detroit School Building and Site Improvement G.O., Series 2002A,
ABN AMRO Munitops Certificate Trust, Series 2003-10 (FGIC Insured), /(1)/
3.20%, 3/7/06                                                                  4,495    4,495
Macomb County Hospital Finance Authority VRDB, Series 2003A-1,
Mount Clemens General (Comerica Bank LOC),
3.03%, 3/1/06                                                                  4,900    4,900
Michigan State Hospital Finance Authority Revenue VRDB,
Series 2003A, Crittenton Community Hospital (Comerica Bank LOC),
3.00%, 3/1/06                                                                  7,850    7,850
Michigan State Hospital Finance Authority Revenue VRDB,
Series 2004B, Holland Community Hospital (JPMorgan Chase Bank LOC),
3.21%, 3/7/06                                                                  5,500    5,500
Kent Hospital Finance Authority VRDB, Series A,
Spectrum Health (FGIC Insured),
3.17%, 3/7/06                                                                 15,000   15,000
                                                                                      -------
                                                                                       37,745
                                                                                      -------
Minnesota - 0.3%
Center City, Minnesota Health Care Facilities Revenue VRDB,
Series 2002, Hazelden Foundation Project
(Allied Irish Bank LOC),
3.21%, 3/7/06                                                                  2,500    2,500
                                                                                      -------
Mississippi - 0.3%
Medical Center Educational Building Corp. VRDB,
Adult Hospital Project (AMBAC Insured),
3.19%, 3/1/06                                                                  1,385    1,385
Mississippi Business Finance Corp. Revenue VRDB,
Series 2000, St. Andrew's Episcopal School Project
(Allied Irish Bank Insured),
3.22%, 3/7/06                                                                  1,645    1,645
                                                                                      -------
                                                                                        3,030
                                                                                      -------
Missouri - 2.8%
Chesterfield IDA Educational Facilities Revenue VRDB,
Series 2003, Gateway Academy, Inc. Project (U.S. Bank N.A. LOC),
3.05%, 3/1/06                                                                    400      400
Kirkwood Tax Increment Revenue VRDB, Series 2004,
Kirkwood Commons Project (U.S. Bank N.A. LOC),
3.05%, 3/1/06                                                                  3,200    3,200
Missouri Development Finance Board Lease Revenue VRDB, Series 2003,
Missouri Association Municipal Utilities (U.S. Bank N.A. LOC),
3.05%, 3/1/06                                                                  2,510    2,510
Missouri State Health and Educational Facilities Authority VRDB, Series
1999B,
St. Louis University,
3.05%, 3/1/06                                                                  2,915    2,915

        MONEY MARKET PORTFOLIOS 6 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
TAX-EXEMPT PORTFOLIO (continued)
FEBRUARY 28, 2006 (UNAUDITED)

                                                                            PRINCIPAL
                                                                             AMOUNT   VALUE
                                                                             (000S)   (000S)
                                                                            --------- -------
MUNICIPAL INVESTMENTS - 99.3% - CONTINUED
Missouri - 2.8% - (continued)
Missouri State Health and Educational Facilities Authority VRDB, Series
2001,
Missouri Valley College (U.S. Bank N.A. LOC),
3.05%, 3/1/06                                                                $ 5,885  $ 5,885
Missouri State Health and Educational Facilities Authority VRDB, Series
2001B,
Bethesda Health Group Project (U.S. Bank N.A. LOC),
3.05%, 3/1/06                                                                  6,675    6,675
Missouri State Health and Educational Facilities Authority VRDB, Series
2002,
Missouri Baptist College (U.S. Bank N.A. LOC),
3.05%, 3/1/06                                                                  2,200    2,200
St. Louis County IDA VRDB, Series 1996B,
Friendship Village West County Project
(LaSalle Bank N.A. LOC),
3.20%, 3/7/06                                                                  3,070    3,070
                                                                                      -------
                                                                                       26,855
                                                                                      -------
Nebraska - 1.7%
Douglas County School District G.O., Series 2003,
Citigroup ROCS-RR-II-R-4058, /(1)/
3.22%, 3/7/06                                                                  4,945    4,945
Lincoln Electric System Revenue Bonds, Series 2001,
MERLOTS Series 2003-B01, /(1) /
3.23%, 3/7/06                                                                 11,230   11,230
                                                                                      -------
                                                                                       16,175
                                                                                      -------
Nevada - 1.1%
Clark County Revenue Refunding Bonds, Series 1993A,
Airport Improvement System (MBIA Insured),
3.18%, 3/7/06                                                                 10,300   10,300
                                                                                      -------
New Mexico - 0.7%
Bernalillo County Gross TRB 1996B, Series 2004B
(MBIA Insured), /(1)/
3.22%, 3/7/06                                                                  5,160    5,160
City of Farmington PCR Refunding Bonds, Series 1994A,
Arizona Public Service Four Corners Project (Barclays Bank PLC LOC),
3.02%, 3/1/06                                                                  1,700    1,700
                                                                                      -------
                                                                                        6,860
                                                                                      -------
North Carolina - 1.2%
Charlotte Water and Sewer System CP,
2.90%, 6/6/06                                                                  2,000    2,000
3.05%, 7/11/06                                                                 2,800    2,800
New Hanover County G.O. School Bonds, Series 1995,
3.28%, 3/7/06                                                                  2,250    2,250
North Carolina Medical Care Commission,
MERLOTS Series 2001A39,
Providend Place Project (GNMA Gtd.), /(1)/
3.23%, 3/7/06                                                                    100      100
University of North Carolina Revenue Bonds,
Citigroup Eagle 720053014 Class 2005A, /(1)/
3.22%, 3/7/06                                                                  5,000    5,000
                                                                                      -------
                                                                                       12,150
                                                                                      -------
North Dakota - 0.4%
Ward County Health Care Facilities Revenue Bonds, Series 2002A,
Trinity Obligation Group Project (U.S. Bank N.A. LOC),
3.05%, 3/1/06                                                                  4,000    4,000
                                                                                      -------

        MONEY MARKET PORTFOLIOS 7 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
TAX-EXEMPT PORTFOLIO (continued)
FEBRUARY 28, 2006 (UNAUDITED)

                                                                            PRINCIPAL
                                                                             AMOUNT   VALUE
                                                                             (000S)   (000S)
                                                                            --------- -------
MUNICIPAL INVESTMENTS - 99.3% - CONTINUED
Ohio - 4.5%
Franklin County Health Care Facilities Revenue Bonds, Series 2005,
Chelsea First Community (KBC Bank LOC),
3.21%, 3/7/06                                                                $30,000  $30,000
Franklin County Hospital Revenue Bonds, Series 2001 II-R-55,
Smith Barney ROCS
(U.S. Treasuries Escrowed), /(1)/
3.22%, 3/7/06                                                                  5,365    5,365
Hamilton County Health Care Facilities Revenue VRDB, Series 2003A,
Twin Towers and Twin Lakes Project (U.S. Bank N.A. LOC),
3.21%, 3/7/06                                                                  6,000    6,000
Middletown Development Revenue Bonds, Series 2003,
Bishop Fenwick High School Project
(JPMorgan Chase Bank LOC),
3.27%, 3/7/06                                                                  2,450    2,450
                                                                                      -------
                                                                                       43,815
                                                                                      -------
Oklahoma - 0.4%
Tulsa Industrial Authority Revenue Bonds, Series 2000B,
University of Tulsa
(MBIA Insured),
3.27%, 3/7/06                                                                  3,785    3,785
                                                                                      -------
Oregon - 0.4%
Oregon State Facilities Authority Revenue VRDB, Series 2005A,
Quatama Crossing Project (FNMA LOC),
3.19%, 3/7/06                                                                  3,970    3,970
                                                                                      -------
Pennsylvania - 2.2%
Allegheny County Hospital Development Authority Revenue Bonds, Series 1988
B-2,
Presbyterian University Hospital (JPMorgan Chase Bank LOC),
3.22%, 3/7/06                                                                  1,185    1,185
Cumberland County Municipal Authority Revenue Bonds, Series 2002C,
Wesley Affliliated Services (Lloyds TSB Bank LOC),
3.19%, 3/7/06                                                                  5,000    5,000
Philadelphia Hospital and Higher Educational Facilities VRDB, Series 1999B,
Jefferson Health System (Jefferson Health System Gtd.),
2.75%, 4/3/06                                                                  5,000    5,000
State of Pennsylvania Clipper Tax-Exempt COPS, Series 2005-5
(FSA Corp. Insured), /(1) /
3.22%, 3/7/06                                                                 10,000   10,000
                                                                                      -------
                                                                                       21,185
                                                                                      -------
South Carolina - 1.5%
Oconee County PCR VRDB, Series 1993,
Duke Energy Corp. (SunTrust Bank LOC),
3.19%, 3/7/06                                                                 14,700   14,700
                                                                                      -------
Tennessee - 4.0%
Knox County Health and Educational Housing Facilities Board Revenue
Bonds (AMT), Merrill Lynch P-Floats PT-3365 (Merrill Lynch & Co., Inc.
Gtd.), /(1)/
3.29%, 3/7/06                                                                  3,420    3,420
Montgomery County Public Building Authority Bonds, Series 2002,
Local Government Public Improvement Bonds (Bank of America N.A. LOC),
3.00%, 3/1/06                                                                  8,400    8,400
Metropolitan Government Nashville and Davidson County Electric
Revenue Bonds, Citicorp Eagle Trust Series 984201, /(1)/
3.22%, 3/7/06                                                                  8,100    8,100

        MONEY MARKET PORTFOLIOS 8 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
TAX-EXEMPT PORTFOLIO (continued)
FEBRUARY 28, 2006 (UNAUDITED)

                                                                            PRINCIPAL
                                                                             AMOUNT   VALUE
                                                                             (000S)   (000S)
                                                                            --------- -------
MUNICIPAL INVESTMENTS - 99.3% - CONTINUED
Tennessee - 4.0% - (continued)
Metropolitan Government Nashville and Davidson County Health and
Educational
Facilities Board Revenue Bonds, Series 2001B1, Ascension Health Credit,
2.85%, 8/1/06                                                                $ 5,000  $ 5,000
Metropolitan Government Nashville and Davidson County
Health and Educational Facilities Board Revenue Bonds, Series 2001B2,
Ascension Health Credit
(Ascension Health Gtd.),
3.40%, 1/4/07                                                                  5,000    5,000
Metropolitan Government Nashville and Davidson County IDB VRDB, Series
2002,
University of Nashville Project
(SunTrust Bank LOC),
3.19%, 3/7/06                                                                  2,000    2,000
Sevier County Public Building Authority Revenue Bonds,
Local Government Public Improvement Bonds (FSA Corp. Insured),
Series 1999 IV-A-2,
3.01%, 3/1/06                                                                  2,965    2,965
Series 2000 IV-C-3,
3.01%, 3/1/06                                                                  2,000    2,000
Williamson County IDB Revenue Bonds,
Series 2003, Currey Ingram Academy Project
(SunTrust Bank LOC),
3.27%, 3/7/06                                                                  2,350    2,350
                                                                                      -------
                                                                                       39,235
                                                                                      -------
Texas - 13.8%
City of Houston Water and Sewer Systems Revenue Bonds, Series 2003-14,
BNP Paribas STARS Certificates (FSA Corp. Insured), /(1)/
3.22%, 3/7/06                                                                  1,595    1,595
Comal Independent School District VRDB, Series 1999-9,
ABN AMRO Munitops Certificate Trust, /(1)/
3.21%, 3/7/06                                                                  6,500    6,500
Conroe Independent School District, G.O., Series 2002-1,
ABN AMRO Munitops Certificate Trust (PSF of Texas Gtd.), /(1)/
3.23%, 3/7/06                                                                  9,995    9,995
Granbury Independent School District G.O.,
Soc Gen Series 1999 SG-129 (PSF of Texas Gtd.), /(1)/
3.22%, 3/7/06                                                                  4,815    4,815
Harris County Health Facilities Development Corp. Refunding VRDB, Series
2005B,
Methodist Hospital System Project,
3.01%, 3/1/06                                                                 37,050   37,050
Harris County Health Facilities Development Corp.
Revenue Bonds, Wachovia MERLOTS Series 2001A87
(U.S. Treasuries Escrowed),/ (1)/
3.23%, 3/7/06                                                                  2,610    2,610
Keller Independent School District G.O., Series 2001-26,
ABN AMRO Munitops Certificate Trust (PSF of Texas Gtd.), /(1)/
3.23%, 3/7/06                                                                  4,000    4,000
Princeton Independent School District G.O., Soc Gen Series 2003 SGB-41
(PSF of Texas Gtd.), /(1)/
3.22%, 3/7/06                                                                  4,750    4,750
San Antonio City Electric and Gas VRDB,
Wachovia MERLOTS Series 2001A68 (Colld. by U.S. Treasury Securities), /(1)/
3.23%, 3/7/06                                                                  3,625    3,625

        MONEY MARKET PORTFOLIOS 9 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
TAX-EXEMPT PORTFOLIO (continued)
FEBRUARY 28, 2006 (UNAUDITED)

                                                                            PRINCIPAL
                                                                             AMOUNT    VALUE
                                                                             (000S)    (000S)
                                                                            --------- --------
MUNICIPAL INVESTMENTS - 99.3% - CONTINUED
Texas - 13.8% - (continued)
State of Texas TRANS, Series 2005,
4.50%, 8/31/06                                                               $34,000  $ 34,231
State of Texas Transportation Mobility G.O.,
Citigroup Eagle 720050055, /(1)/
3.22%, 3/7/06                                                                  5,085     5,085
Tarrant County Health Facilities Development Authority Revenue VRDB,
Series 1996A, Adventist Health System Sunbelt (SunTrust Bank LOC),
3.19%, 3/7/06                                                                  5,875     5,875
Texas A&M University Revenue Bonds,
Series 2003A RR-II-R-4005 ROCS, /(1)/
3.22%, 3/7/06                                                                  4,770     4,770
Texas City Industrial Development Corp.,
Wachovia MERLOTS Series 2000A34, Arco
Pipeline Project (BP PLC Gtd.), /(1)/
3.23%, 3/7/06                                                                  3,895     3,895
Texas State Turnpike Authority Revenue Bonds, Series 2002B,
First Tier (AMBAC Insured),
3.17%, 3/7/06                                                                  5,000     5,000
                                                                                      --------
                                                                                       133,796
                                                                                      --------
Utah - 1.1%
Murray City Hospital Revenue VRDB, Series C,
IHC Health Services, Inc.,
3.20%, 3/7/06                                                                  1,000     1,000
Utah Water Finance Agency Revenue VRDB, Series 2005A-14,
Tender Options (AMBAC Insured),
3.24%, 3/7/06                                                                  4,100     4,100
Utah Water Finance Agency Revenue VRDB,
Series 2002A2 (AMBAC Insured),
3.24%, 3/7/06                                                                  5,330     5,330
                                                                                      --------
                                                                                        10,430
                                                                                      --------
Virginia - 0.4%
Virginia College Building Authority VRDB, Series 2004,
University of Richmond Project,
3.19%, 3/7/06                                                                  4,000     4,000
                                                                                      --------
Washington - 6.2%
Seattle Light and Power Revenue Bonds, Citigroup ROCS II-R Series 50
(FSA Corp. Insured), /(1)/
3.22%, 3/7/06                                                                  6,495     6,495
Tacoma Water System Revenue Bonds, Series 2002-36,
ABN AMRO Munitops Certificate Trust (MBIA Insured), /(1)/
3.23%, 3/7/06                                                                  8,680     8,680
Washington State G.O., Series 1993B,
Smith Barney Soc Gen Trust SGB-13, /(1)/
3.22%, 3/7/06                                                                 20,600    20,600
Washington State G.O., Series 2004D,
ABN AMRO Munitops Certificate Trust, Series 2004-13 (AMBAC Insured), /(1)/
3.23%, 3/7/06                                                                 10,655    10,655
Washington State Housing Finance Commission
Nonprofit Housing VRDB, Series 2003,
Gonzaga Preparatory School Project (Bank of America N.A. LOC),
3.24%, 3/7/06                                                                  2,400     2,400

       MONEY MARKET PORTFOLIOS 10 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
TAX-EXEMPT PORTFOLIO (continued)
FEBRUARY 28, 2006 (UNAUDITED)

                                                                            PRINCIPAL
                                                                             AMOUNT     VALUE
                                                                             (000S)     (000S)
                                                                            ---------- --------
MUNICIPAL INVESTMENTS - 99.3% - CONTINUED
Washington - 6.2% - (continued)
Washington State Housing Finance Commission VRDB, Series 2000,
Living Care Center Project (Wells Fargo Bank N.A. LOC),
3.22%, 3/7/06                                                               $   11,615 $ 11,615
                                                                                       --------
                                                                                         60,445
                                                                                       --------
West Virgina - 2.2%
Marshall County PCR Bonds, Series 1985,
Mountaineer Carbon Company Project (BP PLC Gtd.),
3.01%, 3/1/06                                                                    1,400    1,400
West Virgina State Hospital Finance Authority VRDB, Series 2003A1,
Pallottine Health Services, Inc. Project (JPMorgan Chase Bank LOC)
3.20%, 3/7/06                                                                   20,140   20,140
                                                                                       --------
                                                                                         21,540
                                                                                       --------
Wisconsin - 3.9%
Madison Metropolitan School District TRANS,
4.00%, 9/8/06                                                                    2,000    2,011
Wisconsin Health and Educational Facilities Authority
Revenue Bonds, Series 2002,
Meriter Hospital, Inc. Project (Marshall & Ilsley
Bank LOC),
3.05%, 3/1/06                                                                    3,250    3,250
Wisconsin Health and Educational Facilities Authority Revenue Bonds,
Series 2004C,
EastCastle Place (LaSalle Bank N.A. LOC),
3.19%, 3/7/06                                                                    7,000    7,000
Wisconsin Health and Educational Facilities Authority Revenue Bonds,
St. Joseph Community Hospital (Marshall & Ilsley Bank LOC),
3.22%, 3/7/06                                                                      590      590
Wisconsin Health and Educational Facilities Authority
Revenue VRDB, Series 2002A,
Capital Access Pool Vernon Memorial Hospital
(U.S. Bank N.A. LOC),
3.05%, 3/1/06                                                                    1,835    1,835
Wisconsin Health and Educational Facilities Authority
Revenue VRDB, Series 2003, Oakwood Village Project (Marshall & Ilsley Bank
LOC),
3.21%, 3/7/06                                                                   11,930   11,930
Wisconsin Public Power, Inc. Revenue Bonds, Series 1150,
JPM Putters (AMBAC Insured), /(1)/
3.22%, 3/7/06                                                                   11,730   11,730
                                                                                       --------
                                                                                         38,346
                                                                                       --------
Total Municipal Investments (Cost $964,201)                                             964,201
                                                                                       --------

                                                                            NUMBER OF   VALUE
                                                                             SHARES     (000S)
                                                                            ---------- --------
INVESTMENT COMPANIES - 0.4%
AIM Tax-Exempt Cash Fund                                                     3,910,737    3,911
Dreyfus Tax-Exempt Cash Management Fund                                        417,259      417
                                                                                       --------
Total Investment Companies (Cost $4,328)                                                  4,328
                                                                                       --------
Total Investments - 99.7% (Cost $968,529) /(3)/                                         968,529
                                                                                       --------
Other Assets Less Liabilites - 0.3%                                                       2,842
                                                                                       --------
NET ASSETS - 100.0%                                                                    $971,371
                                                                                       --------

       MONEY MARKET PORTFOLIOS 11 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
TAX-EXEMPT PORTFOLIO (continued)
FEBRUARY 28, 2006 (UNAUDITED)
--------
(1) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2) Restricted security has been deemed illiquid. At February 28, 2006, the value of these restricted illiquid securities amounted to approximately $29,995,000 or 3.1% of net assets. Additional information on the holding is as follows:

                                                                    ACQUISITION
                                                    ACQUISITION        COST
SECURITY                                               DATE           (000S)
--------                                        ------------------- -----------
Park Creek Metropolitan District Revenue Bonds
(CO),
3.50%, 2/15/07                                  9/30/05 and 2/13/06   $17,500
Florida State Department of Transportation
Revenue Bonds (FL),
3.35%, 11/15/06                                      11/15/05          12,495
                                                -------------------   -------

(3) The cost for federal income tax purposes was $968,529.

At February 28, 2006, the industry sectors for the Tax-Exempt Portfolio were:

INDUSTRY SECTOR                                                % OF NET ASSETS
---------------                                                ---------------
Air, Water Services and Solid Waste Management                        9.9%
Educational Services                                                 10.1%
Electric Services                                                     5.0%
Executive, Legislative and General Government                        21.3%
General Medical and Surgical, Nursing and Personal Care              23.4%
Health Services and Residential Care                                 12.1%
Housing Programs, Urban and Community Development and Social
Services                                                              7.0%
All other sectors less than 5%                                       11.2%
                                                                    -----
Total                                                               100.0%

       MONEY MARKET PORTFOLIOS 12 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
ABBREVIATIONS AND OTHER INFORMATION
TAX-EXEMPT PORTFOLIO (continued)
FEBRUARY 28, 2006 (UNAUDITED)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

ABAG     Association of Bay Area Governments

AMBAC    American Municipal Bond Assurance Corporation

AMT      Alternative Minimum Tax

Colld.   Collateralized

COPS     Certificates of Participation

CP       Commercial Paper

FGIC     Financial Guaranty Insurance Corporation

FHLB     Federal Home Loan Bank

FHLMC    Freddie Mac

FNMA     Fannie Mae

FSA      Financial Security Assurance

GIC      Guaranteed Investment Contract

GNMA     Government National Mortgage Association

G.O.     General Obligation

Gtd.     Guaranteed

HFA      Housing Finance Authority

IDA      Industrial Development Authority

IDB      Industrial Development Board

IDR      Industrial Development Revenue

LOC      Letter of Credit

MBIA     Municipal Bond Insurance Association

MERLOTS  Municipal Exempt Receipts Liquidity Optional Tender

PCR      Pollution Control Revenue

P-Floats Puttable Floating Rate Security

       MONEY MARKET PORTFOLIOS 13 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
ABBREVIATIONS AND OTHER INFORMATION
TAX-EXEMPT PORTFOLIO (continued)
FEBRUARY 28, 2006 (UNAUDITED)

PSF      Permanent School Fund

ROCS     Reset Option Certificates

SFM      Single Family Mortgage

SGB      Societe Generale Bank

SocGen   Societe Generale

STARS    Short Term Adjustable Rate Securities

TRANS    Tax and Revenue Anticipation Notes

TRB      Tax Revenue Bonds

TSB      Trustee Savings Bank

VRDB     Variable Rate Demand Bonds

YMCA     Young Mens Christian Association

       MONEY MARKET PORTFOLIOS 14 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
MUNICIPAL PORTFOLIO
FEBRUARY 28, 2006 (UNAUDITED)

                                                                            PRINCIPAL
                                                                             AMOUNT   VALUE
                                                                             (000S)   (000S)
                                                                            --------- -------
MUNICIPAL INVESTMENTS - 99.6%
Alabama - 3.8%
Alabama HFA Multifamily VRDB, Series 1996A,
Rime Village Hoover Project (FNMA Gtd.),
3.23%, 3/7/06                                                                $ 4,200  $ 4,200
Healthcare Network Properties Revenue Bonds, Series A 1999,
Loan Program Notes (National City Bank LOC), /(1)/
3.28%, 3/7/06                                                                 37,700   37,700
Jefferson County Limited Obligation School Warrants, Series 2005B (AMBAC
  Insured),
3.21%, 3/7/06                                                                 12,300   12,300
                                                                                      -------
                                                                                       54,200
                                                                                      -------
Arizona - 0.2%
Sun Devil Energy Center LLC VRDB, Series 2004,
Arizona State University Project (FGIC Insured),
3.22%, 3/7/06                                                                  2,500    2,500
                                                                                      -------
California - 1.8%
California Department of Water Resources VRDB, Series 2002C-3
(AMBAC Insured),
3.22%, 3/7/06                                                                  2,500    2,500
California State Department of Water Resources VRDB,
Series 2002C-7
(FSA Corp. Insured),
3.15%, 3/7/06                                                                  9,350    9,350
California State Department of Water Resources VRDB, Series G-1
(Royal Bank of Canada LOC),
3.22%, 3/7/06                                                                  2,500    2,500
California State G.O., Series 2003B-4, Floating Rate Certificates
(Bank of New York LOC),
3.15%, 3/7/06                                                                  2,100    2,100
California State G.O., Series 2004A,
Kindergarten-University (Citibank N.A. LOC),
3.15%, 3/7/06                                                                  7,850    7,850
Los Angeles County California Housing Authority Multifamily VRDB,
Series 1985, Malibu Canyon Apartments (FHLMC LOC),
3.06%, 3/7/06                                                                  1,000    1,000
                                                                                      -------
                                                                                       25,300
                                                                                      -------
Colorado - 4.2%
Boomfield Urban Renewal Authority, Series 2005,
Event Center Project (BNP Paribas LOC),
3.20%, 3/7/06                                                                 12,000   12,000
Colorado Educational and Cultural Facilities Authority VRDB,
Series 2003A-2, National Jewish Federation Bond Program (Bank of America
  N.A. LOC),
3.03%, 3/1/06                                                                  2,345    2,345
Colorado Educational and Cultural Facilities Authority VRDB,
Series 2004-A-5, National Jewish Federation Bond Program (Bank of America
  N.A. LOC),
3.01%, 3/1/06                                                                  2,000    2,000
Colorado HFA,
SFM Class 1 (SFM Class 1 GIC),
3.43%, 1/3/07                                                                  7,000    7,000
Denver Refunding COPS Civic Center VRDB, Series 2003C,
Wellington E. Webb Municipal Office Building (AMBAC Insured),
3.20%, 3/7/06                                                                  1,500    1,500
Greenwood Village G.O. VRDB, Series 2003,
City of Fiddlers Business Improvement District (U.S. Bank N.A. LOC),
3.30%, 3/7/06                                                                  2,900    2,900

        MONEY MARKET PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
MUNICIPAL PORTFOLIO (continued)
FEBRUARY 28, 2006 (UNAUDITED)

                                                                            PRINCIPAL
                                                                             AMOUNT   VALUE
                                                                             (000S)   (000S)
                                                                            --------- -------
MUNICIPAL INVESTMENTS - 99.6% - CONTINUED
Colorado - 4.2% - (continued)
Larkridge G.O. VRDB, Series 2004,
Metropolitan District Number 1 (U.S. Bank N.A. LOC),
3.23%, 3/7/06                                                                $10,000  $10,000
Park Creek Metropolitan Revenue Bonds,
Merrill Lynch P-Floats 157 (Danske Bank Gtd.), /(1)/ /(2)/
3.50%, 2/15/07                                                                22,500   22,500
                                                                                      -------
                                                                                       60,245
                                                                                      -------
Connecticut - 1.0%
Connecticut State Health and Educational Facility Authority VRDB,
Series X-2, Yale University,
3.16%, 3/7/06                                                                 13,550   13,550
                                                                                      -------
District of Columbia - 0.5%
District of Columbia VRDB, Series 2001,
Henry J. Kaiser Foundation Project (Kaiser Family Foundation Gtd.),
3.24%, 3/7/06                                                                  4,700    4,700
District of Columbia VRDB, Series 2003,
American Psychological Association Project (Bank of America N.A. LOC),
3.24%, 3/7/06                                                                  2,560    2,560
                                                                                      -------
                                                                                        7,260
                                                                                      -------
Florida - 7.3%
City of Lakeland VRDB, Series 2001A, Energy System,
3.21%, 3/7/06                                                                 30,000   30,000
Florida State Board of Education G.O.,
Citibank Eagle 20030025, /(1)/
3.22%, 3/7/06                                                                  4,900    4,900
Florida State Board of Education G.O.,
Citibank Eagle 720050054 - Class A, /(1)/
3.22%, 3/7/06                                                                 10,000   10,000
Florida State Board of Education G.O.,
Citigroup ROCS-RR-II-R-7530, /(1)/
3.22%, 3/7/06                                                                  5,410    5,410
Florida State Board of Education Revenue Bonds, Series 2004,
Citigroup ROCS-RR-II-6037, /(1)/
3.22%, 3/7/06                                                                  6,300    6,300
Florida State Department of Transportation Revenue Bonds,
Series 2005-A22, Wachovia MERLOTS, /(1) (2)/
3.35%, 11/15/06                                                               12,490   12,490
Highlands County Health Facilities Authority VRDB, Series 1996A,
Adventist Health System Sunbelt (SunTrust Bank LOC),
3.19%, 3/7/06                                                                  4,985    4,985
Jackson County PCR Refunding Bonds, Series 1997,
Gulf Power Co. Project (Gulf Power Co. Gtd.),
3.01%, 3/1/06                                                                  2,000    2,000
Lee County IDA Healthcare Facilities VRDB, Series 2002,
Shell Point Village (Bank of America N.A. LOC),
3.20%, 3/7/06                                                                  8,550    8,550
Palm Beach County VRDB, Series 2003,
Morse Obligation Group Project (KeyBank N.A. LOC),
3.21%, 3/7/06                                                                  6,300    6,300
Putnam County Development Authority PCR Bonds,
Series 1984H-3, Seminole Electric Cooperative Project
(National Rural Utilities Cooperative Finance Co. Gtd.),
2.80%, 3/15/06                                                                 1,855    1,855

        MONEY MARKET PORTFOLIOS 2 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
MUNICIPAL PORTFOLIO (continued)
FEBRUARY 28, 2006 (UNAUDITED)

                                                                            PRINCIPAL
                                                                             AMOUNT    VALUE
                                                                             (000S)    (000S)
                                                                            --------- --------
MUNICIPAL INVESTMENTS - 99.6% - CONTINUED
Florida - 7.3% - (continued)
Putnam County Development Authority PCR Bonds,
Series 1984H-4, Seminole Electric Cooperative Project
(National Rural Utilities Cooperative Finance Co. Gtd.),
2.80%, 3/15/06                                                               $ 2,085  $  2,085
State of Florida Department of Transportation Bridge Construction
Revenue Bonds, Series 2002A,
ABN-AMRO Munitops Certificate Trust 2002-20 (MBIA Insured), /(1)/
3.20%, 3/7/06                                                                  9,845     9,845
                                                                                      --------
                                                                                       104,720
                                                                                      --------
Georgia - 3.2%
Burke County Development Authority PCR Bonds, First Series,
Georgia Power Company Vogtle,
2.83%, 5/5/06                                                                 10,000    10,000
Clayton County Development Authority VRDB, Series 2000A,
Delta Airlines Project (General Electric Capital Corp. LOC),
3.26%, 3/7/06                                                                 16,900    16,900
Cobb County Housing Authority Revenue Bonds,
Post Mill Project,
3.18%, 3/7/06                                                                  2,000     2,000
DeKalb County Development Authority VRDB, Series 1985,
Crow Wood Arbor Association (FHLMC Gtd.),
3.20%, 3/7/06                                                                  2,230     2,230
Floyd County Development Authority VRDB, Series 2000,
Darlington School Project (SunTrust Bank LOC),
3.24%, 3/7/06                                                                  3,000     3,000
Monroe County Development Authority PCR Bonds, Series 1999,
Oglethorpe Power Scherer Project (AMBAC Insured),
2.96%, 3/1/06                                                                  2,000     2,000
Municipal Electric Authority of Georgia, Series 1985-A,
Project One (JPMorgan Chase Bank LOC),
3.30%, 3/1/06                                                                  8,350     8,350
Rockdale County Hospital Authority Revenue Anticipation
Certificates, Series 2002, Rockdale Hospital (SunTrust Bank LOC),
3.19%, 3/7/06                                                                    860       860
Roswell Housing Authority Multifamily VRDB, Series 2002,
Chambrel at Roswell Project (FNMA Gtd.),
3.20%, 3/7/06                                                                    100       100
                                                                                      --------
                                                                                        45,440
                                                                                      --------
Illinois - 10.2%
Chicago Board of Education
G.O. Unlimited School Reform Board, Series A PA 616 (FGIC Insured), /(1)/
3.23%, 3/7/06                                                                    500       500
Chicago G.O. Refunding VRDB, Series 1998,
Citicorp Eagle Trust 981302 (FSA Corp. Insured), /(1)/
3.22%, 3/7/06                                                                    500       500
Chicago G.O. Tender Notes, Series 2006
(Bank of America N.A. LOC),
3.35%, 3/7/06                                                                  5,000     5,000
Chicago Metropolitan Pier & Exposition Authority Revenue Bonds, Series
  1996,
Citicorp Eagle 2004-49-Class A
(Colld. by U.S. Treasury Securities), /(1)/
3.22%, 3/7/06                                                                  3,400     3,400

        MONEY MARKET PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
MUNICIPAL PORTFOLIO (continued)
FEBRUARY 28, 2006 (UNAUDITED)

                                                                            PRINCIPAL
                                                                             AMOUNT   VALUE
                                                                             (000S)   (000S)
                                                                            --------- -------
MUNICIPAL INVESTMENTS - 99.6% - CONTINUED
Illinois - 10.2% - (continued)
Chicago School Reform Board G.O. Bonds, Variable Rate Certificates
Series 1996, Bank of America Securities (MBIA Insured), /(1)/
3.28%, 3/7/06                                                                $ 4,900  $ 4,900
City of Aurora VRDB, Series 2003,
Community Counseling Center of Fox Valley Project (Harris N.A. LOC),
3.28%, 3/7/06                                                                  3,210    3,210
Illinois Development Authority VRDB, Series 2005A,
Jewish RANS (Harris N.A. LOC),
3.25%, 3/7/06                                                                  7,745    7,745
Illinois Development Finance Authority Revenue Bonds, Series 1984,
Enterprise Office Campus Project (Colld. by U.S. Treasury Securities),
3.30%, 3/1/06                                                                  6,000    6,000
Illinois Development Finance Authority Revenue Bonds,
Series 1999B-1, AMR Pooled Financing Program (JPMorgan Chase Bank LOC),
3.29%, 3/7/06                                                                  5,195    5,195
Illinois Development Finance Authority Revenue VRDB, Series 1994,
Aurora Central Catholic High School Project (Allied Irish Bank LOC),
3.45%, 3/7/06                                                                  1,000    1,000
Illinois Development Finance Authority Revenue VRDB, Series 2001,
Oak Park Residence Project (LaSalle Bank N.A. LOC),
3.22%, 3/7/06                                                                  1,650    1,650
Illinois Development Finance Authority Revenue VRDB, Series 2001C,
Evanston Northwestern (Evanston Northwestern Healthcare Corp. Gtd.),
3.20%, 3/7/06                                                                    250      250
Illinois Educational Facilities Authority Revenue Bonds, Series 1985,
Cultural Pool (JPMorgan Chase Bank LOC),
3.20%, 3/7/06                                                                  7,000    7,000
Illinois Educational Facilities Authority Revenue Bonds, Series 2003B,
Augustana College Project (LaSalle Bank N.A. LOC),
3.23%, 3/7/06                                                                  3,590    3,590
Illinois Educational Facilities Authority Revenue Bonds,
University of Chicago Project,
3.10%, 6/27/06                                                                14,000   14,000
Illinois Finance Authority Revenue VRDB,
Landing at Plymouth (LaSalle Bank N.A. LOC),
3.20%, 3/7/06                                                                 10,000   10,000
Illinois Finance Authority Revenue VRDB,
Landing at Plymouth (Lloyds TSB Bank LOC),
3.20%, 3/7/06                                                                  5,000    5,000
Illinois Finance Authority Revenue VRDB, Series D,
The Clare At Water Tower Project (ABN AMRO Bank LOC),
3.20%, 3/7/06                                                                  8,250    8,250
Illinois Health Facilities Authority Revenue Bonds,
Advocate Health Care Network,
Series 2003-B,
3.40%, 1/4/07                                                                 15,000   15,000
Series 2003-C,
3.50%, 5/15/06                                                                13,040   13,040
Illinois State G.O.,
Citigroup Eagle 720053002 Class A, /(1)/
3.22%, 3/7/06                                                                  8,000    8,000
Illinois State G.O., Series 2005,
4.50%, 3/7/06                                                                 15,000   15,032

        MONEY MARKET PORTFOLIOS 4 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
MUNICIPAL PORTFOLIO (continued)
FEBRUARY 28, 2006 (UNAUDITED)

                                                                            PRINCIPAL
                                                                             AMOUNT    VALUE
                                                                             (000S)    (000S)
                                                                            --------- --------
MUNICIPAL INVESTMENTS - 99.6% - CONTINUED
Illinois - 10.2% - (continued)
Regional Transportation Authority Revenue Bonds,
Bank of America Variable Certificates, Macon 2004A (MBIA Insured), /(1)/
3.22%, 3/7/06                                                                $ 3,330  $  3,330
Rockford Revenue Bonds, Series 2002,
Wesley Willows Obligation Group (Marshall & Ilsley Bank LOC),
3.00%, 3/1/06                                                                  3,500     3,500
                                                                                      --------
                                                                                       145,092
                                                                                      --------
Indiana - 7.2%
Indiana Bond Bank Revenue Bonds, Series 2006A,
Advanced Funding Program Notes,
4.50%, 2/1/07                                                                  5,000     5,052
Indiana Health and Educational Facilities Finance Authority Revenue Bonds,
Series 2005A, Howard Regional Health
System Project (Comerica Bank LOC),
3.05%, 3/1/06                                                                  1,700     1,700
Indiana Health and Educational Facilities Finance Authority Revenue VRDB,
Series 2005A, Parkview Health Systems Project (AMBAC Insured),
3.17%, 3/7/06                                                                 10,000    10,000
Indiana Health Facility Financing Authority Revenue Bonds, Series 2001-A-4,
Ascension Health Credit Group Project (Ascension Health Gtd.),
2.50%, 3/1/06                                                                  5,000     5,000
Indiana Health Facility Financing Authority Revenue Bonds,
Series 2004, Riverview Hospital Project (National City Bank of Indiana
  LOC),
3.21%, 3/7/06                                                                  5,050     5,050
Indiana Health Facility Financing Authority VRDB, Series 2001,
Franciscan Eldercare Village Project (LaSalle Bank N.A. LOC),
3.20%, 3/7/06                                                                    300       300
Indiana Health Facility Financing Authority VRDB, Series 2004,
Margaret Mary Community Hospital Project (Fifth Third Bank LOC),
3.05%, 3/1/06                                                                  6,600     6,600
Indiana Public School Building Corp. Revenue Bonds, Series 2003-15,
ABN AMRO Munitops Certificate Trust (MBIA Insured), /(1)/
3.23%, 3/7/06                                                                  5,700     5,700
Indiana State Development Finance Authority VRDB, Series 2003,
YMCA of Southwest Indiana Project (Wells Fargo Bank N.A. LOC),
3.20%, 3/7/06                                                                  3,900     3,900
Indiana State Educational Facilities Authority VRDB, Series 2003,
Franklin College (JPMorgan Chase Bank LOC),
3.05%, 3/1/06                                                                  8,000     8,000
Indiana State Financing Authority Revenue VRDB, Series B,
PSI Energy, Inc. (CALYON LOC),
3.24%, 3/7/06                                                                 10,500    10,500
Indiana Transportation Authority Highway Revenue Bonds,
Citicorp Eagle Trust Series 981402, /(1)/
3.22%, 3/7/06                                                                 19,290    19,290
Indianapolis Local Public Improvement Bond Bank
Revenue Notes, Series 2006,
4.50%, 7/6/06                                                                 10,000    10,043
Perry Township Building Corp. Revenue Bonds, Series 2005,
ABN AMRO Munitops Certificate Trust 2005-6 (FSA Corp. Insured), /(1)/
3.23%, 3/7/06                                                                  9,000     9,000

        MONEY MARKET PORTFOLIOS 5 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
MUNICIPAL PORTFOLIO (continued)
FEBRUARY 28, 2006 (UNAUDITED)

                                                                            PRINCIPAL
                                                                             AMOUNT    VALUE
                                                                             (000S)    (000S)
                                                                            --------- --------
MUNICIPAL INVESTMENTS - 99.6% - CONTINUED
Indiana - 7.2% - (continued)
Vincennes Economic Development Revenue VRDB,
Knox County Association (Wells Fargo Bank N.A. LOC),
3.20%, 3/7/06                                                                $ 2,700  $  2,700
                                                                                      --------
                                                                                       102,835
                                                                                      --------
Iowa - 3.3%
Grinnell Hospital VRDB, Series 2001,
Grinnell Regional Medical Center Project (U.S. Bank N.A. LOC),
3.05%, 3/1/06                                                                  3,500     3,500
Iowa Finance Authority Economic Development Revenue VRDB, Series 2002,
Iowa West Foundation Project (U.S. Bank N.A. LOC),
3.19%, 3/7/06                                                                  5,755     5,755
Iowa Finance Authority Health Care Facilities Revenue VRDB,
Care Initiatives Project (KBC Bank LOC),
3.05%, 3/1/06                                                                  2,365     2,365
Iowa Finance Authority Health Care Facilities VRDB,
Iowa Health (FGIC Insured),
3.17%, 3/7/06                                                                  3,375     3,375
Iowa Finance Authority Private College VRDB, Series 2001,
Morningside College Project (U.S. Bank N.A. LOC),
3.05%, 3/1/06                                                                  4,910     4,910
Iowa Finance Authority Retirement Community VRDB, Series 2003B,
Deerfield Retirement Services Project (LaSalle Bank N.A. LOC),
3.19%, 3/7/06                                                                  1,250     1,250
Iowa Finance Authority Retirement Community VRDB, Series 2003B,
Wesley Retirement Services Project (Wells Fargo Bank N.A. LOC),
3.19%, 3/7/06                                                                  6,010     6,010
Iowa Finance Authority VRDB, Series 2003,
Museum of Art Foundation Project (U.S. Bank N.A. LOC),
3.05%, 3/1/06                                                                  4,150     4,150
Iowa Higher Education Loan Authority Revenue Bonds, Series 2002,
Luther College Project (U.S. Bank N.A. LOC),
3.19%, 3/7/06                                                                  4,500     4,500
Iowa Higher Education Loan Authority Revenue VRDB, Series 2004,
Private College-Dubuque (Bank of America N.A. LOC),
3.05%, 3/1/06                                                                 11,915    11,915
                                                                                      --------
                                                                                        47,730
                                                                                      --------
Kansas - 0.9%
Johnson County Unified School District No. 512 G.O., Series 2001-A92,
Wachovia MERLOTS, /(1)/
3.23%, 3/7/06                                                                  9,490     9,490
Kansas Development Finance Authority Revenue VRDB, Series 2004C,
Adventist Health System--Sunbelt (SunTrust Bank LOC),
3.21%, 3/7/06                                                                  1,500     1,500
State of Kansas Department of Transportation Revenue Bonds,
Series 2004C-1,
3.16%, 3/7/06                                                                  1,210     1,210
                                                                                      --------
                                                                                        12,200
                                                                                      --------
Kentucky - 1.4%
Kenton County Airport Board Revenue VRDB, Series 2000B,
Delta Air, Inc. Project (General Electric Capital Corp. LOC),
3.26%, 3/7/06                                                                  7,700     7,700

        MONEY MARKET PORTFOLIOS 6 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
MUNICIPAL PORTFOLIO (continued)
FEBRUARY 28, 2006 (UNAUDITED)

                                                                            PRINCIPAL
                                                                             AMOUNT   VALUE
                                                                             (000S)   (000S)
                                                                            --------- -------
MUNICIPAL INVESTMENTS - 99.6% - CONTINUED
Kentucky - 1.4% - (continued)
Mason County PCR Bonds, Series 1984B-1, East Kentucky Power Project
(National Rural Utilities Cooperative Finance Co. Gtd.),
3.70%, 3/7/06                                                                $   605  $   605
Morehead League of Cities Lease Program VRDB, Series 2004A
(U.S. Bank N.A. LOC),
3.20%, 3/7/06                                                                 10,932   10,932
Shelby County VRDB, Series 2004A,
Kentucky Association of Counties Leasing Trust (U.S. Bank N.A. LOC),
3.01%, 3/1/06                                                                  1,000    1,000
                                                                                      -------
                                                                                       20,237
                                                                                      -------
Louisiana - 1.2%
Louisiana Local Government Environmental VRDB, Series 2004C,
University LaMonroe (Regions Bank LOC),
3.19%, 3/7/06                                                                 10,000   10,000
Louisiana Public Facilities Authority VRDB, Series 1988,
Multifamily (FNMA LOC),
3.20%, 3/7/06                                                                  7,000    7,000
                                                                                      -------
                                                                                       17,000
                                                                                      -------
Maryland - 0.0%
Montgomery County Economic Development Revenue VRDB, Series 2004,
Riderwood Village, Inc. Project (Manufacturers & Traders Trust Co. LOC),
3.21%, 3/7/06                                                                    100      100
                                                                                      -------
Massachusetts - 0.3%
Massachusetts Health and Educational Facilities VRDB, Series G,
Baystate Medical Center (Bank of America N.A. LOC),
3.17%, 3/7/06                                                                  4,900    4,900
                                                                                      -------
Michigan - 2.0%
Detroit School Building & Site Improvement G.O., Series 2002A,
ABN AMRO Munitops Certificate Trust, Series 2003-10 (FGIC Insured), /(1)/
3.20%, 3/7/06                                                                  4,000    4,000
Grand Rapids Economic Development Corp. Revenue Bonds, Series 1991A,
Amway Hotel Project (Standard Federal Bank N.A. LOC),
3.16%, 3/7/06                                                                  3,575    3,575
Kent Hospital Finance Authority VRDB, Series A,
Spectrum Health (FGIC Insured),
3.17%, 3/7/06                                                                 15,000   15,000
Michigan State Hospital Finance Authority Revenue VRDB, Series 2003A,
Crittenton Community Hospital (Comerica Bank LOC),
3.00%, 3/1/06                                                                    500      500
Michigan Municipal Bond Authority Revenue Notes, Series 2005 B-2
(JPMorgan Chase Bank LOC),
4.00%, 8/18/06                                                                 5,000    5,016
                                                                                      -------
                                                                                       28,091
                                                                                      -------
Minnesota - 3.5%
Duluth Economic Development Authority Health Care Facilities VRDB, Series
  1997,
Miller-Dwan Medical Center Project (U.S. Bank N.A. LOC),
3.05%, 3/1/06                                                                    800      800
Mankato Multifamily Revenue VRDB, Series 1997,
Highland Hills Project (LaSalle Bank N.A. LOC),
3.05%, 3/1/06                                                                  1,000    1,000
Maple Grove Economic Development Revenue Bonds, Series 2004,
Heritage Christian Academy (U.S. Bank N.A. LOC),
3.19%, 3/7/06                                                                  3,185    3,185

        MONEY MARKET PORTFOLIOS 7 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
MUNICIPAL PORTFOLIO (continued)
FEBRUARY 28, 2006 (UNAUDITED)

                                                                            PRINCIPAL
                                                                             AMOUNT   VALUE
                                                                             (000S)   (000S)
                                                                            --------- -------
MUNICIPAL INVESTMENTS - 99.6% - CONTINUED
Minnesota - 3.5% - (continued)
Minneapolis Health Care Systems Revenue VRDB, Series 2005B,
Fairview Health Services (AMBAC Insured),
3.20%, 3/7/06                                                                $ 7,700  $ 7,700
Minneapolis Health Care Systems Revenue VRDB, Series 2005C,
Fairview Health Services (MBIA Insured),
3.17%, 3/7/06                                                                  3,500    3,500
Minnesota State G.O., Series 2003,
Citigroup ROCS-RR-II-R Series 4309, /(1)/
3.22%, 3/7/06                                                                  3,640    3,640
Minnesota State Higher Education Facilities Authority Revenue VRDB,
Series 20045Z, University St. Thomas (LaSalle Bank N.A. LOC),
3.21%, 3/7/06                                                                  9,600    9,600
Minneapolis Student Housing VRDB, Series 2003,
Riverton Community Housing Project (LaSalle Bank N.A. LOC),
3.23%, 3/7/06                                                                  7,200    7,200
Rochester Health Facilities Revenue Bonds, Series 2000 II-R-28,
Citigroup ROCS (Mayo Foundation Gtd.), /(1)/
3.22%, 3/7/06                                                                 10,470   10,470
St. Paul Housing and Redevelopment Authority Revenue VRDB, Series 2002,
Public Radio Project (Allied Irish Bank LOC),
3.05%, 3/1/06                                                                  1,300    1,300
St. Paul Port Authority District Revenue VRDB, Series 2001-1-M
(Dexia Credit Local LOC),
3.05%, 3/1/06                                                                  1,300    1,300
                                                                                      -------
                                                                                       49,695
                                                                                      -------
Mississippi - 1.5%
Medical Center Educational Building Corp. VRDB,
Adult Hospital Project (AMBAC Insured),
3.19%, 3/1/06                                                                 13,100   13,100
University of Mississippi Building Corp VRDB, Series 2000-A,
Campus Improvement Project (MBIA Insured),
3.21%, 3/7/06                                                                  7,600    7,600
                                                                                      -------
                                                                                       20,700
                                                                                      -------
Missouri - 2.4%
Chesterfield IDA Educational Facilities Revenue VRDB, Series 2003,
Gateway Academy, Inc. Project (U.S. Bank N.A. LOC),
3.05%, 3/1/06                                                                    700      700
Independence IDA Multifamily Housing Revenue VRDB, Series 2005,
The Mansions Project (FHLMC LOC),
3.18%, 3/7/06                                                                  2,200    2,200
Missouri Health and Educational Facilities Authority VRDB, Series A,
Washington University (Washington University Health and Education LOC),
3.01%, 3/1/06                                                                  2,900    2,900
Missouri Health and Educational Facilities Authority VRDB, Series 1999,
Pooled Hospital Freeman Health System (KBC Bank LOC),
3.29%, 3/7/06                                                                  3,855    3,855
Missouri State Health and Educational Facilities Authority VRDB, Series
  1999B,
St. Louis University,
3.05%, 3/1/06                                                                  4,880    4,880
Missouri State Health and Educational Facilities Authority VRDB, Series
  2001A,
Bethesda Health Group Project (U.S. Bank N.A. LOC),
3.05%, 3/1/06                                                                  2,335    2,335

        MONEY MARKET PORTFOLIOS 8 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
MUNICIPAL PORTFOLIO (continued)
FEBRUARY 28, 2006 (UNAUDITED)

                                                                            PRINCIPAL
                                                                             AMOUNT   VALUE
                                                                             (000S)   (000S)
                                                                            --------- -------
MUNICIPAL INVESTMENTS - 99.6% - CONTINUED
Missouri - 2.4% - (continued)
Missouri State Health and Educational Facilities Authority VRDB, Series
  2002,
De Smet Jesuit High School (U.S. Bank N.A. LOC),
3.05%, 3/1/06                                                                $ 3,400  $ 3,400
Missouri State Health and Educational Facilities Authority VRDB, Series
  2002A,
Christian Brothers Project (U.S. Bank N.A. LOC),
3.05%, 3/1/06                                                                  1,700    1,700
Missouri State Health and Educational Facilities Authority VRDB, Series
  2003,
Southwest Baptist University (Bank of America N.A. LOC),
3.05%, 3/1/06                                                                  1,650    1,650
Missouri State Health and Educational Facilities Authority VRDB, Series
  2004,
Bethesda Health Group Project (U.S. Bank N.A. LOC),
3.05%, 3/1/06                                                                  3,295    3,295
Missouri State Health and Educational Facilities Authority VRDB, Series
  2004A,
St. Joseph -- St. Pius (Allied Irish Bank LOC),
3.23%, 3/7/06                                                                  2,680    2,680
State of Missouri Health and Educational Facilities, Series 2000B,
The Washington University,
3.01%, 3/1/06                                                                  3,600    3,600
St. Louis County IDA Revenue Bonds, Series 2004,
Friendship Village West County Project (LaSalle Bank N.A. LOC),
3.20%, 3/7/06                                                                    700      700
                                                                                      -------
                                                                                       33,895
                                                                                      -------
Nebraska - 0.6%
Lincoln Electric System Revenue Bonds, Series 2001,
MERLOTS, Series 2003-B01, /(1)/
3.23%, 3/7/06                                                                  8,900    8,900
                                                                                      -------
Nevada - 1.6%
Nevada Municipal Bond Bank G.O., Series 1997-SGB 31
(FGIC Insured), /(1)/
3.22%, 3/7/06                                                                 12,365   12,365
Clark County Revenue Refunding Bonds, Series 1993A,
Airport Improvement System (MBIA Insured),
3.18%, 3/7/06                                                                 10,000   10,000
                                                                                      -------
                                                                                       22,365
                                                                                      -------
New Mexico - 1.6%
City of Farmington PCR Refunding Bonds, Series 1994A,
Arizona Public Service Four Corners Project (Barclays Bank PLC LOC),
3.02%, 3/1/06                                                                 10,000   10,000
State of New Mexico TRANS,
4.50%, 6/30/06                                                                12,000   12,049
                                                                                      -------
                                                                                       22,049
                                                                                      -------
North Carolina - 2.8%
Charlotte-Mecklenberg Hospital Authority VRDB, Series 1996D,
Health Care,
3.17%, 3/7/06                                                                 12,000   12,000
City of Charlotte Water & Sewer Systems CP,
2.90%, 6/6/06                                                                  3,000    3,000
3.05%, 7/11/06                                                                 7,000    7,000
City of Greensboro Street Improvement, G.O.,
3.19%, 3/7/06                                                                 10,000   10,000
North Carolina Medical Care Commission Health Care Facilities Revenue
  Bonds,
Series 2001A, MERLOTS Series 2001A39, Providend Place Project (GNMA Gtd.),
  /(1)/
3.23%, 3/7/06                                                                  5,950    5,950

        MONEY MARKET PORTFOLIOS 9 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
MUNICIPAL PORTFOLIO (continued)
FEBRUARY 28, 2006 (UNAUDITED)

                                                                                PRINCIPAL
                                                                                 AMOUNT   VALUE
                                                                                 (000S)   (000S)
                                                                                --------- -------
MUNICIPAL INVESTMENTS - 99.6% - CONTINUED
North Carolina - 2.8% - (continued)
North Carolina State G.O.,
Eagle Series 720051001 Class A, /(1)/
3.22%, 3/7/06                                                                    $ 2,370  $ 2,370
                                                                                          -------
                                                                                           40,320
                                                                                          -------
North Dakota - 0.1%
Ward County Health Care Facilities Revenue Bonds, Series 2002A,
Trinity Obligation Group Project (U.S. Bank N.A. LOC),
3.05%, 3/1/06                                                                      1,300    1,300
                                                                                          -------
Ohio - 0.8%
Knox County Hospital Facility Revenue VRDB, Series 2004,
Community Hospital Project (National City Bank LOC),
3.22%, 3/7/06                                                                      5,000    5,000
Ohio State G.O.,
Citigroup ROCS-RR-II-R4037, /(1)/
3.22%, 3/7/06                                                                      6,960    6,960
                                                                                          -------
                                                                                           11,960
                                                                                          -------
Oklahoma - 1.2%
Garfield County IDA PCR Bonds, Series A,
Oklahoma Gas and Electric Co. Project (Oklahoma Gas and Electric Co. Gtd.),
3.36%, 3/7/06                                                                     10,000   10,000
Oklahoma State Industries Authority Revenue VRDB, Series 1999B,
Integris Baptist Project (MBIA Insured),
3.01%, 3/1/06                                                                      6,540    6,540
                                                                                          -------
                                                                                           16,540
                                                                                          -------
Oregon - 0.6%
Multnomah County Higher Education Revenue VRDB, Series 1999,
Concordia University Portland Project (KeyBank N.A. LOC),
3.05%, 3/1/06                                                                      2,015    2,015
Multnomah County Hospital Facilities Authority VRDB, Series 2003,
Holladay Park Plaza Project (Allied Irish Bank LOC),
3.03%, 3/1/06                                                                      6,600    6,600
                                                                                          -------
                                                                                            8,615
                                                                                          -------
Pennsylvania - 1.6%
Philadelphia Hospital and Higher Education Facilities Authority Refunding VRDB,
Series 2002, Philadelphia Protestant Home (Bank of America N.A. LOC),
3.19%, 3/7/06                                                                      9,270    9,270
Philadelphia Hospital and Higher Education Facilities VRDB, Series 1999B,
Jefferson Health System (Jefferson Health System Gtd.),
2.75%, 4/3/06                                                                      5,000    5,000
State of Pennsylvania, Clipper Tax-Exempt COPS, Series 2005-5
(FSA Corp. Insured), /(1)/
3.22%, 3/7/06                                                                      9,000    9,000
                                                                                          -------
                                                                                           23,270
                                                                                          -------
Puerto Rico - 0.6%
Commonwealth of Puerto Rico, TRANS
(Bank of Nova Scotia LOC),
4.50%, 7/28/06                                                                     8,000    8,041
                                                                                          -------
South Carolina - 1.1%
Charleston Educational Excellence Finance Corp. Revenue Bonds,
Citigroup ROCS 497M, /(1)/
3.22%, 3/7/06                                                                      9,115    9,115

       MONEY MARKET PORTFOLIOS 10 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
MUNICIPAL PORTFOLIO (continued)
FEBRUARY 28, 2006 (UNAUDITED)

                                                                                 PRINCIPAL
                                                                                  AMOUNT   VALUE
                                                                                  (000S)   (000S)
                                                                                 --------- -------
MUNICIPAL INVESTMENTS - 99.6% - CONTINUED
South Carolina - 1.1% - (continued)
Greenville Hospital System Board VRDB, Series 2005C (AMBAC Insured),
3.17%, 3/7/06                                                                     $ 1,000  $ 1,000
Medical University Hospital Authority VRDB, Series 2005A-5,
Austin Variable Certificates (MBIA Insured), /(1)/
3.23%, 3/7/06                                                                       6,000    6,000
                                                                                           -------
                                                                                            16,115
                                                                                           -------
Tennessee - 4.3%
Blount County Public Building Authority
Local Government Public Improvement Bonds (AMBAC Insured),
Series 2004A-9-B,
3.20%, 3/1/06                                                                       1,500    1,500
Series 2004A-9-C,
3.20%, 3/1/06                                                                       1,275    1,275
City of Chattanooga 21st Century G.O.,
ABN AMRO Munitops Certificate Trust 2002-25 (MBIA Insured), /(1)/
3.21%, 3/7/06                                                                       7,685    7,685
Hendersonville IDB Multifamily Housing Revenue VRDB,
Windsor Park (Colld. by FNMA),
3.21%, 3/7/06                                                                       2,695    2,695
McMinn County IDB VRDB, Series 2002,
Tennessee Wesleyan College Project (Regions Bank LOC),
3.26%, 3/7/06                                                                       2,440    2,440
Metropolitan Government Nashville and Davidson County Electric Revenue Bonds,
Citicorp Eagle Trust, Series 984201, /(1)/
3.22%, 3/7/06                                                                       1,370    1,370
Metropolitan Government Nashville and Davidson County Health and Educational
Facilities Board Revenue Bonds, Series 2001B-1, Ascension Health Credit Project,
2.85%, 8/1/06                                                                       5,000    5,000
Metropolitan Government Nashville and Davidson County Health and Educational
Facilities Board Revenue Bonds, Series 2001B-2, Ascension Health Credit Project
(Ascension Health Gtd.),
3.40%, 1/4/07                                                                      10,000   10,000
Metropolitan Government Nashville and Davidson County IDB VRDB, Series 2002,
University of Nashville Project (SunTrust Bank LOC),
3.19%, 3/7/06                                                                         700      700
Sevier County Public Building Authority Revenue Bonds,
Local Government Public Improvement VRDB,
Series 2000 IV-B-4 (FSA Insured),
3.01%, 3/1/06                                                                       1,200    1,200
Series 2000 IV-B-12 (FSA Corp. Insured),
3.01%, 3/1/06                                                                         300      300
Series 2000 IV-E-1 (AMBAC Insured),
3.01%, 3/1/06                                                                       4,700    4,700
Series 2000 IV-E-6 (AMBAC Insured),
3.01%, 3/1/06                                                                       1,120    1,120
Series 2000 IV-F-1 (AMBAC Insured),
3.01%, 3/1/06                                                                       5,990    5,990
Series 2001 IV-H-3 (AMBAC Insured),
3.01%, 3/1/06                                                                       3,000    3,000
Series 2002 IV-I-4 (AMBAC Insured),
3.01%, 3/1/06                                                                       2,020    2,020
Series 2002 IV-J-3 (AMBAC Insured),
3.01%, 3/1/06                                                                       1,020    1,020

       MONEY MARKET PORTFOLIOS 11 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
MUNICIPAL PORTFOLIO (continued)
FEBRUARY 28, 2006 (UNAUDITED)

                                                                             PRINCIPAL
                                                                              AMOUNT   VALUE
                                                                              (000S)   (000S)
                                                                             --------- -------
MUNICIPAL INVESTMENTS - 99.6% - CONTINUED
Tennessee - 4.3% - (continued)
Shelby County Health, Educational and Housing Facilities Board Revenue VRDB,
Series 2003, St. Benedict High School Project (Amsouth Bank LOC),
3.21%, 3/7/06                                                                 $10,000  $10,000
                                                                                       -------
                                                                                        62,015
                                                                                       -------
Texas - 10.9%
Bastrop Independent School District G.O., Series 1997,
Soc Gen Municipal Securities Trust, Series SGB-37 (PSF of Texas Gtd.), /(1)/
3.22%, 3/7/06                                                                     400      400
Comal Independent School District VRDB, Series 1999-9,
ABN AMRO Munitops Certificate Trust, /(1)/
3.21%, 3/7/06                                                                   1,300    1,300
Cypress-Fairbanks G.O., Series 2004C-16,
Wachovia MERLOTS (PSF of Texas Gtd.), /(1)/
3.23%, 3/7/06                                                                   4,385    4,385
Fort Bend School District G.O., Series 2004A-03,
Wachovia MERLOTS (PSF of Texas Gtd.), /(1)/
3.23%, 3/7/06                                                                   7,040    7,040
Frisco Independent School District G.O., Series 2004C-24,
Wachovia MERLOTS (PSF of Texas Gtd.), /(1)/
3.23%, 3/7/06                                                                   4,425    4,425
Harris County Health Facilities Development Corp. Refunding VRDB,
Series 2005B, Methodist Hospital System Project,
3.01%, 3/1/06                                                                   1,650    1,650
Harris County Health Facilities Development Corp. Revenue Bonds,
Wachovia MERLOTS Series 2001A87
(U.S. Treasuries Escrowed), /(1)/
3.23%, 3/7/06                                                                   6,275    6,275
Harris County Health Facilities Development Corp. Revenue Bonds,
YMCA of Greater Houston (JPMorgan Chase Bank LOC), Series 1999,
3.01%, 3/1/06                                                                   2,800    2,800
Harris County Health Facilities Development Corp. VRDB, Series 1992,
Texas Medical Center Project (MBIA Insured),
3.01%, 3/1/06                                                                   2,400    2,400
Harris County Health Facilities Development Corp. VRDB,
YMCA of Greater Houston (JPMorgan Chase Bank LOC), Series 2002,
3.01%, 3/1/06                                                                   1,250    1,250
Harris County Toll Road State G.O., Series 2003B,
Citigroup ROCS-RR-II-4541, /(1)/
3.22%, 3/7/06                                                                   7,830    7,830
Houston Independent School District G.O., Series 2004,
Schoolhouse (PSF of Texas Gtd.),
2.77%, 6/14/06                                                                 10,000   10,000
Keller Independent School District G.O., Series 2001-26,
ABN AMRO Munitops Certificate Trust (PSF of Texas Gtd.), /(1)/
3.23%, 3/7/06                                                                   2,650    2,650
North East Independent School District G.O., Series 2000 PT-3156,
School Building Bonds (PSF of Texas Gtd.), /(1)/
3.22%, 3/7/06                                                                   2,480    2,480
North Texas Tollway Authority VRDB, Series 2005C,
Dallas North Tollway System Revenue (FGIC Insured),
3.20%, 3/7/06                                                                  20,000   20,000

       MONEY MARKET PORTFOLIOS 12 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
MUNICIPAL PORTFOLIO (continued)
FEBRUARY 28, 2006 (UNAUDITED)

                                                                           PRINCIPAL
                                                                            AMOUNT    VALUE
                                                                            (000S)    (000S)
                                                                           --------- --------
MUNICIPAL INVESTMENTS - 99.6% - CONTINUED
Texas - 10.9% - (continued)
Plano Health Facilities Development Corp. Revenue Bonds, Series 2000,
YMCA of Metro Dallas Project (Bank of America N.A. LOC),
3.27%, 3/7/06                                                               $10,150  $ 10,150
San Marcos Independent School District G.O., Series 2004C-23,
Wachovia MERLOTS (PSF of Texas Gtd.), /(1)/
3.23%, 3/7/06                                                                 3,385     3,385
State of Texas G.O., Series 2005-58-A,
Soc Gen Municipal Securities Trust, /(1)/
3.22%, 3/7/06                                                                 5,900     5,900
State of Texas TRANS, Series 2005,
4.50%, 8/31/06                                                               45,500    45,813
Travis County Health Facilities Development Corp. VRDB,
Querencia Barton Creek (LaSalle Bank N.A. LOC),
3.20%, 3/7/06                                                                10,000    10,000
University of Texas Permanent University Fund Revenue Bonds, Series 2002B,
Citigroup ROCS RR II R 6519, /(1)/
3.22%, 3/7/06                                                                 5,155     5,155
                                                                                     --------
                                                                                      155,288
                                                                                     --------
Utah - 2.2%
Murray City Utah Hospital Revenue VRDB, Series C,
IHC Health Services, Inc.,
3.20%, 3/7/06                                                                 3,200     3,200
Utah Water Finance Agency Revenue VRDB, Series 2005A-15,
Tender Options (AMBAC Insured),
3.23%, 3/7/06                                                                 9,700     9,700
Utah Water Finance Agency Revenue VRDB, Series 2004A-10 (AMBAC Insured),
3.24%, 3/7/06                                                                 2,585     2,585
Utah Water Finance Agency Revenue VRDB, Series 2005A-11,
Tender Options (AMBAC Insured),
3.24%, 3/7/06                                                                12,300    12,300
Utah Water Finance Agency Revenue VRDB, Series 2005A-14,
Tender Options (AMBAC Insured),
3.24%, 3/7/06                                                                 4,000     4,000
                                                                                     --------
                                                                                       31,785
                                                                                     --------
Virginia - 2.1%
Norfolk Economic Development Authority Revenue Bonds - Sentara Health,
Series 2004 II R-322-1, Citigroup ROCS (Sentara Healthcare Gtd.), /(1)/
3.22%, 3/7/06                                                                13,475    13,475
University of Virginia Revenue Bonds,
Citigroup Eagle 2006 2006-17, /(1)/
3.22%, 3/7/06                                                                12,000    12,000
Virginia College Building Authority VRDB, Series 2004,
University of Richmond Project,
3.19%, 3/7/06                                                                 5,000     5,000
                                                                                     --------
                                                                                       30,475
                                                                                     --------
Washington - 2.9%
King County G.O. Refunding Bonds, Series 1998B,
ABN AMRO Munitops Certificate Trust Series 2001-1 (MBIA Insured), /(1)/
3.23%, 3/7/06                                                                 7,500     7,500
Port of Seattle Intermediate Lien Revenue Bonds, Series 2005-28,
ABN AMRO Munitops Certificate Trust (MBIA Insured), /(1)/
3.23%, 3/7/06                                                                10,000    10,000

       MONEY MARKET PORTFOLIOS 13 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
MUNICIPAL PORTFOLIO (continued)
FEBRUARY 28, 2006 (UNAUDITED)

                                                                                   PRINCIPAL
                                                                                    AMOUNT   VALUE
                                                                                    (000S)   (000S)
                                                                                   --------- -------
MUNICIPAL INVESTMENTS - 99.6% - CONTINUED
Washington - 2.9% - (continued)
State of Washington Variable Purpose G.O. Bonds, Series 2000B,
Eagle Trust Series 20004701, /(1)/
3.22%, 3/7/06                                                                       $ 2,300  $ 2,300
Washington State G.O. Refunding Bonds,
Eagle Trust Series 1993C, /(1)/
3.22%, 3/7/06                                                                         3,848    3,848
Washington State G.O., Series 1993B,
Smith Barney Soc Gen Trust SGB-13, /(1)/
3.22%, 3/7/06                                                                         1,350    1,350
Washington State G.O., Series 2004D,
ABN AMRO Munitops Certificate Trust Series 2004-13 (AMBAC Insured), /(1)/
3.23%, 3/7/06                                                                         2,900    2,900
Washington State Health Care Facilities Authority Revenue Bonds, Series 510CE,
Citigroup ROCS (Citibank N.A. Gtd.), /(1)/
3.24%, 3/7/06                                                                         9,145    9,145
Washington State Higher Education Facilities VRDB, Series 2003A,
Cornish College of Arts Project (Bank of America N.A. LOC),
3.25%, 3/7/06                                                                         1,900    1,900
Washington State VRDB, Series 2003, Association of Community and
Migrant Health Centers Project (U.S. Bank N.A. LOC),
3.23%, 3/7/06                                                                         2,500    2,500
                                                                                             -------
                                                                                              41,443
                                                                                             -------
West Virginia - 1.0%
Monongalia County Building Commission, Series 2005B,
Monongalia General Hospital (JPMorgan Chase Bank LOC),
3.20%, 3/7/06                                                                        14,505   14,505
                                                                                             -------
Wisconsin - 3.7%
Madison Metropolitan School District TRANS,
4.00%, 9/8/06                                                                         2,000    2,011
Pleasant Prairie Kenosha County G.O. VRDB, Series 2004 (XLCA Insured),
3.23%, 3/7/06                                                                         5,000    5,000
Wauwatosa Housing Authority Revenue Bonds, Series 1995,
San Camillo, Inc. Project (U.S. Bank N.A. LOC),
3.19%, 3/7/06                                                                         1,700    1,700
Wisconsin Health and Educational Facilities Authority Revenue Bonds, Series 1994A,
Sinai Samaritan Medical Center Project (Marshall & Ilsley Bank LOC),
3.22%, 3/7/06                                                                         2,302    2,302
Wisconsin Health and Educational Facilities Authority Revenue Bonds, Series 2004,
Wisconsin Institute of Torah Study, Inc. Project (Harris N.A. LOC),
3.19%, 3/7/06                                                                         3,315    3,315
Wisconsin Health and Educational Facilities Authority Revenue Bonds, Series 2004C,
EastCastle Place (LaSalle Bank N.A. LOC),
3.19%, 3/7/06                                                                         5,000    5,000
Wisconsin Health and Educational Facilities Authority Revenue VRDB,
Capital Access Pool Vernon Memorial Hospital (U.S. Bank N.A. LOC),
Series 2002A,
3.05%, 3/1/06                                                                           875      875
Series 2002B,
3.05%, 3/1/06                                                                         2,345    2,345
Wisconsin Health and Educational Facilities Authority Revenue VRDB,
Goodwill Industries Southeastern (JPMorgan Chase Bank LOC),
3.19%, 3/7/06                                                                         3,200    3,200

       MONEY MARKET PORTFOLIOS 14 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
MUNICIPAL PORTFOLIO (continued)
FEBRUARY 28, 2006 (UNAUDITED)

                                                                                 PRINCIPAL
                                                                                  AMOUNT     VALUE
                                                                                  (000S)     (000S)
                                                                                 --------- ----------
MUNICIPAL INVESTMENTS - 99.6% - CONTINUED
Wisconsin - 3.7% - (continued)
Wisconsin Health and Educational Facilities Authority Revenue VRDB, Series 1997,
Alverno College Project (Allied Irish Bank LOC),
3.05%, 3/1/06                                                                    $  1,000  $    1,000
Wisconsin Health and Educational Facilities Authority Revenue VRDB, Series 2002,
Pooled Loan Financing Program (U.S. Bank N.A. LOC),
3.23%, 3/7/06                                                                       5,000       5,000
Wisconsin Health and Educational Facilities Authority VRDB, Series 2005,
Hospice Care Holdings, Inc. Project (Marshall & Ilsley Bank LOC),
3.19%, 3/7/06                                                                       4,510       4,510
Wisconsin Health and Educational Facilities Authority VRDB,
Southwest Health (Fifth Third Bank LOC),
3.22%, 3/7/06                                                                       6,040       6,040
Wisconsin School Districts Cash Flow Program Lease COPS,
Series 2005-B1,
4.50%, 11/1/06                                                                     10,000      10,077
                                                                                           ----------
                                                                                               52,375
                                                                                           ----------
Multiple States Pooled Securities - 4.0%
Clipper Multistate Tax-Exempt Trust
Certificates, Series 1998A, /(1)/
3.30%, 3/7/06                                                                       9,070       9,070
Lehman Brothers Pooled Municipal Trust Receipts
Revenue Bonds (MBIA Insured), /(1)/
3.23%, 3/7/06                                                                      48,005      48,005
                                                                                           ----------
                                                                                               57,075
                                                                                           ----------
Total Municipal Investments (Cost $1,420,126)                                               1,420,126
                                                                                           ----------
                                                                                 NUMBER OF   VALUE
                                                                                  SHARES     (000S)
                                                                                 --------- ----------
INVESTMENT COMPANIES - 0.1%
AIM Tax-Exempt Cash Fund                                                          894,141         894
Dreyfus Tax-Exempt Cash Management Fund                                           715,626         716
                                                                                           ----------
Total Investment Companies (Cost $1,610)                                                        1,610
                                                                                           ----------
Total Investments - 99.7% (Cost $1,421,736) /(3)/                                           1,421,736
                                                                                           ----------
Other Assets less Liabilities - 0.3%                                                            4,549
                                                                                           ----------
NET ASSETS - 100.0%                                                                        $1,426,285
                                                                                           ----------

       MONEY MARKET PORTFOLIOS 15 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
SCHEDULE OF INVESTMENTS
MUNICIPAL PORTFOLIO (continued)
FEBRUARY 28, 2006 (UNAUDITED)
--------
(1) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2) Restricted security has been deemed illiquid. At February 28, 2006, the value of these restricted illiquid securities amounted to approximately $34,990,000 or 2.5% of net assets. Additional information on each holding is as follows:

                                                                                   ACQUISITION
SECURITY                                                        ACQUISITION DATE   COST (000S)
--------                                                       ------------------- -----------
Park Creek Metropolitan District Revenue Bonds (CO),
3.50%, 2/15/07                                                 9/30/05 and 2/13/06   $22,500
Florida State Department of Transportation Revenue Bonds (FL),
3.35%, 11/15/06                                                           11/15/05    12,490
                                                               -------------------   -------

(3) The cost for federal income tax purposes was $1,421,736.

At February 28, 2006, the industry sectors for the Municipal Portfolio were:

    INDUSTRY SECTOR                                         % OF NET ASSETS
    ---------------                                         ---------------
    Air, Water Services and Solid Waste Management                 5.8%
    Educational Services                                          16.1%
    Executive, Legislative and General Government                 22.0%
    General Medical, Surgical and Nursing and Personal Care       19.0%
    Health Services and Residential Care                          10.7%
    Housing Programs and Urban and Community Development           6.5%
    All other sectors less than 5%                                19.9%
                                                                 -----
    Total                                                        100.0%

       MONEY MARKET PORTFOLIOS 16 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
ABBREVIATIONS AND OTHER INFORMATION
MUNICIPAL PORTFOLIO (continued)
FEBRUARY 28, 2006 (UNAUDITED)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

AMBAC    American Municipal Bond Assurance Corporation

Colld.   Collateralized

COPS     Certificate of Participation

CP       Commercial Paper

FGIC     Financial Guaranty Insurance Corporation

FHLMC    Freddie Mac

FNMA     Fannie Mae

FSA      Financial Security Assurance

GIC      Guaranteed Investment Contract

GNMA     Government National Mortgage Association

G.O.     General Obligation

Gtd.     Guaranteed

HFA      Housing Finance Authority

IDA      Industrial Development Authority

IDB      Industrial Development Board

LOC      Letter of Credit

MBIA     Municipal Bond Insurance Association

MERLOTS  Municipal Exempt Receipts Liquidity Optional Tender

PCR      Pollution Control Revenue

P-Floats Puttable Floating Rate Security

PSF      Permanent School Fund

RANS     Revenue Anticipation Notes

ROCS     Reset Option Certificates

       MONEY MARKET PORTFOLIOS 17 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS
ABBREVIATIONS AND OTHER INFORMATION
MUNICIPAL PORTFOLIO (continued)
FEBRUARY 28, 2006 (UNAUDITED)

SFM     Single Family Mortgage

SGB     Societe Generale Bank

Soc Gen Societe Generale

TRANS   Tax and Revenue Anticipation Notes

TSB     Trustee Savings Bank

VRDB    Variable Rate Demand Bonds

XLCA    XL Capital Assurance

YMCA    Young Mens Christian Association

       MONEY MARKET PORTFOLIOS 18 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS
PRIME OBLIGATIONS PORTFOLIO
FEBRUARY 28, 2006 (UNAUDITED)

                                                                            PRINCIPAL
                                                                             AMOUNT   VALUE
                                                                             (000S)   (000S)
                                                                            --------- -------
ASSET-BACKED NOTES - 4.7%
Auto Receivables - 2.5%
Capital Auto Receivables Asset Trust, Series 2006-1, Class A1,
4.64%, 2/15/07                                                               $ 7,000  $ 7,000
Capital One Auto Finance Trust, Series 2005-D, Class A1,
4.43%, 12/15/06                                                                3,648    3,648
Ford Credit Auto Owner Trust, Series 2006-A, Class A1,
4.72%, 11/15/06                                                                8,000    8,000
Nissan Auto Receivables Owner Trust, Series 2006-A, Class A1,
4.66%, 2/15/07                                                                 8,823    8,823
                                                                                      -------
                                                                                       27,471
                                                                                      -------
International Receivables - 2.2%
Holmes Financing PLC, FRN, Series 9, Class 1A,
4.54%, 3/15/06                                                                10,000   10,000
Permanent Financing PLC, FRN, Series 7, Class 1A,
4.53%, 3/10/06                                                                 9,000    9,000
Permanent Financing PLC, FRN, Series 8, Class 1A,
4.53%, 3/10/06                                                                 4,000    4,000
                                                                                      -------
                                                                                       23,000
                                                                                      -------
Other Receivables - 0.0%
General Electric Commercial Equipment Financing LLC, Series 2005-1 Class
  A1,
3.42%, 6/20/06                                                                    11       11
                                                                                      -------
Total Asset-Backed Notes (Cost $50,482)                                                50,482
                                                                                      -------
CERTIFICATES OF DEPOSIT - 15.6%
Domestic Depository Institutions - 1.5%
HSBC Bank USA,
4.20%, 4/3/06                                                                  7,000    7,000
Washington Mutual Bank, FA, Stockton, California,
4.66%, 7/17/06                                                                 2,000    1,998
Wells Fargo Bank, San Francisco, California,
4.74%, 1/10/07                                                                 5,000    5,000
4.79%, 1/18/07                                                                 3,000    3,000
                                                                                      -------
                                                                                       16,998
                                                                                      -------
Foreign Depository Institutions - 14.1%
ABN-AMRO, London Branch,
4.73%, 12/1/06                                                                 5,000    5,000
Alliance & Leicester, London Branch,
4.05%, 3/27/06                                                                 5,000    5,000
Barclays Bank, London Branch,
4.51%, 10/16/06                                                                2,000    2,000
4.69%, 11/3/06                                                                 5,000    5,000
Barclays Bank, New York Branch,
5.09%, 2/26/07                                                                 5,000    5,000
CALYON, London Branch,
4.77%, 11/16/06                                                                8,000    8,000
4.75%, 1/8/07                                                                  7,000    7,000
CIBC, New York Branch, FRN,
4.47%, 4/4/06                                                                 10,000    9,999
Commonwealth Bank of Australia,
4.14%, 5/31/06                                                                 3,000    3,000

    PRIME OBLIGATIONS PORTFOLIO 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS
PRIME OBLIGATIONS PORTFOLIO (continued)
FEBRUARY 28, 2006 (UNAUDITED)

                                                                            PRINCIPAL
                                                                             AMOUNT    VALUE
                                                                             (000S)    (000S)
                                                                            --------- --------
CERTIFICATES OF DEPOSIT - 15.6% - CONTINUED
Foreign Depository Institutions - 14.1% - (continued)
Credit Agricole, London Branch,
4.20%, 4/4/06                                                                $5,000   $  5,000
4.13%, 5/23/06                                                                3,000      3,000
4.54%, 10/17/06                                                               5,000      5,000
4.79%, 12/22/06                                                               5,000      5,000
Credit Suisse First Boston, New York Branch,
4.74%, 5/19/06, FRN                                                           3,000      3,000
4.13%, 5/23/06                                                                2,000      2,000
4.73%, 11/3/06                                                                1,500      1,500
4.79%, 1/3/07                                                                 7,000      7,000
5.00%, 2/8/07                                                                 2,000      2,000
Deutsche Bank, New York Branch,
4.11%, 5/8/06                                                                 2,000      2,000
4.50%, 10/12/06                                                               3,000      3,000
Dexia Credit Local, New York Branch,
4.80%, 1/16/07                                                                5,000      5,000
HBOS Treasury Services, London Branch,
4.13%, 5/25/06                                                                2,000      2,000
HBOS Treasury Services, New York Branch,
4.75%, 12/4/06                                                                5,000      5,000
HSBC PLC, London Branch,
4.47%, 5/8/06                                                                 2,000      2,000
Monte Dei Paschi di Siena, New York Branch,
4.49%, 3/29/06                                                                5,000      5,000
Royal Bank of Scotland, London Branch,
4.75%, 1/10/07                                                                5,000      5,000
Royal Bank of Scotland, New York Branch,
4.49%, 3/6/06, FRN                                                            5,000      5,000
4.08%, 3/27/06,                                                               5,000      5,000
Societe Generale, London Branch,
4.10%, 5/9/06                                                                 3,000      3,000
4.50%, 10/13/06                                                               2,000      2,000
4.70%, 12/1/06                                                                5,000      5,000
4.81%, 12/15/06                                                               5,000      5,000
Svenska Handelsbanken, Inc., New York Branch,
4.75%, 12/4/06                                                                2,000      2,000
4.80%, 1/16/07                                                                5,000      5,000
5.04%, 2/16/07                                                                5,000      5,000
UBS AG, Stamford Branch,
4.96%, 2/7/07                                                                 2,500      2,500
                                                                                      --------
                                                                                       151,999
                                                                                      --------
Total Certificates of Deposit (Cost $168,997)                                          168,997
                                                                                      --------
COMMERCIAL PAPER - 22.5%
Auto Receivables - 4.1%
FCAR1 Owner Trust,
3.90%, 3/2/06                                                                 7,000      6,999
4.54%, 3/6/06                                                                 7,000      6,996
4.53%, 6/6/06                                                                 3,000      2,963

    PRIME OBLIGATIONS PORTFOLIO 2 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS
PRIME OBLIGATIONS PORTFOLIO (continued)
FEBRUARY 28, 2006 (UNAUDITED)

                                                                            PRINCIPAL
                                                                             AMOUNT   VALUE
                                                                             (000S)   (000S)
                                                                            --------- -------
COMMERCIAL PAPER - 22.5% - CONTINUED
Auto Receivables - 4.1% - (continued)
Ford Credit Floorplan Master Owner Trust A,
Motown Funding LLC, Series 2002, /(1)/
4.57%, 3/7/06                                                                $ 3,000  $ 2,998
4.57%, 3/20/06                                                                12,000   11,971
4.57%, 3/23/06                                                                 8,000    7,978
4.60%, 4/5/06                                                                  4,000    3,982
                                                                                      -------
                                                                                       43,887
                                                                                      -------
Bank Holding Companies - 0.6%
Citigroup Global Markets Holdings, Inc.,
4.54%, 3/22/06                                                                 7,000    6,981
                                                                                      -------
Credit Card Master Trust - 1.4%
Citibank Credit Card Master Trust,
4.49%, 3/21/06                                                                 5,000    4,987
MBNA Credit Card Master Trust, /(1)/
4.40%, 3/1/06                                                                  5,000    5,000
4.62%, 4/13/06                                                                 5,000    4,972
                                                                                      -------
                                                                                       14,959
                                                                                      -------
Electronic and Other Electronic Components - 0.9%
General Electric Co.,
4.49%, 3/28/06                                                                10,000    9,966
                                                                                      -------
Foreign Depository Institutions - 0.4%
Banco Santander Central Hispano,
3.93%, 3/20/06                                                                 5,000    4,990
                                                                                      -------
Multi-Seller Conduits - 11.4%
Amstel Funding Corp.,
4.34%, 3/1/06                                                                  5,000    5,000
3.89%, 3/13/06                                                                 5,000    4,993
3.97%, 3/24/06                                                                 4,000    3,990
4.11%, 3/27/06                                                                 2,000    1,994
4.58%, 4/26/06                                                                10,000    9,929
Charta Corp.,
4.57%, 3/1/06                                                                 10,000   10,000
Concord Minuteman Capital Co., FRCP, /(1)/
4.52%, 3/2/06                                                                  2,000    2,000
4.52%, 3/13/06                                                                 6,000    6,000
4.65%, 3/20/06                                                                 5,000    5,000
Crown Point Capital Co., /(1)/
4.65%, 3/20/06, FRCP                                                           8,000    7,999
4.44%, 3/23/06                                                                 5,000    4,986
Edison Asset Securitization,
3.87%, 3/13/06                                                                 1,000      999
Eiffel Funding LLC,
4.45%, 3/21/06                                                                 7,000    6,983
Fairway Finance Corp., FRCP,
4.53%, 3/27/06                                                                10,000   10,000
Legacy Capital LLC,
4.41%, 3/17/06                                                                 3,000    2,994

    PRIME OBLIGATIONS PORTFOLIO 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS
PRIME OBLIGATIONS PORTFOLIO (continued)
FEBRUARY 28, 2006 (UNAUDITED)

                                                                            PRINCIPAL
                                                                             AMOUNT    VALUE
                                                                             (000S)    (000S)
                                                                            --------- --------
COMMERCIAL PAPER - 22.5% - CONTINUED
Multi-Seller Conduits - 11.4% - (continued)
Lexington Parker Capital,
4.52%, 3/7/06, FRCP                                                          $2,000   $  2,000
4.53%, 3/7/06                                                                 5,000      4,996
4.52%, 3/10/06, FRCP                                                          2,000      2,000
4.52%, 3/16/06, FRCP                                                          5,000      5,000
4.72%, 5/22/06, FRCP                                                          9,000      8,999
Sheffield Receivables Corp.,
4.54%, 3/30/06                                                                5,000      4,982
Victory Receivables Corp.,
4.53%, 3/6/06                                                                 7,000      6,996
4.53%, 3/20/06                                                                5,000      4,988
                                                                                      --------
                                                                                       122,828
                                                                                      --------
Non-Depository Personal Credit - 0.4%
General Electric Capital Corp.,
3.87%, 3/13/06                                                                5,000      4,994
                                                                                      --------
Single Seller Conduits - 0.4%
Picaros Funding LLC,
4.16%, 4/3/06                                                                 4,000      3,985
                                                                                      --------
Structured Investment Vehicles - 2.9%
Aquifer Funding LLC,
4.55%, 3/6/06                                                                 5,000      4,997
Cancara Asset Securitization, Ltd., FRCP,
4.53%, 3/15/06                                                                5,000      5,000
Grampian Funding Ltd.,
4.43%, 3/28/06                                                                5,000      4,984
4.11%, 3/29/06                                                                5,000      4,983
Surrey Funding Corp.,
4.54%, 3/27/06                                                                6,000      5,980
Whistlejacket Capital LLC, FRCP, /(1)/
4.54%, 3/27/06                                                                2,000      2,000
White Pine Finance LLC,
4.54%, 3/27/06, FRCP /(1)/                                                    1,000      1,000
4.70%, 5/22/06                                                                2,000      1,979
                                                                                      --------
                                                                                        30,923
                                                                                      --------
Total Commercial Paper (Cost $243,513)                                                 243,513
                                                                                      --------
CORPORATE NOTES/BONDS - 19.9%
Domestic Depository Institutions - 3.4%
American Express Bank, FSB, FRN,
4.53%, 3/16/06                                                                5,000      5,000
4.57%, 3/20/06                                                                8,000      8,002
Bank of America N.A., FRN,
4.58%, 4/26/06                                                                5,000      5,000
Bank One Corp., FRN,
4.81%, 5/5/06                                                                 5,000      5,001
HSBC USA, Inc., FRN,
4.55%, 3/15/06                                                                5,000      5,000
Marshall & Ilsley Bank,
5.18%, 12/15/06                                                               3,000      3,008

    PRIME OBLIGATIONS PORTFOLIO 4 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS
PRIME OBLIGATIONS PORTFOLIO (continued)
FEBRUARY 28, 2006 (UNAUDITED)

                                                                            PRINCIPAL
                                                                             AMOUNT   VALUE
                                                                             (000S)   (000S)
                                                                            --------- -------
CORPORATE NOTES/BONDS - 19.9% - CONTINUED
Domestic Depository Institutions - 3.4% - (continued)
U.S. Bank N.A., FRN,
4.66%, 4/28/06                                                               $ 3,000  $ 3,000
Wachovia Bank, N.A., FRN,
4.37%, 3/6/06                                                                  3,000    3,000
                                                                                      -------
                                                                                       37,011
                                                                                      -------
Foreign Depository Institutions - 2.5%
Australia and New Zealand Banking Group, FRN, /(1)/
4.55%, 3/7/06                                                                  5,000    5,000
4.55%, 3/23/06                                                                 1,000    1,000
Nordea Bank Finland, New York Branch, FRN, /(1)/
4.55%, 3/13/06                                                                 2,000    2,000
Royal Bank of Canada, FRN,
4.60%, 3/10/06                                                                 8,000    8,000
Royal Bank of Scotland PLC, FRN, /(1)/
4.54%, 3/21/06                                                                 5,000    5,000
4.79%, 5/24/06                                                                 5,000    5,001
Westpac Banking Corp., FRN,
4.49%, 3/12/06                                                                 1,000    1,000
                                                                                      -------
                                                                                       27,001
                                                                                      -------
Insurance Carriers - 1.3%
ASIF Global Financing XXXI, FRN, /(1)/
4.77%, 5/23/06                                                                 4,000    4,000
MET Life Global Funding I, FRN, /(1)/
4.53%, 3/15/06                                                                10,000   10,000
                                                                                      -------
                                                                                       14,000
                                                                                      -------
Non-Depository Personal Credit - 4.4%
American Express Credit Corp., FRN,
4.53%, 3/9/06                                                                  7,000    7,000
General Electric Capital Corp., FRN,
4.46%, 3/8/06                                                                  5,000    5,002
4.49%, 3/8/06                                                                 10,000   10,000
4.67%, 3/9/06                                                                  2,000    2,000
HSBC Finance Corp., FRN,
4.56%, 3/6/06                                                                  8,000    8,000
4.56%, 3/24/06                                                                 5,000    5,000
4.69%, 4/27/06                                                                 5,000    5,002
Toyota Motor Credit Corp., FRN,
4.44%, 3/15/06                                                                 5,000    5,000
                                                                                      -------
                                                                                       47,004
                                                                                      -------
Security and Commodity Brokers - 1.4%
Merrill Lynch & Co., FRN,
4.63%, 3/6/06                                                                  5,000    5,000
4.77%, 3/13/06                                                                 2,000    2,001
Morgan Stanley, FRN,
4.60%, 3/15/06                                                                 3,000    3,000
4.65%, 3/27/06                                                                 5,000    5,000
                                                                                      -------
                                                                                       15,001
                                                                                      -------

    PRIME OBLIGATIONS PORTFOLIO 5 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS
PRIME OBLIGATIONS PORTFOLIO (continued)
FEBRUARY 28, 2006 (UNAUDITED)

                                                                            PRINCIPAL
                                                                             AMOUNT    VALUE
                                                                             (000S)    (000S)
                                                                            --------- --------
CORPORATE NOTES/BONDS - 19.9% - CONTINUED
Structured Investment Vehicles - 6.2%
Beta Finance, Inc., FRN, MTN, /(1)/
4.57%, 4/20/06                                                               $10,000  $  9,999
CC U.S.A., Inc., FRN, MTN, /(1)/
4.55%, 3/14/06                                                                 2,000     2,000
4.58%, 4/13/06                                                                 2,000     2,000
4.80%, 5/25/06                                                                 3,000     3,000
Cullinan Finance, FRN, /(1)/
4.53%, 3/15/06                                                                 5,000     4,999
4.54%, 3/27/06                                                                 4,000     4,000
Dorada Finance, Inc., FRN, /(1)/
4.69%, 3/1/06                                                                  1,000     1,000
4.54%, 3/15/06                                                                 3,000     3,000
4.56%, 3/15/06                                                                 2,000     2,000
4.35%, 4/6/06                                                                  3,000     3,000
Five Finance, FRN, /(1)/
4.52%, 3/1/06                                                                  5,000     5,000
Links Finance LLC, FRN, MTN, /(1)/
4.53%, 3/13/06                                                                 5,000     4,999
4.53%, 3/14/06                                                                 5,000     4,999
Sigma Finance, Inc., FRN, /(1)/
4.52%, 3/10/06                                                                10,000     9,999
4.53%, 3/20/06                                                                 5,000     5,000
4.54%, 3/27/06                                                                 2,000     2,000
                                                                                      --------
                                                                                        66,995
                                                                                      --------
Transportation Equipment - 0.7%
American Honda Finance, FRN, /(1)/
4.48%, 3/7/06                                                                  3,000     3,001
4.60%, 4/26/06                                                                 5,000     5,000
                                                                                      --------
                                                                                         8,001
                                                                                      --------
Total Corporate Notes/Bonds (Cost $215,013)                                            215,013
                                                                                      --------
EURODOLLAR TIME DEPOSITS - 4.2%
Foreign Depository Institutions - 4.2%
Credit Suisse First Boston, Grand Cayman,
4.58%, 3/1/06                                                                  5,000     5,000
Danske Bank, Copenhagen, Denmark,
4.57%, 3/1/06                                                                 12,000    12,000
4.53%, 3/2/06                                                                 10,000    10,000
Societe Generale, Grand Cayman,
4.60%, 3/1/06                                                                  8,000     8,000
4.53%, 3/2/06                                                                 10,000    10,000
                                                                                      --------
Total Eurodollar Time Deposits (Cost $45,000)                                           45,000
                                                                                      --------
MUNICIPAL INVESTMENTS - 0.5%
Administration of Environmental and Housing Programs - 0.5%
State of Texas G.O. Taxable,
Veterans' Land Refunding Bonds, Series 2000A,
4.56%, 3/7/06                                                                  5,000     5,000
                                                                                      --------
Total Municipal Investments (Cost $5,000)                                                5,000
                                                                                      --------

    PRIME OBLIGATIONS PORTFOLIO 6 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS
PRIME OBLIGATIONS PORTFOLIO (continued)
FEBRUARY 28, 2006 (UNAUDITED)

                                                                            PRINCIPAL
                                                                             AMOUNT     VALUE
                                                                             (000S)     (000S)
                                                                            --------- ----------
U.S. GOVERNMENT AGENCIES - 0.5% /(2)/
Freddie Mac - 0.5%
FHLMC Bond,
4.76%, 2/9/07                                                               $  5,000  $    5,000
                                                                                      ----------
Total U.S. Government Agencies (Cost $5,000)                                               5,000
                                                                                      ----------
REPURCHASE AGREEMENTS - 34.1%
(Colld. at a minimum of 102%) /(3)/
Lehman Brothers, Inc., dated 2/28/06,
repurchase price $48,910
4.59%, 3/1/06                                                                 48,904      48,904
Merrill Lynch, dated 2/28/06,
repurchase price $120,015
4.58%, 3/1/06                                                                120,000     120,000
UBS Securities LLC, dated 2/28/06,
repurchase price $200,025
4.57%, 3/1/06                                                                200,000     200,000
                                                                                      ----------
Total Repurchase Agreements (Cost $368,904)                                              368,904
                                                                                      ----------
Total Investments - 102.0% (Cost $1,101,909) /(4)/                                     1,101,909
                                                                                      ----------
Liablities less Other Assets (2.0%)                                                      (21,192)
                                                                                      ----------
NET ASSETS - 100.0%                                                                   $1,080,717
                                                                                      ----------

--------
(1) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2) The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(3) The nature and terms of the collateral received for the repurchase agreements are as follows:

                                           COUPON         MATURITY
         NAME                              RATES           DATES
         ----                           ------------- ----------------
         FHLMC                          0.00% - 6.50% 11/1/07 - 2/1/36
         FNMA                           5.00% - 7.00% 10/1/11 - 1/1/36

(4) The cost for federal income tax purposes was $1,101,909.

    PRIME OBLIGATIONS PORTFOLIO 7 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

ABBREVIATIONS AND OTHER INFORMATION
PRIME OBLIGATIONS PORTFOLIO (continued)
FEBRUARY 28, 2006 (UNAUDITED)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

Colld. Collateralized

FHLMC  Freddie Mac

FNMA   Federal National Mortgage Association

FRCP   Floating Rate Commercial Paper

FRN    Floating Rate Notes

FSB    Federal Savings Bank

MTN    Medium Term Notes

    PRIME OBLIGATIONS PORTFOLIO 8 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS
LIQUID ASSETS PORTFOLIO
FEBRUARY 28, 2006 (UNAUDITED)

                                                                            PRINCIPAL
                                                                             AMOUNT   VALUE
                                                                             (000S)   (000S)
                                                                            --------- -------
ASSET-BACKED NOTES - 2.5%
Auto Receivables - 0.5%
Capital One Auto Finance Trust,
Series 2005-D, Class A1,
4.43%, 12/15/06                                                              $ 2,189  $ 2,189
Ford Credit Auto Owner Trust,
Series 2006-A, Class A1,
4.72%, 11/15/06                                                                5,000    5,000
Nissan Auto Receivables Owner Trust,
Series 2006-A, Class A1,
4.66%, 2/15/07                                                                 4,411    4,411
                                                                                      -------
                                                                                       11,600
                                                                                      -------
International Receivables - 2.0%
Holmes Financing PLC, FRN, Series 9, Class 1A,
4.54%, 3/15/06                                                                15,000   15,000
Permanent Financing PLC, FRN, Series 7, Class 1A,
4.53%, 3/10/06                                                                18,000   18,000
Permanent Financing PLC, FRN, Series 8, Class 1A,
4.53%, 3/10/06                                                                10,000   10,000
                                                                                      -------
                                                                                       43,000
                                                                                      -------
Other Receivables - 0.0%
General Electric Commercial Equipment Financing LLC,
Series 2005-1, Class A1,
3.42%, 6/20/06                                                                    33       33
                                                                                      -------
Total Asset-Backed Notes (Cost $54,633)                                                54,633
                                                                                      -------

CERTIFICATES OF DEPOSIT - 14.0%
Domestic Depository Institutions - 2.4%
American Express Centurion, FRN,
4.53%, 3/16/06                                                                 7,000    7,000
Wells Fargo Bank N.A., San Francisco, California,
4.74%, 12/4/06                                                                10,000   10,000
4.74%, 1/10/07                                                                10,000   10,000
4.79%, 1/18/07                                                                10,000   10,001
4.81%, 1/29/07                                                                15,000   15,000
                                                                                      -------
                                                                                       52,001
                                                                                      -------
Foreign Depository Institutions - 11.6%
ABN AMRO, London Branch,
4.73%, 12/1/06                                                                15,000   15,000
Barclays Bank, London Branch,
4.51%, 10/16/06                                                                5,000    5,000
4.69%, 11/3/06                                                                15,000   15,000
5.09%, 2/26/07                                                                 5,000    5,000
BNP Paribas, London Branch,
4.74%, 11/27/06                                                               22,000   22,000
4.91%, 2/5/07                                                                 12,000   12,000
CIBC, New York Branch, FRN,
4.47%, 4/4/06                                                                  7,000    7,000
Commonwealth Bank of Australia,
4.14%, 5/31/06                                                                 5,000    5,000

        LIQUID ASSETS PORTFOLIO 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS
LIQUID ASSETS PORTFOLIO (continued)
FEBRUARY 28, 2006 (UNAUDITED)

                                                                            PRINCIPAL
                                                                             AMOUNT    VALUE
                                                                             (000S)    (000S)
                                                                            --------- --------
CERTIFICATES OF DEPOSIT - 14.0% - CONTINUED
Foreign Depository Institutions - 11.6% - (continued)
Credit Suisse First Boston, New York Branch,
4.74%, 5/19/06, FRN                                                          $ 9,000  $  9,000
4.73%, 11/3/06                                                                15,000    15,000
Deutsche Bank, London Branch,
4.93%, 2/5/07                                                                  7,000     7,000
Deutsche Bank, New York Branch,
4.13%, 5/30/06                                                                 3,000     3,000
HBOS Treasury Services, London Branch,
4.13%, 5/25/06                                                                10,000    10,000
HBOS Treasury Services, New York Branch,
4.74%, 11/27/06                                                               10,000    10,000
4.75%, 12/4/06                                                                10,000    10,000
HSBC PLC, London Branch,
4.47%, 5/8/06                                                                 15,000    15,000
Royal Bank of Scotland, New York Branch, FRN,
4.32%, 3/1/06                                                                 35,000    35,000
4.51%, 3/6/06                                                                  5,000     4,999
Societe Generale, London Branch,
4.50%, 10/13/06                                                                7,000     7,000
4.81%, 12/15/06                                                               15,000    15,000
4.75%, 1/8/07                                                                 10,000    10,000
Svenska Handelsbanken, Inc., New York Branch,
4.80%, 1/16/07                                                                 5,000     5,000
UBS AG, Stamford Branch,
4.96%, 2/7/07                                                                 15,000    15,000
                                                                                      --------
                                                                                       256,999
                                                                                      --------
Total Certificates of Deposit (Cost $309,000)                                          309,000
                                                                                      --------
COMMERCIAL PAPER - 21.1%
Auto Receivables - 3.3%
FCAR1 Owner Trust,
3.90%, 3/2/06                                                                 22,000    21,998
4.53%, 6/6/06                                                                 10,000     9,878
Ford Credit Floorplan Master Owner Trust A,
Motown Funding LLC, Series 2002, /(1)/
4.57%, 3/7/06                                                                  7,000     6,995
4.55%, 3/8/06                                                                  5,000     4,995
4.55%, 3/10/06                                                                10,000     9,989
4.57%, 3/23/06                                                                 9,000     8,975
4.60%, 4/5/06                                                                 10,000     9,955
                                                                                      --------
                                                                                        72,785
                                                                                      --------
Bank Holding Companies - 1.4%
Bank of America Co., Series 3A3,
4.36%, 3/30/06                                                                20,000    19,930
Citigroup Global Markets Holdings, Inc.,
4.54%, 3/22/06                                                                10,000     9,974
                                                                                      --------
                                                                                        29,904
                                                                                      --------

        LIQUID ASSETS PORTFOLIO 2 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS
LIQUID ASSETS PORTFOLIO (continued)
FEBRUARY 28, 2006 (UNAUDITED)

                                                                            PRINCIPAL
                                                                             AMOUNT    VALUE
                                                                             (000S)    (000S)
                                                                            --------- --------
COMMERCIAL PAPER - 21.1% - CONTINUED
Credit Card Master Trusts - 2.1%
Capital One Multi Execution Trust, Nova Notes, /(1)/
4.48%, 3/20/06                                                               $ 2,000  $  1,995
Citibank Credit Card Master Trust, Dakota Certificates,
4.41%, 3/7/06                                                                 20,000    19,985
4.49%, 3/21/06                                                                10,000     9,975
MBNA Credit Card Master Trust, Emerald Certificates, /(1)/
4.46%, 3/22/06                                                                10,000     9,974
4.62%, 4/13/06                                                                 5,000     4,972
                                                                                      --------
                                                                                        46,901
                                                                                      --------
Multi-Seller Conduits - 9.4%
Amstel Funding Corp.,
4.34%, 3/1/06                                                                 15,000    15,000
3.89%, 3/13/06                                                                 5,000     4,993
4.11%, 3/27/06                                                                15,000    14,955
4.45%, 5/22/06                                                                15,000    14,848
4.52%, 6/20/06                                                                 6,000     5,916
Concord Minuteman Capital Co., /(1)/
4.52%, 3/2/06, FRCP                                                            5,038     5,038
4.52%, 3/13/06, FRCP                                                          10,000    10,000
4.71%, 8/3/06                                                                  5,000     4,899
Edison Asset Securitization,
3.87%, 3/13/06                                                                 3,000     2,996
Fairway Finance Corp., FRCP,
4.53%, 3/27/06                                                                15,000    15,000
Gemini Securitization,
4.42%, 3/13/06                                                                10,000     9,985
Lexington Parker Capital,
4.52%, 3/7/06, FRCP                                                            5,000     5,000
4.53%, 3/7/06                                                                  5,000     4,996
4.52%, 3/10/06, FRCP                                                          13,000    13,000
4.52%, 3/16/06, FRCP                                                          10,000     9,999
Regency Markets, Inc.,
4.54%, 3/15/06                                                                10,000     9,982
Sheffield Receivables Corp.,
4.54%, 3/30/06                                                                 5,000     4,982
Starbird Funding Corp.,
4.54%, 3/17/06                                                                10,000     9,980
Variable Funding Capital, FRCP,
4.53%, 3/1/06                                                                 15,000    15,000
Victory Receivables Corp.,
4.53%, 3/6/06                                                                 20,000    19,987
4.53%, 3/20/06                                                                10,000     9,976
                                                                                      --------
                                                                                       206,532
                                                                                      --------
Non-Depository Personal Credit - 0.4%
General Electric Capital Corp.,
3.87%, 3/13/06                                                                10,000     9,987
                                                                                      --------

        LIQUID ASSETS PORTFOLIO 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS
LIQUID ASSETS PORTFOLIO (continued)
FEBRUARY 28, 2006 (UNAUDITED)

                                                                            PRINCIPAL
                                                                             AMOUNT    VALUE
                                                                             (000S)    (000S)
                                                                            --------- --------
COMMERCIAL PAPER - 21.1% - CONTINUED
Other Receivables - 0.7%
Thornburg Mortgage Capital Resources, /(1)/
4.56%, 3/9/06                                                                $ 5,000  $  4,995
4.59%, 3/13/06                                                                10,000     9,985
                                                                                      --------
                                                                                        14,980
                                                                                      --------
Security and Commodity Brokers - 0.2%
Morgan Stanley, FRCP,
4.64%, 3/1/06                                                                  5,000     5,000
                                                                                      --------
Single Seller Conduits - 0.1%
Picaros Funding LLC,
4.16%, 4/3/06                                                                  3,000     2,988
                                                                                      --------
Structured Investment Vehicles - 3.5%
Aquifer Funding LLC,
4.55%, 3/6/06                                                                 10,000     9,994
Cancara Asset Securitization Ltd., FRCP,
4.53%, 3/15/06                                                                 5,000     5,000
Deer Valley Funding LLC,
4.54%, 3/23/06                                                                10,000     9,972
4.55%, 3/27/06                                                                10,000     9,967
Grampian Funding Ltd.,
4.43%, 3/28/06                                                                 7,000     6,977
Solitaire Funding LLC,
4.49%, 3/23/06                                                                15,000    14,959
Whistlejacket Capital LLC, FRCP, /(1)/
4.53%, 3/15/06                                                                10,000     9,999
4.54%, 3/27/06                                                                 3,000     3,000
White Pine Finance LLC,
4.54%, 3/27/06, FRCP /(1)/                                                     5,000     5,000
4.70%, 5/22/06                                                                 2,087     2,065
                                                                                      --------
                                                                                        76,933
                                                                                      --------
Total Commercial Paper (Cost $466,010)                                                 466,010
                                                                                      --------
CORPORATE NOTES/BONDS - 19.1%
Bank Holding Companies - 1.1%
Citigroup Global Markets, FRN,
4.50%, 3/16/06                                                                25,000    25,000
                                                                                      --------
Domestic Depository Institutions - 2.3%
American Express Bank, FSB, FRN,
4.53%, 3/16/06                                                                 5,000     5,000
4.57%, 3/20/06                                                                10,000    10,002
Bank of America N.A., FRN,
4.58%, 4/26/06                                                                15,000    15,000
Bank One Corp., FRN,
4.81%, 5/5/06                                                                  8,000     8,002
HSBC USA, Inc., FRN,
4.55%, 3/15/06                                                                 5,000     5,000
Wachovia Bank, N.A., FRN,
4.37%, 3/6/06                                                                  7,000     7,000
                                                                                      --------
                                                                                        50,004
                                                                                      --------

        LIQUID ASSETS PORTFOLIO 4 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS
LIQUID ASSETS PORTFOLIO (continued)
FEBRUARY 28, 2006 (UNAUDITED)

                                                                            PRINCIPAL
                                                                             AMOUNT    VALUE
                                                                             (000S)    (000S)
                                                                            --------- --------
CORPORATE NOTES/BONDS - 19.1% - CONTINUED
Foreign Depository Institutions - 2.5%
Australia and New Zealand Banking Group, FRN, /(1)/
4.55%, 3/23/06                                                               $ 3,000  $  3,000
Nordea Bank Finland, New York Branch, FRN, /(1)/
4.55%, 3/13/06                                                                 7,000     7,000
Royal Bank of Canada, FRN,
4.60%, 3/10/06                                                                15,000    15,000
Royal Bank of Scotland PLC, FRN, /(1)/
4.54%, 3/21/06                                                                15,000    15,000
4.79%, 5/24/06                                                                 5,000     5,001
Westpac Banking Corp., FRN,
4.49%, 3/12/06                                                                10,000    10,000
                                                                                      --------
                                                                                        55,001
                                                                                      --------
Insurance Carriers - 1.3%
Allstate Life Global Funding II, FRN, /(1)/
4.63%, 3/15/06                                                                10,000    10,000
ASIF Global Financing XXXI, FRN, /(1)/
4.77%, 5/23/06                                                                10,000    10,001
MET Life, Global Funding I, FRN, /(1)/
4.53%, 3/15/06                                                                10,000    10,000
                                                                                      --------
                                                                                        30,001
                                                                                      --------
Non-Depository Personal Credit - 4.8%
American Express Credit Corp., FRN,
4.53%, 3/9/06                                                                 13,000    13,000
General Electric Capital Corp., FRN,
4.46%, 3/8/06                                                                  6,800     6,802
4.49%, 3/8/06                                                                 20,000    20,000
4.67%, 3/9/06                                                                 15,000    15,004
4.63%, 3/20/06                                                                18,000    18,014
HSBC Finance Corp., FRN,
4.56%, 3/6/06                                                                  2,000     2,000
4.56%, 3/24/06                                                                25,000    25,000
SLM Corp., FRN, /(1)/
4.62%, 3/1/06                                                                  5,000     5,000
                                                                                      --------
                                                                                       104,820
                                                                                      --------
Security and Commodity Brokers - 1.5%
Lehman Brothers Holdings, FRN,
4.66%, 3/22/06                                                                 5,000     5,000
Merrill Lynch & Co., FRN, MTN,
4.77%, 3/13/06                                                                15,000    15,005
Morgan Stanley, FRN,
4.65%, 3/27/06                                                                12,000    12,000
                                                                                      --------
                                                                                        32,005
                                                                                      --------
Structured Investment Vehicles - 4.5%
Beta Finance, Inc., FRN, MTN, /(1)/
4.56%, 3/15/06                                                                 5,000     5,000
4.57%, 4/20/06                                                                13,500    13,499

        LIQUID ASSETS PORTFOLIO 5 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS
LIQUID ASSETS PORTFOLIO (continued)
FEBRUARY 28, 2006 (UNAUDITED)

                                                                            PRINCIPAL
                                                                             AMOUNT    VALUE
                                                                             (000S)    (000S)
                                                                            --------- --------
CORPORATE NOTES/BONDS - 19.1% - CONTINUED
Structured Investment Vehicles - 4.5% - (continued)
CC U.S.A., Inc., FRN, MTN, /(1)/
4.55%, 3/14/06                                                              $  6,000  $  6,000
4.58%, 4/13/06                                                                 5,000     5,000
4.80%, 5/25/06                                                                10,000    10,002
Dorada Finance, Inc., FRN, /(1)/
4.69%, 3/1/06                                                                  2,000     2,000
4.54%, 3/15/06                                                                 6,000     6,000
4.56%, 3/15/06                                                                 5,000     5,000
4.35%, 4/6/06                                                                 10,000    10,000
Five Finance, FRN, /(1)/
4.52%, 3/1/06                                                                  5,000     5,000
Links Finance, LLC, FRN, MTN, /(1)/
4.53%, 3/14/06                                                                 5,000     5,000
Sigma Finance, Inc., FRN, /(1)/
4.52%, 3/10/06                                                                 5,000     5,000
4.53%, 3/20/06                                                                15,000    15,000
4.54%, 3/27/06                                                                 8,000     8,000
                                                                                      --------
                                                                                       100,501
                                                                                      --------
Transportation Equipment - 0.4%
American Honda Finance, FRN, /(1)/
4.48%, 3/7/06                                                                  5,000     5,000
4.60%, 4/26/06                                                                 5,000     5,001
                                                                                      --------
                                                                                        10,001
                                                                                      --------
Security and Commodity Brokers - 0.7%
Golman Sachs Group, FRN,
4.68%, 3/1/06                                                                 15,000    15,000
                                                                                      --------
Total Corporate Notes/Bonds (Cost $422,333)                                            422,333
                                                                                      --------
EURODOLLAR TIME DEPOSITS - 10.2%
Domestic Depository Institutions - 5.4%
American Express Centurion Bank, Grand Cayman,
4.53%, 3/23/06                                                                15,000    15,000
Fifth Third Bank, Grand Cayman,
4.54%, 3/1/06                                                                105,000   105,000
                                                                                      --------
                                                                                       120,000
                                                                                      --------
Foreign Depository Institutions - 4.8%
Danske Bank, Copenhagen, Denmark,
4.57%, 3/1/06                                                                 15,000    15,000
4.53%, 3/2/06                                                                 15,000    15,000
KBC Bank N.V., Grand Cayman,
4.53%, 3/1/06                                                                 40,000    40,000
Societe Generale, Grand Cayman,
4.60%, 3/1/06                                                                 25,000    25,000
4.53%, 3/2/06                                                                 10,000    10,000
                                                                                      --------
                                                                                       105,000
                                                                                      --------
Total Eurodollar Time Deposits (Cost $225,000)                                         225,000
                                                                                      --------

        LIQUID ASSETS PORTFOLIO 6 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS
LIQUID ASSETS PORTFOLIO (continued)
FEBRUARY 28, 2006 (UNAUDITED)

                                                                           PRINCIPAL
                                                                            AMOUNT   VALUE
                                                                            (000S)   (000S)
                                                                           --------- -------
MUNICIPAL INVESTMENTS - 2.9%
Administration of Environmental and Housing Programs - 0.8%
State of Texas G.O. Taxable, Veterans' Land
Refunding Bonds, Series 2000A,
4.56%, 3/7/06                                                               $18,670  $18,670
                                                                                     -------
Educational Services - 0.3%
Savannah, College of Art and Design, Taxable, VRDB,
Series 2004,
4.57%, 3/7/06                                                                 5,500    5,500
                                                                                     -------
Electric Services - 0.3%
M-S-R Public Power Agency, California, Taxable, Series 1998G,
San Juan Project,
4.58%, 3/7/06                                                                 5,700    5,700
                                                                                     -------
Executive, Legislative and General Government - 0.2%
Cook County, Illinois, G.O. Taxable Bonds,
Series 2004D,
4.59%, 3/7/06                                                                 5,000    5,000
                                                                                     -------
Public Finance, Tax and Monetary - 0.6%
Oakland-Alameda County Coliseum Authority
CP Taxable, Series 1996 A-1, Oakland Coliseum Arena,
4.50%, 3/1/06                                                                 6,000    6,000
4.58%, 4/6/06                                                                 8,000    8,000
                                                                                     -------
                                                                                      14,000
                                                                                     -------
Real Estate - 0.4%
Fiore Capital LLC, Taxable VRDN, Series 2005A,
4.57%, 3/7/06                                                                 8,250    8,250
                                                                                     -------
Water Services - 0.3%
Olivenhain, California Municipal Water District COP, Taxable, Series 2002,
4.61%, 3/7/06                                                                 7,340    7,340
                                                                                     -------
Total Municipal Investments (Cost $64,460)                                            64,460
                                                                                     -------
REPURCHASE AGREEMENTS - 31.4%
(Colld. at a minimum of 102%) /(2)/
Joint Repurchase Agreements - 3.3%
Bank of America Securities LLC, dated 2/28/06,
repurchase price $24,158
4.50%, 3/1/06                                                                24,155   24,155
Morgan Stanley & Co., Inc., dated 2/28/06,
repurchase price $16,106
4.51%, 3/1/06                                                                16,104   16,104
Societe Generale, New York Branch, dated 2/28/06,
repurchase price $8,053
4.51%, 3/1/06                                                                 8,052    8,052
UBS Securities LLC, dated 2/28/06,
repurchase price $24,158
4.52%, 3/1/06                                                                24,155   24,155
                                                                                     -------
                                                                                      72,466
                                                                                     -------

        LIQUID ASSETS PORTFOLIO 7 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS
LIQUID ASSETS PORTFOLIO (continued)
FEBRUARY 28, 2006 (UNAUDITED)

                                                                           PRINCIPAL
                                                                            AMOUNT     VALUE
                                                                            (000S)     (000S)
                                                                           --------- ----------
REPURCHASE AGREEMENTS - 31.4% - CONTINUED
(Colld. at a minimum of 102%) /(3)/
Repurchase Agreements - 28.1%
Lehman Brothers, Inc., dated 2/28/06,
repurchase price $120,015
4.59%, 3/1/06                                                              $120,000  $  120,000
Merrill Lynch, dated 2/28/06,
repurchase price $175,022
4.58%, 3/1/06                                                               175,000     175,000
UBS Securities LLC, dated 2/28/06,
repurchase price $325,041
4.57%, 3/1/06                                                               325,000     325,000
                                                                                     ----------
                                                                                        620,000
                                                                                     ----------
Total Repurchase Agreements (Cost $692,466)                                             692,466
                                                                                     ----------
Total Investments - 101.2% (Cost $2,233,902) /(4)/                                    2,233,902
                                                                                     ----------
Liabilities less Other Assets - (1.2)%                                                  (27,402)
                                                                                     ----------
NET ASSETS - 100.0%                                                                  $2,206,500
                                                                                     ----------

--------
(1) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2) The nature and terms of the collateral received for the joint repurchase agreements are as follows:

                                           COUPON         MATURITY
        NAME                               RATES           DATES
        ----                           -------------- -----------------
        U.S. Treasury Bonds            3.38% - 12.00% 8/15/13 - 4/15/29
        U.S. Treasury Notes            2.00% - 3.88%  1/15/09 - 1/15/14

(3) The nature and terms of the collateral received for the repurchase agreements are as follows:

                                             COUPON        MATURITY
        NAME                                 RATES          DATES
        ----                              ------------- ---------------
        FHLMC                             0.00% - 9.00% 3/1/09 - 3/1/36
        FNMA                              0.00% - 7.00% 2/1/11 - 3/1/36

(4) The cost for federal income tax purposes was $2,233,902.

        LIQUID ASSETS PORTFOLIO 8 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

ABBREVIATIONS AND OTHER INFORMATION
LIQUID ASSETS PORTFOLIO (continued)
FEBRUARY 28, 2006 (UNAUDITED)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

Colld. Collateralized

CP     Commercial Paper

COP    Certificate of Participation

FRCP   Floating Rate Commercial Paper

FRN    Floating Rate Notes

FSB    Federal Savings Bank

G.O.   General Obligation

MTN    Medium Term Notes

VRDB   Variable Rate Demand Bond

VRDN   Variable Rate Demand Note

        LIQUID ASSETS PORTFOLIO 9 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

Item 2. Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended, as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Separate certifications for the principal executive and principal financial officers of the registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

                                  SIGNATURES

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Institutional Funds

By:   /s/ Lloyd A. Wennlund
      -----------------------------
      Lloyd A. Wennlund, President
      (Principal Executive Officer)

Date: April 20, 2006

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant) Northern Institutional Funds

By:   /s/ Lloyd A. Wennlund
      -----------------------------
      Lloyd A. Wennlund, President
      (Principal Executive Officer)

Date: April 20, 2006

By:   /s/ Stuart N. Schuldt
      -----------------------------
      Stuart N. Schuldt, Treasurer
      (Principal Financial and
      Accounting Officer)

Date: April 20, 2006